UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2020
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended December 31, 2020
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	10.86%
NAV Return[1]	10.94%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	10.99%
ETF Category: Morningstar Inflation-Protected Bond[2]	10.01%
Performance Details	pages 7-8

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	3.11%
NAV Return[1]	3.11%
Bloomberg Barclays US Treasury 1-3 Year Index	3.16%
ETF Category: Morningstar Short Government[2]	3.11%
Performance Details	pages 9-10

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	7.72%
NAV Return[1]	7.62%
Bloomberg Barclays US Treasury 3-10 Year Index	7.67%
ETF Category: Morningstar Intermediate Government[2]	5.65%
Performance Details	pages 11-12

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	17.72%
NAV Return[1]	17.64%
Bloomberg Barclays US Long Treasury Index	17.70%
ETF Category: Morningstar Long Government[2]	17.48%
Performance Details	pages 13-14
Total Returns for the 12 Months Ended December 31, 2020
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	7.46%
NAV Return[1]	7.50%
Bloomberg Barclays US Aggregate Bond Index	7.51%
ETF Category: Morningstar Intermediate Core Bond[2]	7.52%
Performance Details	pages 15-16

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	5.29%
NAV Return[1]	5.31%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	5.41%
ETF Category: Morningstar Short-Term Bond[2]	3.81%
Performance Details	pages 17-18

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	9.75%
NAV Return[1]	9.83%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	9.75%
ETF Category: Morningstar Corporate Bond[2]	9.24%
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Markets began the year on a high note, with equities riding the longest bull market cycle in history and bonds experiencing conditions typical of an extended economic expansion. However, beginning in late-February, as COVID-19 spread globally and broad swaths of the economy shut down, equity prices and bond yields fell sharply. The S&P 500® Index, a bellwether for the overall U.S. stock market, dropped 30% over just 22 trading days in late February and early March and yields on U.S. Treasuries all fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. These and other swift federal actions supported fixed-income market liquidity and helped restore investor confidence. Within months most broad U.S. equity markets had regained the ground they had lost. Corporate bonds gained modest ground as well, while government bond performance proved mixed. Despite recurrent waves of COVID-19 infection in the U.S. and much of the rest of the world, the S&P 500® Index reached new heights in early September. After a pre-election pullback, the S&P 500® Index continued to set records throughout November and December. Yields on U.S. Treasuries, particularly longer-term U.S. Treasuries, trended upward late in the period, while yields on Treasury Inflation-Protected Securities (TIPS) were negative. For the 12-month reporting period ended December 31, 2020, the broad U.S. bond market, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned 7.5%. The S&P 500® Index returned 18.4% during the same period.
While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can help investors to achieve their long-term goals, even during difficult times. In addition to adding diversification to a portfolio, an allocation to fixed income can provide income and help to manage overall risk. The Schwab Fixed-Income ETFs provide convenient and low-cost options for gaining exposure to different segments of the fixed-income market. Offering access to government and corporate issuers with short-, intermediate- or long-term maturities as well as TIPS, the Schwab Fixed-Income ETFs can serve as part of the core of a diversified portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can help investors to achieve their long-term goals, even during difficult times.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the 12-month reporting period ended December 31, 2020, U.S. fixed-income markets generated strong returns in a historically volatile year. Up until the final week of February, U.S. and international equity markets rose steadily with several key U.S. market indices hitting recording highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their market lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December fueled by the early stages of a shift in the market towards cyclical sectors, in part as a result of the initial distribution of COVID-19 vaccines in December. Amid this market volatility, bond prices rose on strong demand for most of the reporting period, driving yields down. For the 12-month reporting period, the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. bond market, returned 7.51%. The Bloomberg Barclays US 1-5 Year Corporate Bond Index and Bloomberg Barclays US 5-10 Year Corporate Bond Index returned 5.41% and 9.75%, respectively, while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year index returned 3.16% and 7.67%, respectively. Over the same period, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)TM returned 10.99%.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining at an annualized rate of 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. GDP subsequently jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting increased consumer demand and business spending. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined from May through November, dropping below double digits beginning in August. Unemployment was unchanged from November to December. Consumer confidence remained solid through February, but was volatile over the remainder of the reporting period.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its previous 2% target during economic expansions, which would keep interest rates lower for longer. Outside the U.S., central banks were similarly accommodative. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency cuts in March.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond prices and bond yields typically move in opposite directions.) Corporate credit markets were particularly strong. At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Yields remained near record lows through the remainder of the reporting period. The yield on the 10-year U.S. Treasury fell from 1.92% at the beginning of the reporting period to 0.93% at the end of the reporting period. The yield on the three-month U.S. Treasury fell from 1.55% to 0.09% over the period. Yields trended upward late in the reporting period in anticipation of a new fiscal aid package and hope for economic improvement in 2021. Outside the U.S., bond yields generally remained low.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed-Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining CSIM in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF

The Schwab U.S. TIPS ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue this investment objective, the fund generally invests in securities that are included in the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period. U.S. Treasury yields across the board, including yields on U.S. Treasury Inflation-Protected Securities (TIPS), fell to historic lows and prices rose. (Bond yields and bond prices typically move in opposite directions.) The unprecedented stimulus measures raised expectations of future inflation, which drove TIPS to outperform non-inflation-protected securities for the year.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return was 10.86% and its NAV return was 10.94% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 10.99% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. The fund’s gains came primarily from price appreciation, although coupon income and inflation accrual generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	8.1 Yrs
Weighted Average Duration[4]	7.6 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Less than 0.05%.
[4]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2010 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	10.86%	5.03%	3.70%
NAV Return[2]	10.94%	5.02%	3.73%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	10.99%	5.08%	3.81%
ETF Category: Morningstar Inflation-Protected Bond[3]	10.01%	4.59%	3.20%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF

The Schwab Short-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities in the Bloomberg Barclays US Treasury 1-3 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Yields on short-term U.S. Treasuries fell steeply in March and prices rose. (Bond yields and bond prices typically move in opposite directions.) Yields generally remained low through the end of the reporting period. The yield on the one-year U.S. Treasury bill, which began the year at 1.59%, ended the reporting period at 0.10%, just off its low of 0.09% a week earlier. The yield on the two-year U.S. Treasury note fell from 1.58% to 0.13% over the reporting period. Similarly, the yield on the three-year U.S. Treasury note fell from 1.62% to 0.17%. The spread between the one-year and three-year yields widened slightly over the reporting period, from 0.03% at the beginning of the reporting period to 0.07% at the end of the reporting period.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return and NAV return were 3.11% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 3.16% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. The fund’s gains came primarily from coupon income generated by the fund’s holdings, with price appreciation further boosting the fund’s return.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.0 Yrs
Weighted Average Duration[3]	2.0 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2010 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	3.11%	1.84%	1.22%
NAV Return[2]	3.11%	1.84%	1.22%
Bloomberg Barclays US Treasury 1-3 Year Index	3.16%	1.91%	1.31%
ETF Category: Morningstar Short Government[3]	3.11%	1.74%	1.27%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Intermediate-Term U.S. Treasury ETF

The Schwab Intermediate-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US Treasury 3-10 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Yields on intermediate-term U.S. Treasuries fell steeply in March and prices rose. (Bond yields and bond prices typically move in opposite directions.) Yields generally remained low throughout the reporting period, although yields on intermediate-term securities rose modestly by the end of the year in anticipation of a new fiscal aid package that passed in late December, coupled with the initial distribution of a COVID-19 vaccine in December and hope for economic improvement in 2021. The yield on the three-year U.S. Treasury note, which began the year at 1.62%, ended the reporting period at 0.17%, up slightly from its low of 0.10% in August. The yield on the five-year U.S. Treasury note fell from 1.69% to 0.36% over the reporting period, up from its low of 0.19% in August. The yield on the 10-year U.S. Treasury note fell from 1.92% to 0.93%, up from its low of 0.52% in August.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return was 7.72% and its NAV return was 7.62% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 7.67% during the same period. The fund’s gains came primarily from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	5.6 Yrs
Weighted Average Duration[3]	5.3 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2010 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	7.72%	3.54%	3.31%
NAV Return[2]	7.62%	3.56%	3.30%
Bloomberg Barclays US Treasury 3-10 Year Index	7.67%	3.63%	3.39%
ETF Category: Morningstar Intermediate Government[3]	5.65%	2.88%	2.70%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Long-Term U.S. Treasury ETF

The Schwab Long-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market. To pursue this investment objective, the fund generally invests in securities that are included in the Bloomberg Barclays US Long Treasury Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Yields on longer-term U.S. Treasuries fell steeply in March and prices rose. (Bond yields and bond prices typically move in opposite directions.) Yields generally remained low throughout the reporting period, although yields on longer-term securities gained momentum toward the end of the year in anticipation of a new fiscal aid package that passed in late December, coupled with the initial distribution of a COVID-19 vaccine in December and hope for economic improvement in 2021. The yield on the 10-year U.S. Treasury note, which began the year at 1.92%, ended the reporting period at 0.93%, up from its low of 0.52% in August. The yield on the 30-year U.S. Treasury bond began the year at 2.39% and ended the reporting period at 1.65%, up from its low of 0.99% in March.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return was 17.72% and its NAV return was 17.64% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 17.70% during the same period. The fund’s gains came primarily from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	24.5 Yrs
Weighted Average Duration[4]	18.3 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Less than 0.05%.
[4]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Long-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	17.72%	9.40%
NAV Return[2]	17.64%	9.56%
Bloomberg Barclays US Long Treasury Index	17.70%	9.59%
ETF Category: Morningstar Long Government[3]	17.48%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. Aggregate Bond ETF

The Schwab U.S. Aggregate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US Aggregate Bond Index (the index). In addition, for the 12-month reporting period ended December 31, 2020, the fund also held positions in TBAs, or “to be announced” securities. TBAs are mortgage-backed bonds that settle on a forward date and are used to gain exposure to the mortgage market. The average month-end position in these securities was 1.8% of the fund, with a minimum exposure of 0.8% and a maximum exposure of 3.7%. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond yields and bond prices typically move in opposite directions.) Demand for U.S. Treasuries spiked in March, driving yields to historic lows. Yields trended upward toward the end of the year in anticipation of a new fiscal aid package that passed in late December, coupled with the initial distribution of a COVID-19 vaccine in December and hope for economic improvement in 2021. The corporate bond market experienced an increase in supply as companies took advantage of the low interest rate environment to refinance existing debt or issue new debt, driving prices higher. Over the reporting period, the yield on the three-month U.S. Treasury bill fell from 1.55% to 0.09%, the yield on the 10-year U.S. Treasury note fell from 1.92% to 0.93%, and the yield on the 30-year U.S. Treasury bond fell from 2.39% to 1.65%.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index, which meant keeping the fund’s credit quality, duration, and sector allocations aligned to the index. For the 12 months ended December 31, 2020, the fund’s market price return was 7.46% and its NAV return were 7.50% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 7.51% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. The fund’s gains came primarily from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	8.1 Yrs
Weighted Average Duration[4]	6.3 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.3% of total investments on December 31, 2020.
[3]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (July 14, 2011 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	7.46%	4.31%	3.54%
NAV Return[2]	7.50%	4.35%	3.54%
Bloomberg Barclays US Aggregate Bond Index	7.51%	4.44%	3.64%
ETF Category: Morningstar Intermediate Core Bond[3]	7.52%	4.26%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 1-5 Year Corporate Bond ETF

The Schwab 1-5 Year Corporate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US 1-5 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Yields on U.S. Treasuries fell steeply in early March, while yields on U.S. corporate bonds fell steeply in late March, and prices rose. (Bond yields and bond prices typically move in opposite directions.) Yields generally remained low throughout the reporting period, although yields trended upward toward the end of the year in anticipation of a new fiscal aid package that passed in late December, coupled with the initial distribution of a COVID-19 vaccine in December and hope for economic improvement in 2021. The corporate bond market experienced an increase in supply as companies took advantage of the low interest rate environment to refinance existing debt or issue new debt, driving prices higher. Credit spreads between shorter-term corporate bonds and U.S. Treasuries tightened slightly over the year.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return was 5.29% and its NAV return was 5.31% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 5.41% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. The fund’s gains came primarily from coupon income generated by the fund’s holdings, with price appreciation further boosting the fund’s return.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.9 Yrs
Weighted Average Duration[3]	2.8 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 1-5 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	5.29%	4.73%
NAV Return[2]	5.31%	4.74%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	5.41%	4.86%
ETF Category: Morningstar Short-Term Bond[3]	3.81%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 5-10 Year Corporate Bond ETF

The Schwab 5-10 Year Corporate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US 5-10 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. In a tumultuous year marked by the COVID-19 pandemic that sent financial markets reeling, most U.S. bonds posted strong gains. The strongest performance came from longer-term corporate bond markets and longer-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted solid gains. Beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy and sent stock markets into bear-market territory and the U.S. into recession with record speed. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The Fed implemented two emergency rate cuts in March, bringing the target range for the federal funds rate to 0.00% to 0.25%, where it remained through the end of the reporting period.
Yields on U.S. Treasuries fell steeply in early March, while yields on U.S. corporate bonds fell steeply in late March, and prices rose. (Bond yields and bond prices typically move in opposite directions.) Yields generally remained low throughout the reporting period, although yields trended upward toward the end of the year in anticipation of a new fiscal aid package that passed in late December, coupled with the initial distribution of a COVID-19 vaccine in December and hope for economic improvement in 2021. The corporate bond market experienced an increase in supply as companies took advantage of the low interest rate environment to refinance existing debt or issue new debt, driving prices higher. Credit spreads between longer-term corporate bonds and U.S. Treasuries increased slightly over the year.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2020, the fund’s market price return was 9.75% and its NAV return were 9.83% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 9.75% during the same period. The fund’s gains came primarily from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	7.3 Yrs
Weighted Average Duration[3]	6.4 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 5-10 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	9.75%	8.46%
NAV Return[2]	9.83%	8.52%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	9.75%	8.52%
ETF Category: Morningstar Corporate Bond[3]	9.24%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,046.50	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$1,001.10	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 997.90	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 970.80	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$1,012.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.90	$0.20
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$1,019.50	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$1,041.50	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$56.57	$53.27	$55.39	$54.84	$53.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.81	1.21	1.51	1.17	0.99
Net realized and unrealized gains (losses)	5.37	3.23	(2.23)	0.43	1.46
Total from investment operations	6.18	4.44	(0.72)	1.60	2.45
Less distributions:
Distributions from net investment income	(0.69)	(1.14)	(1.40)	(1.05)	(0.76)
Net asset value at end of period	$62.06	$56.57	$53.27	$55.39	$54.84
Total return	10.94%	8.36%	(1.31%)	2.95%	4.60%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05% [2]	0.07%
Net investment income (loss)	1.36%	2.18%	2.80%	2.13%	1.78%
Portfolio turnover rate[3]	23%	20%	17%	19%	16%
Net assets, end of period (x 1,000)	$14,090,007	$8,733,970	$5,779,263	$2,880,386	$1,614,977

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/22	430,749,026	438,667,145
0.13%, 04/15/22	424,843,354	433,890,835
0.13%, 07/15/22	420,841,464	434,176,941
0.13%, 01/15/23	496,869,157	516,466,969
0.63%, 04/15/23	414,575,831	436,782,444
0.38%, 07/15/23	484,620,296	513,786,199
0.63%, 01/15/24	465,142,403	499,519,981
0.50%, 04/15/24	284,706,553	305,341,896
0.13%, 07/15/24	448,260,692	480,349,299
0.13%, 10/15/24	355,819,541	381,716,354
0.25%, 01/15/25	445,954,032	481,514,986
2.38%, 01/15/25	272,462,123	318,489,929
0.13%, 04/15/25	322,083,760	346,621,234
0.38%, 07/15/25	425,593,557	467,775,279
0.13%, 10/15/25	354,411,770	385,576,370
0.63%, 01/15/26	364,559,490	407,260,762
2.00%, 01/15/26	194,458,787	231,326,176
0.13%, 07/15/26	347,748,971	382,718,483
0.38%, 01/15/27	345,508,059	385,784,855
2.38%, 01/15/27	159,595,408	198,612,952
0.38%, 07/15/27	354,806,539	399,401,237
0.50%, 01/15/28	370,293,504	419,989,599
1.75%, 01/15/28	160,349,463	196,869,087
3.63%, 04/15/28	152,732,668	210,255,340
0.75%, 07/15/28	326,778,497	380,406,946
0.88%, 01/15/29	268,876,899	316,211,865
2.50%, 01/15/29	143,722,362	188,962,377
3.88%, 04/15/29	184,619,032	266,232,098
0.25%, 07/15/29	323,445,895	366,475,491
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/30	380,978,552	425,288,129
0.13%, 07/15/30	419,037,839	470,499,310
3.38%, 04/15/32	63,936,425	97,509,600
2.13%, 02/15/40	83,163,497	128,971,465
2.13%, 02/15/41	118,485,786	186,060,412
0.75%, 02/15/42	203,339,527	259,176,429
0.63%, 02/15/43	151,263,670	188,755,449
1.38%, 02/15/44	211,282,525	304,590,327
0.75%, 02/15/45	230,919,737	298,307,254
1.00%, 02/15/46	122,594,575	167,410,540
0.88%, 02/15/47	147,110,071	197,989,374
1.00%, 02/15/48	126,059,356	175,698,011
1.00%, 02/15/49	123,182,785	173,662,936
0.25%, 02/15/50	162,403,081	193,780,742
Total Treasuries
(Cost $13,110,977,207)		14,058,883,107
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,860,948	1,860,948
Total Other Investment Company
(Cost $1,860,948)		1,860,948
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$14,058,883,107	$—	$14,058,883,107
Other Investment Company[1]	1,860,948	—	—	1,860,948
Total	$1,860,948	$14,058,883,107	$—	$14,060,744,055
[1]	As categorized in Portfolio Holdings.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of December 31, 2020 (continued)

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $13,112,838,155)		$14,060,744,055
Receivables:
Investments sold		178,477,565
Interest		31,119,443
Fund shares sold		21,691,969
Dividends	+	231
Total assets		14,292,033,263
Liabilities
Payables:
Investments bought		201,445,235
Management fees	+	580,843
Total liabilities		202,026,078
Net Assets
Total assets		14,292,033,263
Total liabilities	–	202,026,078
Net assets		$14,090,007,185
Net Assets by Source
Capital received from investors		13,183,901,564
Total distributable earnings		906,105,621

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,090,007,185		227,050,000		$62.06

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$150,535,770*
Dividends		23,110
Securities on loan, net	+	6,861
Total investment income		150,565,741
Expenses
Management fees		5,343,459
Total expenses	–	5,343,459
Net investment income		145,222,282
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(194,059)
Net realized gains on in-kind redemptions	+	163,733,542
Net realized gains		163,539,483
Net change in unrealized appreciation (depreciation) on investments	+	744,938,595
Net realized and unrealized gains		908,478,078
Increase in net assets resulting from operations		$1,053,700,360
*	See financial note 2(b) regarding inflation-protected securities.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$145,222,282	$153,051,236
Net realized gains		163,539,483	1,958,522
Net change in unrealized appreciation (depreciation)	+	744,938,595	361,225,335
Increase in net assets resulting from operations		1,053,700,360	516,235,093
Distributions to Shareholders
Total distributions		($145,346,920)	($152,790,170)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		117,700,000	$7,091,983,560	55,400,000	$3,115,333,976
Shares redeemed	+	(45,050,000)	(2,644,299,382)	(9,500,000)	(524,072,192)
Net transactions in fund shares		72,650,000	$4,447,684,178	45,900,000	$2,591,261,784
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,400,000	$8,733,969,567	108,500,000	$5,779,262,860
Total increase	+	72,650,000	5,356,037,618	45,900,000	2,954,706,707
End of period		227,050,000	$14,090,007,185	154,400,000	$8,733,969,567

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$50.48	$49.88	$50.03	$50.41	$50.43
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.14	0.94	0.57	0.42
Net realized and unrealized gains (losses)	0.91	0.60	(0.20) [2]	(0.39)	(0.03)
Total from investment operations	1.56	1.74	0.74	0.18	0.39
Less distributions:
Distributions from net investment income	(0.65)	(1.14)	(0.89)	(0.56)	(0.41)
Net asset value at end of period	$51.39	$50.48	$49.88	$50.03	$50.41
Total return	3.11%	3.53%	1.50%	0.35%	0.78%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [3]	0.06%	0.06%	0.08% [4]
Net investment income (loss)	1.26%	2.27%	1.89%	1.13%	0.83%
Portfolio turnover rate[5]	74%	77%	65%	65%	66%
Net assets, end of period (x 1,000)	$7,507,924	$5,262,952	$4,254,630	$2,181,398	$1,414,092

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
7.25%, 08/15/22	9,818,000	10,951,864
7.63%, 11/15/22	6,025,000	6,868,735
7.13%, 02/15/23	12,077,000	13,864,019
6.25%, 08/15/23	17,260,000	20,018,903
Notes
2.50%, 01/15/22	87,677,000	89,836,389
1.38%, 01/31/22	54,485,000	55,227,784
1.50%, 01/31/22	51,224,000	51,988,358
1.88%, 01/31/22	93,580,000	95,356,558
2.00%, 02/15/22	69,106,000	70,566,404
2.50%, 02/15/22	75,775,000	77,796,654
1.13%, 02/28/22	90,358,000	91,423,943
1.75%, 02/28/22	61,704,000	62,875,412
1.88%, 02/28/22	62,548,000	63,824,615
2.38%, 03/15/22	85,249,000	87,555,052
0.38%, 03/31/22	99,920,000	100,249,814
1.75%, 03/31/22	65,671,000	67,008,790
1.88%, 03/31/22	52,990,000	54,150,191
2.25%, 04/15/22	84,609,000	86,929,138
0.13%, 04/30/22	65,987,000	66,006,332
1.75%, 04/30/22	69,715,000	71,233,207
1.88%, 04/30/22	80,209,000	82,081,065
1.75%, 05/15/22	61,415,000	62,787,242
2.13%, 05/15/22	80,767,000	82,983,360
0.13%, 05/31/22	90,935,000	90,954,537
1.75%, 05/31/22	76,003,000	77,750,178
1.88%, 05/31/22	71,200,000	72,968,875
1.75%, 06/15/22	85,884,000	87,913,680
0.13%, 06/30/22	68,424,000	68,440,037
1.75%, 06/30/22	75,667,000	77,509,905
2.13%, 06/30/22	67,207,000	69,220,585
1.75%, 07/15/22	82,141,000	84,196,129
0.13%, 07/31/22	78,893,000	78,908,409
1.88%, 07/31/22	87,531,000	89,953,489
2.00%, 07/31/22	99,132,000	102,067,237
1.50%, 08/15/22	89,680,000	91,689,042
1.63%, 08/15/22	28,668,000	29,368,462
0.13%, 08/31/22	72,210,000	72,218,462
1.63%, 08/31/22	79,409,000	81,383,368
1.88%, 08/31/22	133,934,000	137,818,610
1.50%, 09/15/22	70,048,000	71,684,278
0.13%, 09/30/22	75,819,000	75,826,405
1.75%, 09/30/22	70,667,000	72,666,931
1.88%, 09/30/22	89,444,000	92,169,247
1.38%, 10/15/22	76,541,000	78,248,223
0.13%, 10/31/22	81,938,000	81,947,602
1.88%, 10/31/22	59,890,000	61,802,503
2.00%, 10/31/22	74,668,000	77,220,129
1.63%, 11/15/22	140,891,000	144,831,545
0.13%, 11/30/22	139,132,000	139,148,305
2.00%, 11/30/22	127,986,000	132,560,500
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 12/15/22	78,470,000	80,771,991
0.13%, 12/31/22	112,000,000	112,006,562
2.13%, 12/31/22	124,867,000	129,832,415
1.50%, 01/15/23	71,428,000	73,422,962
1.75%, 01/31/23	66,269,000	68,502,990
2.38%, 01/31/23	72,274,000	75,636,435
1.38%, 02/15/23	77,544,000	79,588,617
2.00%, 02/15/23	116,704,000	121,331,132
1.50%, 02/28/23	64,874,000	66,784,742
2.63%, 02/28/23	76,105,000	80,186,725
0.50%, 03/15/23	92,290,000	93,043,461
1.50%, 03/31/23	61,287,000	63,156,732
2.50%, 03/31/23	76,161,000	80,192,178
0.25%, 04/15/23	94,740,000	94,987,953
1.63%, 04/30/23	68,917,000	71,296,790
2.75%, 04/30/23	80,071,000	84,922,177
0.13%, 05/15/23	102,734,000	102,709,922
1.75%, 05/15/23	114,088,000	118,442,061
1.63%, 05/31/23	54,855,000	56,813,495
2.75%, 05/31/23	63,275,000	67,242,046
0.25%, 06/15/23	104,829,000	105,107,452
1.38%, 06/30/23	64,176,000	66,143,897
2.63%, 06/30/23	62,995,000	66,880,512
0.13%, 07/15/23	66,796,000	66,764,689
1.25%, 07/31/23	67,593,000	69,520,457
2.75%, 07/31/23	67,242,000	71,749,315
0.13%, 08/15/23	111,900,000	111,838,805
2.50%, 08/15/23	106,845,000	113,439,340
1.38%, 08/31/23	61,528,000	63,539,677
2.75%, 08/31/23	50,846,000	54,353,580
0.13%, 09/15/23	107,819,000	107,743,190
1.38%, 09/30/23	65,802,000	68,015,106
2.88%, 09/30/23	55,055,000	59,149,716
0.13%, 10/15/23	134,605,000	134,510,357
1.63%, 10/31/23	59,943,000	62,446,088
2.88%, 10/31/23	58,650,000	63,149,555
0.25%, 11/15/23	144,097,000	144,496,644
2.75%, 11/15/23	141,440,000	151,976,175
2.13%, 11/30/23	48,907,000	51,713,421
2.88%, 11/30/23	42,832,000	46,210,040
0.13%, 12/15/23	142,000,000	141,839,141
2.25%, 12/31/23	50,500,000	53,654,278
2.63%, 12/31/23	70,000,000	75,137,891
Total Treasuries
(Cost $7,414,295,456)		7,482,301,214

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	6,484,056	6,484,056
Total Other Investment Company
(Cost $6,484,056)		6,484,056
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$7,482,301,214	$—	$7,482,301,214
Other Investment Company[1]	6,484,056	—	—	6,484,056
Total	$6,484,056	$7,482,301,214	$—	$7,488,785,270
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $7,420,779,512)		$7,488,785,270
Receivables:
Investments sold		676,616,205
Fund shares sold		280,072,115
Interest		26,120,447
Dividends	+	48
Total assets		8,471,594,085
Liabilities
Payables:
Investments bought		662,724,317
Management fees		320,509
Fund shares redeemed	+	300,625,502
Total liabilities		963,670,328
Net Assets
Total assets		8,471,594,085
Total liabilities	–	963,670,328
Net assets		$7,507,923,757
Net Assets by Source
Capital received from investors		7,442,389,565
Total distributable earnings		65,534,192

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,507,923,757		146,100,000		$51.39

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$91,564,896
Dividends	+	16,880
Total investment income		91,581,776
Expenses
Management fees		3,497,770
Total expenses	–	3,497,770
Net investment income		88,084,006
Realized and Unrealized Gains (Losses)
Net realized gains on investments		22,772,264
Net realized gains on in-kind redemptions	+	59,856,837
Net realized gains		82,629,101
Net change in unrealized appreciation (depreciation) on investments	+	22,483,068
Net realized and unrealized gains		105,112,169
Increase in net assets resulting from operations		$193,196,175

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$88,084,006	$122,485,147
Net realized gains		82,629,101	21,531,491
Net change in unrealized appreciation (depreciation)	+	22,483,068	44,234,324
Increase in net assets resulting from operations		193,196,175	188,250,962
Distributions to Shareholders
Total distributions		($88,160,440)	($122,565,815)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		133,700,000	$6,866,598,962	92,750,000	$4,666,572,488
Shares redeemed	+	(91,850,000)	(4,726,663,144)	(73,800,000)	(3,723,935,297)
Net transactions in fund shares		41,850,000	$2,139,935,818	18,950,000	$942,637,191
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		104,250,000	$5,262,952,204	85,300,000	$4,254,629,866
Total increase	+	41,850,000	2,244,971,553	18,950,000	1,008,322,338
End of period		146,100,000	$7,507,923,757	104,250,000	$5,262,952,204

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$54.97	$52.89	$53.35	$53.41	$53.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.94	1.28	1.21	0.89	0.79
Net realized and unrealized gains (losses)	3.24	2.07	(0.55) [2]	(0.07)	(0.15)
Total from investment operations	4.18	3.35	0.66	0.82	0.64
Less distributions:
Distributions from net investment income	(0.94)	(1.27)	(1.12)	(0.88)	(0.78)
Net asset value at end of period	$58.21	$54.97	$52.89	$53.35	$53.41
Total return	7.62%	6.38%	1.28%	1.54%	1.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [3]	0.06%	0.06%	0.09% [4]
Net investment income (loss)	1.63%	2.35%	2.34%	1.66%	1.44%
Portfolio turnover rate[5]	51%	38%	41%	30%	30%
Net assets, end of period (x 1,000)	$3,952,710	$4,735,743	$3,480,449	$1,165,708	$790,506

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
7.50%, 11/15/24	7,321,000	9,374,598
7.63%, 02/15/25	2,789,000	3,630,820
6.88%, 08/15/25	3,275,000	4,258,268
6.00%, 02/15/26	6,133,000	7,883,301
6.75%, 08/15/26	3,310,000	4,469,664
6.50%, 11/15/26	4,110,000	5,544,486
6.63%, 02/15/27	2,767,000	3,791,330
6.38%, 08/15/27	3,467,000	4,780,397
6.13%, 11/15/27	9,751,000	13,393,913
5.50%, 08/15/28	5,629,000	7,641,807
5.25%, 11/15/28	7,050,000	9,507,035
5.25%, 02/15/29	5,021,000	6,810,124
6.13%, 08/15/29	3,750,000	5,435,156
6.25%, 05/15/30	6,600,000	9,837,609
Notes
2.75%, 02/15/24	37,924,000	40,975,697
2.13%, 02/29/24	28,838,000	30,606,581
2.38%, 02/29/24	38,619,000	41,283,108
2.13%, 03/31/24	54,401,000	57,807,438
2.00%, 04/30/24	26,645,000	28,243,700
2.25%, 04/30/24	41,625,000	44,463,955
2.50%, 05/15/24	58,293,000	62,817,539
2.00%, 05/31/24	50,657,000	53,759,741
1.75%, 06/30/24	33,131,000	34,911,791
2.00%, 06/30/24	30,132,000	32,016,427
1.75%, 07/31/24	31,845,000	33,592,743
2.13%, 07/31/24	30,559,000	32,645,607
2.38%, 08/15/24	61,109,000	65,871,205
1.25%, 08/31/24	39,401,000	40,873,920
1.88%, 08/31/24	26,034,000	27,604,176
1.50%, 09/30/24	32,901,000	34,457,372
2.13%, 09/30/24	25,213,000	26,991,698
1.50%, 10/31/24	26,200,000	27,462,922
2.25%, 10/31/24	23,400,000	25,195,219
2.25%, 11/15/24	51,337,000	55,317,623
1.50%, 11/30/24	34,478,000	36,157,456
2.13%, 11/30/24	21,872,000	23,470,536
1.75%, 12/31/24	26,376,000	27,942,075
2.25%, 12/31/24	19,038,000	20,548,398
1.38%, 01/31/25	31,052,000	32,454,192
2.50%, 01/31/25	21,366,000	23,308,136
2.00%, 02/15/25	53,642,000	57,449,325
1.13%, 02/28/25	32,471,000	33,617,632
2.75%, 02/28/25	22,488,000	24,792,142
0.50%, 03/31/25	35,245,000	35,571,292
2.63%, 03/31/25	21,440,000	23,557,200
0.38%, 04/30/25	42,092,000	42,249,845
2.88%, 04/30/25	23,363,000	25,959,396
2.13%, 05/15/25	51,038,000	55,097,116
0.25%, 05/31/25	14,699,000	14,671,439
2.88%, 05/31/25	23,706,000	26,381,259
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 06/30/25	33,840,000	33,755,400
2.75%, 06/30/25	22,401,000	24,845,859
0.25%, 07/31/25	39,588,000	39,473,566
2.88%, 07/31/25	24,327,000	27,156,914
2.00%, 08/15/25	50,406,000	54,310,496
0.25%, 08/31/25	46,321,000	46,169,009
2.75%, 08/31/25	14,303,000	15,907,059
0.25%, 09/30/25	40,211,000	40,057,067
3.00%, 09/30/25	23,459,000	26,402,371
0.25%, 10/31/25	52,014,000	51,792,534
3.00%, 10/31/25	23,836,000	26,871,366
2.25%, 11/15/25	53,899,000	58,872,025
0.38%, 11/30/25	57,013,000	57,095,401
2.88%, 11/30/25	24,431,000	27,435,250
0.38%, 12/31/25	55,000,000	55,045,117
2.63%, 12/31/25	20,915,000	23,263,036
2.63%, 01/31/26	27,933,000	31,111,470
1.63%, 02/15/26	47,487,000	50,506,876
2.50%, 02/28/26	28,272,000	31,337,745
2.25%, 03/31/26	21,866,000	23,979,998
2.38%, 04/30/26	19,450,000	21,477,814
1.63%, 05/15/26	48,746,000	51,903,065
2.13%, 05/31/26	26,609,000	29,049,544
1.88%, 06/30/26	19,708,000	21,264,624
1.88%, 07/31/26	21,397,000	23,100,402
1.50%, 08/15/26	56,424,000	59,743,318
1.38%, 08/31/26	18,609,000	19,575,796
1.63%, 09/30/26	22,345,000	23,822,738
1.63%, 10/31/26	22,222,000	23,700,284
2.00%, 11/15/26	48,216,000	52,480,103
1.63%, 11/30/26	23,958,000	25,560,191
1.75%, 12/31/26	22,925,000	24,637,211
1.50%, 01/31/27	22,686,000	24,047,160
2.25%, 02/15/27	49,276,000	54,473,078
1.13%, 02/28/27	14,797,000	15,345,529
0.63%, 03/31/27	23,295,000	23,436,044
0.50%, 04/30/27	37,791,000	37,699,475
2.38%, 05/15/27	51,490,000	57,439,509
0.50%, 05/31/27	28,658,000	28,560,608
0.50%, 06/30/27	38,800,000	38,637,828
0.38%, 07/31/27	39,082,000	38,565,996
2.25%, 08/15/27	49,860,000	55,290,066
0.50%, 08/31/27	39,024,000	38,786,198
0.38%, 09/30/27	45,619,000	44,924,023
0.50%, 10/31/27	50,095,000	49,703,633
2.25%, 11/15/27	48,895,000	54,292,550
0.63%, 11/30/27	56,207,000	56,198,218
0.63%, 12/31/27	55,000,000	54,944,141
2.75%, 02/15/28	55,032,000	63,106,226
2.88%, 05/15/28	52,505,000	60,831,965
2.88%, 08/15/28	47,889,000	55,633,549
3.13%, 11/15/28	62,504,000	74,008,642
2.63%, 02/15/29	48,289,000	55,445,581
2.38%, 05/15/29	40,350,000	45,611,262
1.63%, 08/15/29	45,610,000	48,799,137

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/15/29	39,496,000	42,692,708
1.50%, 02/15/30	47,842,000	50,626,554
0.63%, 05/15/30	73,860,000	72,227,002
0.63%, 08/15/30	105,303,000	102,695,106
0.88%, 11/15/30	75,509,000	75,255,337
Total Treasuries
(Cost $3,810,570,195)		3,937,465,183
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	3,865,148	3,865,148
Total Other Investment Company
(Cost $3,865,148)		3,865,148
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,937,465,183	$—	$3,937,465,183
Other Investment Company[1]	3,865,148	—	—	3,865,148
Total	$3,865,148	$3,937,465,183	$—	$3,941,330,331
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $3,814,435,343)		$3,941,330,331
Receivables:
Investments sold		195,999,084
Fund shares sold		61,081,283
Interest		15,002,294
Dividends	+	51
Total assets		4,213,413,043
Liabilities
Payables:
Investments bought		205,236,074
Management fees		164,098
Fund shares redeemed	+	55,303,010
Total liabilities		260,703,182
Net Assets
Total assets		4,213,413,043
Total liabilities	–	260,703,182
Net assets		$3,952,709,861
Net Assets by Source
Capital received from investors		3,828,435,117
Total distributable earnings		124,274,744

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,952,709,861		67,900,000		$58.21

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$70,928,301
Dividends		18,576
Securities on loan, net	+	20,249
Total investment income		70,967,126
Expenses
Management fees		2,112,084
Total expenses	–	2,112,084
Net investment income		68,855,042
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20,029,809
Net realized gains on in-kind redemptions	+	294,547,724
Net realized gains		314,577,533
Net change in unrealized appreciation (depreciation) on investments	+	(12,306,381)
Net realized and unrealized gains		302,271,152
Increase in net assets resulting from operations		$371,126,194

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$68,855,042	$100,694,259
Net realized gains		314,577,533	24,699,981
Net change in unrealized appreciation (depreciation)	+	(12,306,381)	127,844,208
Increase in net assets resulting from operations		371,126,194	253,238,448
Distributions to Shareholders
Total distributions		($68,701,360)	($100,812,255)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		53,250,000	$3,088,045,843	46,950,000	$2,562,077,403
Shares redeemed	+	(71,500,000)	(4,173,504,097)	(26,600,000)	(1,459,209,492)
Net transactions in fund shares		(18,250,000)	($1,085,458,254)	20,350,000	$1,102,867,911
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,150,000	$4,735,743,281	65,800,000	$3,480,449,177
Total increase or decrease	+	(18,250,000)	(783,033,420)	20,350,000	1,255,294,104
End of period		67,900,000	$3,952,709,861	86,150,000	$4,735,743,281

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.86	0.22
Net realized and unrealized gains (losses)	7.50	(2.67)
Total from investment operations	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.83)	(0.21)
Net asset value at end of period	$54.87	$47.34
Total return	17.64%	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [4],[5]
Net investment income (loss)	1.55%	2.07% [4]
Portfolio turnover rate[6]	45%	3% [3]
Net assets, end of period (x 1,000)	$90,535	$18,935

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
5.38%, 02/15/31	376,200	540,641
4.50%, 02/15/36	386,000	566,576
4.75%, 02/15/37	228,400	348,221
5.00%, 05/15/37	294,800	462,076
4.38%, 02/15/38	310,200	461,229
4.50%, 05/15/38	351,300	530,573
3.50%, 02/15/39	397,100	539,342
4.25%, 05/15/39	534,000	792,615
4.50%, 08/15/39	570,500	873,043
4.38%, 11/15/39	613,700	928,221
4.63%, 02/15/40	618,300	963,920
1.13%, 05/15/40	2,241,000	2,128,250
4.38%, 05/15/40	598,800	909,147
1.13%, 08/15/40	2,935,900	2,781,077
3.88%, 08/15/40	595,200	853,368
1.38%, 11/15/40	2,341,200	2,315,776
4.25%, 11/15/40	590,800	887,862
4.75%, 02/15/41	627,500	1,002,921
4.38%, 05/15/41	578,400	887,076
3.75%, 08/15/41	585,200	831,898
3.13%, 11/15/41	614,600	804,070
3.13%, 02/15/42	707,200	927,647
3.00%, 05/15/42	604,800	778,396
2.75%, 08/15/42	791,500	981,584
2.75%, 11/15/42	1,071,800	1,328,362
3.13%, 02/15/43	994,500	1,305,126
2.88%, 05/15/43	1,451,700	1,836,514
3.63%, 08/15/43	1,165,600	1,647,230
3.75%, 11/15/43	1,129,800	1,627,177
3.63%, 02/15/44	1,409,300	1,996,472
3.38%, 05/15/44	1,353,800	1,852,485
3.13%, 08/15/44	1,467,500	1,936,641
3.00%, 11/15/44	1,322,900	1,713,466
2.50%, 02/15/45	1,595,700	1,904,244
3.00%, 05/15/45	1,174,400	1,524,701
2.88%, 08/15/45	1,306,400	1,663,313
3.00%, 11/15/45	676,100	880,409
2.50%, 02/15/46	1,476,400	1,765,221
2.50%, 05/15/46	1,447,900	1,731,259
2.25%, 08/15/46	1,569,100	1,792,819
2.88%, 11/15/46	1,310,300	1,675,341
3.00%, 02/15/47	1,403,100	1,836,197
3.00%, 05/15/47	1,044,200	1,368,636
2.75%, 08/15/47	1,512,300	1,897,818
2.75%, 11/15/47	1,568,600	1,970,309
3.00%, 02/15/48	1,793,700	2,356,333
3.13%, 05/15/48	1,888,800	2,537,337
3.00%, 08/15/48	2,078,800	2,736,870
3.38%, 11/15/48	2,096,600	2,946,706
3.00%, 02/15/49	2,222,200	2,933,130
2.88%, 05/15/49	2,221,400	2,870,639
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 08/15/49	2,257,100	2,585,437
2.38%, 11/15/49	1,937,100	2,277,757
2.00%, 02/15/50	2,383,600	2,591,234
1.25%, 05/15/50	2,754,200	2,500,512
1.38%, 08/15/50	3,219,200	3,015,485
1.63%, 11/15/50	2,341,200	2,332,420
Total Treasuries
(Cost $89,728,702)		90,033,129
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	265	265
Total Other Investment Company
(Cost $265)		265
(a)	The rate shown is the 7-day yield.

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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$90,033,129	$—	$90,033,129
Other Investment Company[1]	265	—	—	265
Total	$265	$90,033,129	$—	$90,033,394
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $89,728,967)		$90,033,394
Receivables:
Investments sold		2,171,300
Interest	+	507,279
Total assets		92,711,973
Liabilities
Payables:
Investments bought		2,172,759
Management fees	+	3,864
Total liabilities		2,176,623
Net Assets
Total assets		92,711,973
Total liabilities	–	2,176,623
Net assets		$90,535,350
Net Assets by Source
Capital received from investors		90,824,997
Total distributable loss		(289,647)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$90,535,350		1,650,000		$54.87

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Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$941,095
Dividends	+	153
Total investment income		941,248
Expenses
Management fees		29,448
Total expenses	–	29,448
Net investment income		911,800
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(607,597)
Net realized gains on in-kind redemptions	+	1,932,140
Net realized gains		1,324,543
Net change in unrealized appreciation (depreciation) on investments	+	913,961
Net realized and unrealized gains		2,238,504
Increase in net assets resulting from operations		$3,150,304

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Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		10/10/19*-12/31/19
Net investment income		$911,800	$69,454
Net realized gains (losses)		1,324,543	(18,893)
Net change in unrealized appreciation (depreciation)	+	913,961	(609,534)
Increase (decrease) in net assets resulting from operations		3,150,304	(558,973)
Distributions to Shareholders
Total distributions		($911,465)	($66,835)

Transactions in Fund Shares
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,550,000	$86,042,044	400,000	$19,560,860
Shares redeemed	+	(300,000)	(16,680,585)	—	—
Net transactions in fund shares		1,250,000	$69,361,459	400,000	$19,560,860
Shares Outstanding and Net Assets
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		400,000	$18,935,052	—	$—
Total increase	+	1,250,000	71,600,298	400,000	18,935,052
End of period		1,650,000	$90,535,350	400,000	$18,935,052
*	Commencement of operations.

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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$53.43	$50.59	$52.07	$51.55	$51.41
Income (loss) from investment operations:
Net investment income (loss)[1]	1.19	1.43	1.35	1.18	1.06
Net realized and unrealized gains (losses)	2.79	2.90	(1.42)	0.59	0.23 [2]
Total from investment operations	3.98	4.33	(0.07)	1.77	1.29
Less distributions:
Distributions from net investment income	(1.36)	(1.49)	(1.41)	(1.25)	(1.15)
Net asset value at end of period	$56.05	$53.43	$50.59	$52.07	$51.55
Total return	7.50%	8.64%	(0.09%)	3.46%	2.49%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.05% [3]
Net investment income (loss)	2.14%	2.71%	2.67%	2.26%	2.01%
Portfolio turnover rate[4],[5]	68%	63%	71%	101%	119%
Net assets, end of period (x 1,000)	$8,732,745	$7,383,509	$5,544,583	$4,925,693	$3,309,447

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
5
Includes to-be-announced (TBA) transactions. (See financial note 2)

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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.2% of net assets

Financial Institutions 8.2%
Banking 5.7%
Ally Financial, Inc.
4.13%, 02/13/22	200,000	207,938
4.63%, 05/19/22	150,000	158,480
3.05%, 06/05/23 (a)	300,000	316,605
1.45%, 10/02/23 (a)	200,000	204,256
3.88%, 05/21/24 (a)	250,000	274,428
5.13%, 09/30/24	250,000	288,353
4.63%, 03/30/25	150,000	171,134
5.80%, 05/01/25 (a)	250,000	298,635
8.00%, 11/01/31	600,000	882,372
8.00%, 11/01/31	400,000	575,312
American Express Co.
2.75%, 05/20/22 (a)	675,000	696,350
2.50%, 08/01/22 (a)	700,000	722,736
2.65%, 12/02/22	450,000	470,003
3.40%, 02/27/23 (a)	600,000	638,382
3.70%, 08/03/23 (a)	800,000	866,840
3.40%, 02/22/24 (a)	325,000	354,432
2.50%, 07/30/24 (a)	450,000	481,239
3.00%, 10/30/24 (a)	650,000	710,073
4.20%, 11/06/25 (a)	650,000	757,009
3.13%, 05/20/26 (a)	50,000	56,279
4.05%, 12/03/42	500,000	644,375
American Express Credit Corp.
2.70%, 03/03/22 (a)	400,000	410,432
3.30%, 05/03/27 (a)	550,000	625,988
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	650,000	671,086
2.63%, 11/09/22	500,000	521,995
2.05%, 11/21/22	250,000	258,723
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	600,000	604,944
1.13%, 09/18/25	400,000	403,764
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,440
3.13%, 02/23/23	200,000	210,712
3.85%, 04/12/23	600,000	644,160
2.71%, 06/27/24	400,000	427,048
2.75%, 05/28/25	600,000	642,624
5.18%, 11/19/25	400,000	468,948
4.25%, 04/11/27	200,000	232,062
3.80%, 02/23/28	600,000	681,132
4.38%, 04/12/28	400,000	469,336
3.31%, 06/27/29	600,000	676,260
3.49%, 05/28/30	400,000	449,448
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	364,823
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America Corp.
2.50%, 10/21/22 (a)	1,500,000	1,527,195
3.30%, 01/11/23	1,700,000	1,803,275
3.12%, 01/20/23 (a)(b)	2,750,000	2,829,942
2.88%, 04/24/23 (a)(b)	350,000	361,389
4.10%, 07/24/23	500,000	547,665
3.00%, 12/20/23 (a)(b)	1,300,000	1,368,289
4.13%, 01/22/24	950,000	1,054,300
3.55%, 03/05/24 (a)(b)	1,000,000	1,068,350
4.00%, 04/01/24	650,000	721,727
3.86%, 07/23/24 (a)(b)	750,000	814,380
4.20%, 08/26/24	950,000	1,065,748
0.81%, 10/24/24 (a)(b)	400,000	404,264
4.00%, 01/22/25	750,000	843,382
3.46%, 03/15/25 (a)(b)	1,075,000	1,171,212
3.95%, 04/21/25	1,000,000	1,127,450
3.88%, 08/01/25	2,300,000	2,626,301
0.98%, 09/25/25 (a)(b)	650,000	658,365
3.09%, 10/01/25 (a)(b)	350,000	380,765
2.46%, 10/22/25 (a)(b)	350,000	373,776
2.02%, 02/13/26 (a)(b)	500,000	524,745
4.45%, 03/03/26	500,000	583,545
3.50%, 04/19/26	1,000,000	1,134,500
4.25%, 10/22/26	650,000	761,410
1.20%, 10/24/26 (a)(b)	400,000	406,740
3.56%, 04/23/27 (a)(b)	750,000	847,597
3.25%, 10/21/27 (a)	1,000,000	1,121,500
4.18%, 11/25/27 (a)	1,200,000	1,394,652
3.82%, 01/20/28 (a)(b)	1,250,000	1,436,600
3.71%, 04/24/28 (a)(b)	500,000	570,955
3.59%, 07/21/28 (a)(b)	850,000	967,334
3.42%, 12/20/28 (a)(b)	1,700,000	1,921,425
3.97%, 03/05/29 (a)(b)	1,000,000	1,167,510
4.27%, 07/23/29 (a)(b)	650,000	774,839
3.97%, 02/07/30 (a)(b)	950,000	1,121,123
3.19%, 07/23/30 (a)(b)	1,500,000	1,682,250
2.88%, 10/22/30 (a)(b)	800,000	876,624
2.50%, 02/13/31 (a)(b)	1,200,000	1,275,048
2.59%, 04/29/31 (a)(b)	1,000,000	1,071,750
1.90%, 07/23/31 (a)(b)	750,000	759,120
1.92%, 10/24/31 (a)(b)	950,000	963,233
6.11%, 01/29/37	650,000	951,944
4.24%, 04/24/38 (a)(b)	700,000	868,679
7.75%, 05/14/38	550,000	936,232
4.08%, 04/23/40 (a)(b)	500,000	615,615
2.68%, 06/19/41 (a)(b)	1,050,000	1,095,759
5.88%, 02/07/42	500,000	762,470
5.00%, 01/21/44	1,150,000	1,623,386
4.88%, 04/01/44	250,000	346,875
4.75%, 04/21/45	200,000	274,412
4.44%, 01/20/48 (a)(b)	750,000	995,955
3.95%, 01/23/49 (a)(b)	400,000	500,252
4.33%, 03/15/50 (a)(b)	1,025,000	1,341,766
4.08%, 03/20/51 (a)(b)	1,800,000	2,281,212
2.83%, 10/24/51 (a)(b)	550,000	574,178

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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	258,275
6.00%, 10/15/36	600,000	899,952
Bank of Montreal
2.90%, 03/26/22	450,000	464,711
2.35%, 09/11/22	900,000	932,067
2.05%, 11/01/22	200,000	206,520
2.55%, 11/06/22 (a)	500,000	520,135
0.45%, 12/08/23	200,000	200,714
3.30%, 02/05/24	500,000	542,920
2.50%, 06/28/24	300,000	320,472
1.85%, 05/01/25	475,000	499,054
4.34%, 10/05/28 (a)(b)	300,000	330,222
3.80%, 12/15/32 (a)(b)	429,000	486,070
Bank of New York Mellon Corp.
2.60%, 02/07/22 (a)	750,000	767,662
1.95%, 08/23/22	750,000	771,705
1.85%, 01/27/23 (a)	300,000	309,438
2.95%, 01/29/23 (a)	500,000	526,095
3.50%, 04/28/23	250,000	268,283
2.20%, 08/16/23 (a)	500,000	524,200
3.65%, 02/04/24 (a)	100,000	109,874
3.25%, 09/11/24 (a)	350,000	385,336
2.10%, 10/24/24	250,000	265,595
3.00%, 02/24/25 (a)	250,000	275,313
1.60%, 04/24/25 (a)	450,000	470,246
3.95%, 11/18/25 (a)	950,000	1,101,135
2.45%, 08/17/26 (a)	200,000	217,986
3.25%, 05/16/27 (a)	300,000	339,864
3.40%, 01/29/28 (a)	250,000	286,923
3.44%, 02/07/28 (a)(b)	300,000	344,058
3.00%, 10/30/28 (a)	350,000	397,870
3.30%, 08/23/29 (a)	250,000	286,173
Bank of Nova Scotia
2.70%, 03/07/22	700,000	720,251
2.00%, 11/15/22	400,000	413,136
2.38%, 01/18/23	250,000	260,293
1.95%, 02/01/23	350,000	361,561
1.63%, 05/01/23	550,000	566,054
0.80%, 06/15/23	150,000	151,475
3.40%, 02/11/24	500,000	544,565
2.20%, 02/03/25	400,000	424,524
1.30%, 06/11/25	550,000	564,525
4.50%, 12/16/25	300,000	350,325
2.70%, 08/03/26	650,000	718,217
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	231,566
Barclays Bank PLC
1.70%, 05/12/22 (a)	950,000	966,568
Barclays PLC
3.68%, 01/10/23 (a)	550,000	567,143
4.61%, 02/15/23 (a)(b)	950,000	991,705
4.34%, 05/16/24 (a)(b)	750,000	812,317
4.38%, 09/11/24	200,000	221,532
1.01%, 12/10/24 (a)	250,000	251,890
3.65%, 03/16/25	800,000	883,904
3.93%, 05/07/25 (a)(b)	700,000	766,507
4.38%, 01/12/26	900,000	1,037,016
5.20%, 05/12/26	850,000	993,361
4.34%, 01/10/28 (a)	400,000	460,284
4.84%, 05/09/28 (a)	700,000	809,606
4.97%, 05/16/29 (a)(b)	950,000	1,144,018
5.09%, 06/20/30 (a)(b)	500,000	601,520
2.65%, 06/24/31 (a)(b)	200,000	209,002
3.56%, 09/23/35 (a)(b)	400,000	431,500
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 08/17/45	500,000	692,055
4.95%, 01/10/47	500,000	683,155
BBVA USA
2.88%, 06/29/22 (a)	250,000	258,758
2.50%, 08/27/24 (a)	250,000	265,545
3.88%, 04/10/25 (a)	250,000	281,130
BNP Paribas S.A.
3.25%, 03/03/23	375,000	398,681
4.25%, 10/15/24	300,000	338,109
BPCE S.A.
4.00%, 04/15/24	750,000	832,155
3.38%, 12/02/26	250,000	283,668
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	258,568
0.95%, 06/23/23	500,000	506,845
2.61%, 07/22/23 (a)(b)	100,000	103,381
3.50%, 09/13/23	700,000	759,983
3.10%, 04/02/24	250,000	270,720
2.25%, 01/28/25	250,000	265,428
Capital One Bank USA NA
3.38%, 02/15/23	250,000	264,810
2.28%, 01/28/26 (a)(b)	500,000	523,240
Capital One Financial Corp.
3.05%, 03/09/22 (a)	500,000	514,855
3.50%, 06/15/23	2,100,000	2,255,484
3.90%, 01/29/24 (a)	250,000	273,998
3.30%, 10/30/24 (a)	700,000	770,420
3.20%, 02/05/25 (a)	500,000	546,335
4.20%, 10/29/25 (a)	550,000	628,199
3.75%, 07/28/26 (a)	400,000	453,236
3.75%, 03/09/27 (a)	250,000	286,738
3.65%, 05/11/27 (a)	700,000	803,670
3.80%, 01/31/28 (a)	550,000	636,025
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	260,913
Citibank NA
3.65%, 01/23/24 (a)	850,000	930,138
Citigroup, Inc.
4.50%, 01/14/22	1,300,000	1,355,861
2.75%, 04/25/22 (a)	950,000	978,481
4.05%, 07/30/22	100,000	105,655
2.70%, 10/27/22 (a)	400,000	416,224
3.14%, 01/24/23 (a)(b)	1,000,000	1,028,750
3.50%, 05/15/23	450,000	482,665
2.88%, 07/24/23 (a)(b)	950,000	986,261
3.88%, 10/25/23	350,000	385,200
4.04%, 06/01/24 (a)(b)	450,000	489,240
3.75%, 06/16/24	500,000	553,235
4.00%, 08/05/24	250,000	278,655
3.88%, 03/26/25	450,000	504,157
3.35%, 04/24/25 (a)(b)	550,000	599,269
3.30%, 04/27/25	765,000	849,838
4.40%, 06/10/25	750,000	860,265
5.50%, 09/13/25	1,000,000	1,203,370
3.70%, 01/12/26	750,000	854,062
4.60%, 03/09/26	800,000	939,400
3.11%, 04/08/26 (a)(b)	1,100,000	1,205,028
3.40%, 05/01/26	500,000	563,335
3.20%, 10/21/26 (a)	1,000,000	1,118,250
4.30%, 11/20/26	500,000	584,180
4.45%, 09/29/27	1,150,000	1,359,852
3.89%, 01/10/28 (a)(b)	750,000	862,845
6.63%, 01/15/28	350,000	459,725
3.67%, 07/24/28 (a)(b)	1,250,000	1,424,312
4.13%, 07/25/28	900,000	1,053,603
3.52%, 10/27/28 (a)(b)	600,000	678,636

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.08%, 04/23/29 (a)(b)	300,000	352,794
3.98%, 03/20/30 (a)(b)	950,000	1,118,007
2.98%, 11/05/30 (a)(b)	900,000	992,601
2.67%, 01/29/31 (a)(b)	750,000	805,402
4.41%, 03/31/31 (a)(b)	1,350,000	1,638,360
2.57%, 06/03/31 (a)(b)	700,000	746,508
6.63%, 06/15/32	250,000	355,698
5.88%, 02/22/33	350,000	471,468
6.00%, 10/31/33	350,000	481,701
3.88%, 01/24/39 (a)(b)	800,000	960,752
8.13%, 07/15/39	300,000	538,053
5.32%, 03/26/41 (a)(b)	600,000	842,880
5.88%, 01/30/42	400,000	612,968
6.68%, 09/13/43	300,000	488,769
5.30%, 05/06/44	500,000	701,225
4.65%, 07/30/45	550,000	745,288
4.75%, 05/18/46	650,000	867,061
4.28%, 04/24/48 (a)(b)	350,000	457,156
4.65%, 07/23/48 (a)	800,000	1,106,080
Citizens Bank NA
3.25%, 02/14/22 (a)	500,000	515,050
2.65%, 05/26/22 (a)	250,000	257,555
3.70%, 03/29/23 (a)	250,000	267,470
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	166,788
3.25%, 04/30/30 (a)	450,000	508,999
2.64%, 09/30/32 (a)(c)	250,000	266,065
Comerica, Inc.
3.70%, 07/31/23 (a)	300,000	324,360
4.00%, 02/01/29 (a)	400,000	479,216
Cooperatieve Rabobank UA
2.75%, 01/10/22	250,000	256,308
3.88%, 02/08/22	1,250,000	1,299,550
2.75%, 01/10/23	250,000	262,265
4.63%, 12/01/23	450,000	501,777
3.38%, 05/21/25	750,000	837,555
4.38%, 08/04/25	500,000	571,540
3.75%, 07/21/26	250,000	282,973
5.25%, 05/24/41	700,000	1,034,516
5.75%, 12/01/43	500,000	748,520
5.25%, 08/04/45	500,000	717,355
Credit Suisse AG
2.80%, 04/08/22	500,000	516,105
1.00%, 05/05/23	500,000	507,590
3.63%, 09/09/24	1,300,000	1,443,221
2.95%, 04/09/25	500,000	548,795
Credit Suisse Group AG
3.80%, 06/09/23	600,000	646,326
3.75%, 03/26/25	1,250,000	1,389,987
4.55%, 04/17/26	750,000	883,080
4.88%, 05/15/45	500,000	702,245
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	528,660
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	390,440
Deutsche Bank AG
3.30%, 11/16/22	500,000	522,395
3.95%, 02/27/23	1,000,000	1,062,020
3.70%, 05/30/24	99,000	106,854
3.70%, 05/30/24	250,000	269,498
3.96%, 11/26/25 (a)(b)	450,000	492,480
4.10%, 01/13/26	200,000	222,280
4.10%, 01/13/26	200,000	223,438
2.13%, 11/24/26 (a)(b)	550,000	563,128
3.55%, 09/18/31 (a)(b)	750,000	815,025
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Bank
4.20%, 08/08/23	500,000	547,590
2.45%, 09/12/24 (a)	250,000	264,913
4.68%, 08/09/28 (a)(b)	250,000	266,040
4.65%, 09/13/28 (a)	1,000,000	1,199,240
Discover Financial Services
3.85%, 11/21/22	1,250,000	1,330,487
3.95%, 11/06/24 (a)	200,000	223,580
Fifth Third Bancorp
3.50%, 03/15/22 (a)	250,000	258,788
2.60%, 06/15/22 (a)	250,000	257,688
1.63%, 05/05/23 (a)	200,000	205,916
4.30%, 01/16/24 (a)	250,000	277,420
3.65%, 01/25/24 (a)	575,000	627,727
2.55%, 05/05/27 (a)	250,000	272,340
3.95%, 03/14/28 (a)	150,000	177,677
8.25%, 03/01/38	350,000	596,837
Fifth Third Bank NA
1.80%, 01/30/23 (a)	500,000	514,550
3.95%, 07/28/25 (a)	250,000	286,113
3.85%, 03/15/26 (a)	500,000	567,960
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	212,592
4.00%, 05/26/25 (a)	200,000	223,716
First Republic Bank
2.50%, 06/06/22 (a)	250,000	257,098
4.63%, 02/13/47 (a)	250,000	329,648
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	493,584
Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,600,000	1,691,248
3.00%, 04/26/22 (a)	1,300,000	1,310,608
3.63%, 01/22/23	800,000	853,768
3.20%, 02/23/23 (a)	600,000	634,200
2.91%, 06/05/23 (a)(b)	250,000	259,048
2.91%, 07/24/23 (a)(b)	1,000,000	1,038,450
0.63%, 11/17/23 (a)(b)	850,000	854,105
3.63%, 02/20/24 (a)	600,000	654,324
4.00%, 03/03/24	1,050,000	1,160,491
3.85%, 07/08/24 (a)	650,000	718,068
3.50%, 01/23/25 (a)	1,000,000	1,104,450
3.50%, 04/01/25 (a)	1,300,000	1,445,574
3.75%, 05/22/25 (a)	950,000	1,066,859
3.27%, 09/29/25 (a)(b)	800,000	876,464
4.25%, 10/21/25	750,000	859,867
3.50%, 11/16/26 (a)	950,000	1,067,363
1.09%, 12/09/26 (a)(b)	500,000	505,995
5.95%, 01/15/27	265,000	334,088
3.85%, 01/26/27 (a)	1,100,000	1,257,696
3.69%, 06/05/28 (a)(b)	1,100,000	1,267,541
3.81%, 04/23/29 (a)(b)	675,000	783,027
4.22%, 05/01/29 (a)(b)	950,000	1,125,902
2.60%, 02/07/30 (a)	700,000	753,900
3.80%, 03/15/30 (a)	850,000	1,001,359
6.13%, 02/15/33	150,000	217,593
6.45%, 05/01/36	400,000	587,476
6.75%, 10/01/37	1,950,000	2,988,102
4.02%, 10/31/38 (a)(b)	900,000	1,100,205
4.41%, 04/23/39 (a)(b)	800,000	1,022,008
6.25%, 02/01/41	950,000	1,502,187
4.80%, 07/08/44 (a)	675,000	934,875
5.15%, 05/22/45	800,000	1,124,032
4.75%, 10/21/45 (a)	500,000	698,690

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC Bank USA NA
5.88%, 11/01/34	250,000	354,935
5.63%, 08/15/35	500,000	686,715
7.00%, 01/15/39	250,000	398,243
HSBC Holdings PLC
3.26%, 03/13/23 (a)(b)	1,050,000	1,084,461
3.60%, 05/25/23	700,000	753,403
3.03%, 11/22/23 (a)(b)	250,000	262,843
4.25%, 03/14/24	950,000	1,048,971
3.95%, 05/18/24 (a)(b)	500,000	540,080
3.80%, 03/11/25 (a)(b)	1,300,000	1,419,990
4.25%, 08/18/25	400,000	453,828
2.63%, 11/07/25 (a)(b)	250,000	266,153
4.30%, 03/08/26	1,300,000	1,502,267
3.90%, 05/25/26	1,100,000	1,256,409
2.10%, 06/04/26 (a)(b)	600,000	625,254
4.29%, 09/12/26 (a)(b)	1,000,000	1,140,820
4.38%, 11/23/26	500,000	577,655
1.59%, 05/24/27 (a)(b)	750,000	762,705
4.04%, 03/13/28 (a)(b)	500,000	570,985
2.01%, 09/22/28 (a)(b)	650,000	666,438
4.58%, 06/19/29 (a)(b)	1,250,000	1,480,362
4.95%, 03/31/30	850,000	1,064,319
3.97%, 05/22/30 (a)(b)	1,000,000	1,156,760
2.85%, 06/04/31 (a)(b)	250,000	268,835
2.36%, 08/18/31 (a)(b)	500,000	517,490
7.63%, 05/17/32	387,000	568,743
6.50%, 05/02/36	650,000	942,071
6.50%, 09/15/37	650,000	952,484
6.80%, 06/01/38	650,000	988,604
6.10%, 01/14/42	400,000	609,780
5.25%, 03/14/44	495,000	688,921
HSBC USA, Inc.
3.50%, 06/23/24	200,000	219,190
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	50,000	50,940
2.63%, 08/06/24 (a)	250,000	267,325
4.00%, 05/15/25 (a)	350,000	396,753
2.55%, 02/04/30 (a)	250,000	269,133
Huntington National Bank
2.50%, 08/07/22 (a)	500,000	516,425
3.55%, 10/06/23 (a)	500,000	542,325
ING Groep N.V.
3.15%, 03/29/22	800,000	827,640
4.10%, 10/02/23	200,000	219,880
3.55%, 04/09/24	250,000	273,225
3.95%, 03/29/27	500,000	578,800
4.55%, 10/02/28	500,000	609,465
4.05%, 04/09/29	255,000	303,618
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	223,768
JPMorgan Chase & Co.
4.50%, 01/24/22	600,000	626,988
3.25%, 09/23/22	950,000	998,554
2.97%, 01/15/23 (a)	500,000	513,815
3.20%, 01/25/23	1,291,000	1,369,015
3.21%, 04/01/23 (a)(b)	250,000	259,230
2.78%, 04/25/23 (a)(b)	500,000	515,995
3.38%, 05/01/23	1,575,000	1,683,864
2.70%, 05/18/23 (a)	750,000	789,315
3.88%, 02/01/24	1,020,000	1,126,702
3.56%, 04/23/24 (a)(b)	700,000	749,854
3.63%, 05/13/24	500,000	553,200
1.51%, 06/01/24 (a)(b)	100,000	102,775
3.80%, 07/23/24 (a)(b)	1,390,000	1,506,746
3.88%, 09/10/24	900,000	1,007,883
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.65%, 09/16/24 (a)(b)	200,000	201,216
4.02%, 12/05/24 (a)(b)	700,000	771,995
3.13%, 01/23/25 (a)	1,000,000	1,095,190
3.22%, 03/01/25 (a)(b)	1,350,000	1,456,852
3.90%, 07/15/25 (a)	750,000	852,322
2.30%, 10/15/25 (a)(b)	650,000	690,462
2.01%, 03/13/26 (a)(b)	700,000	736,869
3.30%, 04/01/26 (a)	925,000	1,036,287
2.08%, 04/22/26 (a)(b)	1,100,000	1,162,139
3.20%, 06/15/26 (a)	799,000	894,688
2.95%, 10/01/26 (a)	975,000	1,084,102
7.63%, 10/15/26	150,000	205,301
1.05%, 11/19/26 (a)(b)	700,000	708,456
4.13%, 12/15/26	700,000	818,706
3.96%, 01/29/27 (a)(b)	200,000	230,296
8.00%, 04/29/27	200,000	280,238
4.25%, 10/01/27	493,000	585,132
3.63%, 12/01/27 (a)	500,000	568,800
3.78%, 02/01/28 (a)(b)	950,000	1,091,987
3.54%, 05/01/28 (a)(b)	1,050,000	1,199,971
2.18%, 06/01/28 (a)(b)	500,000	531,345
3.51%, 01/23/29 (a)(b)	750,000	855,330
4.01%, 04/23/29 (a)(b)	750,000	881,767
4.20%, 07/23/29 (a)(b)	1,150,000	1,372,467
4.45%, 12/05/29 (a)(b)	750,000	919,522
3.70%, 05/06/30 (a)(b)	900,000	1,045,215
8.75%, 09/01/30	50,000	74,131
2.74%, 10/15/30 (a)(b)	1,200,000	1,307,220
4.49%, 03/24/31 (a)(b)	1,400,000	1,728,342
2.52%, 04/22/31 (a)(b)	900,000	967,320
2.96%, 05/13/31 (a)(b)	1,000,000	1,095,800
1.76%, 11/19/31 (a)(b)	600,000	605,748
6.40%, 05/15/38	900,000	1,400,391
3.88%, 07/24/38 (a)(b)	850,000	1,036,328
5.50%, 10/15/40	500,000	739,515
3.11%, 04/22/41 (a)(b)	600,000	678,636
5.60%, 07/15/41	350,000	529,494
2.53%, 11/19/41 (a)(b)	500,000	514,650
5.40%, 01/06/42	500,000	747,800
5.63%, 08/16/43	450,000	678,843
4.85%, 02/01/44	400,000	577,564
4.95%, 06/01/45	600,000	853,470
4.26%, 02/22/48 (a)(b)	600,000	791,022
4.03%, 07/24/48 (a)(b)	500,000	638,760
3.96%, 11/15/48 (a)(b)	1,200,000	1,515,948
3.90%, 01/23/49 (a)(b)	500,000	632,900
3.11%, 04/22/51 (a)(b)	800,000	892,536
KeyBank NA
3.30%, 02/01/22	350,000	361,368
2.40%, 06/09/22	250,000	257,468
2.30%, 09/14/22	250,000	258,450
3.38%, 03/07/23	250,000	266,455
1.25%, 03/10/23	500,000	510,095
3.30%, 06/01/25	250,000	278,343
KeyCorp
4.10%, 04/30/28	1,000,000	1,191,260
2.55%, 10/01/29	150,000	162,705
Lloyds Bank PLC
2.25%, 08/14/22	200,000	206,220
Lloyds Banking Group PLC
3.00%, 01/11/22	250,000	256,540
2.86%, 03/17/23 (a)(b)	650,000	668,252
1.33%, 06/15/23 (a)(b)	400,000	404,544
4.05%, 08/16/23	500,000	545,955
2.91%, 11/07/23 (a)(b)	500,000	521,580
3.90%, 03/12/24	350,000	384,836
4.50%, 11/04/24	800,000	895,736

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 05/08/25	200,000	229,912
3.87%, 07/09/25 (a)(b)	400,000	441,444
4.58%, 12/10/25	200,000	229,012
2.44%, 02/05/26 (a)(b)	200,000	211,512
4.65%, 03/24/26	1,250,000	1,443,450
3.75%, 01/11/27	400,000	454,496
4.38%, 03/22/28	1,300,000	1,545,271
3.57%, 11/07/28 (a)(b)	450,000	508,207
5.30%, 12/01/45	350,000	483,899
4.34%, 01/09/48	600,000	746,550
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	257,185
2.90%, 02/06/25 (a)	250,000	272,383
3.40%, 08/17/27	250,000	283,398
Mitsubishi UFJ Financial Group, Inc.
3.22%, 03/07/22	600,000	620,076
2.62%, 07/18/22	700,000	724,360
2.67%, 07/25/22	750,000	777,105
3.46%, 03/02/23	377,000	401,984
3.76%, 07/26/23	250,000	271,280
3.41%, 03/07/24	500,000	544,275
2.80%, 07/18/24	300,000	321,705
0.85%, 09/15/24 (a)(b)	750,000	755,272
2.19%, 02/25/25	850,000	896,631
3.78%, 03/02/25	250,000	280,185
1.41%, 07/17/25	500,000	514,020
3.85%, 03/01/26	750,000	867,172
2.76%, 09/13/26	200,000	219,702
3.68%, 02/22/27	200,000	227,338
3.29%, 07/25/27	1,100,000	1,249,974
3.96%, 03/02/28	250,000	294,670
3.74%, 03/07/29	800,000	940,976
3.20%, 07/18/29	750,000	846,315
2.56%, 02/25/30	400,000	432,160
2.05%, 07/17/30	550,000	574,777
4.29%, 07/26/38	300,000	384,210
4.15%, 03/07/39	150,000	188,877
3.75%, 07/18/39	500,000	604,965
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	721,042
2.60%, 09/11/22	550,000	570,922
3.55%, 03/05/23	250,000	266,280
2.72%, 07/16/23 (a)(b)	300,000	309,837
1.24%, 07/10/24 (a)(b)	400,000	406,812
0.85%, 09/08/24 (a)(b)	250,000	251,535
3.92%, 09/11/24 (a)(b)	250,000	271,738
2.56%, 09/13/25 (a)(b)	200,000	211,602
2.23%, 05/25/26 (a)(b)	400,000	421,264
3.66%, 02/28/27	400,000	453,760
3.17%, 09/11/27	700,000	783,251
4.02%, 03/05/28	200,000	234,642
4.25%, 09/11/29 (a)(b)	500,000	595,505
3.15%, 07/16/30 (a)(b)	250,000	277,843
2.87%, 09/13/30 (a)(b)	200,000	217,662
2.59%, 05/25/31 (a)(b)	200,000	213,838
2.20%, 07/10/31 (a)(b)	250,000	259,570
1.98%, 09/08/31 (a)(b)	650,000	662,577
Morgan Stanley
2.75%, 05/19/22	602,000	621,902
4.88%, 11/01/22	1,150,000	1,240,367
3.13%, 01/23/23	1,300,000	1,372,982
3.75%, 02/25/23	650,000	697,092
4.10%, 05/22/23	750,000	813,870
0.56%, 11/10/23 (a)(b)	550,000	551,166
3.74%, 04/24/24 (a)(b)	1,000,000	1,076,560
3.88%, 04/29/24	1,000,000	1,108,560
3.70%, 10/23/24	850,000	946,628
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.72%, 07/22/25 (a)(b)	340,000	364,035
4.00%, 07/23/25	1,400,000	1,602,916
0.86%, 10/21/25 (a)(b)	400,000	403,136
5.00%, 11/24/25	750,000	896,160
3.88%, 01/27/26	200,000	229,650
2.19%, 04/28/26 (a)(b)	700,000	740,712
3.13%, 07/27/26	1,750,000	1,959,440
6.25%, 08/09/26	100,000	127,735
4.35%, 09/08/26	1,050,000	1,237,257
0.99%, 12/10/26 (a)(b)	500,000	504,225
3.63%, 01/20/27	1,100,000	1,263,669
3.95%, 04/23/27	50,000	57,902
3.59%, 07/22/28 (a)(b)	1,750,000	1,999,375
3.77%, 01/24/29 (a)(b)	850,000	986,323
4.43%, 01/23/30 (a)(b)	1,150,000	1,403,644
2.70%, 01/22/31 (a)(b)	1,250,000	1,360,450
3.62%, 04/01/31 (a)(b)	900,000	1,047,753
1.79%, 02/13/32 (a)(b)	250,000	252,260
7.25%, 04/01/32	400,000	616,712
3.97%, 07/22/38 (a)(b)	500,000	620,850
4.46%, 04/22/39 (a)(b)	250,000	326,848
6.38%, 07/24/42	800,000	1,311,176
4.30%, 01/27/45	1,000,000	1,336,050
4.38%, 01/22/47	700,000	953,162
5.60%, 03/24/51 (a)(b)	950,000	1,536,853
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	209,176
3.00%, 02/10/25 (a)	250,000	273,095
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	258,183
2.10%, 12/09/22 (a)	250,000	258,065
National Australia Bank Ltd.
2.80%, 01/10/22	250,000	256,515
2.50%, 05/22/22	500,000	515,550
3.00%, 01/20/23	250,000	263,730
2.88%, 04/12/23	500,000	529,210
3.63%, 06/20/23	250,000	270,225
3.38%, 01/14/26	500,000	564,085
2.50%, 07/12/26	250,000	272,768
National Bank of Canada
2.10%, 02/01/23	350,000	362,012
Natwest Group PLC
6.13%, 12/15/22	1,250,000	1,374,075
3.50%, 05/15/23 (a)(b)	500,000	520,165
6.10%, 06/10/23	300,000	336,318
3.88%, 09/12/23	450,000	488,227
6.00%, 12/19/23	400,000	456,680
2.36%, 05/22/24 (a)(b)	200,000	208,190
5.13%, 05/28/24	1,250,000	1,404,475
4.52%, 06/25/24 (a)(b)	350,000	382,302
4.27%, 03/22/25 (a)(b)	700,000	774,795
4.80%, 04/05/26	600,000	709,752
4.89%, 05/18/29 (a)(b)	1,000,000	1,203,920
3.75%, 11/01/29 (a)(b)	200,000	213,524
5.08%, 01/27/30 (a)(b)	850,000	1,047,242
4.45%, 05/08/30 (a)(b)	250,000	298,215
3.03%, 11/28/35 (a)(b)	250,000	258,528
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	200,000	207,112
Northern Trust Corp.
3.95%, 10/30/25	500,000	579,535
3.65%, 08/03/28 (a)	250,000	294,285
3.15%, 05/03/29 (a)	250,000	284,383
1.95%, 05/01/30 (a)	250,000	261,308
3.38%, 05/08/32 (a)(b)	200,000	219,036

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	173,016
PNC Bank NA
2.63%, 02/17/22 (a)	350,000	358,855
2.70%, 11/01/22 (a)	250,000	260,490
2.95%, 01/30/23 (a)	1,000,000	1,051,860
3.50%, 06/08/23 (a)	250,000	268,633
3.80%, 07/25/23 (a)	500,000	541,790
3.30%, 10/30/24 (a)	250,000	275,503
3.25%, 06/01/25 (a)	250,000	278,165
3.10%, 10/25/27 (a)	300,000	337,977
3.25%, 01/22/28 (a)	500,000	569,240
4.05%, 07/26/28	750,000	889,567
2.70%, 10/22/29	250,000	274,670
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	258,403
2.85%, 11/09/22	200,000	209,428
3.50%, 01/23/24 (a)	350,000	381,913
2.20%, 11/01/24 (a)	500,000	532,200
2.60%, 07/23/26 (a)	300,000	330,138
3.15%, 05/19/27 (a)	100,000	113,028
3.45%, 04/23/29 (a)	250,000	289,435
2.55%, 01/22/30 (a)	650,000	713,401
Regions Bank
6.45%, 06/26/37	250,000	356,580
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	265,453
7.38%, 12/10/37	150,000	227,723
Royal Bank of Canada
2.75%, 02/01/22	1,050,000	1,078,465
2.80%, 04/29/22	70,000	72,368
1.60%, 04/17/23	400,000	411,456
3.70%, 10/05/23	500,000	545,985
0.50%, 10/26/23	425,000	427,559
2.55%, 07/16/24	450,000	481,635
2.25%, 11/01/24	550,000	585,579
1.15%, 06/10/25	200,000	204,522
4.65%, 01/27/26	250,000	295,410
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,033,070
3.40%, 01/18/23 (a)	100,000	105,055
3.50%, 06/07/24 (a)	250,000	270,853
3.45%, 06/02/25 (a)	200,000	218,628
4.50%, 07/17/25 (a)	700,000	795,305
4.40%, 07/13/27 (a)	500,000	570,470
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	206,282
3.37%, 01/05/24 (a)(b)	2,000,000	2,104,500
1.53%, 08/21/26 (a)(b)	450,000	458,793
Santander UK PLC
2.10%, 01/13/23	200,000	206,600
4.00%, 03/13/24	350,000	387,471
Signature Bank
FRN
4.00%, 10/15/30 (a)(b)	350,000	356,209
State Street Corp.
2.83%, 03/30/23 (a)(b)	500,000	515,620
3.10%, 05/15/23	250,000	266,365
3.70%, 11/20/23	200,000	219,548
3.78%, 12/03/24 (a)(b)	250,000	274,383
3.30%, 12/16/24	500,000	555,715
3.55%, 08/18/25	571,000	648,376
2.35%, 11/01/25 (a)(b)	300,000	320,094
2.90%, 03/30/26 (a)(b)	100,000	108,964
2.65%, 05/19/26	350,000	385,641
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.14%, 12/03/29 (a)(b)	500,000	607,275
2.40%, 01/24/30	250,000	274,303
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	263,210
3.40%, 07/11/24	500,000	546,255
3.65%, 07/23/25	250,000	281,538
Sumitomo Mitsui Financial Group, Inc.
2.85%, 01/11/22	500,000	512,670
2.78%, 07/12/22	1,100,000	1,140,964
3.10%, 01/17/23	1,000,000	1,055,520
3.75%, 07/19/23	250,000	270,693
3.94%, 10/16/23	250,000	273,580
2.70%, 07/16/24	1,250,000	1,335,437
2.45%, 09/27/24	350,000	373,289
2.35%, 01/15/25	450,000	477,545
1.47%, 07/08/25	550,000	564,410
3.78%, 03/09/26	450,000	513,414
2.63%, 07/14/26	1,000,000	1,088,170
3.01%, 10/19/26	800,000	888,480
3.45%, 01/11/27	300,000	338,592
3.36%, 07/12/27	350,000	396,932
3.54%, 01/17/28	200,000	227,506
3.94%, 07/19/28	100,000	117,176
4.31%, 10/16/28	450,000	539,374
3.04%, 07/16/29	1,150,000	1,278,616
2.72%, 09/27/29	200,000	217,686
2.75%, 01/15/30	450,000	492,160
2.13%, 07/08/30	250,000	261,183
2.14%, 09/23/30	250,000	251,773
SVB Financial Group
3.50%, 01/29/25	100,000	109,463
3.13%, 06/05/30 (a)	250,000	282,145
Svenska Handelsbanken AB
3.90%, 11/20/23	650,000	716,378
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	774,952
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	174,092
4.25%, 08/15/24 (a)	250,000	274,805
3.70%, 08/04/26 (a)	300,000	332,784
3.95%, 12/01/27 (a)	750,000	844,965
5.15%, 03/19/29 (a)	350,000	424,480
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	259,478
Toronto-Dominion Bank
1.90%, 12/01/22	450,000	464,099
0.75%, 06/12/23	350,000	353,836
3.50%, 07/19/23	1,250,000	1,351,975
0.45%, 09/11/23	350,000	351,127
3.25%, 03/11/24	300,000	325,989
2.65%, 06/12/24	500,000	536,280
1.15%, 06/12/25	150,000	153,227
0.75%, 09/11/25	525,000	527,189
Truist Bank
2.63%, 01/15/22 (a)	250,000	255,623
2.80%, 05/17/22 (a)	655,000	676,556
2.45%, 08/01/22 (a)	500,000	516,220
3.00%, 02/02/23 (a)	250,000	263,168
2.75%, 05/01/23 (a)	200,000	210,802
3.20%, 04/01/24 (a)	350,000	379,614
3.69%, 08/02/24 (a)(b)	500,000	541,875
1.50%, 03/10/25 (a)	400,000	414,616
3.63%, 09/16/25 (a)	750,000	845,445
4.05%, 11/03/25 (a)	350,000	403,214
3.80%, 10/30/26 (a)	500,000	576,185
2.25%, 03/11/30 (a)	600,000	630,852

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Truist Financial Corp.
2.70%, 01/27/22 (a)	400,000	409,576
3.95%, 03/22/22 (a)	100,000	104,114
2.75%, 04/01/22 (a)	100,000	102,868
3.05%, 06/20/22 (a)	500,000	519,085
2.20%, 03/16/23 (a)	600,000	623,952
3.75%, 12/06/23 (a)	800,000	880,072
2.50%, 08/01/24 (a)	160,000	170,693
4.00%, 05/01/25 (a)	750,000	852,660
3.70%, 06/05/25 (a)	230,000	260,477
1.20%, 08/05/25 (a)	300,000	307,686
1.13%, 08/03/27 (a)	500,000	503,765
3.88%, 03/19/29 (a)	100,000	117,774
US Bancorp
3.00%, 03/15/22 (a)	510,000	525,932
2.95%, 07/15/22 (a)	1,500,000	1,558,890
3.70%, 01/30/24 (a)	250,000	275,293
3.38%, 02/05/24 (a)	450,000	490,846
2.40%, 07/30/24 (a)	400,000	427,416
3.60%, 09/11/24 (a)	700,000	774,557
1.45%, 05/12/25 (a)	500,000	518,935
2.38%, 07/22/26 (a)	200,000	217,564
3.15%, 04/27/27 (a)	650,000	734,831
3.90%, 04/26/28 (a)	1,200,000	1,431,552
1.38%, 07/22/30 (a)	450,000	451,197
US Bank NA
1.80%, 01/21/22 (a)	250,000	253,993
1.95%, 01/09/23 (a)	250,000	258,143
2.85%, 01/23/23 (a)	250,000	262,813
2.05%, 01/21/25 (a)	550,000	582,246
2.80%, 01/27/25 (a)	500,000	544,375
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	110,851
Wells Fargo & Co.
3.50%, 03/08/22	1,400,000	1,451,772
2.63%, 07/22/22	1,594,000	1,650,587
3.07%, 01/24/23 (a)	1,350,000	1,388,313
3.45%, 02/13/23	600,000	636,774
4.48%, 01/16/24	250,000	278,113
3.75%, 01/24/24 (a)	1,000,000	1,092,010
1.65%, 06/02/24 (a)(b)	650,000	668,388
3.30%, 09/09/24	1,100,000	1,205,633
3.00%, 02/19/25	650,000	707,772
3.55%, 09/29/25	1,050,000	1,181,050
2.41%, 10/30/25 (a)(b)	1,850,000	1,956,097
2.16%, 02/11/26 (a)(b)	800,000	841,704
3.00%, 04/22/26	1,250,000	1,378,750
2.19%, 04/30/26 (a)(b)	1,000,000	1,053,220
4.10%, 06/03/26	1,450,000	1,665,644
7.57%, 08/01/26	150,000	196,718
3.00%, 10/23/26	1,100,000	1,220,307
3.20%, 06/17/27 (a)(b)	750,000	832,807
4.30%, 07/22/27	800,000	940,312
3.58%, 05/22/28 (a)(b)	950,000	1,078,563
2.39%, 06/02/28 (a)(b)	750,000	799,552
4.15%, 01/24/29 (a)	750,000	890,437
2.88%, 10/30/30 (a)(b)	1,200,000	1,310,460
2.57%, 02/11/31 (a)(b)	1,000,000	1,065,230
4.48%, 04/04/31 (a)(b)	850,000	1,040,629
5.38%, 02/07/35	500,000	686,035
5.50%, 08/01/35	400,000	539,348
5.95%, 12/15/36	200,000	267,182
3.07%, 04/30/41 (a)(b)	1,000,000	1,089,000
5.38%, 11/02/43	650,000	906,119
5.61%, 01/15/44	1,200,000	1,701,252
4.65%, 11/04/44	750,000	960,547
3.90%, 05/01/45	700,000	875,119
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.90%, 11/17/45	650,000	867,873
4.40%, 06/14/46	600,000	751,578
4.75%, 12/07/46	700,000	919,772
5.01%, 04/04/51 (a)(b)	1,900,000	2,705,486
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	1,300,000	1,405,027
6.60%, 01/15/38	500,000	766,225
Westpac Banking Corp.
2.80%, 01/11/22	250,000	256,525
2.50%, 06/28/22	250,000	258,510
2.75%, 01/11/23	1,050,000	1,102,290
2.00%, 01/13/23	200,000	207,002
3.65%, 05/15/23	250,000	269,703
3.30%, 02/26/24	250,000	272,863
2.35%, 02/19/25	250,000	268,498
2.85%, 05/13/26	600,000	667,002
2.70%, 08/19/26	450,000	497,952
3.35%, 03/08/27	450,000	511,735
3.40%, 01/25/28	300,000	346,284
2.65%, 01/16/30	250,000	280,470
2.89%, 02/04/30 (a)(b)	400,000	419,840
4.32%, 11/23/31 (a)(b)	500,000	570,690
4.11%, 07/24/34 (a)(b)	800,000	910,320
4.42%, 07/24/39	300,000	383,748
		494,477,185
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	275,795
3.30%, 06/15/30 (a)	300,000	327,279
Ameriprise Financial, Inc.
3.00%, 03/22/22	50,000	51,646
3.70%, 10/15/24	475,000	529,430
3.00%, 04/02/25 (a)	150,000	163,760
2.88%, 09/15/26 (a)	250,000	277,700
BGC Partners, Inc.
5.38%, 07/24/23	200,000	217,578
3.75%, 10/01/24 (a)	300,000	314,040
4.38%, 12/15/25 (a)	100,000	105,822
BlackRock, Inc.
3.38%, 06/01/22	250,000	260,953
3.50%, 03/18/24	1,250,000	1,375,575
3.20%, 03/15/27	50,000	56,620
3.25%, 04/30/29 (a)	200,000	231,018
2.40%, 04/30/30 (a)	250,000	273,712
1.90%, 01/28/31 (a)	200,000	209,906
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	224,186
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	274,802
3.90%, 01/25/28 (a)	500,000	578,935
4.85%, 03/29/29 (a)	250,000	306,972
4.35%, 04/15/30 (a)	250,000	300,462
4.70%, 09/20/47 (a)	300,000	383,748
3.45%, 04/15/50 (a)	200,000	212,536
3.50%, 03/30/51 (a)	250,000	269,427
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	229,324
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	300,000	314,394
3.55%, 02/01/24 (a)(d)	150,000	163,742
4.20%, 03/24/25 (a)(d)	250,000	286,730
3.85%, 05/21/25 (a)(d)	125,000	142,405
3.20%, 01/25/28 (a)(d)	450,000	514,354
4.00%, 02/01/29 (a)(d)	250,000	299,042

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 05/22/29 (a)(d)	200,000	229,660
4.63%, 03/22/30 (a)(d)	250,000	316,102
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	549,020
5.30%, 09/15/43 (a)	300,000	448,629
4.15%, 06/15/48 (a)	200,000	270,746
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	207,924
3.80%, 08/24/27 (a)	100,000	115,443
4.50%, 06/20/28 (a)	250,000	302,565
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	137,237
Franklin Resources, Inc.
2.80%, 09/15/22	100,000	104,174
2.85%, 03/30/25	150,000	163,769
1.60%, 10/30/30 (a)	250,000	249,070
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	250,000	257,953
0.70%, 06/15/23	200,000	201,624
3.45%, 09/21/23 (a)	150,000	161,802
4.00%, 10/15/23	500,000	548,945
3.75%, 12/01/25 (a)	250,000	284,175
3.10%, 09/15/27 (a)	100,000	112,060
3.75%, 09/21/28 (a)	500,000	585,315
2.10%, 06/15/30 (a)	500,000	523,750
1.85%, 09/15/32 (a)	500,000	504,740
2.65%, 09/15/40 (a)	250,000	257,453
4.25%, 09/21/48 (a)	400,000	510,192
3.00%, 06/15/50 (a)	500,000	531,205
3.00%, 09/15/60 (a)	500,000	524,050
Invesco Finance PLC
3.13%, 11/30/22	250,000	263,288
3.75%, 01/15/26	350,000	396,168
5.38%, 11/30/43	100,000	130,568
Jefferies Group LLC
5.13%, 01/20/23	500,000	547,220
6.25%, 01/15/36	100,000	133,758
6.50%, 01/20/43	150,000	206,361
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	827,302
4.15%, 01/23/30	250,000	293,050
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	222,240
4.50%, 09/19/28 (a)	150,000	178,466
4.38%, 03/11/29 (a)	150,000	176,825
Legg Mason, Inc.
4.75%, 03/15/26	250,000	297,305
5.63%, 01/15/44	176,000	254,447
Nasdaq, Inc.
0.45%, 12/21/22 (a)	200,000	200,252
3.85%, 06/30/26 (a)	350,000	402,304
2.50%, 12/21/40 (a)	250,000	247,723
3.25%, 04/28/50 (a)	250,000	275,325
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	533,805
1.85%, 07/16/25	500,000	520,230
3.10%, 01/16/30	500,000	546,525
2.68%, 07/16/30	550,000	583,753
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	230,684
4.65%, 04/01/30 (a)	200,000	246,608
4.95%, 07/15/46	300,000	412,242
Stifel Financial Corp.
4.25%, 07/18/24	100,000	112,344
4.00%, 05/15/30 (a)	200,000	228,994
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	200,000	205,818
3.75%, 04/01/24 (a)	200,000	219,684
3.30%, 04/01/27 (a)	450,000	508,054
2.75%, 10/01/29 (a)	150,000	165,630
		26,836,469
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	750,000	774,150
4.63%, 07/01/22	150,000	157,872
3.30%, 01/23/23 (a)	250,000	261,005
4.13%, 07/03/23 (a)	300,000	321,267
4.88%, 01/16/24 (a)	250,000	273,830
3.15%, 02/15/24 (a)	400,000	420,672
6.50%, 07/15/25 (a)	200,000	239,390
4.45%, 10/01/25 (a)	150,000	167,858
4.45%, 04/03/26 (a)	650,000	731,854
3.65%, 07/21/27 (a)	1,050,000	1,139,365
4.63%, 10/15/27 (a)	150,000	170,153
Air Lease Corp.
3.50%, 01/15/22	250,000	257,050
3.75%, 02/01/22 (a)	140,000	144,015
2.63%, 07/01/22 (a)	100,000	102,705
2.25%, 01/15/23	200,000	205,460
2.75%, 01/15/23 (a)	250,000	258,380
3.88%, 07/03/23 (a)	100,000	106,692
4.25%, 09/15/24 (a)	650,000	712,380
2.30%, 02/01/25 (a)	250,000	259,008
3.25%, 03/01/25 (a)	200,000	213,608
3.38%, 07/01/25 (a)	100,000	108,475
2.88%, 01/15/26 (a)	200,000	212,074
3.75%, 06/01/26 (a)	250,000	276,282
3.63%, 04/01/27 (a)	650,000	704,554
3.63%, 12/01/27 (a)	449,000	495,045
4.63%, 10/01/28 (a)	150,000	172,143
3.25%, 10/01/29 (a)	250,000	264,143
3.00%, 02/01/30 (a)	200,000	205,834
Aircastle Ltd.
5.50%, 02/15/22	100,000	104,606
5.00%, 04/01/23	250,000	268,830
4.40%, 09/25/23 (a)	250,000	267,038
4.13%, 05/01/24 (a)	300,000	320,025
4.25%, 06/15/26 (a)	200,000	212,168
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	102,810
3.50%, 02/10/23 (a)	350,000	370,678
4.20%, 06/10/24 (a)	400,000	436,284
4.25%, 03/01/25 (a)	100,000	108,802
3.25%, 07/15/25 (a)	300,000	317,838
3.88%, 01/15/26 (a)	450,000	488,250
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	105,475
4.13%, 02/01/25 (a)	350,000	364,857
3.40%, 01/15/26 (a)	50,000	49,719
GATX Corp.
4.35%, 02/15/24 (a)	100,000	110,521
3.85%, 03/30/27 (a)	200,000	226,434
3.50%, 03/15/28 (a)	100,000	112,472
4.55%, 11/07/28 (a)	350,000	422,523
4.70%, 04/01/29 (a)	255,000	311,210
5.20%, 03/15/44 (a)	150,000	199,059
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	500,000	553,040
4.05%, 05/15/27 (a)(c)	250,000	286,035

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 05/15/30 (a)(c)	750,000	884,467
4.55%, 05/15/32 (a)(c)	250,000	300,142
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	945,582
4.42%, 11/15/35	3,775,000	4,511,049
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	125,000	133,088
2.88%, 01/15/26 (a)	250,000	255,263
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	203,970
International Lease Finance Corp.
5.88%, 08/15/22	250,000	270,448
Main Street Capital Corp.
5.20%, 05/01/24	350,000	380,646
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	103,723
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	200,000	216,700
4.00%, 03/30/25 (a)	250,000	261,235
4.25%, 01/15/26 (a)	200,000	210,852
Prospect Capital Corp.
5.88%, 03/15/23	27,000	28,360
		23,799,463
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	249,173
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)(c)	250,000	257,680
CME Group, Inc.
3.00%, 09/15/22	200,000	209,484
ORIX Corp.
2.90%, 07/18/22	540,000	559,310
4.05%, 01/16/24	150,000	164,547
3.70%, 07/18/27	143,000	163,698
		1,603,892
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	153,524
Aegon NV
5.50%, 04/11/48 (a)(b)	250,000	283,138
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	155,687
2.80%, 06/15/23 (a)	250,000	263,343
3.50%, 11/15/24 (a)	700,000	769,160
6.63%, 06/15/36	150,000	223,403
6.75%, 12/15/37	250,000	382,290
4.50%, 05/15/42 (a)	450,000	555,840
4.75%, 03/15/44 (a)	250,000	320,685
3.88%, 08/15/47 (a)	150,000	179,202
Aflac, Inc.
3.63%, 06/15/23	500,000	540,665
3.63%, 11/15/24	150,000	168,123
3.25%, 03/17/25	200,000	221,618
3.60%, 04/01/30 (a)	350,000	412,391
4.75%, 01/15/49 (a)	250,000	350,027
Alleghany Corp.
4.95%, 06/27/22	150,000	159,558
3.63%, 05/15/30 (a)	300,000	340,914
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	328,557
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allstate Corp.
3.15%, 06/15/23	450,000	480,429
0.75%, 12/15/25 (a)	400,000	402,248
3.28%, 12/15/26 (a)	250,000	286,218
5.35%, 06/01/33	79,000	109,114
4.50%, 06/15/43	450,000	609,903
4.20%, 12/15/46 (a)	226,000	299,346
3.85%, 08/10/49 (a)	250,000	318,152
6.50%, 05/15/57 (a)(b)	100,000	133,007
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	113,129
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	123,977
4.50%, 06/15/47 (a)	250,000	302,830
American International Group, Inc.
4.88%, 06/01/22	540,000	573,669
4.13%, 02/15/24	450,000	498,136
2.50%, 06/30/25 (a)	450,000	484,492
3.75%, 07/10/25 (a)	500,000	562,075
3.90%, 04/01/26 (a)	450,000	513,553
4.20%, 04/01/28 (a)	400,000	474,708
4.25%, 03/15/29 (a)	200,000	240,414
3.40%, 06/30/30 (a)	500,000	573,380
3.88%, 01/15/35 (a)	250,000	300,860
4.70%, 07/10/35 (a)	200,000	257,472
4.50%, 07/16/44 (a)	700,000	898,044
4.80%, 07/10/45 (a)	500,000	666,665
4.75%, 04/01/48 (a)	400,000	539,920
5.75%, 04/01/48 (a)(b)	210,000	242,487
4.38%, 06/30/50 (a)	300,000	391,404
4.38%, 01/15/55 (a)	550,000	714,263
8.18%, 05/15/58 (a)(b)	50,000	73,390
Anthem, Inc.
3.13%, 05/15/22	250,000	259,473
2.95%, 12/01/22 (a)	750,000	785,640
3.30%, 01/15/23	750,000	794,460
3.50%, 08/15/24 (a)	350,000	384,363
3.35%, 12/01/24 (a)	350,000	385,556
2.38%, 01/15/25 (a)	300,000	320,904
3.65%, 12/01/27 (a)	500,000	577,020
4.10%, 03/01/28 (a)	250,000	296,250
2.88%, 09/15/29 (a)	210,000	232,943
2.25%, 05/15/30 (a)	450,000	475,870
5.95%, 12/15/34	100,000	145,491
5.85%, 01/15/36	100,000	138,921
6.38%, 06/15/37	50,000	72,585
4.63%, 05/15/42	600,000	786,816
4.65%, 01/15/43	475,000	625,798
5.10%, 01/15/44	200,000	278,078
4.65%, 08/15/44 (a)	500,000	662,015
4.38%, 12/01/47 (a)	250,000	325,855
4.55%, 03/01/48 (a)	150,000	199,439
3.70%, 09/15/49 (a)	250,000	299,227
3.13%, 05/15/50 (a)	350,000	384,433
Aon Corp.
8.21%, 01/01/27	100,000	134,324
4.50%, 12/15/28 (a)	100,000	121,031
3.75%, 05/02/29 (a)	100,000	116,977
6.25%, 09/30/40	150,000	224,910
Aon PLC
4.00%, 11/27/23 (a)	300,000	327,537
3.50%, 06/14/24 (a)	500,000	546,035
3.88%, 12/15/25 (a)	300,000	342,363
4.60%, 06/14/44 (a)	300,000	397,845
4.75%, 05/15/45 (a)	250,000	340,037

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	232,474
5.03%, 12/15/46 (a)	400,000	549,020
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	291,157
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	68,245
Assurant, Inc.
4.20%, 09/27/23 (a)	200,000	218,844
4.90%, 03/27/28 (a)	150,000	174,728
3.70%, 02/22/30 (a)	100,000	110,690
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	229,240
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	501,597
6.15%, 04/03/30 (a)	200,000	248,362
3.50%, 01/15/31 (a)	250,000	266,420
AXA S.A.
8.60%, 12/15/30	500,000	779,330
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	400,000	447,776
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	363,555
1.85%, 03/12/30 (a)	400,000	422,444
1.45%, 10/15/30 (a)	200,000	202,978
5.75%, 01/15/40	100,000	153,923
4.40%, 05/15/42	350,000	466,266
4.30%, 05/15/43	300,000	397,989
4.20%, 08/15/48 (a)	950,000	1,256,736
4.25%, 01/15/49 (a)	700,000	930,244
2.85%, 10/15/50 (a)	200,000	214,992
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	264,188
2.75%, 03/15/23 (a)	1,050,000	1,103,214
3.13%, 03/15/26 (a)	1,495,000	1,673,488
4.50%, 02/11/43	50,000	68,060
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	480,000	522,259
5.63%, 05/15/30 (a)	400,000	494,412
4.70%, 06/22/47 (a)	485,000	512,354
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	329,863
4.50%, 03/15/29 (a)	50,000	59,309
2.38%, 03/15/31 (a)	250,000	260,570
Chubb Corp.
6.00%, 05/11/37	250,000	378,602
6.50%, 05/15/38	260,000	415,571
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	416,908
2.70%, 03/13/23	250,000	262,883
3.15%, 03/15/25	400,000	441,824
3.35%, 05/03/26 (a)	500,000	564,540
1.38%, 09/15/30 (a)	350,000	349,604
4.35%, 11/03/45 (a)	600,000	816,156
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	462,738
6.13%, 11/01/34	50,000	70,294
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	110,754
4.50%, 03/01/26 (a)	350,000	410,924
3.45%, 08/15/27 (a)	150,000	170,249
3.90%, 05/01/29 (a)	25,000	29,778
2.05%, 08/15/30 (a)	250,000	258,225
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	387,302
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	287,297
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	269,153
4.35%, 04/20/28 (a)	550,000	650,809
5.00%, 04/20/48 (a)	500,000	657,600
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	152,477
3.50%, 10/15/50 (a)	250,000	284,808
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	283,293
4.63%, 04/29/30 (a)	250,000	281,630
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	300,000	350,271
3.40%, 06/15/30 (a)	200,000	221,436
2.45%, 03/15/31 (a)	250,000	255,218
First American Financial Corp.
4.60%, 11/15/24	150,000	166,886
4.00%, 05/15/30 (a)	200,000	229,866
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	324,618
2.15%, 08/15/30 (a)	250,000	255,010
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	176,403
2.50%, 09/01/30 (a)	250,000	261,048
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	21,866
5.95%, 10/15/36	300,000	421,644
6.10%, 10/01/41	150,000	225,687
4.40%, 03/15/48 (a)	150,000	198,945
3.60%, 08/19/49 (a)	250,000	294,932
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	664,818
4.50%, 04/01/25 (a)	200,000	229,994
3.95%, 03/15/27 (a)	100,000	115,269
3.13%, 08/15/29 (a)	200,000	221,216
4.88%, 04/01/30 (a)	200,000	250,606
4.63%, 12/01/42 (a)	100,000	128,285
4.95%, 10/01/44 (a)	250,000	338,870
4.80%, 03/15/47 (a)	150,000	201,267
3.95%, 08/15/49 (a)	150,000	184,089
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	110,977
2.40%, 09/30/30 (a)	200,000	203,822
Lincoln National Corp.
3.35%, 03/09/25	168,000	185,126
3.63%, 12/12/26 (a)	104,000	119,261
3.80%, 03/01/28 (a)	600,000	695,400
3.05%, 01/15/30 (a)	50,000	55,880
3.40%, 01/15/31 (a)	250,000	286,520
6.30%, 10/09/37	150,000	208,826
7.00%, 06/15/40	150,000	228,876
4.35%, 03/01/48 (a)	150,000	193,130
Loews Corp.
2.63%, 05/15/23 (a)	150,000	157,118
3.75%, 04/01/26 (a)	250,000	285,738
3.20%, 05/15/30 (a)	250,000	284,313
6.00%, 02/01/35	100,000	139,156
4.13%, 05/15/43 (a)	100,000	119,102
Manulife Financial Corp.
4.15%, 03/04/26	350,000	408,642
2.48%, 05/19/27 (a)	250,000	270,885

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.06%, 02/24/32 (a)(b)	250,000	273,333
5.38%, 03/04/46	200,000	296,562
Markel Corp.
3.50%, 11/01/27 (a)	500,000	560,475
3.35%, 09/17/29 (a)	100,000	112,203
5.00%, 04/05/46	75,000	102,703
4.30%, 11/01/47 (a)	50,000	63,562
5.00%, 05/20/49 (a)	200,000	277,754
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	386,757
3.50%, 06/03/24 (a)	500,000	545,750
3.75%, 03/14/26 (a)	250,000	284,758
4.38%, 03/15/29 (a)	500,000	610,250
2.25%, 11/15/30 (a)	275,000	291,717
4.75%, 03/15/39 (a)	250,000	335,785
4.35%, 01/30/47 (a)	300,000	400,305
4.20%, 03/01/48 (a)	100,000	130,786
4.90%, 03/15/49 (a)	500,000	726,010
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	111,305
MetLife, Inc.
3.60%, 04/10/24	1,215,000	1,340,667
3.00%, 03/01/25	100,000	109,961
3.60%, 11/13/25 (a)	250,000	283,533
4.55%, 03/23/30 (a)	300,000	375,876
5.70%, 06/15/35	600,000	881,298
6.40%, 12/15/36 (a)	700,000	907,074
10.75%, 08/01/39 (a)(b)	100,000	170,464
5.88%, 02/06/41	250,000	384,032
4.13%, 08/13/42	250,000	319,992
4.88%, 11/13/43	100,000	142,221
4.72%, 12/15/44	150,000	206,202
4.05%, 03/01/45	150,000	192,518
4.60%, 05/13/46 (a)	650,000	901,108
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	77,978
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	287,635
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	184,523
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	265,875
3.10%, 11/15/26 (a)	150,000	167,739
3.70%, 05/15/29 (a)	150,000	176,213
2.13%, 06/15/30 (a)	250,000	262,035
4.63%, 09/15/42	200,000	258,144
4.35%, 05/15/43	250,000	314,155
4.30%, 11/15/46 (a)	50,000	63,532
Progressive Corp.
3.20%, 03/26/30 (a)	150,000	173,414
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	350,000	414,564
2.10%, 03/10/30 (a)	250,000	265,403
5.75%, 07/15/33	100,000	136,142
5.70%, 12/14/36	90,000	130,353
6.63%, 12/01/37	300,000	453,171
3.00%, 03/10/40 (a)	200,000	219,012
5.88%, 09/15/42 (a)(b)	550,000	590,139
5.63%, 06/15/43 (a)(b)	600,000	648,144
5.20%, 03/15/44 (a)(b)	100,000	107,405
4.60%, 05/15/44	300,000	393,981
5.38%, 05/15/45 (a)(b)	300,000	328,137
3.91%, 12/07/47 (a)	350,000	424,830
4.42%, 03/27/48 (a)	250,000	326,957
5.70%, 09/15/48 (a)(b)	200,000	231,464
3.94%, 12/07/49 (a)	350,000	428,995
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 02/25/50 (a)	250,000	328,780
3.70%, 10/01/50 (a)(b)	250,000	264,480
3.70%, 03/13/51 (a)	450,000	542,110
Prudential PLC
3.13%, 04/14/30	350,000	398,079
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	405,139
3.90%, 05/15/29 (a)	200,000	229,630
3.15%, 06/15/30 (a)	250,000	275,063
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	339,510
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	673,669
6.25%, 12/01/32	110,000	161,377
4.35%, 04/25/44	150,000	200,384
3.70%, 01/26/45	150,000	183,873
4.13%, 04/15/47 (a)	250,000	330,877
4.20%, 03/15/48 (a)	300,000	403,803
3.95%, 03/26/50 (a)	200,000	263,144
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	273,297
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	78,906
6.25%, 06/15/37	500,000	764,125
4.60%, 08/01/43	200,000	279,088
4.30%, 08/25/45 (a)	200,000	266,780
3.75%, 05/15/46 (a)	200,000	250,860
4.00%, 05/30/47 (a)	150,000	196,472
4.10%, 03/04/49 (a)	350,000	469,794
2.55%, 04/27/50 (a)	350,000	368,651
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	450,756
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	128,385
UnitedHealth Group, Inc.
2.88%, 03/15/22 (a)	500,000	512,380
3.35%, 07/15/22	500,000	523,805
2.38%, 10/15/22	380,000	394,345
2.75%, 02/15/23 (a)	250,000	261,510
2.88%, 03/15/23	400,000	422,756
3.50%, 06/15/23	382,000	411,273
3.50%, 02/15/24	500,000	546,640
2.38%, 08/15/24	450,000	480,235
3.75%, 07/15/25	750,000	855,217
3.70%, 12/15/25	100,000	114,682
1.25%, 01/15/26 (a)	100,000	102,763
3.10%, 03/15/26	350,000	392,651
3.85%, 06/15/28	450,000	535,117
3.88%, 12/15/28	350,000	420,007
2.88%, 08/15/29	300,000	340,815
2.00%, 05/15/30 (a)	500,000	531,345
4.63%, 07/15/35	500,000	673,230
5.80%, 03/15/36	200,000	300,250
6.63%, 11/15/37	350,000	562,187
6.88%, 02/15/38	750,000	1,235,242
3.50%, 08/15/39 (a)	400,000	475,468
2.75%, 05/15/40 (a)	500,000	543,755
5.70%, 10/15/40 (a)	100,000	150,707
5.95%, 02/15/41 (a)	150,000	231,374
4.63%, 11/15/41 (a)	73,000	99,630
4.75%, 07/15/45	650,000	917,988
4.20%, 01/15/47 (a)	400,000	531,808
4.25%, 04/15/47 (a)	250,000	332,790
3.75%, 10/15/47 (a)	200,000	249,304
4.25%, 06/15/48 (a)	500,000	671,640
4.45%, 12/15/48 (a)	350,000	485,233

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/15/49 (a)	400,000	502,304
2.90%, 05/15/50 (a)	400,000	443,824
3.88%, 08/15/59 (a)	450,000	587,115
3.13%, 05/15/60 (a)	400,000	464,796
Unum Group
4.00%, 03/15/24	100,000	108,983
4.50%, 03/15/25 (a)	100,000	113,457
4.00%, 06/15/29 (a)	400,000	452,348
5.75%, 08/15/42	100,000	123,376
4.50%, 12/15/49 (a)	400,000	428,496
Voya Financial, Inc.
3.65%, 06/15/26	750,000	858,892
4.80%, 06/15/46	275,000	349,624
4.70%, 01/23/48 (a)(b)	100,000	104,528
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	437,592
4.50%, 09/15/28 (a)	300,000	362,121
2.95%, 09/15/29 (a)	200,000	219,450
5.05%, 09/15/48 (a)	150,000	211,667
3.88%, 09/15/49 (a)	100,000	122,914
WR Berkley Corp.
4.63%, 03/15/22	150,000	157,320
4.00%, 05/12/50 (a)	100,000	123,205
XLIT Ltd.
5.25%, 12/15/43	250,000	360,415
5.50%, 03/31/45	100,000	140,227
		108,453,502
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	250,000	265,375
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24 (a)	200,000	220,258
4.30%, 01/15/26 (a)	250,000	290,275
3.80%, 04/15/26 (a)	150,000	172,883
3.95%, 01/15/28 (a)	250,000	290,075
2.75%, 12/15/29 (a)	50,000	54,681
4.70%, 07/01/30 (a)	250,000	311,042
4.90%, 12/15/30 (a)	250,000	318,432
3.38%, 08/15/31 (a)	230,000	264,452
1.88%, 02/01/33 (a)	250,000	249,865
4.85%, 04/15/49 (a)	150,000	210,956
4.00%, 02/01/50 (a)	150,000	189,359
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	264,167
3.30%, 07/15/26 (a)	250,000	273,110
2.85%, 02/01/30 (a)	200,000	209,258
3.88%, 01/30/31 (a)	125,000	140,298
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	218,871
4.90%, 02/15/29 (a)	100,000	121,096
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	772,191
3.45%, 06/01/25 (a)	150,000	167,343
3.35%, 05/15/27 (a)	250,000	280,202
3.20%, 01/15/28 (a)	250,000	279,090
3.30%, 06/01/29 (a)	150,000	170,303
2.30%, 03/01/30 (a)	250,000	266,695
2.45%, 01/15/31 (a)	350,000	377,030
4.35%, 04/15/48 (a)	150,000	193,145
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,064,880
3.13%, 09/01/23 (a)	500,000	530,640
3.80%, 02/01/24 (a)	100,000	108,852
3.65%, 02/01/26 (a)	200,000	228,550
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 10/01/26 (a)	150,000	163,749
4.50%, 12/01/28 (a)	250,000	300,950
3.40%, 06/21/29 (a)	350,000	391,230
2.90%, 03/15/30 (a)	200,000	215,828
3.25%, 01/30/31 (a)	283,000	313,123
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	212,408
3.95%, 11/15/27 (a)	100,000	107,328
4.55%, 10/01/29 (a)	150,000	168,450
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	274,447
3.90%, 03/15/27 (a)	200,000	222,794
4.13%, 05/15/29 (a)	500,000	576,100
4.05%, 07/01/30 (a)	550,000	633,231
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	178,404
3.15%, 07/01/29 (a)	366,000	413,177
2.80%, 05/15/30 (a)	250,000	278,420
3.35%, 11/01/49 (a)	100,000	115,215
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	200,000	209,322
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	158,465
2.25%, 03/15/26 (a)	250,000	261,077
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	282,655
4.38%, 02/15/29 (a)	118,000	139,567
3.00%, 02/15/30 (a)	150,000	163,931
2.00%, 02/15/31 (a)	250,000	251,030
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	214,172
3.45%, 11/15/29 (a)	200,000	215,894
2.15%, 11/01/30 (a)	250,000	244,560
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	208,836
3.70%, 08/15/27 (a)	370,000	426,743
4.45%, 07/15/28 (a)	300,000	358,095
3.60%, 07/01/29 (a)	300,000	344,454
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	609,609
2.88%, 11/15/29 (a)	150,000	165,429
1.75%, 07/01/30 (a)	250,000	253,378
3.05%, 03/01/50 (a)	100,000	109,183
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	276,737
2.85%, 11/01/26 (a)	650,000	718,698
3.25%, 08/01/27 (a)	250,000	280,090
3.50%, 03/01/28 (a)	200,000	228,820
4.15%, 12/01/28 (a)	50,000	59,639
3.00%, 07/01/29 (a)	200,000	223,174
4.50%, 07/01/44 (a)	150,000	198,827
4.50%, 06/01/45 (a)	250,000	327,240
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	158,207
3.88%, 05/01/24 (a)	450,000	495,805
3.50%, 04/01/25 (a)	300,000	332,691
3.63%, 05/01/27 (a)	150,000	169,124
4.00%, 03/01/29 (a)	150,000	174,776
3.00%, 01/15/30 (a)	150,000	166,140
1.65%, 01/15/31 (a)	150,000	148,656
2.65%, 03/15/32 (a)	200,000	214,448
4.50%, 03/15/48 (a)	114,000	148,278
2.65%, 09/01/50 (a)	250,000	241,663

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	218,588
1.25%, 02/15/26 (a)	150,000	152,751
3.25%, 07/15/27 (a)	200,000	218,048
3.20%, 06/15/29 (a)	100,000	108,893
4.50%, 12/01/44 (a)	200,000	236,044
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	155,697
2.05%, 03/15/31 (a)	250,000	251,260
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	739,082
2.00%, 03/15/31 (a)	250,000	250,695
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	23,000	25,222
4.20%, 03/01/24 (a)	200,000	220,286
3.40%, 02/01/25 (a)	250,000	276,250
3.25%, 07/15/26 (a)	300,000	339,324
3.50%, 07/15/29 (a)	250,000	284,742
3.00%, 01/15/30 (a)	250,000	274,982
6.75%, 02/01/41 (a)	250,000	368,262
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	457,072
3.05%, 02/15/30 (a)	150,000	158,315
2.60%, 02/01/31 (a)	250,000	254,368
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	265,105
3.88%, 04/01/24 (a)	200,000	211,812
3.38%, 12/15/29 (a)	300,000	309,876
3.50%, 09/15/30 (a)	375,000	396,214
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	165,675
4.65%, 04/01/29 (a)	250,000	291,797
3.25%, 01/15/30 (a)	150,000	159,191
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	261,832
4.38%, 10/01/25 (a)	350,000	393,508
4.25%, 08/15/29 (a)	200,000	230,882
3.05%, 02/15/30 (a)	200,000	213,334
2.50%, 11/15/32 (a)	250,000	254,645
Kimco Realty Corp.
3.40%, 11/01/22 (a)	513,000	538,809
2.80%, 10/01/26 (a)	550,000	600,820
1.90%, 03/01/28 (a)	250,000	256,547
2.70%, 10/01/30 (a)	300,000	325,467
4.25%, 04/01/45 (a)	150,000	168,077
4.45%, 09/01/47 (a)	200,000	234,322
3.70%, 10/01/49 (a)	150,000	161,381
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	261,875
Life Storage LP
3.88%, 12/15/27 (a)	350,000	400,351
4.00%, 06/15/29 (a)	150,000	176,142
2.20%, 10/15/30 (a)	250,000	255,740
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	272,800
4.00%, 11/15/25 (a)	150,000	170,669
3.60%, 06/01/27 (a)	60,000	67,960
4.20%, 06/15/28 (a)	350,000	412,678
2.75%, 03/15/30 (a)	100,000	108,653
1.70%, 02/15/31 (a)	250,000	250,243
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,740
3.60%, 12/15/26 (a)	250,000	275,497
3.50%, 10/15/27 (a)	125,000	137,668
4.30%, 10/15/28 (a)	200,000	231,792
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/15/30 (a)	100,000	103,382
4.80%, 10/15/48 (a)	150,000	184,716
3.10%, 04/15/50 (a)	100,000	97,041
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	179,086
4.25%, 05/15/24 (a)	250,000	261,350
4.50%, 02/01/25 (a)	67,000	71,194
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	850,000	927,460
4.50%, 01/15/25 (a)	50,000	54,768
5.25%, 01/15/26 (a)	100,000	114,602
4.50%, 04/01/27 (a)	100,000	112,693
4.75%, 01/15/28 (a)	93,000	106,265
3.63%, 10/01/29 (a)	150,000	159,747
3.38%, 02/01/31 (a)	250,000	263,357
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	275,047
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	254,652
Prologis LP
3.75%, 11/01/25 (a)	466,000	532,741
3.25%, 10/01/26 (a)	150,000	170,592
4.38%, 02/01/29 (a)	25,000	30,679
2.25%, 04/15/30 (a)	350,000	375,928
1.25%, 10/15/30 (a)	350,000	346,997
3.00%, 04/15/50 (a)	400,000	444,164
2.13%, 10/15/50 (a)	300,000	280,245
Public Storage
3.09%, 09/15/27 (a)	250,000	280,050
3.39%, 05/01/29 (a)	150,000	172,308
Realty Income Corp.
3.88%, 07/15/24 (a)	650,000	718,412
0.75%, 03/15/26 (a)	250,000	249,765
3.00%, 01/15/27 (a)	500,000	553,335
3.65%, 01/15/28 (a)	500,000	569,320
3.25%, 01/15/31 (a)	250,000	284,112
4.65%, 03/15/47 (a)	200,000	273,216
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	275,215
4.13%, 03/15/28 (a)	200,000	228,006
2.95%, 09/15/29 (a)	150,000	160,403
4.40%, 02/01/47 (a)	300,000	350,070
4.65%, 03/15/49 (a)	50,000	59,660
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	268,370
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	160,871
5.13%, 08/15/26 (a)	100,000	111,856
3.90%, 10/15/29 (a)	250,000	262,597
Simon Property Group LP
2.35%, 01/30/22 (a)	300,000	304,947
2.75%, 02/01/23 (a)	500,000	521,900
2.75%, 06/01/23 (a)	500,000	525,165
3.75%, 02/01/24 (a)	250,000	271,570
2.00%, 09/13/24 (a)	125,000	130,769
3.38%, 10/01/24 (a)	100,000	108,885
3.50%, 09/01/25 (a)	150,000	165,798
3.30%, 01/15/26 (a)	250,000	275,297
3.38%, 06/15/27 (a)	750,000	832,762
3.38%, 12/01/27 (a)	50,000	56,131
2.45%, 09/13/29 (a)	450,000	473,998
6.75%, 02/01/40 (a)	420,000	628,366
4.75%, 03/15/42 (a)	250,000	307,517
4.25%, 10/01/44 (a)	150,000	173,003
4.25%, 11/30/46 (a)	100,000	117,011

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 09/13/49 (a)	400,000	411,272
3.80%, 07/15/50 (a)	250,000	279,605
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	155,849
4.25%, 02/01/26 (a)	200,000	216,124
4.70%, 06/01/27 (a)	204,000	223,519
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	258,007
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	67,865
3.20%, 01/15/27 (a)	200,000	212,898
3.40%, 01/15/30 (a)	250,000	271,592
3.20%, 02/15/31 (a)	250,000	265,672
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	96,915
4.63%, 03/15/29 (a)	150,000	174,423
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	103,298
3.88%, 07/15/27 (a)(e)	150,000	157,494
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	165,128
3.50%, 01/15/28 (a)	145,000	162,749
4.40%, 01/26/29 (a)	150,000	178,935
3.00%, 08/15/31 (a)	600,000	662,586
2.10%, 08/01/32 (a)	100,000	102,149
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	158,447
3.50%, 04/15/24 (a)	150,000	163,376
3.75%, 05/01/24 (a)	150,000	163,836
2.65%, 01/15/25 (a)	300,000	321,822
3.25%, 10/15/26 (a)	200,000	220,520
4.00%, 03/01/28 (a)	650,000	743,112
4.40%, 01/15/29 (a)	150,000	175,212
4.75%, 11/15/30 (a)	200,000	244,914
5.70%, 09/30/43 (a)	250,000	326,245
4.88%, 04/15/49 (a)	250,000	311,802
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	220,758
4.63%, 11/01/25 (a)	150,000	173,129
3.95%, 08/15/27 (a)	550,000	625,311
3.40%, 01/15/28 (a)	250,000	276,177
3.10%, 12/15/29 (a)	100,000	108,291
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	158,585
Welltower, Inc.
3.75%, 03/15/23 (a)	350,000	371,185
4.50%, 01/15/24 (a)	400,000	440,804
3.63%, 03/15/24 (a)	300,000	327,441
4.00%, 06/01/25 (a)	200,000	226,294
4.13%, 03/15/29 (a)	400,000	467,180
3.10%, 01/15/30 (a)	150,000	164,270
2.75%, 01/15/31 (a)	250,000	266,882
6.50%, 03/15/41 (a)	300,000	424,026
4.95%, 09/01/48 (a)	150,000	195,147
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	94,948
4.00%, 02/01/25 (a)	400,000	441,952
3.85%, 07/15/29 (a)	100,000	114,589
2.40%, 02/01/31 (a)	200,000	208,548
		63,325,898
		718,496,409

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 16.8%
Basic Industry 0.8%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	250,000	262,398
3.35%, 07/31/24 (a)	20,000	21,867
1.50%, 10/15/25 (a)	250,000	260,893
1.85%, 05/15/27 (a)	250,000	264,660
2.05%, 05/15/30 (a)	250,000	267,293
2.70%, 05/15/40 (a)	300,000	323,457
2.80%, 05/15/50 (a)	300,000	330,636
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	167,138
5.45%, 12/01/44 (a)	100,000	120,369
Barrick Gold Corp.
5.25%, 04/01/42	100,000	137,911
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	798,913
5.75%, 05/01/43	50,000	73,078
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	722,635
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	257,243
3.85%, 09/30/23	450,000	492,399
6.42%, 03/01/26	200,000	253,964
4.13%, 02/24/42	250,000	326,407
5.00%, 09/30/43	900,000	1,325,898
Cabot Corp.
3.70%, 07/15/22	100,000	103,586
4.00%, 07/01/29 (a)	150,000	161,999
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	268,680
3.50%, 05/08/24 (a)	300,000	324,852
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	220,470
3.88%, 11/02/27 (a)	200,000	221,820
Dow Chemical Co.
3.50%, 10/01/24 (a)	250,000	274,363
4.55%, 11/30/25 (a)	283,000	331,266
4.80%, 11/30/28 (a)	50,000	61,569
7.38%, 11/01/29	450,000	642,663
2.10%, 11/15/30 (a)	250,000	256,260
4.25%, 10/01/34 (a)	400,000	484,188
5.25%, 11/15/41 (a)	200,000	266,062
4.38%, 11/15/42 (a)	400,000	492,688
4.63%, 10/01/44 (a)	350,000	439,327
5.55%, 11/30/48 (a)	350,000	508,242
4.80%, 05/15/49 (a)	250,000	345,017
3.60%, 11/15/50 (a)	250,000	281,265
DuPont de Nemours, Inc.
2.17%, 05/01/23	750,000	760,447
4.21%, 11/15/23 (a)	800,000	883,928
4.49%, 11/15/25 (a)	625,000	730,681
4.73%, 11/15/28 (a)	800,000	986,280
5.32%, 11/15/38 (a)	700,000	951,447
5.42%, 11/15/48 (a)	605,000	877,613
Eastman Chemical Co.
3.60%, 08/15/22 (a)	649,000	676,673
4.80%, 09/01/42 (a)	250,000	318,442
4.65%, 10/15/44 (a)	300,000	381,102
Ecolab, Inc.
2.38%, 08/10/22 (a)	300,000	309,477
2.70%, 11/01/26 (a)	200,000	222,360
3.25%, 12/01/27 (a)	800,000	908,472
4.80%, 03/24/30 (a)	50,000	64,040

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.30%, 01/30/31 (a)	300,000	297,336
3.95%, 12/01/47 (a)	264,000	340,510
2.13%, 08/15/50 (a)	250,000	239,050
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	208,396
2.30%, 07/15/30 (a)	150,000	159,869
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	400,000	429,608
5.50%, 01/17/27	300,000	343,569
FMC Corp.
3.20%, 10/01/26 (a)	150,000	167,354
3.45%, 10/01/29 (a)	150,000	171,029
4.50%, 10/01/49 (a)	150,000	195,458
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	307,522
7.75%, 11/15/29	250,000	371,202
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	160,205
4.50%, 05/01/29 (a)	250,000	290,002
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	296,807
5.00%, 09/26/48 (a)	400,000	539,748
International Paper Co.
5.00%, 09/15/35 (a)	100,000	131,730
7.30%, 11/15/39	300,000	481,695
6.00%, 11/15/41 (a)	200,000	291,606
4.80%, 06/15/44 (a)	500,000	665,910
5.15%, 05/15/46 (a)	150,000	208,149
4.40%, 08/15/47 (a)	300,000	393,354
4.35%, 08/15/48 (a)	800,000	1,053,000
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	284,877
4.50%, 07/15/27 (a)	250,000	291,085
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	433,816
3.20%, 01/30/26 (a)	700,000	784,693
1.10%, 08/10/30 (a)	200,000	198,192
3.55%, 11/07/42 (a)	100,000	121,323
2.00%, 08/10/50 (a)	250,000	234,828
Lubrizol Corp.
6.50%, 10/01/34	96,000	149,700
LYB International Finance BV
4.00%, 07/15/23	350,000	380,800
5.25%, 07/15/43	250,000	325,542
4.88%, 03/15/44 (a)	200,000	253,438
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	336,729
LYB International Finance III LLC
3.38%, 05/01/30 (a)	250,000	281,277
2.25%, 10/01/30 (a)	200,000	206,120
3.38%, 10/01/40 (a)	250,000	267,418
4.20%, 10/15/49 (a)	300,000	352,059
4.20%, 05/01/50 (a)	550,000	646,662
3.63%, 04/01/51 (a)	250,000	274,285
3.80%, 10/01/60 (a)	250,000	269,363
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	450,000	518,413
4.63%, 02/26/55 (a)	400,000	486,188
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	313,836
4.25%, 11/15/23 (a)	100,000	109,253
4.05%, 11/15/27 (a)	650,000	740,447
4.88%, 11/15/41 (a)	150,000	175,362
5.63%, 11/15/43 (a)	200,000	259,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	90,838
2.80%, 10/01/29 (a)	350,000	382,977
2.25%, 10/01/30 (a)	400,000	422,212
5.88%, 04/01/35	350,000	512,074
6.25%, 10/01/39	200,000	304,772
4.88%, 03/15/42 (a)	400,000	542,796
5.45%, 06/09/44 (a)	150,000	214,616
Nucor Corp.
4.13%, 09/15/22 (a)	250,000	263,325
4.00%, 08/01/23 (a)	300,000	324,744
3.95%, 05/01/28 (a)	100,000	118,098
2.70%, 06/01/30 (a)	250,000	275,270
2.98%, 12/15/55 (a)(c)	550,000	579,661
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	156,135
3.63%, 03/15/24 (a)	450,000	489,361
3.00%, 04/01/25 (a)	100,000	108,492
4.20%, 04/01/29 (a)	250,000	299,320
4.13%, 03/15/35 (a)	800,000	957,720
5.88%, 12/01/36	100,000	135,390
5.63%, 12/01/40	50,000	69,177
6.13%, 01/15/41 (a)	350,000	506,821
4.90%, 06/01/43 (a)	100,000	129,469
5.25%, 01/15/45 (a)	300,000	412,593
5.00%, 04/01/49 (a)	50,000	69,451
3.95%, 05/13/50 (a)	300,000	365,505
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	548,425
3.40%, 12/15/27 (a)	200,000	225,320
4.05%, 12/15/49 (a)	150,000	187,617
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	211,698
2.40%, 08/15/24 (a)	100,000	106,072
2.80%, 08/15/29 (a)	200,000	220,010
2.55%, 06/15/30 (a)	300,000	322,971
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	215,888
2.15%, 08/15/30 (a)	250,000	257,900
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	566,734
6.13%, 12/15/33	50,000	76,107
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	500,000	565,125
7.13%, 07/15/28	250,000	355,975
5.20%, 11/02/40	350,000	513,600
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	557,576
4.13%, 08/21/42 (a)	100,000	131,037
Rohm & Haas Co.
7.85%, 07/15/29	450,000	627,907
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,577
3.75%, 03/15/27 (a)	250,000	277,273
4.25%, 01/15/48 (a)	250,000	279,513
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	257,380
3.13%, 06/01/24 (a)	250,000	270,468
3.45%, 08/01/25 (a)	100,000	110,610
3.45%, 06/01/27 (a)	450,000	510,430
2.95%, 08/15/29 (a)	300,000	332,403
2.30%, 05/15/30 (a)	200,000	210,434
4.55%, 08/01/45 (a)	150,000	195,815
4.50%, 06/01/47 (a)	400,000	534,660

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 08/15/49 (a)	200,000	243,422
3.30%, 05/15/50 (a)	150,000	169,349
Southern Copper Corp.
3.88%, 04/23/25	150,000	166,956
7.50%, 07/27/35	350,000	534,145
6.75%, 04/16/40	400,000	600,732
5.25%, 11/08/42	700,000	940,856
5.88%, 04/23/45	295,000	427,921
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	200,000	215,204
2.40%, 06/15/25 (a)	200,000	213,188
1.65%, 10/15/27 (a)	250,000	257,365
3.45%, 04/15/30 (a)	250,000	283,995
3.25%, 10/15/50 (a)	250,000	261,325
Suzano Austria GmbH
6.00%, 01/15/29 (a)	700,000	845,544
5.00%, 01/15/30 (a)	450,000	512,253
3.75%, 01/15/31 (a)	250,000	266,178
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	278,855
6.13%, 10/01/35	400,000	518,240
6.00%, 08/15/40 (a)	150,000	188,489
6.25%, 07/15/41 (a)	350,000	453,106
5.40%, 02/01/43 (a)	100,000	118,915
Vale Overseas Ltd.
6.25%, 08/10/26	800,000	995,096
3.75%, 07/08/30 (a)	500,000	558,290
8.25%, 01/17/34	200,000	307,898
6.88%, 11/21/36	498,000	732,224
6.88%, 11/10/39	450,000	672,214
Vale S.A.
5.63%, 09/11/42	250,000	336,455
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	224,958
3.38%, 06/15/30 (a)	250,000	276,975
5.00%, 08/15/46 (a)	200,000	260,446
4.38%, 11/15/47 (a)	180,000	214,844
WestRock MWV LLC
8.20%, 01/15/30	215,000	308,460
Weyerhaeuser Co.
8.50%, 01/15/25	200,000	257,734
6.95%, 10/01/27	200,000	259,944
4.00%, 11/15/29 (a)	175,000	206,588
7.38%, 03/15/32	450,000	675,666
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	269,078
3.75%, 03/15/25 (a)	600,000	669,696
4.65%, 03/15/26 (a)	250,000	294,335
3.90%, 06/01/28 (a)	250,000	289,990
4.90%, 03/15/29 (a)	250,000	309,410
4.20%, 06/01/32 (a)	250,000	303,195
3.00%, 06/15/33 (a)	250,000	276,795
		69,300,736
Capital Goods 1.6%
3M Co.
2.75%, 03/01/22 (a)	450,000	462,163
2.00%, 06/26/22	100,000	102,626
1.75%, 02/14/23 (a)	200,000	206,066
2.25%, 03/15/23 (a)	500,000	521,045
3.25%, 02/14/24 (a)	250,000	271,490
2.00%, 02/14/25 (a)	450,000	477,508
2.65%, 04/15/25 (a)	550,000	598,053
2.25%, 09/19/26 (a)	100,000	108,043
2.88%, 10/15/27 (a)	300,000	335,184
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 03/01/29 (a)	150,000	173,789
2.38%, 08/26/29 (a)	350,000	379,603
3.05%, 04/15/30 (a)	200,000	227,938
3.13%, 09/19/46 (a)	200,000	224,672
3.63%, 10/15/47 (a)	200,000	242,248
4.00%, 09/14/48 (a)	550,000	706,189
3.25%, 08/26/49 (a)	300,000	345,705
3.70%, 04/15/50 (a)	250,000	310,670
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	517,220
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	125,000	126,931
Allegion PLC
3.50%, 10/01/29 (a)	110,000	121,796
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	535,160
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	89,778
4.50%, 05/15/28 (a)	300,000	357,081
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	211,552
4.35%, 06/01/29 (a)	250,000	308,602
2.80%, 02/15/30 (a)	250,000	276,980
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	215,130
Bemis Co., Inc.
2.63%, 06/19/30 (a)	250,000	271,218
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	204,246
Boeing Co.
2.13%, 03/01/22 (a)	150,000	152,204
2.70%, 05/01/22	250,000	256,565
2.80%, 03/01/23 (a)	150,000	156,122
4.51%, 05/01/23 (a)	950,000	1,024,252
1.88%, 06/15/23 (a)	100,000	101,964
2.80%, 03/01/24 (a)	250,000	262,798
2.85%, 10/30/24 (a)	100,000	105,949
4.88%, 05/01/25 (a)	1,150,000	1,310,643
2.60%, 10/30/25 (a)	300,000	314,403
2.75%, 02/01/26 (a)	600,000	632,694
3.10%, 05/01/26 (a)	200,000	213,306
2.70%, 02/01/27 (a)	300,000	312,273
2.80%, 03/01/27 (a)	200,000	207,292
5.04%, 05/01/27 (a)	700,000	820,827
3.45%, 11/01/28 (a)	350,000	376,656
3.20%, 03/01/29 (a)	450,000	475,060
2.95%, 02/01/30 (a)	200,000	207,294
5.15%, 05/01/30 (a)	1,500,000	1,817,685
6.13%, 02/15/33	350,000	456,347
3.60%, 05/01/34 (a)	350,000	370,958
3.25%, 02/01/35 (a)	250,000	256,315
6.63%, 02/15/38	300,000	403,812
3.55%, 03/01/38 (a)	50,000	51,544
3.50%, 03/01/39 (a)	150,000	152,528
6.88%, 03/15/39	200,000	274,148
5.88%, 02/15/40	800,000	1,027,768
5.71%, 05/01/40 (a)	1,100,000	1,431,012
3.65%, 03/01/47 (a)	550,000	562,347
3.63%, 03/01/48 (a)	100,000	102,251
3.85%, 11/01/48 (a)	150,000	156,885
3.90%, 05/01/49 (a)	300,000	316,887
3.75%, 02/01/50 (a)	425,000	447,334
5.81%, 05/01/50 (a)	1,400,000	1,931,846
3.83%, 03/01/59 (a)	150,000	153,072
3.95%, 08/01/59 (a)	390,000	419,078
5.93%, 05/01/60 (a)	1,100,000	1,561,208

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	439,228
2.75%, 03/01/30 (a)	250,000	268,675
Carrier Global Corp.
1.92%, 02/15/23 (a)	250,000	257,628
2.24%, 02/15/25 (a)	650,000	687,895
2.49%, 02/15/27 (a)	400,000	431,788
2.72%, 02/15/30 (a)	700,000	749,238
2.70%, 02/15/31 (a)(c)	250,000	269,070
3.38%, 04/05/40 (a)	500,000	549,495
3.58%, 04/05/50 (a)(c)	550,000	618,156
Caterpillar Financial Services Corp.
2.95%, 02/26/22	150,000	154,620
2.85%, 06/01/22	113,000	117,227
2.40%, 06/06/22	200,000	206,128
1.90%, 09/06/22	150,000	154,172
2.55%, 11/29/22	1,250,000	1,304,512
3.45%, 05/15/23	65,000	69,766
0.65%, 07/07/23	500,000	504,365
0.45%, 09/14/23	250,000	250,985
3.65%, 12/07/23	100,000	109,769
2.85%, 05/17/24	150,000	161,702
3.30%, 06/09/24	250,000	273,540
2.15%, 11/08/24	450,000	477,999
3.25%, 12/01/24	100,000	110,476
1.45%, 05/15/25	300,000	310,629
0.80%, 11/13/25	400,000	403,052
1.10%, 09/14/27	250,000	253,048
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,147,723
2.60%, 04/09/30 (a)	250,000	275,745
6.05%, 08/15/36	300,000	450,375
5.20%, 05/27/41	275,000	405,531
3.80%, 08/15/42	250,000	316,727
4.30%, 05/15/44 (a)	125,000	167,325
3.25%, 09/19/49 (a)	400,000	470,868
3.25%, 04/09/50 (a)	500,000	590,155
4.75%, 05/15/64 (a)	200,000	300,006
CNH Industrial Capital LLC
4.20%, 01/15/24	540,000	596,689
1.88%, 01/15/26 (a)	200,000	210,196
CNH Industrial NV
4.50%, 08/15/23	350,000	382,392
3.85%, 11/15/27 (a)	150,000	169,880
Crane Co.
4.20%, 03/15/48 (a)	150,000	159,968
Deere & Co.
2.60%, 06/08/22 (a)	450,000	462,460
2.75%, 04/15/25 (a)	500,000	543,815
5.38%, 10/16/29	150,000	199,983
3.10%, 04/15/30 (a)	300,000	343,566
7.13%, 03/03/31	150,000	223,502
3.90%, 06/09/42 (a)	250,000	316,480
2.88%, 09/07/49 (a)	200,000	224,356
3.75%, 04/15/50 (a)	300,000	390,150
Dover Corp.
2.95%, 11/04/29 (a)	200,000	217,502
5.38%, 10/15/35	100,000	133,616
5.38%, 03/01/41 (a)	200,000	256,322
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	311,199
Eaton Corp.
2.75%, 11/02/22	800,000	835,192
4.00%, 11/02/32	200,000	244,762
4.15%, 11/02/42	350,000	444,335
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	201,638
1.80%, 10/15/27 (a)	200,000	211,376
1.95%, 10/15/30 (a)	150,000	158,310
5.25%, 11/15/39	140,000	193,768
2.75%, 10/15/50 (a)	300,000	320,214
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	268,390
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	444,368
4.30%, 06/15/46 (a)	250,000	310,010
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	218,442
4.00%, 06/15/25 (a)	250,000	283,485
3.25%, 09/15/29 (a)	200,000	222,256
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	206,406
3.38%, 05/15/23 (a)	750,000	802,387
1.88%, 08/15/23 (a)	100,000	103,809
3.25%, 04/01/25 (a)	200,000	221,050
3.50%, 05/15/25 (a)	250,000	280,105
2.13%, 08/15/26 (a)	250,000	268,785
2.63%, 11/15/27 (a)	150,000	165,065
3.75%, 05/15/28 (a)	400,000	468,820
3.63%, 04/01/30 (a)	500,000	594,540
4.25%, 04/01/40 (a)	300,000	390,939
3.60%, 11/15/42 (a)	150,000	184,478
4.25%, 04/01/50 (a)	225,000	307,753
General Electric Co.
2.70%, 10/09/22	500,000	520,140
3.10%, 01/09/23	600,000	631,176
3.45%, 05/15/24 (a)	250,000	272,948
3.45%, 05/01/27 (a)	600,000	677,088
3.63%, 05/01/30 (a)	500,000	570,840
6.75%, 03/15/32	1,000,000	1,403,880
6.15%, 08/07/37	300,000	412,785
5.88%, 01/14/38	1,150,000	1,562,367
6.88%, 01/10/39	700,000	1,032,801
4.25%, 05/01/40 (a)	500,000	591,310
4.13%, 10/09/42	322,000	378,482
4.50%, 03/11/44	250,000	306,445
4.35%, 05/01/50 (a)	1,250,000	1,518,562
Hexcel Corp.
3.95%, 02/15/27 (a)	200,000	217,704
Honeywell International, Inc.
2.15%, 08/08/22 (a)	450,000	462,964
0.48%, 08/19/22 (a)	800,000	801,328
3.35%, 12/01/23	100,000	108,990
2.30%, 08/15/24 (a)	250,000	266,690
1.35%, 06/01/25 (a)	400,000	413,968
2.50%, 11/01/26 (a)	450,000	497,596
2.70%, 08/15/29 (a)	250,000	279,835
1.95%, 06/01/30 (a)	350,000	370,646
5.70%, 03/15/37	200,000	287,732
5.38%, 03/01/41	200,000	290,976
3.81%, 11/21/47 (a)	50,000	63,879
2.80%, 06/01/50 (a)	250,000	274,500
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	106,923
3.50%, 02/15/28 (a)	250,000	274,585
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	213,203
4.20%, 05/01/30 (a)	250,000	297,077
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	276,473

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	289,041
2.65%, 11/15/26 (a)	600,000	664,608
4.88%, 09/15/41 (a)	150,000	208,835
3.90%, 09/01/42 (a)	350,000	442,249
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	583,920
4.30%, 02/21/48 (a)	400,000	502,512
John Deere Capital Corp.
3.20%, 01/10/22	200,000	206,022
2.95%, 04/01/22	100,000	103,387
2.15%, 09/08/22	500,000	516,095
2.70%, 01/06/23	500,000	524,495
2.80%, 01/27/23	150,000	157,823
2.80%, 03/06/23	200,000	211,320
3.45%, 06/07/23	150,000	161,327
0.70%, 07/05/23	50,000	50,539
0.40%, 10/10/23	100,000	100,420
3.45%, 01/10/24	200,000	218,104
2.60%, 03/07/24	400,000	427,868
2.65%, 06/24/24	475,000	510,497
2.05%, 01/09/25	200,000	211,976
3.40%, 09/11/25	100,000	112,523
2.65%, 06/10/26	400,000	439,116
2.80%, 09/08/27	350,000	391,097
3.05%, 01/06/28	50,000	56,130
3.45%, 03/07/29	150,000	174,632
2.80%, 07/18/29	500,000	559,335
2.45%, 01/09/30	400,000	438,548
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	271,380
3.90%, 02/14/26 (a)	183,000	208,873
1.75%, 09/15/30 (a)	100,000	102,173
6.00%, 01/15/36	382,000	533,673
4.63%, 07/02/44 (a)	200,000	260,774
5.13%, 09/14/45 (a)	24,000	33,066
4.50%, 02/15/47 (a)	50,000	66,076
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	112,094
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	224,530
3.85%, 12/15/26 (a)	400,000	463,988
4.40%, 06/15/28 (a)	295,000	355,457
4.40%, 06/15/28 (a)	500,000	600,940
2.90%, 12/15/29 (a)	300,000	332,844
6.15%, 12/15/40	150,000	227,070
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	217,842
4.40%, 03/15/29 (a)	326,000	375,164
Legrand France S.A.
8.50%, 02/15/25	250,000	325,757
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	102,513
1.70%, 08/01/27 (a)	300,000	306,999
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	500,000	525,860
3.55%, 01/15/26 (a)	850,000	966,356
1.85%, 06/15/30 (a)	300,000	314,949
3.60%, 03/01/35 (a)	100,000	121,025
5.72%, 06/01/40	315,000	466,956
4.07%, 12/15/42	500,000	650,660
3.80%, 03/01/45 (a)	150,000	187,340
4.70%, 05/15/46 (a)	250,000	351,035
2.80%, 06/15/50 (a)	250,000	270,598
4.09%, 09/15/52 (a)	925,000	1,236,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	222,888
3.45%, 06/01/27 (a)	25,000	28,019
2.50%, 03/15/30 (a)	300,000	320,001
4.25%, 12/15/47 (a)	250,000	300,153
Masco Corp.
5.95%, 03/15/22	100,000	106,387
4.45%, 04/01/25 (a)	500,000	574,820
2.00%, 10/01/30 (a)	200,000	203,940
4.50%, 05/15/47 (a)	350,000	440,996
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	212,976
3.63%, 05/15/30 (a)	200,000	224,916
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	500,000	519,380
3.25%, 08/01/23	250,000	268,395
2.93%, 01/15/25 (a)	400,000	435,368
3.20%, 02/01/27 (a)	500,000	562,650
3.25%, 01/15/28 (a)	250,000	283,253
4.40%, 05/01/30 (a)	300,000	371,577
5.05%, 11/15/40	150,000	206,174
4.75%, 06/01/43	750,000	1,008,217
3.85%, 04/15/45 (a)	550,000	668,041
4.03%, 10/15/47 (a)	550,000	689,969
5.25%, 05/01/50 (a)	450,000	670,392
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	299,514
Oshkosh Corp.
3.10%, 03/01/30 (a)	200,000	218,228
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	530,895
2.29%, 04/05/27 (a)	200,000	214,040
2.57%, 02/15/30 (a)	500,000	537,210
3.36%, 02/15/50 (a)	450,000	524,515
Owens Corning
3.40%, 08/15/26 (a)	150,000	165,590
3.95%, 08/15/29 (a)	200,000	230,826
3.88%, 06/01/30 (a)	100,000	115,420
7.00%, 12/01/36	145,000	207,328
4.30%, 07/15/47 (a)	200,000	240,160
4.40%, 01/30/48 (a)	100,000	120,977
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	262,903
2.70%, 06/14/24 (a)	250,000	268,445
3.25%, 03/01/27 (a)	100,000	111,713
3.25%, 06/14/29 (a)	370,000	420,527
4.20%, 11/21/34 (a)	250,000	309,712
6.25%, 05/15/38	300,000	440,082
4.45%, 11/21/44 (a)	250,000	323,647
4.10%, 03/01/47 (a)	150,000	189,080
4.00%, 06/14/49 (a)	350,000	439,351
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	297,620
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	363,730
3.25%, 06/15/25 (a)	200,000	221,176
3.90%, 01/15/43 (a)	250,000	294,318
4.38%, 06/15/45 (a)	139,000	175,682
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)	800,000	821,840
2.50%, 12/15/22 (a)(c)	450,000	466,569
3.20%, 03/15/24 (a)	250,000	269,968
3.95%, 08/16/25 (a)	650,000	745,979
3.13%, 05/04/27 (a)	350,000	391,202
4.13%, 11/16/28 (a)	900,000	1,074,771
7.50%, 09/15/29	250,000	364,765

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 07/01/30 (a)	250,000	265,543
5.40%, 05/01/35	250,000	344,042
4.45%, 11/16/38 (a)	250,000	319,125
4.88%, 10/15/40 (c)	250,000	330,727
4.70%, 12/15/41	250,000	326,585
4.80%, 12/15/43 (a)	290,000	382,391
4.35%, 04/15/47 (a)	500,000	657,735
3.13%, 07/01/50 (a)	300,000	330,936
Republic Services, Inc.
2.50%, 08/15/24 (a)	450,000	480,456
0.88%, 11/15/25 (a)	250,000	252,258
2.90%, 07/01/26 (a)	550,000	609,416
3.38%, 11/15/27 (a)	500,000	567,895
3.95%, 05/15/28 (a)	75,000	88,248
2.30%, 03/01/30 (a)	200,000	212,156
1.45%, 02/15/31 (a)	250,000	245,165
3.05%, 03/01/50 (a)	150,000	163,676
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	116,606
4.20%, 03/01/49 (a)	250,000	338,772
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	250,000	261,723
2.35%, 09/15/24 (a)	150,000	159,827
1.00%, 09/15/25 (a)	250,000	253,183
3.85%, 12/15/25 (a)	500,000	565,630
1.40%, 09/15/27 (a)	250,000	253,715
4.20%, 09/15/28 (a)	50,000	59,723
2.95%, 09/15/29 (a)	400,000	440,908
2.00%, 06/30/30 (a)	350,000	359,341
1.75%, 02/15/31 (a)	250,000	249,333
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	258,324
3.10%, 05/01/50 (a)	200,000	227,864
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	445,096
5.75%, 11/01/40 (a)	130,000	177,512
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	304,425
2.30%, 03/15/30 (a)	350,000	376,064
5.20%, 09/01/40	109,000	153,488
4.85%, 11/15/48 (a)	300,000	421,119
4.00%, 03/15/60 (a)(b)	250,000	267,080
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	274,358
4.00%, 03/15/26 (a)	200,000	226,074
3.65%, 03/15/27 (a)	150,000	165,921
3.90%, 09/17/29 (a)	200,000	229,196
2.45%, 03/15/31 (a)	250,000	257,223
Timken Co.
4.50%, 12/15/28 (a)	150,000	167,801
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	273,183
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	411,407
United Technologies Corp.
6.05%, 06/01/36	500,000	730,690
6.13%, 07/15/38	500,000	748,405
5.70%, 04/15/40	650,000	955,110
4.50%, 06/01/42	1,000,000	1,307,670
4.15%, 05/15/45 (a)	250,000	316,862
3.75%, 11/01/46 (a)	300,000	359,445
4.05%, 05/04/47 (a)	450,000	561,960
4.63%, 11/16/48 (a)	100,000	136,361
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	153,669
5.25%, 10/01/54 (a)	100,000	120,011
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	233,696
3.50%, 06/01/30 (a)	250,000	286,338
4.50%, 06/15/47 (a)	250,000	310,437
4.70%, 03/01/48 (a)	125,000	160,635
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	239,204
3.50%, 05/01/29 (a)	209,000	238,828
2.60%, 02/01/30 (a)	500,000	538,315
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	466,933
2.40%, 05/15/23 (a)	366,000	382,441
0.75%, 11/15/25 (a)	300,000	301,305
3.15%, 11/15/27 (a)	300,000	339,858
1.15%, 03/15/28 (a)	250,000	250,095
4.10%, 03/01/45 (a)	500,000	635,975
4.15%, 07/15/49 (a)	250,000	333,127
2.50%, 11/15/50 (a)	250,000	250,920
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	350,000	383,383
3.20%, 06/15/25 (a)	350,000	377,912
3.45%, 11/15/26 (a)	300,000	329,259
4.95%, 09/15/28 (a)(f)(g)	500,000	592,815
WW Grainger, Inc.
1.85%, 02/15/25 (a)	200,000	210,686
4.60%, 06/15/45 (a)	150,000	200,463
4.20%, 05/15/47 (a)	500,000	642,500
Xylem, Inc.
3.25%, 11/01/26 (a)	285,000	320,833
1.95%, 01/30/28 (a)	300,000	317,382
2.25%, 01/30/31 (a)	250,000	263,838
4.38%, 11/01/46 (a)	95,000	117,812
		135,724,202
Communications 2.6%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	341,649
3.40%, 06/15/27 (a)	250,000	283,595
1.35%, 09/15/30 (a)	200,000	196,904
4.50%, 06/15/47 (a)	78,000	102,451
2.50%, 09/15/50 (a)	250,000	244,040
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	728,147
3.63%, 04/22/29 (a)	250,000	284,308
2.88%, 05/07/30 (a)	200,000	217,704
6.13%, 11/15/37	150,000	216,057
6.13%, 03/30/40	1,200,000	1,779,960
4.38%, 07/16/42	500,000	626,590
4.38%, 04/22/49 (a)	550,000	709,340
American Tower Corp.
2.25%, 01/15/22	250,000	254,793
4.70%, 03/15/22	153,000	160,824
3.50%, 01/31/23	800,000	849,224
3.00%, 06/15/23	200,000	212,196
5.00%, 02/15/24	350,000	396,571
3.38%, 05/15/24 (a)	250,000	272,293
2.95%, 01/15/25 (a)	280,000	303,688
2.40%, 03/15/25 (a)	350,000	373,093
4.00%, 06/01/25 (a)	100,000	112,968
3.38%, 10/15/26 (a)	250,000	281,043
2.75%, 01/15/27 (a)	65,000	70,839
3.13%, 01/15/27 (a)	100,000	110,414

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.55%, 07/15/27 (a)	450,000	509,728
3.60%, 01/15/28 (a)	300,000	341,322
1.50%, 01/31/28 (a)	250,000	251,828
3.95%, 03/15/29 (a)	250,000	291,250
3.80%, 08/15/29 (a)	750,000	872,257
2.90%, 01/15/30 (a)	150,000	163,752
1.88%, 10/15/30 (a)	250,000	252,553
3.70%, 10/15/49 (a)	300,000	341,043
3.10%, 06/15/50 (a)	550,000	568,320
2.95%, 01/15/51 (a)	250,000	250,888
AT&T, Inc.
3.00%, 06/30/22 (a)	825,000	853,735
2.63%, 12/01/22 (a)	250,000	259,353
4.05%, 12/15/23	150,000	166,083
3.90%, 03/11/24 (a)	400,000	439,416
4.45%, 04/01/24 (a)	350,000	390,954
3.95%, 01/15/25 (a)	350,000	394,069
3.40%, 05/15/25 (a)	750,000	833,602
3.60%, 07/15/25 (a)	250,000	281,148
4.13%, 02/17/26 (a)	250,000	289,503
2.95%, 07/15/26 (a)	250,000	276,868
3.80%, 02/15/27 (a)	350,000	403,253
4.25%, 03/01/27 (a)	500,000	584,830
2.30%, 06/01/27 (a)	700,000	746,599
1.65%, 02/01/28 (a)	550,000	562,749
4.10%, 02/15/28 (a)	700,000	823,466
4.35%, 03/01/29 (a)	1,050,000	1,253,584
4.30%, 02/15/30 (a)	1,050,000	1,254,970
2.75%, 06/01/31 (a)	1,200,000	1,284,156
2.25%, 02/01/32 (a)	950,000	964,601
2.55%, 12/01/33 (a)(c)	1,481,000	1,519,358
6.15%, 09/15/34	200,000	270,394
4.50%, 05/15/35 (a)	1,000,000	1,217,300
5.25%, 03/01/37 (a)	950,000	1,232,340
4.90%, 08/15/37 (a)	504,000	633,165
4.85%, 03/01/39 (a)	740,000	919,909
6.00%, 08/15/40 (a)	300,000	418,938
5.35%, 09/01/40	500,000	658,590
3.50%, 06/01/41 (a)	700,000	753,921
5.15%, 03/15/42	450,000	572,188
4.90%, 06/15/42	150,000	187,337
4.30%, 12/15/42 (a)	500,000	585,955
3.10%, 02/01/43 (a)	400,000	407,668
4.65%, 06/01/44 (a)	250,000	296,095
4.80%, 06/15/44 (a)	350,000	437,290
4.35%, 06/15/45 (a)	500,000	580,580
4.85%, 07/15/45 (a)	100,000	125,416
4.75%, 05/15/46 (a)	1,000,000	1,238,150
5.15%, 11/15/46 (a)	650,000	843,966
5.65%, 02/15/47 (a)	200,000	272,984
5.45%, 03/01/47 (a)	628,000	849,357
4.50%, 03/09/48 (a)	1,200,000	1,436,892
4.55%, 03/09/49 (a)	859,000	1,029,271
5.15%, 02/15/50 (a)	450,000	583,285
3.65%, 06/01/51 (a)	900,000	943,263
3.30%, 02/01/52 (a)	1,050,000	1,046,010
3.50%, 09/15/53 (a)(c)	1,735,000	1,749,921
3.55%, 09/15/55 (a)(c)	1,925,000	1,937,820
3.80%, 12/01/57 (a)(c)	1,825,000	1,911,158
3.65%, 09/15/59 (a)(c)	1,594,000	1,611,024
3.85%, 06/01/60 (a)	400,000	422,432
3.50%, 02/01/61 (a)	400,000	396,440
Bell Canada
4.46%, 04/01/48 (a)	550,000	737,027
Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	277,025
5.13%, 12/04/28 (a)	1,250,000	1,541,512
9.63%, 12/15/30 (f)(g)	100,000	166,058
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	537,980
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	900,000	948,960
4.50%, 02/01/24 (a)	450,000	499,788
4.91%, 07/23/25 (a)	1,700,000	1,974,839
3.75%, 02/15/28 (a)	425,000	477,466
4.20%, 03/15/28 (a)	250,000	288,518
5.05%, 03/30/29 (a)	500,000	607,615
2.80%, 04/01/31 (a)	500,000	527,955
6.38%, 10/23/35 (a)	800,000	1,098,216
5.38%, 04/01/38 (a)	550,000	690,695
6.48%, 10/23/45 (a)	1,200,000	1,697,628
5.38%, 05/01/47 (a)	950,000	1,192,677
5.75%, 04/01/48 (a)	600,000	786,564
5.13%, 07/01/49 (a)	550,000	671,154
4.80%, 03/01/50 (a)	1,050,000	1,249,909
3.70%, 04/01/51 (a)	500,000	518,370
6.83%, 10/23/55 (a)	400,000	604,280
3.85%, 04/01/61 (a)	250,000	252,725
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	598,000	700,270
Comcast Corp.
3.00%, 02/01/24 (a)	450,000	484,074
3.60%, 03/01/24	450,000	494,860
3.70%, 04/15/24 (a)	950,000	1,048,372
3.38%, 02/15/25 (a)	200,000	220,990
3.10%, 04/01/25 (a)	750,000	825,495
3.38%, 08/15/25 (a)	550,000	613,959
3.95%, 10/15/25 (a)	950,000	1,091,664
3.15%, 03/01/26 (a)	750,000	835,755
2.35%, 01/15/27 (a)	550,000	592,383
3.30%, 02/01/27 (a)	530,000	598,932
3.15%, 02/15/28 (a)	750,000	844,132
3.55%, 05/01/28 (a)	292,000	336,656
4.15%, 10/15/28 (a)	1,500,000	1,802,610
2.65%, 02/01/30 (a)	500,000	546,490
3.40%, 04/01/30 (a)	500,000	577,740
4.25%, 10/15/30 (a)	500,000	615,720
1.95%, 01/15/31 (a)	950,000	975,260
1.50%, 02/15/31 (a)	350,000	346,206
4.25%, 01/15/33	650,000	817,063
7.05%, 03/15/33	250,000	386,108
5.65%, 06/15/35	100,000	143,784
4.40%, 08/15/35 (a)	230,000	295,003
6.50%, 11/15/35	250,000	388,103
3.20%, 07/15/36 (a)	250,000	285,345
6.95%, 08/15/37	400,000	647,456
3.90%, 03/01/38 (a)	500,000	611,685
4.60%, 10/15/38 (a)	1,000,000	1,319,730
3.25%, 11/01/39 (a)	100,000	113,469
3.75%, 04/01/40 (a)	450,000	544,131
4.65%, 07/15/42	150,000	202,115
4.50%, 01/15/43	100,000	132,664
4.75%, 03/01/44	500,000	685,530
4.60%, 08/15/45 (a)	822,000	1,107,127
3.40%, 07/15/46 (a)	550,000	632,764
4.00%, 08/15/47 (a)	266,000	334,085
3.97%, 11/01/47 (a)	1,098,000	1,377,166
4.00%, 03/01/48 (a)	600,000	756,672
4.70%, 10/15/48 (a)	1,250,000	1,744,437
4.00%, 11/01/49 (a)	1,000,000	1,269,000

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 02/01/50 (a)	500,000	589,225
2.80%, 01/15/51 (a)	500,000	521,775
2.45%, 08/15/52 (a)	350,000	340,918
4.05%, 11/01/52 (a)	500,000	640,580
4.95%, 10/15/58 (a)	900,000	1,368,396
2.65%, 08/15/62 (a)	350,000	351,407
Crown Castle International Corp.
5.25%, 01/15/23	600,000	657,714
3.20%, 09/01/24 (a)	350,000	380,790
1.35%, 07/15/25 (a)	100,000	102,220
4.45%, 02/15/26 (a)	500,000	579,425
3.70%, 06/15/26 (a)	250,000	282,383
4.00%, 03/01/27 (a)	200,000	229,524
3.65%, 09/01/27 (a)	300,000	340,554
3.80%, 02/15/28 (a)	350,000	402,108
3.10%, 11/15/29 (a)	200,000	220,886
3.30%, 07/01/30 (a)	350,000	393,621
2.25%, 01/15/31 (a)	400,000	414,832
4.75%, 05/15/47 (a)	450,000	579,546
4.00%, 11/15/49 (a)	150,000	176,073
4.15%, 07/01/50 (a)	100,000	121,597
3.25%, 01/15/51 (a)	300,000	315,993
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,200,000	1,898,940
9.25%, 06/01/32	100,000	170,620
Discovery Communications LLC
2.95%, 03/20/23 (a)	263,000	277,036
3.90%, 11/15/24 (a)	400,000	444,228
3.45%, 03/15/25 (a)	250,000	274,973
4.90%, 03/11/26 (a)	100,000	118,031
3.95%, 03/20/28 (a)	750,000	860,340
4.13%, 05/15/29 (a)	250,000	292,625
3.63%, 05/15/30 (a)	450,000	515,502
6.35%, 06/01/40	150,000	215,957
4.88%, 04/01/43	300,000	371,982
5.20%, 09/20/47 (a)	450,000	587,281
5.30%, 05/15/49 (a)	100,000	132,890
4.65%, 05/15/50 (a)	350,000	439,124
4.00%, 09/15/55 (a)(c)	1,064,000	1,192,914
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	25,000	29,743
Fox Corp.
3.67%, 01/25/22	500,000	517,565
4.03%, 01/25/24 (a)	250,000	275,255
3.05%, 04/07/25 (a)	150,000	164,220
4.71%, 01/25/29 (a)	650,000	791,050
3.50%, 04/08/30 (a)	300,000	341,973
5.48%, 01/25/39 (a)	350,000	481,981
5.58%, 01/25/49 (a)	500,000	734,245
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	366,078
6.63%, 01/15/40	550,000	770,748
5.00%, 05/13/45 (a)	400,000	484,656
6.13%, 01/31/46 (a)	250,000	347,475
5.25%, 05/24/49 (a)	200,000	253,822
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	500,000	534,585
4.20%, 04/15/24	150,000	167,156
4.75%, 03/30/30 (a)	300,000	374,370
5.40%, 10/01/48 (a)	150,000	207,981
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	271,510
Moody's Corp.
4.50%, 09/01/22 (a)	276,000	291,406
4.88%, 02/15/24 (a)	100,000	112,268
3.75%, 03/24/25 (a)	250,000	281,135
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/15/28 (a)	250,000	282,363
4.25%, 02/01/29 (a)	200,000	240,636
5.25%, 07/15/44	100,000	138,885
4.88%, 12/17/48 (a)	200,000	272,962
2.55%, 08/18/60 (a)	250,000	236,188
NBCUniversal Media LLC
6.40%, 04/30/40	200,000	315,784
5.95%, 04/01/41	1,050,000	1,604,841
4.45%, 01/15/43	100,000	131,723
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	266,475
4.20%, 06/01/30 (a)	200,000	240,800
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	350,000	365,064
3.65%, 11/01/24 (a)	250,000	276,463
3.60%, 04/15/26 (a)	500,000	571,000
Orange S.A.
9.00%, 03/01/31	800,000	1,322,912
5.38%, 01/13/42	300,000	427,668
5.50%, 02/06/44 (a)	300,000	440,829
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	266,330
4.00%, 03/18/29 (a)	350,000	416,602
3.00%, 05/22/30 (a)	250,000	278,613
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	262,813
4.10%, 10/01/23 (a)	250,000	273,605
3.63%, 12/15/25 (a)	220,000	249,960
2.90%, 11/15/26 (a)	100,000	111,197
4.50%, 03/15/43 (a)	100,000	128,164
5.45%, 10/01/43 (a)	250,000	353,120
5.00%, 03/15/44 (a)	500,000	687,930
4.30%, 02/15/48 (a)	200,000	256,514
4.35%, 05/01/49 (a)	450,000	584,374
3.70%, 11/15/49 (a)	400,000	473,768
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	285,195
2.95%, 01/22/27 (a)	400,000	443,328
2.50%, 12/01/29 (a)	200,000	218,608
1.25%, 08/15/30 (a)	250,000	246,505
3.25%, 12/01/49 (a)	200,000	232,606
2.30%, 08/15/60 (a)	250,000	236,980
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	1,100,000	1,217,942
1.50%, 02/15/26 (a)	250,000	256,250
3.75%, 04/15/27 (a)(c)	1,400,000	1,598,408
2.05%, 02/15/28 (a)	750,000	781,312
3.88%, 04/15/30 (a)(c)	2,300,000	2,662,549
2.55%, 02/15/31 (a)(c)	750,000	789,330
2.25%, 11/15/31 (a)(c)	250,000	256,845
4.38%, 04/15/40 (a)(c)	900,000	1,100,754
3.00%, 02/15/41 (a)	400,000	415,148
4.50%, 04/15/50 (a)(c)	1,000,000	1,240,570
3.30%, 02/15/51 (a)(c)	900,000	930,753
3.60%, 11/15/60 (a)(c)	400,000	425,636
TCI Communications, Inc.
7.88%, 02/15/26	100,000	134,605
7.13%, 02/15/28	350,000	484,760
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	163,980
4.10%, 03/08/27	350,000	405,398
7.05%, 06/20/36	650,000	972,218
4.67%, 03/06/38	250,000	301,895
5.21%, 03/08/47	1,000,000	1,282,050
4.90%, 03/06/48	500,000	624,560
5.52%, 03/01/49 (a)	650,000	874,243

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Europe BV
8.25%, 09/15/30	450,000	684,688
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	220,818
3.70%, 09/15/27 (a)	250,000	288,075
4.60%, 11/16/48 (a)	150,000	198,033
4.30%, 06/15/49 (a)	200,000	253,818
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	438,868
5.85%, 04/15/40	200,000	279,916
5.65%, 11/23/43 (a)	150,000	204,638
Time Warner Cable LLC
6.55%, 05/01/37	300,000	414,138
7.30%, 07/01/38	550,000	822,607
6.75%, 06/15/39	400,000	570,424
5.88%, 11/15/40 (a)	900,000	1,195,812
5.50%, 09/01/41 (a)	550,000	710,396
4.50%, 09/15/42 (a)	250,000	291,868
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	90,072
8.38%, 07/15/33	500,000	774,825
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	700,000	727,531
3.15%, 09/17/25	200,000	222,156
3.00%, 02/13/26	600,000	666,348
1.85%, 07/30/26	300,000	316,557
7.00%, 03/01/32	250,000	375,033
4.13%, 12/01/41	400,000	502,956
4.13%, 06/01/44	200,000	255,498
3.00%, 07/30/46	200,000	218,162
Verizon Communications, Inc.
2.95%, 03/15/22	200,000	206,320
2.45%, 11/01/22 (a)	200,000	206,976
5.15%, 09/15/23	1,000,000	1,127,550
4.15%, 03/15/24 (a)	200,000	221,382
3.50%, 11/01/24 (a)	508,000	561,487
3.38%, 02/15/25	900,000	1,000,008
0.85%, 11/20/25 (a)	300,000	302,634
2.63%, 08/15/26	650,000	712,777
4.13%, 03/16/27	1,550,000	1,828,302
3.00%, 03/22/27 (a)	250,000	277,423
4.33%, 09/21/28	1,450,000	1,746,844
3.88%, 02/08/29 (a)	350,000	412,293
4.02%, 12/03/29 (a)	1,457,000	1,731,441
3.15%, 03/22/30 (a)	500,000	561,230
1.50%, 09/18/30 (a)	500,000	492,100
1.68%, 10/30/30 (a)(c)	718,000	714,812
7.75%, 12/01/30	250,000	385,083
1.75%, 01/20/31 (a)	500,000	499,030
4.50%, 08/10/33	950,000	1,199,973
4.40%, 11/01/34 (a)	800,000	999,768
4.27%, 01/15/36	950,000	1,179,862
5.25%, 03/16/37	700,000	956,312
4.81%, 03/15/39	566,000	741,652
2.65%, 11/20/40 (a)	500,000	505,605
4.75%, 11/01/41	450,000	595,026
3.85%, 11/01/42 (a)	356,000	424,024
6.55%, 09/15/43	200,000	326,480
4.13%, 08/15/46	500,000	617,580
4.86%, 08/21/46	1,250,000	1,684,675
5.50%, 03/16/47	200,000	290,482
4.52%, 09/15/48	1,250,000	1,627,675
5.01%, 04/15/49	650,000	902,486
4.00%, 03/22/50 (a)	350,000	425,656
2.88%, 11/20/50 (a)	1,000,000	1,009,160
5.01%, 08/21/54	500,000	703,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.67%, 03/15/55	700,000	941,500
2.99%, 10/30/56 (a)	1,457,000	1,469,559
3.00%, 11/20/60 (a)	750,000	759,870
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	500,000	512,950
4.25%, 09/01/23 (a)	200,000	218,060
3.88%, 04/01/24 (a)	248,000	271,369
3.50%, 01/15/25 (a)	200,000	219,708
4.75%, 05/15/25 (a)	500,000	580,880
2.90%, 01/15/27 (a)	400,000	440,016
3.38%, 02/15/28 (a)	800,000	901,544
3.70%, 06/01/28 (a)	150,000	171,588
4.20%, 06/01/29 (a)	289,000	346,421
4.95%, 01/15/31 (a)	250,000	314,148
4.20%, 05/19/32 (a)	300,000	361,359
5.50%, 05/15/33	300,000	387,084
6.88%, 04/30/36	400,000	579,456
4.85%, 07/01/42 (a)	150,000	184,781
4.38%, 03/15/43	400,000	473,852
5.85%, 09/01/43 (a)	650,000	906,314
4.90%, 08/15/44 (a)	400,000	500,528
4.60%, 01/15/45 (a)	250,000	302,205
4.95%, 05/19/50 (a)	200,000	261,214
Vodafone Group PLC
2.95%, 02/19/23	350,000	368,918
3.75%, 01/16/24	800,000	875,208
4.13%, 05/30/25	500,000	571,985
4.38%, 05/30/28	1,000,000	1,200,420
7.88%, 02/15/30	250,000	371,825
6.25%, 11/30/32	100,000	140,149
6.15%, 02/27/37	530,000	767,700
5.00%, 05/30/38	350,000	458,787
4.38%, 02/19/43	400,000	498,736
5.25%, 05/30/48	1,050,000	1,465,285
4.88%, 06/19/49	700,000	936,600
4.25%, 09/17/50	500,000	620,885
5.13%, 06/19/59	300,000	417,216
Walt Disney Co.
1.65%, 09/01/22	250,000	255,570
3.00%, 09/15/22	100,000	104,523
1.75%, 08/30/24 (a)	350,000	365,138
3.70%, 09/15/24 (a)	250,000	277,510
3.35%, 03/24/25	500,000	554,720
3.70%, 10/15/25 (a)	600,000	678,672
1.75%, 01/13/26	500,000	523,770
3.70%, 03/23/27	200,000	231,792
2.20%, 01/13/28	350,000	374,462
2.00%, 09/01/29 (a)	375,000	391,601
3.80%, 03/22/30	200,000	238,524
2.65%, 01/13/31	800,000	878,120
6.20%, 12/15/34	1,175,000	1,776,459
6.40%, 12/15/35	450,000	700,065
6.15%, 03/01/37	200,000	293,332
6.65%, 11/15/37	500,000	790,900
4.63%, 03/23/40 (a)	250,000	335,185
3.50%, 05/13/40 (a)	550,000	648,307
6.15%, 02/15/41	150,000	232,704
4.75%, 09/15/44 (a)	190,000	260,494
4.95%, 10/15/45 (a)	385,000	536,417
4.75%, 11/15/46 (a)	200,000	272,532
2.75%, 09/01/49 (a)	600,000	635,964
4.70%, 03/23/50 (a)	650,000	924,488
3.60%, 01/13/51 (a)	850,000	1,031,126
3.80%, 05/13/60 (a)	350,000	445,501
Weibo Corp.
3.50%, 07/05/24 (a)	450,000	471,578
3.38%, 07/08/30 (a)	300,000	307,713

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WPP Finance 2010
3.63%, 09/07/22	100,000	105,250
3.75%, 09/19/24	300,000	333,891
		224,151,265
Consumer Cyclical 1.9%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	250,000	255,158
3.90%, 04/15/30 (a)	200,000	230,776
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	254,875
2.80%, 06/06/23 (a)	200,000	210,392
3.60%, 11/28/24 (a)	900,000	991,854
3.40%, 12/06/27 (a)	750,000	840,825
4.50%, 11/28/34 (a)	300,000	372,429
4.00%, 12/06/37 (a)	550,000	651,260
4.20%, 12/06/47 (a)	400,000	503,604
4.40%, 12/06/57 (a)	500,000	673,055
Amazon.com, Inc.
2.50%, 11/29/22 (a)	500,000	518,985
2.40%, 02/22/23 (a)	1,250,000	1,305,087
2.80%, 08/22/24 (a)	700,000	758,828
0.80%, 06/03/25 (a)	250,000	253,963
5.20%, 12/03/25 (a)	100,000	121,552
1.20%, 06/03/27 (a)	50,000	50,946
3.15%, 08/22/27 (a)	600,000	683,454
1.50%, 06/03/30 (a)	750,000	764,977
4.80%, 12/05/34 (a)	550,000	756,459
3.88%, 08/22/37 (a)	1,050,000	1,311,618
4.95%, 12/05/44 (a)	600,000	882,006
4.05%, 08/22/47 (a)	1,100,000	1,459,590
2.50%, 06/03/50 (a)	900,000	934,695
4.25%, 08/22/57 (a)	900,000	1,280,286
2.70%, 06/03/60 (a)	800,000	857,424
American Honda Finance Corp.
2.60%, 11/16/22	1,000,000	1,043,000
2.05%, 01/10/23	150,000	155,117
1.95%, 05/10/23	500,000	518,680
3.45%, 07/14/23	100,000	107,755
0.65%, 09/08/23	200,000	201,418
3.55%, 01/12/24	400,000	436,852
2.90%, 02/16/24	500,000	536,205
2.40%, 06/27/24	500,000	531,815
2.15%, 09/10/24	200,000	211,882
1.00%, 09/10/25	200,000	202,496
2.30%, 09/09/26	300,000	324,237
3.50%, 02/15/28	100,000	115,821
Aptiv Corp.
4.15%, 03/15/24 (a)	390,000	430,069
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	173,760
4.40%, 10/01/46 (a)	150,000	164,288
5.40%, 03/15/49 (a)	100,000	125,647
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	281,267
1.25%, 09/01/30 (a)	200,000	200,148
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	107,921
3.80%, 11/15/27 (a)	300,000	332,706
4.75%, 06/01/30 (a)	250,000	301,705
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	258,885
3.25%, 04/15/25 (a)	650,000	713,076
3.13%, 04/21/26 (a)	50,000	55,382
3.75%, 06/01/27 (a)	200,000	230,358
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 04/18/29 (a)	200,000	230,656
4.00%, 04/15/30 (a)	250,000	296,325
1.65%, 01/15/31 (a)	250,000	248,478
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	241,204
1.95%, 10/01/30 (a)	200,000	201,266
Block Financial LLC
5.50%, 11/01/22 (a)	145,000	154,450
5.25%, 10/01/25 (a)	250,000	286,535
3.88%, 08/15/30 (a)	250,000	270,180
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	170,000	178,537
4.10%, 04/13/25 (a)	500,000	568,385
3.60%, 06/01/26 (a)	495,000	563,627
4.50%, 04/13/27 (a)	250,000	298,935
3.55%, 03/15/28 (a)	250,000	287,292
4.63%, 04/13/30 (a)	500,000	622,105
BorgWarner, Inc.
2.65%, 07/01/27 (a)	250,000	269,992
4.38%, 03/15/45 (a)	320,000	378,349
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	218,976
3.70%, 01/15/31 (a)	250,000	277,100
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	750,000	771,187
2.75%, 05/18/24 (a)	50,000	53,809
3.00%, 05/18/27 (a)	650,000	730,080
1.60%, 04/20/30 (a)	400,000	410,712
1.75%, 04/20/32 (a)	600,000	623,934
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	108,641
0.75%, 09/01/25 (a)	200,000	201,556
1.50%, 09/01/30 (a)	250,000	251,863
4.88%, 10/01/43 (a)	150,000	211,695
2.60%, 09/01/50 (a)	350,000	358,333
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	871,211
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	171,056
4.55%, 02/15/48 (a)	100,000	111,265
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	264,843
4.15%, 11/01/25 (a)	89,000	102,943
3.88%, 04/15/27 (a)	200,000	231,422
4.13%, 05/01/28 (a)	250,000	296,267
3.50%, 04/03/30 (a)	300,000	345,780
4.13%, 04/03/50 (a)	200,000	255,324
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	600,000	643,284
4.20%, 05/15/28 (a)	400,000	476,320
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	105,546
4.75%, 02/15/23 (a)	90,000	96,960
5.75%, 08/15/23 (a)	100,000	112,244
2.50%, 10/15/24 (a)	200,000	213,756
2.60%, 10/15/25 (a)	210,000	226,729
1.40%, 10/15/27 (a)	250,000	252,025
eBay, Inc.
3.80%, 03/09/22 (a)	500,000	518,600
2.60%, 07/15/22 (a)	150,000	154,301
2.75%, 01/30/23 (a)	400,000	418,708
3.60%, 06/05/27 (a)	600,000	684,564
2.70%, 03/11/30 (a)	200,000	216,212
4.00%, 07/15/42 (a)	200,000	228,816

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	109,045
5.00%, 02/15/26 (a)	100,000	112,093
4.63%, 08/01/27 (a)	225,000	251,993
3.80%, 02/15/28 (a)	200,000	214,370
3.25%, 02/15/30 (a)	800,000	832,312
Ford Foundation
2.42%, 06/01/50 (a)	300,000	307,572
General Motors Co.
4.88%, 10/02/23	1,100,000	1,221,495
5.40%, 10/02/23	300,000	337,035
4.00%, 04/01/25	400,000	444,292
6.13%, 10/01/25 (a)	800,000	971,592
4.20%, 10/01/27 (a)	250,000	283,765
5.00%, 10/01/28 (a)	250,000	297,465
5.00%, 04/01/35	500,000	601,595
6.60%, 04/01/36 (a)	450,000	613,003
5.15%, 04/01/38 (a)	400,000	480,608
6.25%, 10/02/43	600,000	812,022
5.20%, 04/01/45	400,000	485,048
6.75%, 04/01/46 (a)	300,000	430,221
5.40%, 04/01/48 (a)	200,000	252,186
5.95%, 04/01/49 (a)	400,000	541,432
General Motors Financial Co., Inc.
3.45%, 01/14/22 (a)	750,000	769,350
3.45%, 04/10/22 (a)	350,000	360,514
3.15%, 06/30/22 (a)	500,000	517,340
3.55%, 07/08/22	400,000	417,916
3.25%, 01/05/23 (a)	440,000	461,626
5.20%, 03/20/23	550,000	603,449
3.70%, 05/09/23 (a)	100,000	106,165
4.15%, 06/19/23 (a)	100,000	107,797
1.70%, 08/18/23	200,000	205,336
5.10%, 01/17/24 (a)	400,000	447,888
3.95%, 04/13/24 (a)	250,000	272,790
3.50%, 11/07/24 (a)	250,000	271,372
4.00%, 01/15/25 (a)	250,000	275,610
2.90%, 02/26/25 (a)	350,000	374,265
4.35%, 04/09/25 (a)	61,000	68,466
2.75%, 06/20/25 (a)	250,000	266,930
5.25%, 03/01/26 (a)	375,000	441,551
4.00%, 10/06/26 (a)	600,000	676,956
4.35%, 01/17/27 (a)	500,000	570,075
2.70%, 08/20/27 (a)	400,000	423,392
3.85%, 01/05/28 (a)	600,000	666,612
5.65%, 01/17/29 (a)	150,000	185,921
3.60%, 06/21/30 (a)	500,000	557,515
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	124,785
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	300,000	328,026
3.35%, 09/01/24 (a)	250,000	262,938
5.25%, 06/01/25 (a)	300,000	339,129
5.38%, 04/15/26 (a)	250,000	287,272
5.75%, 06/01/28 (a)	350,000	414,827
5.30%, 01/15/29 (a)	200,000	233,794
4.00%, 01/15/30 (a)	250,000	273,532
4.00%, 01/15/31 (a)	200,000	218,548
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	109,046
4.63%, 07/28/45 (a)	150,000	171,911
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	150,000	167,993
Home Depot, Inc.
2.63%, 06/01/22 (a)	850,000	876,766
2.70%, 04/01/23 (a)	600,000	629,730
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 02/15/24 (a)	500,000	548,590
3.00%, 04/01/26 (a)	500,000	559,030
2.13%, 09/15/26 (a)	250,000	269,738
2.50%, 04/15/27 (a)	200,000	219,272
3.90%, 12/06/28 (a)	500,000	602,315
2.95%, 06/15/29 (a)	650,000	739,537
2.70%, 04/15/30 (a)	250,000	279,202
5.88%, 12/16/36	1,700,000	2,585,343
3.30%, 04/15/40 (a)	300,000	353,682
5.40%, 09/15/40 (a)	191,000	280,629
5.95%, 04/01/41 (a)	500,000	780,050
4.20%, 04/01/43 (a)	250,000	326,412
4.88%, 02/15/44 (a)	1,050,000	1,493,667
4.40%, 03/15/45 (a)	150,000	200,597
3.90%, 06/15/47 (a)	100,000	128,192
4.50%, 12/06/48 (a)	350,000	493,391
3.13%, 12/15/49 (a)	450,000	520,510
3.35%, 04/15/50 (a)	500,000	599,050
3.50%, 09/15/56 (a)	297,000	368,755
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	157,731
5.38%, 04/23/25 (a)	250,000	283,802
4.85%, 03/15/26 (a)	150,000	168,810
4.38%, 09/15/28 (a)	100,000	110,117
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	163,584
3.63%, 05/01/24 (a)	120,000	131,065
4.75%, 08/01/28 (a)	350,000	432,197
4.25%, 05/01/29 (a)	450,000	547,632
JD.com, Inc.
3.88%, 04/29/26	200,000	222,720
3.38%, 01/14/30 (a)	200,000	217,784
4.13%, 01/14/50	400,000	444,004
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	258,948
9.50%, 05/15/25 (a)	200,000	259,418
4.25%, 07/17/25 (a)	200,000	216,924
5.55%, 07/17/45 (a)	100,000	107,903
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	540,000	573,264
2.90%, 06/25/25 (a)	200,000	209,864
3.50%, 08/18/26 (a)	350,000	375,917
3.90%, 08/08/29 (a)	300,000	323,190
Lear Corp.
3.80%, 09/15/27 (a)	300,000	336,759
4.25%, 05/15/29 (a)	150,000	171,395
5.25%, 05/15/49 (a)	350,000	430,409
Lennar Corp.
4.75%, 11/15/22 (a)	400,000	424,444
4.88%, 12/15/23 (a)	150,000	166,283
4.50%, 04/30/24 (a)	250,000	277,437
5.88%, 11/15/24 (a)	250,000	289,697
4.75%, 05/30/25 (a)	150,000	171,140
5.25%, 06/01/26 (a)	200,000	237,642
5.00%, 06/15/27 (a)	150,000	177,287
4.75%, 11/29/27 (a)	300,000	354,933
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	514,515
4.00%, 04/15/25 (a)	200,000	227,338
3.38%, 09/15/25 (a)	700,000	782,824
2.50%, 04/15/26 (a)	150,000	163,079
3.10%, 05/03/27 (a)	460,000	517,279
1.30%, 04/15/28 (a)	250,000	251,850
6.50%, 03/15/29	401,000	548,608
3.65%, 04/05/29 (a)	472,000	551,192
4.50%, 04/15/30 (a)	400,000	497,476

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.70%, 10/15/30 (a)	250,000	252,968
5.00%, 04/15/40 (a)	350,000	477,928
4.65%, 04/15/42 (a)	150,000	199,061
4.38%, 09/15/45 (a)	350,000	451,146
3.70%, 04/15/46 (a)	250,000	299,062
4.05%, 05/03/47 (a)	550,000	690,387
4.55%, 04/05/49 (a)	400,000	543,608
5.13%, 04/15/50 (a)	400,000	599,188
3.00%, 10/15/50 (a)	250,000	268,523
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	274,282
4.15%, 10/01/25 (a)	250,000	287,480
2.45%, 06/15/30 (a)	250,000	269,838
Marriott International, Inc.
2.30%, 01/15/22 (a)	350,000	354,557
3.60%, 04/15/24 (a)	200,000	214,062
3.75%, 03/15/25 (a)	700,000	756,994
3.75%, 10/01/25 (a)	200,000	217,440
3.13%, 06/15/26 (a)	300,000	320,979
4.65%, 12/01/28 (a)	150,000	173,339
4.63%, 06/15/30 (a)	150,000	176,171
3.50%, 10/15/32 (a)	400,000	438,624
Mastercard, Inc.
3.38%, 04/01/24	250,000	274,570
2.00%, 03/03/25 (a)	300,000	318,795
2.95%, 11/21/26 (a)	500,000	559,665
3.30%, 03/26/27 (a)	500,000	570,775
2.95%, 06/01/29 (a)	350,000	395,160
3.35%, 03/26/30 (a)	500,000	583,680
3.80%, 11/21/46 (a)	200,000	253,740
3.95%, 02/26/48 (a)	100,000	130,190
3.65%, 06/01/49 (a)	300,000	374,700
3.85%, 03/26/50 (a)	500,000	647,680
McDonald's Corp.
2.63%, 01/15/22	400,000	409,540
3.35%, 04/01/23 (a)	450,000	479,313
3.25%, 06/10/24	250,000	273,170
3.38%, 05/26/25 (a)	800,000	888,384
3.70%, 01/30/26 (a)	600,000	682,686
3.50%, 03/01/27 (a)	100,000	114,160
3.50%, 07/01/27 (a)	300,000	344,700
3.80%, 04/01/28 (a)	450,000	526,932
2.63%, 09/01/29 (a)	400,000	438,808
2.13%, 03/01/30 (a)	250,000	263,665
3.60%, 07/01/30 (a)	300,000	352,020
4.70%, 12/09/35 (a)	350,000	456,368
6.30%, 10/15/37	180,000	273,015
6.30%, 03/01/38	150,000	227,328
5.70%, 02/01/39	33,000	47,575
4.88%, 07/15/40	200,000	267,500
3.70%, 02/15/42	150,000	178,358
3.63%, 05/01/43	150,000	175,311
4.88%, 12/09/45 (a)	900,000	1,225,881
4.45%, 03/01/47 (a)	350,000	454,744
4.45%, 09/01/48 (a)	500,000	655,125
3.63%, 09/01/49 (a)	450,000	529,816
4.20%, 04/01/50 (a)	150,000	192,848
NIKE, Inc.
2.25%, 05/01/23 (a)	350,000	364,570
2.40%, 03/27/25 (a)	400,000	431,328
2.38%, 11/01/26 (a)	250,000	274,262
2.85%, 03/27/30 (a)	500,000	567,435
3.25%, 03/27/40 (a)	500,000	586,820
3.63%, 05/01/43 (a)	50,000	61,715
3.88%, 11/01/45 (a)	400,000	519,908
3.38%, 11/01/46 (a)	150,000	181,583
3.38%, 03/27/50 (a)	500,000	618,995
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	180,107
3.00%, 05/15/30 (a)	250,000	273,015
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	565,400
3.60%, 09/01/27 (a)	250,000	286,740
4.35%, 06/01/28 (a)	59,000	70,450
3.90%, 06/01/29 (a)	150,000	176,706
1.75%, 03/15/31 (a)	250,000	250,433
PACCAR Financial Corp.
2.65%, 05/10/22	250,000	258,213
2.30%, 08/10/22	200,000	206,644
2.65%, 04/06/23	250,000	263,283
2.15%, 08/15/24	50,000	53,025
1.80%, 02/06/25	200,000	209,820
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	178,704
5.00%, 01/15/27 (a)	200,000	236,314
7.88%, 06/15/32	375,000	561,206
6.38%, 05/15/33	150,000	206,483
6.00%, 02/15/35	125,000	171,038
PVH Corp.
4.63%, 07/10/25 (a)(c)	200,000	225,378
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,825
3.75%, 09/15/25 (a)	200,000	226,014
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	259,258
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	231,156
Sands China Ltd.
4.60%, 08/08/23 (a)	550,000	589,803
5.13%, 08/08/25 (a)	850,000	956,573
5.40%, 08/08/28 (a)	900,000	1,055,439
Starbucks Corp.
1.30%, 05/07/22	170,000	172,370
2.70%, 06/15/22 (a)	300,000	309,132
3.10%, 03/01/23 (a)	350,000	370,016
3.85%, 10/01/23 (a)	350,000	379,701
2.00%, 03/12/27 (a)	300,000	318,840
3.50%, 03/01/28 (a)	550,000	631,845
4.00%, 11/15/28 (a)	250,000	297,925
3.55%, 08/15/29 (a)	650,000	758,862
2.25%, 03/12/30 (a)	200,000	212,680
2.55%, 11/15/30 (a)	275,000	297,712
3.75%, 12/01/47 (a)	500,000	590,080
4.50%, 11/15/48 (a)	300,000	390,456
4.45%, 08/15/49 (a)	350,000	461,307
3.35%, 03/12/50 (a)	100,000	111,586
3.50%, 11/15/50 (a)	300,000	345,519
Tapestry, Inc.
3.00%, 07/15/22 (a)	150,000	153,815
4.25%, 04/01/25 (a)	300,000	324,831
4.13%, 07/15/27 (a)	200,000	216,844
Target Corp.
2.90%, 01/15/22	250,000	256,890
3.50%, 07/01/24	450,000	499,378
2.25%, 04/15/25 (a)	500,000	536,085
2.50%, 04/15/26	100,000	110,728
3.38%, 04/15/29 (a)	525,000	615,489
2.35%, 02/15/30 (a)	250,000	273,717
2.65%, 09/15/30 (a)	400,000	449,076
4.00%, 07/01/42	500,000	673,400
3.63%, 04/15/46	400,000	505,456
3.90%, 11/15/47 (a)	250,000	330,652

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	365,960
3.50%, 04/15/25 (a)	400,000	446,872
2.25%, 09/15/26 (a)	500,000	540,155
1.15%, 05/15/28 (a)	100,000	100,543
3.88%, 04/15/30 (a)	500,000	600,770
Toyota Motor Corp.
2.16%, 07/02/22	300,000	308,430
3.42%, 07/20/23	250,000	269,750
2.36%, 07/02/24	150,000	159,453
2.76%, 07/02/29	150,000	168,282
Toyota Motor Credit Corp.
2.60%, 01/11/22	450,000	460,593
3.30%, 01/12/22	250,000	257,728
2.65%, 04/12/22	50,000	51,519
1.15%, 05/26/22	500,000	506,325
2.80%, 07/13/22	500,000	519,560
0.45%, 07/22/22	250,000	250,773
2.15%, 09/08/22	150,000	154,785
0.35%, 10/14/22	150,000	150,353
2.70%, 01/11/23	250,000	262,038
2.90%, 03/30/23	500,000	529,065
0.50%, 08/14/23	500,000	502,650
3.45%, 09/20/23	400,000	433,444
3.35%, 01/08/24	200,000	217,038
2.90%, 04/17/24	350,000	377,601
1.80%, 02/13/25	500,000	524,760
3.00%, 04/01/25	450,000	494,797
3.20%, 01/11/27	350,000	394,919
1.15%, 08/13/27	300,000	302,085
3.05%, 01/11/28	250,000	282,285
3.65%, 01/08/29	400,000	473,924
2.15%, 02/13/30	250,000	268,828
3.38%, 04/01/30	350,000	410,833
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	125,953
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	300,000	385,419
VF Corp.
2.40%, 04/23/25 (a)	475,000	508,416
2.80%, 04/23/27 (a)	200,000	218,978
2.95%, 04/23/30 (a)	250,000	276,897
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	319,895
2.80%, 12/14/22 (a)	900,000	942,282
3.15%, 12/14/25 (a)	1,250,000	1,403,175
1.90%, 04/15/27 (a)	400,000	425,624
0.75%, 08/15/27 (a)	150,000	149,631
2.75%, 09/15/27 (a)	100,000	111,470
2.05%, 04/15/30 (a)	500,000	535,590
1.10%, 02/15/31 (a)	150,000	147,621
4.15%, 12/14/35 (a)	1,200,000	1,564,608
2.70%, 04/15/40 (a)	250,000	274,460
4.30%, 12/14/45 (a)	1,200,000	1,644,936
2.00%, 08/15/50 (a)	500,000	478,450
Walgreen Co.
3.10%, 09/15/22	100,000	104,544
4.40%, 09/15/42	250,000	271,977
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	850,000	939,862
3.45%, 06/01/26 (a)	550,000	610,632
3.20%, 04/15/30 (a)	200,000	216,982
4.50%, 11/18/34 (a)	50,000	57,762
4.80%, 11/18/44 (a)	450,000	512,653
4.65%, 06/01/46 (a)	250,000	279,620
4.10%, 04/15/50 (a)	700,000	743,253
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	676,149
2.55%, 04/11/23 (a)	1,350,000	1,412,883
3.40%, 06/26/23 (a)	100,000	107,477
3.30%, 04/22/24 (a)	300,000	326,724
2.85%, 07/08/24 (a)	400,000	433,132
2.65%, 12/15/24 (a)	1,800,000	1,950,354
3.55%, 06/26/25 (a)	100,000	113,291
3.05%, 07/08/26 (a)	100,000	112,681
3.70%, 06/26/28 (a)	1,700,000	2,004,028
3.25%, 07/08/29 (a)	500,000	582,510
2.38%, 09/24/29 (a)	150,000	164,910
5.25%, 09/01/35	1,000,000	1,458,810
6.50%, 08/15/37	100,000	162,540
6.20%, 04/15/38	150,000	240,239
3.95%, 06/28/38 (a)	850,000	1,085,790
5.00%, 10/25/40	150,000	218,924
5.63%, 04/15/41	150,000	231,408
4.00%, 04/11/43 (a)	150,000	194,556
4.30%, 04/22/44 (a)	300,000	410,121
3.63%, 12/15/47 (a)	600,000	762,720
4.05%, 06/29/48 (a)	900,000	1,223,037
2.95%, 09/24/49 (a)	350,000	404,421
Western Union Co.
4.25%, 06/09/23 (a)	500,000	541,600
2.85%, 01/10/25 (a)	200,000	215,114
		169,674,767
Consumer Non-Cyclical 4.5%
Abbott Laboratories
2.55%, 03/15/22	300,000	308,172
3.40%, 11/30/23 (a)	850,000	921,587
3.88%, 09/15/25 (a)	100,000	114,658
3.75%, 11/30/26 (a)	558,000	654,155
1.15%, 01/30/28 (a)	250,000	253,805
4.75%, 11/30/36 (a)	750,000	1,029,765
6.00%, 04/01/39	60,000	93,656
5.30%, 05/27/40	250,000	371,222
4.75%, 04/15/43 (a)	250,000	353,595
4.90%, 11/30/46 (a)	1,150,000	1,706,623
AbbVie, Inc.
3.38%, 11/14/21	600,000	615,774
2.15%, 11/19/21	500,000	507,895
3.45%, 03/15/22 (a)	1,000,000	1,030,980
3.25%, 10/01/22 (a)	750,000	781,500
2.90%, 11/06/22	725,000	758,799
3.20%, 11/06/22 (a)	500,000	523,435
2.30%, 11/21/22	1,000,000	1,036,770
2.85%, 05/14/23 (a)	1,200,000	1,263,372
3.75%, 11/14/23 (a)	250,000	272,843
3.85%, 06/15/24 (a)	500,000	551,120
2.60%, 11/21/24 (a)	1,300,000	1,394,198
3.80%, 03/15/25 (a)	250,000	279,278
3.60%, 05/14/25 (a)	1,100,000	1,227,226
3.20%, 05/14/26 (a)	200,000	222,346
2.95%, 11/21/26 (a)	1,275,000	1,413,669
4.25%, 11/14/28 (a)	590,000	708,260
3.20%, 11/21/29 (a)	1,900,000	2,143,105
4.55%, 03/15/35 (a)	690,000	875,141
4.50%, 05/14/35 (a)	1,275,000	1,606,398
4.30%, 05/14/36 (a)	1,200,000	1,486,320
4.05%, 11/21/39 (a)	1,300,000	1,576,783
4.63%, 10/01/42 (a)	100,000	127,476
4.40%, 11/06/42	700,000	878,983
4.85%, 06/15/44 (a)	500,000	663,785
4.75%, 03/15/45 (a)	168,000	220,537
4.70%, 05/14/45 (a)	1,200,000	1,568,232

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 05/14/46 (a)	250,000	319,040
4.88%, 11/14/48 (a)	569,000	776,856
4.25%, 11/21/49 (a)	1,650,000	2,078,851
Adventist Health System
2.95%, 03/01/29 (a)	200,000	217,998
3.63%, 03/01/49 (a)	100,000	114,460
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	200,000	230,308
2.21%, 06/15/30 (a)	250,000	260,368
4.27%, 08/15/48 (a)	89,000	116,930
3.39%, 10/15/49 (a)	300,000	341,964
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	156,189
2.75%, 09/15/29 (a)	350,000	383,029
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	348,202
AHS Hospital Corp.
5.02%, 07/01/45	100,000	137,118
Allina Health System
3.89%, 04/15/49	100,000	115,213
Altria Group, Inc.
3.49%, 02/14/22	200,000	206,864
2.85%, 08/09/22	600,000	623,574
2.95%, 05/02/23	400,000	422,088
4.00%, 01/31/24	550,000	604,818
3.80%, 02/14/24 (a)	350,000	382,396
2.35%, 05/06/25 (a)	200,000	212,454
4.40%, 02/14/26 (a)	250,000	290,105
2.63%, 09/16/26 (a)	150,000	162,053
4.80%, 02/14/29 (a)	1,010,000	1,212,212
3.40%, 05/06/30 (a)	200,000	223,740
5.80%, 02/14/39 (a)	600,000	791,028
4.25%, 08/09/42	550,000	615,846
4.50%, 05/02/43	300,000	348,717
5.38%, 01/31/44	600,000	767,892
3.88%, 09/16/46 (a)	400,000	426,228
5.95%, 02/14/49 (a)	650,000	911,904
4.45%, 05/06/50 (a)	300,000	356,268
6.20%, 02/14/59 (a)	600,000	854,988
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	271,920
3.45%, 12/15/27 (a)	1,000,000	1,140,580
2.80%, 05/15/30 (a)	200,000	218,052
Amgen, Inc.
2.70%, 05/01/22 (a)	300,000	308,232
2.65%, 05/11/22 (a)	400,000	411,940
3.63%, 05/15/22 (a)	500,000	518,145
3.63%, 05/22/24 (a)	650,000	714,181
1.90%, 02/21/25 (a)	250,000	263,230
3.13%, 05/01/25 (a)	250,000	274,475
2.60%, 08/19/26 (a)	700,000	764,862
2.20%, 02/21/27 (a)	250,000	267,618
3.20%, 11/02/27 (a)	150,000	169,116
2.45%, 02/21/30 (a)	500,000	537,960
2.30%, 02/25/31 (a)	475,000	505,490
3.15%, 02/21/40 (a)	700,000	765,947
4.95%, 10/01/41	600,000	807,456
5.15%, 11/15/41 (a)	476,000	661,502
4.40%, 05/01/45 (a)	650,000	825,532
4.56%, 06/15/48 (a)	300,000	396,336
3.38%, 02/21/50 (a)	800,000	895,640
4.66%, 06/15/51 (a)	1,200,000	1,634,988
2.77%, 09/01/53 (a)(c)	722,000	727,198
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,358,412
4.70%, 02/01/36 (a)	1,600,000	2,031,408
4.90%, 02/01/46 (a)	3,050,000	3,988,027
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	566,400
4.70%, 02/01/36 (a)	387,000	485,731
4.00%, 01/17/43	150,000	173,466
4.63%, 02/01/44	400,000	503,428
4.90%, 02/01/46 (a)	550,000	715,660
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	700,000	797,363
4.00%, 04/13/28 (a)	1,050,000	1,238,622
4.75%, 01/23/29 (a)	1,425,000	1,759,661
3.50%, 06/01/30 (a)	650,000	754,409
4.90%, 01/23/31 (a)	750,000	956,212
4.38%, 04/15/38 (a)	125,000	154,590
8.20%, 01/15/39	400,000	688,012
5.45%, 01/23/39 (a)	550,000	746,449
4.35%, 06/01/40 (a)	400,000	492,924
4.95%, 01/15/42	540,000	711,185
3.75%, 07/15/42	250,000	284,925
4.60%, 04/15/48 (a)	800,000	1,014,120
4.44%, 10/06/48 (a)	550,000	685,223
5.55%, 01/23/49 (a)	1,250,000	1,779,462
4.50%, 06/01/50 (a)	1,000,000	1,264,860
4.75%, 04/15/58 (a)	950,000	1,253,667
5.80%, 01/23/59 (a)	650,000	1,000,980
4.60%, 06/01/60 (a)	600,000	773,166
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	900,000	983,502
3.25%, 03/27/30 (a)	400,000	463,076
3.75%, 09/15/47 (a)	150,000	191,762
4.50%, 03/15/49 (a)	150,000	215,639
Ascension Health
2.53%, 11/15/29 (a)	70,000	76,511
3.11%, 11/15/39 (a)	100,000	111,757
3.95%, 11/15/46	650,000	839,585
AstraZeneca PLC
2.38%, 06/12/22 (a)	750,000	771,682
3.50%, 08/17/23 (a)	500,000	539,545
3.38%, 11/16/25	300,000	337,608
0.70%, 04/08/26 (a)	200,000	199,058
1.38%, 08/06/30 (a)	450,000	445,284
6.45%, 09/15/37	1,350,000	2,081,308
4.00%, 09/18/42	150,000	187,236
4.38%, 11/16/45	250,000	333,128
4.38%, 08/17/48 (a)	250,000	337,715
2.13%, 08/06/50 (a)	500,000	470,175
Banner Health
2.34%, 01/01/30 (a)	350,000	369,001
2.91%, 01/01/51 (a)	250,000	263,723
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,550,000	1,604,885
3.22%, 08/15/24 (a)	650,000	704,743
2.79%, 09/06/24 (a)	300,000	321,066
3.22%, 09/06/26 (a)	300,000	330,849
4.70%, 04/02/27 (a)	500,000	590,335
3.56%, 08/15/27 (a)	1,350,000	1,507,518
2.26%, 03/25/28 (a)	100,000	103,528
3.46%, 09/06/29 (a)	150,000	165,926
4.91%, 04/02/30 (a)	350,000	423,797
2.73%, 03/25/31 (a)	250,000	259,148
4.39%, 08/15/37 (a)	350,000	392,829
3.73%, 09/25/40 (a)	400,000	418,644
4.54%, 08/15/47 (a)	350,000	390,285

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.76%, 09/06/49 (a)	400,000	462,420
5.28%, 04/02/50 (a)	200,000	248,010
3.98%, 09/25/50 (a)	400,000	417,636
BAT International Finance PLC
1.67%, 03/25/26 (a)	100,000	102,658
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	339,252
5.25%, 06/23/45 (a)	198,000	274,844
Baxter International, Inc.
3.95%, 04/01/30 (a)(c)	250,000	299,310
1.73%, 04/01/31 (a)(c)	250,000	252,768
3.50%, 08/15/46 (a)	250,000	285,888
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	494,640
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	981,000	1,013,226
3.73%, 12/15/24 (a)	1,000,000	1,107,940
3.70%, 06/06/27 (a)	181,000	207,685
2.82%, 05/20/30 (a)	250,000	275,278
4.69%, 12/15/44 (a)	400,000	518,656
4.67%, 06/06/47 (a)	500,000	657,140
3.79%, 05/20/50 (a)	250,000	298,153
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,146,750
2.25%, 05/01/30 (a)	500,000	521,005
5.20%, 09/15/45 (a)	700,000	941,521
3.15%, 05/01/50 (a)	450,000	466,366
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	113,503
2.10%, 06/01/31 (a)	150,000	151,728
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	379,512
3.85%, 05/15/25	200,000	225,710
3.75%, 03/01/26 (a)	250,000	283,915
4.00%, 03/01/28 (a)	200,000	236,226
4.00%, 03/01/29 (a)	300,000	353,490
2.65%, 06/01/30 (a)	500,000	536,965
7.00%, 11/15/35 (f)(g)	150,000	220,565
4.55%, 03/01/39 (a)	75,000	96,413
7.38%, 01/15/40	50,000	79,497
4.70%, 03/01/49 (a)	350,000	480,182
Bristol-Myers Squibb Co.
2.60%, 05/16/22	820,000	846,265
3.25%, 08/15/22	350,000	366,758
3.55%, 08/15/22	600,000	631,392
2.75%, 02/15/23 (a)	500,000	524,585
3.25%, 02/20/23 (a)	200,000	211,972
4.00%, 08/15/23	300,000	328,731
0.54%, 11/13/23 (a)	500,000	500,955
3.63%, 05/15/24 (a)	1,000,000	1,097,320
2.90%, 07/26/24 (a)	1,150,000	1,248,451
3.88%, 08/15/25 (a)	700,000	798,924
0.75%, 11/13/25 (a)	250,000	252,093
3.20%, 06/15/26 (a)	1,000,000	1,126,560
3.25%, 02/27/27	250,000	283,445
3.45%, 11/15/27 (a)	600,000	692,544
3.90%, 02/20/28 (a)	350,000	415,905
3.40%, 07/26/29 (a)	1,325,000	1,542,724
1.45%, 11/13/30 (a)	100,000	100,535
4.13%, 06/15/39 (a)	250,000	321,460
2.35%, 11/13/40 (a)	300,000	307,842
3.25%, 08/01/42	350,000	403,875
5.25%, 08/15/43	250,000	360,470
4.50%, 03/01/44 (a)	100,000	139,141
5.00%, 08/15/45 (a)	600,000	868,014
4.35%, 11/15/47 (a)	600,000	812,046
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 02/20/48 (a)	500,000	697,140
4.25%, 10/26/49 (a)	1,300,000	1,761,279
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	371,688
4.50%, 07/15/45 (a)	150,000	203,727
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	259,655
3.75%, 09/25/27 (a)	600,000	687,720
Campbell Soup Co.
2.50%, 08/02/22	350,000	361,550
3.95%, 03/15/25 (a)	250,000	282,125
4.15%, 03/15/28 (a)	650,000	765,147
2.38%, 04/24/30 (a)	250,000	264,253
4.80%, 03/15/48 (a)	100,000	133,742
3.13%, 04/24/50 (a)	300,000	319,251
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	885,220
3.75%, 09/15/25 (a)	250,000	282,665
3.41%, 06/15/27 (a)	400,000	452,020
4.60%, 03/15/43	100,000	119,631
4.50%, 11/15/44 (a)	150,000	175,272
4.90%, 09/15/45 (a)	400,000	498,676
4.37%, 06/15/47 (a)	100,000	117,885
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	250,000	263,685
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	243,835
Children's Hospital
2.93%, 07/15/50 (a)	150,000	147,432
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	129,326
2.59%, 02/01/50 (a)	120,000	121,709
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	189,009
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	553,940
Cigna Corp.
3.90%, 02/15/22	194,000	201,622
3.05%, 11/30/22 (a)	39,000	40,841
3.00%, 07/15/23 (a)	485,000	513,988
3.75%, 07/15/23 (a)	1,000,000	1,080,590
3.25%, 04/15/25 (a)	300,000	330,048
4.13%, 11/15/25 (a)	750,000	863,917
4.50%, 02/25/26 (a)	485,000	567,911
3.40%, 03/01/27 (a)	635,000	718,445
3.05%, 10/15/27 (a)	291,000	325,204
4.38%, 10/15/28 (a)	1,300,000	1,572,077
2.40%, 03/15/30 (a)	500,000	532,915
4.80%, 08/15/38 (a)	500,000	651,970
3.20%, 03/15/40 (a)	250,000	276,005
6.13%, 11/15/41	145,000	215,982
4.80%, 07/15/46 (a)	630,000	838,278
3.88%, 10/15/47 (a)	339,000	403,461
4.90%, 12/15/48 (a)	850,000	1,172,507
3.40%, 03/15/50 (a)	400,000	450,716
City of Hope
5.62%, 11/15/43	195,000	279,807
Cleveland Clinic Foundation
4.86%, 01/01/14	350,000	501,039
Clorox Co.
3.05%, 09/15/22 (a)	200,000	207,990
3.10%, 10/01/27 (a)	100,000	112,901
3.90%, 05/15/28 (a)	550,000	647,999

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Coca-Cola Co.
2.50%, 04/01/23	250,000	262,825
3.20%, 11/01/23	1,450,000	1,573,177
1.75%, 09/06/24	300,000	314,652
2.95%, 03/25/25	500,000	551,540
2.88%, 10/27/25	250,000	278,083
2.55%, 06/01/26	300,000	328,719
3.38%, 03/25/27	400,000	459,140
2.90%, 05/25/27	150,000	167,844
1.45%, 06/01/27	250,000	258,405
1.00%, 03/15/28	400,000	401,136
2.13%, 09/06/29	300,000	320,892
3.45%, 03/25/30	700,000	825,706
1.65%, 06/01/30	250,000	257,098
1.38%, 03/15/31	400,000	399,896
4.20%, 03/25/50	300,000	419,442
2.60%, 06/01/50	700,000	739,830
2.50%, 03/15/51	200,000	207,182
2.75%, 06/01/60	300,000	324,627
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	166,973
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	800,000	867,816
1.85%, 09/01/32 (a)	250,000	252,240
5.25%, 11/26/43	200,000	282,214
Colgate-Palmolive Co.
2.10%, 05/01/23	460,000	479,844
3.25%, 03/15/24	500,000	545,965
3.70%, 08/01/47 (a)	277,000	363,122
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	268,808
3.35%, 10/01/29 (a)	300,000	331,323
4.35%, 11/01/42	300,000	354,561
3.82%, 10/01/49 (a)	250,000	283,080
4.19%, 10/01/49 (a)	300,000	353,928
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	254,208
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	174,000	183,145
4.30%, 05/01/24 (a)	360,000	403,301
4.60%, 11/01/25 (a)	350,000	412,401
1.38%, 11/01/27 (a)	400,000	404,172
4.85%, 11/01/28 (a)	500,000	622,540
8.25%, 09/15/30	100,000	151,369
5.30%, 11/01/38 (a)	350,000	471,058
5.40%, 11/01/48 (a)	350,000	501,525
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	370,352
4.25%, 05/01/23	500,000	545,315
4.75%, 11/15/24	250,000	287,348
4.40%, 11/15/25 (a)	350,000	407,449
4.75%, 12/01/25	200,000	237,232
3.70%, 12/06/26 (a)	200,000	229,502
4.65%, 11/15/28 (a)	250,000	304,140
3.15%, 08/01/29 (a)	250,000	278,648
2.88%, 05/01/30 (a)	550,000	604,208
4.50%, 05/09/47 (a)	175,000	222,597
4.10%, 02/15/48 (a)	150,000	183,359
5.25%, 11/15/48 (a)	200,000	283,270
CVS Health Corp.
3.50%, 07/20/22 (a)	550,000	574,370
2.75%, 12/01/22 (a)	500,000	519,950
3.70%, 03/09/23 (a)	1,766,000	1,889,461
3.38%, 08/12/24 (a)	650,000	710,164
2.63%, 08/15/24 (a)	300,000	321,537
4.10%, 03/25/25 (a)	600,000	680,844
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 07/20/25 (a)	950,000	1,076,682
2.88%, 06/01/26 (a)	900,000	989,892
3.00%, 08/15/26 (a)	250,000	277,085
3.63%, 04/01/27 (a)	300,000	341,994
1.30%, 08/21/27 (a)	100,000	100,706
4.30%, 03/25/28 (a)	2,870,000	3,404,738
3.25%, 08/15/29 (a)	250,000	281,878
3.75%, 04/01/30 (a)	400,000	466,924
1.75%, 08/21/30 (a)	100,000	100,550
4.88%, 07/20/35 (a)	250,000	325,345
4.78%, 03/25/38 (a)	1,525,000	1,933,837
6.13%, 09/15/39	150,000	217,427
4.13%, 04/01/40 (a)	450,000	540,135
2.70%, 08/21/40 (a)	600,000	609,468
5.30%, 12/05/43 (a)	600,000	815,802
5.13%, 07/20/45 (a)	950,000	1,278,481
5.05%, 03/25/48 (a)	2,600,000	3,518,710
4.25%, 04/01/50 (a)	300,000	375,699
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	167,465
2.60%, 10/01/50 (a)	250,000	259,545
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	250,000	295,045
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	223,124
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	257,788
2.20%, 11/15/24 (a)	400,000	424,404
2.60%, 11/15/29 (a)	250,000	273,678
3.25%, 11/15/39 (a)	350,000	399,161
3.40%, 11/15/49 (a)	350,000	416,083
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	261,888
2.13%, 10/24/24 (a)	450,000	474,853
1.38%, 09/29/25 (a)	300,000	308,499
3.88%, 05/18/28 (a)	450,000	529,321
2.38%, 10/24/29 (a)	200,000	215,154
2.00%, 04/29/30 (a)	250,000	260,990
2.13%, 04/29/32 (a)	250,000	263,913
5.88%, 09/30/36	600,000	876,216
3.88%, 04/29/43 (a)	50,000	62,746
Diageo Investment Corp.
2.88%, 05/11/22	262,000	271,052
4.25%, 05/11/42	100,000	128,876
Dignity Health
3.13%, 11/01/22	250,000	260,225
5.27%, 11/01/64	150,000	204,711
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	251,102
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	296,450
Eli Lilly and Co.
2.35%, 05/15/22	350,000	359,835
2.75%, 06/01/25 (a)	110,000	120,280
3.10%, 05/15/27 (a)	250,000	281,370
3.38%, 03/15/29 (a)	350,000	407,092
3.88%, 03/15/39 (a)	250,000	314,843
3.95%, 05/15/47 (a)	100,000	129,296
3.95%, 03/15/49 (a)	500,000	655,685
2.25%, 05/15/50 (a)	850,000	837,862
4.15%, 03/15/59 (a)	400,000	551,800
2.50%, 09/15/60 (a)	250,000	252,193
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	52,836
2.38%, 12/01/29 (a)	200,000	216,624

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 04/15/30 (a)	250,000	276,020
4.38%, 06/15/45 (a)	150,000	200,849
4.15%, 03/15/47 (a)	600,000	794,268
3.13%, 12/01/49 (a)	200,000	231,998
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	259,630
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	187,947
3.50%, 01/16/50 (a)	1,050,000	1,173,406
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	155,873
3.70%, 10/17/23 (a)	166,000	180,728
4.00%, 04/17/25 (a)	950,000	1,075,371
3.20%, 02/10/27 (a)	300,000	337,113
4.20%, 04/17/28 (a)	325,000	389,961
2.88%, 04/15/30 (a)	350,000	388,741
4.55%, 04/17/38 (a)	400,000	518,328
5.40%, 06/15/40	100,000	142,959
4.70%, 04/17/48 (a)	250,000	351,705
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	350,000	359,369
1.95%, 03/01/22 (a)	200,000	203,488
3.25%, 09/01/22 (a)	450,000	469,746
2.50%, 09/01/23 (a)	600,000	631,404
0.75%, 09/29/23 (a)	750,000	752,175
3.70%, 04/01/24 (a)	700,000	765,394
3.50%, 02/01/25 (a)	600,000	664,140
3.65%, 03/01/26 (a)	700,000	794,402
2.95%, 03/01/27 (a)	100,000	110,505
1.20%, 10/01/27 (a)	250,000	252,100
4.60%, 09/01/35 (a)	500,000	645,785
4.00%, 09/01/36 (a)	300,000	364,983
5.65%, 12/01/41 (a)	200,000	290,348
4.80%, 04/01/44 (a)	600,000	794,520
4.50%, 02/01/45 (a)	350,000	448,549
4.75%, 03/01/46 (a)	950,000	1,264,165
4.15%, 03/01/47 (a)	825,000	1,010,971
2.80%, 10/01/50 (a)	500,000	501,070
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	590,000	610,408
2.88%, 06/01/22 (a)	550,000	569,101
3.00%, 06/01/24 (a)	300,000	324,447
3.38%, 06/01/29 (a)	650,000	756,873
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	105,488
3.38%, 05/15/23	250,000	267,895
3.63%, 05/15/25	1,000,000	1,127,420
3.88%, 05/15/28	500,000	595,875
5.38%, 04/15/34	180,000	257,638
6.38%, 05/15/38	950,000	1,507,973
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	251,470
4.21%, 07/01/48 (a)	150,000	192,231
4.50%, 07/01/57 (a)	150,000	201,018
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	158,357
Hasbro, Inc.
2.60%, 11/19/22	200,000	207,568
3.00%, 11/19/24 (a)	200,000	217,024
3.55%, 11/19/26 (a)	250,000	279,388
3.50%, 09/15/27 (a)	100,000	110,494
3.90%, 11/19/29 (a)	200,000	227,324
6.35%, 03/15/40	200,000	260,358
5.10%, 05/15/44 (a)	100,000	114,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HCA, Inc.
4.75%, 05/01/23	450,000	491,341
5.00%, 03/15/24	1,000,000	1,125,870
5.25%, 04/15/25	500,000	584,815
5.25%, 06/15/26 (a)	250,000	296,380
4.50%, 02/15/27 (a)	500,000	582,325
4.13%, 06/15/29 (a)	550,000	639,160
5.13%, 06/15/39 (a)	300,000	384,693
5.50%, 06/15/47 (a)	700,000	939,981
5.25%, 06/15/49 (a)	850,000	1,123,496
Hershey Co.
0.90%, 06/01/25 (a)	250,000	254,288
2.30%, 08/15/26 (a)	710,000	772,011
2.45%, 11/15/29 (a)	100,000	109,709
3.13%, 11/15/49 (a)	150,000	172,092
2.65%, 06/01/50 (a)	300,000	316,386
Hormel Foods Corp.
1.80%, 06/11/30 (a)	250,000	258,940
Hospital Special Surgery
Series 2020
2.67%, 10/01/50 (a)	250,000	244,755
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	200,000	260,630
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	240,000	303,754
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	167,291
2.90%, 06/01/30 (a)	250,000	276,160
3.90%, 06/01/50 (a)	100,000	120,116
Integris Baptist Medical Center, Inc.
Series A
3.88%, 08/15/50 (a)	300,000	352,254
JM Smucker Co.
3.50%, 03/15/25	500,000	557,750
2.38%, 03/15/30 (a)	200,000	212,680
4.25%, 03/15/35	250,000	308,873
4.38%, 03/15/45	250,000	315,505
3.55%, 03/15/50 (a)	100,000	114,115
Johnson & Johnson
2.45%, 12/05/21	100,000	102,056
2.25%, 03/03/22 (a)	350,000	357,696
2.05%, 03/01/23 (a)	100,000	103,584
3.38%, 12/05/23	500,000	546,640
2.63%, 01/15/25 (a)	320,000	346,672
0.55%, 09/01/25 (a)	350,000	351,767
2.45%, 03/01/26 (a)	450,000	490,095
2.95%, 03/03/27 (a)	1,600,000	1,796,896
0.95%, 09/01/27 (a)	350,000	351,890
2.90%, 01/15/28 (a)	100,000	113,060
1.30%, 09/01/30 (a)	350,000	352,562
3.55%, 03/01/36 (a)	117,000	143,711
3.63%, 03/03/37 (a)	500,000	615,230
3.40%, 01/15/38 (a)	1,250,000	1,507,925
5.85%, 07/15/38	382,000	594,388
2.10%, 09/01/40 (a)	400,000	404,652
4.50%, 09/01/40	50,000	68,649
4.85%, 05/15/41	150,000	211,605
4.50%, 12/05/43 (a)	200,000	281,564
3.70%, 03/01/46 (a)	925,000	1,184,490
3.75%, 03/03/47 (a)	200,000	259,752
2.25%, 09/01/50 (a)	400,000	406,456
2.45%, 09/01/60 (a)	400,000	417,016
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	847,965
4.88%, 04/01/42	50,000	68,591

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 05/01/47 (a)	125,000	162,475
3.27%, 11/01/49 (a)	550,000	630,217
Kellogg Co.
2.65%, 12/01/23	350,000	373,464
4.30%, 05/15/28 (a)	750,000	900,187
2.10%, 06/01/30 (a)	250,000	263,130
4.50%, 04/01/46	231,000	302,044
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	450,000	489,352
3.13%, 12/15/23 (a)	250,000	268,693
4.42%, 05/25/25 (a)	800,000	922,872
3.40%, 11/15/25 (a)	200,000	224,678
2.55%, 09/15/26 (a)	150,000	164,117
3.43%, 06/15/27 (a)	150,000	170,835
4.60%, 05/25/28 (a)	500,000	610,515
3.20%, 05/01/30 (a)	300,000	340,791
4.99%, 05/25/38 (a)	200,000	267,944
4.50%, 11/15/45 (a)	150,000	192,957
4.42%, 12/15/46 (a)	250,000	319,618
5.09%, 05/25/48 (a)	150,000	211,992
3.80%, 05/01/50 (a)	250,000	300,300
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	262,698
1.05%, 09/15/27 (a)	250,000	253,990
3.95%, 11/01/28 (a)	200,000	240,710
3.20%, 04/25/29 (a)	600,000	691,794
3.10%, 03/26/30 (a)	200,000	230,524
6.63%, 08/01/37	100,000	164,490
5.30%, 03/01/41	450,000	657,832
3.20%, 07/30/46 (a)	100,000	118,783
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	73,000	108,242
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	340,069
5.00%, 03/15/42	200,000	270,248
Kroger Co.
2.80%, 08/01/22 (a)	500,000	518,280
4.00%, 02/01/24 (a)	450,000	494,181
2.65%, 10/15/26 (a)	100,000	109,848
4.50%, 01/15/29 (a)	200,000	246,084
2.20%, 05/01/30 (a)	550,000	579,452
7.50%, 04/01/31	100,000	147,902
6.90%, 04/15/38	90,000	137,488
5.40%, 07/15/40 (a)	500,000	680,140
5.15%, 08/01/43 (a)	67,000	92,610
3.88%, 10/15/46 (a)	200,000	237,228
4.45%, 02/01/47 (a)	350,000	446,407
4.65%, 01/15/48 (a)	200,000	263,284
5.40%, 01/15/49 (a)	200,000	290,820
3.95%, 01/15/50 (a)	320,000	388,867
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,360,512
2.30%, 12/01/24 (a)	200,000	212,538
3.60%, 02/01/25 (a)	150,000	165,971
2.95%, 12/01/29 (a)	100,000	110,792
4.70%, 02/01/45 (a)	300,000	393,891
Mayo Clinic
3.77%, 11/15/43	100,000	121,914
4.13%, 11/15/52	250,000	330,000
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	300,000	310,761
3.15%, 08/15/24 (a)	200,000	217,476
3.40%, 08/15/27 (a)	350,000	396,406
2.50%, 04/15/30 (a)	200,000	214,464
4.20%, 08/15/47 (a)	150,000	192,384
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	259,745
3.80%, 03/15/24 (a)	500,000	548,565
0.90%, 12/03/25 (a)	250,000	251,413
3.95%, 02/16/28 (a)	300,000	350,616
4.75%, 05/30/29 (a)	200,000	246,448
6.00%, 03/01/41 (a)	150,000	210,282
4.88%, 03/15/44 (a)	69,000	86,780
McLaren Health Care Corp.
Series A
4.39%, 05/15/48 (a)	100,000	129,950
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	346,392
5.90%, 11/01/39	150,000	222,861
4.60%, 06/01/44 (a)	250,000	333,613
MedStar Health, Inc.
3.63%, 08/15/49	100,000	114,720
Medtronic, Inc.
3.50%, 03/15/25	648,000	726,784
4.38%, 03/15/35	800,000	1,080,480
4.63%, 03/15/45	750,000	1,070,947
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	41,301
4.13%, 07/01/52	300,000	397,659
4.20%, 07/01/55	400,000	537,584
Merck & Co., Inc.
2.35%, 02/10/22	400,000	409,204
2.80%, 05/18/23	800,000	847,872
2.75%, 02/10/25 (a)	1,700,000	1,851,351
0.75%, 02/24/26 (a)	100,000	101,084
3.40%, 03/07/29 (a)	500,000	582,195
1.45%, 06/24/30 (a)	450,000	455,809
6.50%, 12/01/33 (g)	250,000	389,895
3.90%, 03/07/39 (a)	350,000	444,853
2.35%, 06/24/40 (a)	450,000	467,752
3.60%, 09/15/42 (a)	200,000	247,742
4.15%, 05/18/43	450,000	591,228
3.70%, 02/10/45 (a)	700,000	874,496
4.00%, 03/07/49 (a)	600,000	797,736
2.45%, 06/24/50 (a)	250,000	259,318
Methodist Hospital
Series 20A
2.71%, 12/01/50 (a)	250,000	257,158
Molson Coors Beverage Co.
3.50%, 05/01/22	200,000	208,190
3.00%, 07/15/26 (a)	590,000	647,820
5.00%, 05/01/42	350,000	439,050
4.20%, 07/15/46 (a)	600,000	690,540
Mondelez International, Inc.
0.63%, 07/01/22	175,000	175,865
2.13%, 04/13/23 (a)	50,000	51,896
1.50%, 05/04/25 (a)	300,000	310,536
3.63%, 02/13/26 (a)	200,000	227,426
4.13%, 05/07/28 (a)	300,000	356,982
2.75%, 04/13/30 (a)	425,000	467,351
1.50%, 02/04/31 (a)	250,000	247,428
1.88%, 10/15/32 (a)	250,000	253,720
2.63%, 09/04/50 (a)	400,000	404,160
Montefiore Obligated Group
4.29%, 09/01/50	300,000	329,157
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	350,000	397,946
3.39%, 07/01/50 (a)	250,000	269,883
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	156,326

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	218,750
4.55%, 04/15/28 (a)	350,000	417,837
5.40%, 11/29/43 (a)	250,000	332,040
5.20%, 04/15/48 (a)	250,000	330,633
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	244,590
4.02%, 08/01/45	100,000	125,644
4.06%, 08/01/56	50,000	65,244
2.61%, 08/01/60 (a)	250,000	246,930
3.95%, 08/01/19 (a)	450,000	521,136
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	231,328
4.26%, 11/01/47 (a)	300,000	361,029
3.81%, 11/01/49 (a)	150,000	172,304
Novartis Capital Corp.
2.40%, 09/21/22	650,000	674,849
3.40%, 05/06/24	350,000	384,632
1.75%, 02/14/25 (a)	350,000	367,272
3.00%, 11/20/25 (a)	750,000	831,405
2.00%, 02/14/27 (a)	390,000	416,383
3.10%, 05/17/27 (a)	750,000	844,245
2.20%, 08/14/30 (a)	500,000	538,435
4.40%, 05/06/44	625,000	863,606
4.00%, 11/20/45 (a)	500,000	657,610
2.75%, 08/14/50 (a)	450,000	496,503
NYU Langone Hospitals
5.75%, 07/01/43	200,000	283,422
4.78%, 07/01/44	350,000	442,186
4.37%, 07/01/47 (a)	130,000	158,322
3.38%, 07/01/55 (a)	200,000	213,836
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	121,202
3.33%, 10/01/50 (a)	250,000	276,033
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	250,000	297,875
3.19%, 07/01/49 (a)	100,000	111,633
4.12%, 07/01/55	150,000	194,231
3.34%, 07/01/60 (a)	250,000	287,310
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	100,000	135,849
3.22%, 11/15/50 (a)	250,000	271,740
PepsiCo, Inc.
2.75%, 03/05/22	800,000	823,360
2.25%, 05/02/22 (a)	200,000	205,044
2.75%, 03/01/23	500,000	527,320
0.75%, 05/01/23	200,000	202,896
0.40%, 10/07/23	200,000	201,094
3.60%, 03/01/24 (a)	850,000	929,560
2.75%, 04/30/25 (a)	300,000	326,838
3.50%, 07/17/25 (a)	100,000	112,436
2.38%, 10/06/26 (a)	250,000	272,543
2.63%, 03/19/27 (a)	200,000	220,262
3.00%, 10/15/27 (a)	500,000	564,320
2.63%, 07/29/29 (a)	550,000	608,822
2.75%, 03/19/30 (a)	400,000	447,904
1.63%, 05/01/30 (a)	225,000	231,174
1.40%, 02/25/31 (a)	200,000	201,532
3.50%, 03/19/40 (a)	500,000	604,560
4.00%, 03/05/42	250,000	324,858
3.60%, 08/13/42	145,000	177,457
4.60%, 07/17/45 (a)	875,000	1,229,734
4.45%, 04/14/46 (a)	500,000	699,110
3.45%, 10/06/46 (a)	1,000,000	1,209,010
3.38%, 07/29/49 (a)	350,000	425,232
2.88%, 10/15/49 (a)	250,000	280,455
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 03/19/50 (a)	450,000	571,576
3.88%, 03/19/60 (a)	300,000	403,245
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	282,178
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	300,000	330,045
4.38%, 03/15/26 (a)	200,000	226,848
3.15%, 06/15/30 (a)	250,000	268,250
4.90%, 12/15/44 (a)	250,000	280,713
Pfizer, Inc.
2.20%, 12/15/21	350,000	356,604
2.80%, 03/11/22	96,000	98,904
3.00%, 06/15/23	500,000	533,205
3.20%, 09/15/23 (a)	500,000	538,815
2.95%, 03/15/24 (a)	268,000	289,311
3.40%, 05/15/24	250,000	275,150
0.80%, 05/28/25 (a)	500,000	507,820
2.75%, 06/03/26	800,000	885,416
3.00%, 12/15/26	300,000	338,847
3.60%, 09/15/28 (a)	250,000	295,093
3.45%, 03/15/29 (a)	500,000	584,655
2.63%, 04/01/30 (a)	500,000	555,415
1.70%, 05/28/30 (a)	250,000	258,925
4.00%, 12/15/36	250,000	317,990
4.10%, 09/15/38 (a)	200,000	256,596
3.90%, 03/15/39 (a)	250,000	313,330
7.20%, 03/15/39	650,000	1,121,666
2.55%, 05/28/40 (a)	250,000	266,710
5.60%, 09/15/40	200,000	296,476
4.30%, 06/15/43	150,000	198,570
4.40%, 05/15/44	850,000	1,150,730
4.13%, 12/15/46	1,000,000	1,324,550
4.20%, 09/15/48 (a)	300,000	403,488
4.00%, 03/15/49 (a)	150,000	197,553
2.70%, 05/28/50 (a)	250,000	269,175
Pharmacia LLC
6.60%, 12/01/28	500,000	696,475
Philip Morris International, Inc.
2.63%, 02/18/22 (a)	200,000	204,900
2.38%, 08/17/22 (a)	500,000	515,820
2.50%, 08/22/22	250,000	259,580
2.50%, 11/02/22 (a)	250,000	259,743
2.63%, 03/06/23	150,000	157,619
2.13%, 05/10/23 (a)	500,000	519,940
2.88%, 05/01/24 (a)	200,000	215,308
1.50%, 05/01/25 (a)	200,000	207,338
2.75%, 02/25/26 (a)	230,000	251,222
0.88%, 05/01/26 (a)	250,000	250,768
3.13%, 03/02/28 (a)	650,000	731,302
3.38%, 08/15/29 (a)	250,000	287,000
2.10%, 05/01/30 (a)	250,000	260,688
6.38%, 05/16/38	650,000	993,733
4.38%, 11/15/41	250,000	314,918
4.50%, 03/20/42	250,000	319,208
3.88%, 08/21/42	250,000	296,495
4.13%, 03/04/43	250,000	307,308
4.88%, 11/15/43	375,000	503,340
4.25%, 11/10/44	400,000	505,232
Procter & Gamble Co.
2.30%, 02/06/22	581,000	594,247
2.15%, 08/11/22	500,000	515,675
2.70%, 02/02/26	500,000	554,975
2.45%, 11/03/26	350,000	386,788
2.80%, 03/25/27	200,000	223,120
3.00%, 03/25/30	500,000	576,430
3.55%, 03/25/40	300,000	374,052

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 10/25/47	650,000	844,168
3.60%, 03/25/50	450,000	605,866
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	350,000	375,812
3.74%, 10/01/47	112,000	132,151
3.93%, 10/01/48 (a)	200,000	243,370
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	334,164
4.20%, 06/30/29 (a)	100,000	119,080
2.95%, 06/30/30 (a)	300,000	331,320
2.80%, 06/30/31 (a)	300,000	329,661
4.70%, 03/30/45 (a)	300,000	381,711
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	444,136
2.80%, 09/15/50 (a)	250,000	242,950
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	856,102
5.70%, 08/15/35 (a)	200,000	255,760
7.25%, 06/15/37	375,000	517,714
6.15%, 09/15/43	500,000	655,085
5.85%, 08/15/45 (a)	1,250,000	1,598,175
Royalty Pharma PLC
0.75%, 09/02/23 (c)	350,000	351,907
1.20%, 09/02/25 (a)(c)	350,000	355,936
1.75%, 09/02/27 (a)(c)	450,000	463,527
2.20%, 09/02/30 (a)(c)	450,000	462,627
3.30%, 09/02/40 (a)(c)	450,000	475,501
3.55%, 09/02/50 (a)(c)	450,000	480,861
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	176,886
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	200,000	242,792
Sanofi
3.38%, 06/19/23 (a)	350,000	375,963
3.63%, 06/19/28 (a)	250,000	292,318
Sharp HealthCare
2.68%, 08/01/50 (a)	250,000	254,390
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	1,400,000	1,484,476
3.20%, 09/23/26 (a)	900,000	1,008,216
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	254,793
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	114,782
SSM Health Care Corp.
3.69%, 06/01/23 (a)	200,000	214,110
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	251,454
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	163,601
3.50%, 03/15/26 (a)	790,000	897,156
3.65%, 03/07/28 (a)	150,000	173,541
1.95%, 06/15/30 (a)	500,000	515,515
4.38%, 05/15/44 (a)	100,000	125,127
4.63%, 03/15/46 (a)	400,000	537,724
2.90%, 06/15/50 (a)	300,000	319,779
Sutter Health
1.32%, 08/15/25 (a)	150,000	153,053
4.09%, 08/15/48 (a)	100,000	122,629
Sysco Corp.
3.55%, 03/15/25 (a)	600,000	668,442
3.75%, 10/01/25 (a)	500,000	563,975
3.30%, 07/15/26 (a)	250,000	278,490
3.25%, 07/15/27 (a)	200,000	223,492
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 02/15/30 (a)	200,000	208,894
5.95%, 04/01/30 (a)	400,000	526,428
6.60%, 04/01/40 (a)	200,000	293,684
4.85%, 10/01/45 (a)	225,000	286,225
4.50%, 04/01/46 (a)	200,000	244,424
4.45%, 03/15/48 (a)	100,000	122,383
3.30%, 02/15/50 (a)	300,000	315,750
6.60%, 04/01/50 (a)	550,000	848,243
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	650,000	668,707
4.40%, 11/26/23 (a)	250,000	277,108
5.00%, 11/26/28 (a)	400,000	497,456
2.05%, 03/31/30 (a)	700,000	716,163
3.03%, 07/09/40 (a)	550,000	582,241
3.18%, 07/09/50 (a)	600,000	640,788
3.38%, 07/09/60 (a)	300,000	332,850
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	237,848
4.33%, 11/15/55	100,000	135,241
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	500,000	527,270
4.15%, 02/01/24 (a)	800,000	884,520
4.13%, 03/25/25 (a)	300,000	341,661
3.20%, 08/15/27 (a)	332,000	373,895
2.60%, 10/01/29 (a)	250,000	274,418
4.50%, 03/25/30 (a)	300,000	374,943
5.30%, 02/01/44 (a)	200,000	293,080
4.10%, 08/15/47 (a)	250,000	334,567
Toledo Hospital
5.33%, 11/15/28	75,000	87,432
5.75%, 11/15/38 (a)	275,000	328,702
Trinity Health Corp.
4.13%, 12/01/45	225,000	276,669
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	262,283
3.90%, 09/28/23 (a)	150,000	163,874
3.95%, 08/15/24 (a)	150,000	167,166
4.00%, 03/01/26 (a)	250,000	288,130
3.55%, 06/02/27 (a)	350,000	400,036
4.35%, 03/01/29 (a)	260,000	316,254
4.88%, 08/15/34 (a)	800,000	1,059,504
5.15%, 08/15/44 (a)	125,000	173,344
4.55%, 06/02/47 (a)	400,000	530,540
5.10%, 09/28/48 (a)	210,000	301,606
Unilever Capital Corp.
3.00%, 03/07/22	250,000	258,060
2.20%, 05/05/22 (a)	250,000	256,163
0.38%, 09/14/23	250,000	250,725
3.25%, 03/07/24 (a)	200,000	217,172
2.60%, 05/05/24 (a)	450,000	480,262
2.00%, 07/28/26	500,000	534,270
2.90%, 05/05/27 (a)	200,000	222,974
3.50%, 03/22/28 (a)	550,000	640,348
2.13%, 09/06/29 (a)	400,000	428,772
1.38%, 09/14/30 (a)	450,000	452,866
5.90%, 11/15/32	300,000	441,663
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	225,000	234,101
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	916,320
5.25%, 06/15/46 (a)	300,000	394,383
Viatris, Inc.
1.65%, 06/22/25 (a)(c)	350,000	362,365
2.30%, 06/22/27 (a)(c)	250,000	265,908
2.70%, 06/22/30 (a)(c)	400,000	424,900

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 06/22/40 (a)(c)	650,000	733,122
4.00%, 06/22/50 (a)(c)	700,000	802,382
Whirlpool Corp.
4.00%, 03/01/24	100,000	110,248
3.70%, 05/01/25	100,000	111,522
4.75%, 02/26/29 (a)	250,000	306,080
4.50%, 06/01/46 (a)	150,000	187,248
4.60%, 05/15/50 (a)	300,000	391,476
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	200,051
Wyeth LLC
6.50%, 02/01/34	200,000	311,698
6.00%, 02/15/36	150,000	224,799
5.95%, 04/01/37	500,000	754,975
Yale-New Haven Health Services Corp.
Series 2020
2.50%, 07/01/50 (a)	250,000	244,745
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	250,000	257,200
3.70%, 03/19/23 (a)	100,000	106,627
3.55%, 04/01/25 (a)	600,000	663,942
3.05%, 01/15/26 (a)	350,000	386,827
3.55%, 03/20/30 (a)	300,000	340,191
4.45%, 08/15/45 (a)	299,000	351,364
Zoetis, Inc.
3.25%, 02/01/23 (a)	350,000	368,574
3.00%, 09/12/27 (a)	500,000	560,515
3.90%, 08/20/28 (a)	620,000	732,697
2.00%, 05/15/30 (a)	200,000	207,452
4.70%, 02/01/43 (a)	300,000	411,924
4.45%, 08/20/48 (a)	150,000	200,645
3.00%, 05/15/50 (a)	300,000	332,622
		391,728,215
Energy 2.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	418,164
3.34%, 12/15/27 (a)	650,000	732,062
3.14%, 11/07/29 (a)	200,000	220,190
4.49%, 05/01/30 (a)	150,000	180,776
4.08%, 12/15/47 (a)	725,000	831,205
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	199,799
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	369,385
4.45%, 07/15/27 (a)	450,000	509,773
3.40%, 02/15/31 (a)	250,000	261,785
BP Capital Markets America, Inc.
3.25%, 05/06/22	250,000	259,858
2.52%, 09/19/22 (a)	200,000	207,048
2.94%, 04/06/23	500,000	528,150
2.75%, 05/10/23	550,000	580,415
3.22%, 11/28/23 (a)	400,000	429,840
3.79%, 02/06/24 (a)	400,000	437,424
3.22%, 04/14/24 (a)	350,000	378,430
3.19%, 04/06/25 (a)	300,000	330,171
3.80%, 09/21/25 (a)	300,000	340,461
3.41%, 02/11/26 (a)	250,000	280,415
3.12%, 05/04/26 (a)	350,000	387,936
3.02%, 01/16/27 (a)	300,000	331,872
3.54%, 04/06/27 (a)	300,000	341,511
3.59%, 04/14/27 (a)	150,000	170,727
3.94%, 09/21/28 (a)	550,000	647,663
4.23%, 11/06/28 (a)	600,000	717,774
3.63%, 04/06/30 (a)	700,000	815,430
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 08/10/30 (a)	400,000	402,980
3.00%, 02/24/50 (a)	650,000	670,676
2.77%, 11/10/50 (a)	500,000	498,855
BP Capital Markets PLC
3.56%, 11/01/21	400,000	410,120
3.06%, 03/17/22	300,000	309,552
2.50%, 11/06/22	300,000	312,084
3.99%, 09/26/23	250,000	273,885
3.81%, 02/10/24	500,000	549,200
3.54%, 11/04/24	300,000	332,997
3.51%, 03/17/25	300,000	335,010
3.28%, 09/19/27 (a)	450,000	507,136
3.72%, 11/28/28 (a)	250,000	289,748
Burlington Resources LLC
7.20%, 08/15/31	250,000	372,632
7.40%, 12/01/31	100,000	151,332
5.95%, 10/15/36	250,000	354,287
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	550,000	575,850
3.80%, 04/15/24 (a)	150,000	162,707
3.90%, 02/01/25 (a)	100,000	110,640
3.85%, 06/01/27 (a)	200,000	224,934
2.95%, 07/15/30 (a)	200,000	214,592
7.20%, 01/15/32	225,000	302,810
6.45%, 06/30/33	150,000	197,030
6.50%, 02/15/37	200,000	265,374
6.25%, 03/15/38	500,000	671,310
6.75%, 02/01/39	250,000	345,130
4.95%, 06/01/47 (a)	250,000	316,645
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	731,125
5.88%, 03/31/25 (a)	375,000	436,586
5.13%, 06/30/27 (a)	550,000	652,041
3.70%, 11/15/29 (a)	450,000	501,313
Chevron Corp.
2.41%, 03/03/22 (a)	300,000	306,495
2.50%, 03/03/22 (a)	300,000	307,269
2.36%, 12/05/22 (a)	299,000	309,710
1.14%, 05/11/23	400,000	408,456
2.57%, 05/16/23 (a)	250,000	262,453
3.19%, 06/24/23 (a)	1,150,000	1,224,704
2.90%, 03/03/24 (a)	1,250,000	1,340,487
1.55%, 05/11/25 (a)	950,000	988,988
2.95%, 05/16/26 (a)	250,000	277,715
2.00%, 05/11/27 (a)	100,000	106,144
2.24%, 05/11/30 (a)	500,000	536,550
2.98%, 05/11/40 (a)	300,000	333,195
3.08%, 05/11/50 (a)	300,000	336,066
Chevron USA, Inc.
0.43%, 08/11/23	200,000	200,642
0.69%, 08/12/25 (a)	250,000	251,845
1.02%, 08/12/27 (a)	250,000	250,525
2.34%, 08/12/50 (a)	250,000	244,238
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	272,875
3.90%, 05/15/27 (a)	200,000	221,392
4.38%, 03/15/29 (a)	200,000	227,662
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	556,967
5.80%, 06/01/45 (a)	100,000	137,676
Concho Resources, Inc.
4.30%, 08/15/28 (a)	650,000	771,647
2.40%, 02/15/31 (a)	250,000	262,048
4.88%, 10/01/47 (a)	150,000	204,725
4.85%, 08/15/48 (a)	275,000	376,068

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conoco Funding Co.
7.25%, 10/15/31	200,000	300,094
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	841,029
6.95%, 04/15/29	450,000	631,786
5.90%, 10/15/32	100,000	136,896
5.90%, 05/15/38	250,000	361,215
6.50%, 02/01/39	1,100,000	1,703,625
4.30%, 11/15/44 (a)	300,000	381,093
5.95%, 03/15/46 (a)	125,000	191,663
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	294,618
7.88%, 09/30/31	150,000	210,360
7.95%, 04/15/32	100,000	141,786
5.60%, 07/15/41 (a)	500,000	612,380
4.75%, 05/15/42 (a)	150,000	170,891
5.00%, 06/15/45 (a)	400,000	469,788
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	315,846
4.75%, 05/31/25 (a)	225,000	253,584
5.38%, 05/31/25 (a)	300,000	311,805
3.25%, 12/01/26 (a)	300,000	321,186
3.50%, 12/01/29 (a)	300,000	320,988
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	160,787
3.60%, 12/15/24 (a)	300,000	331,632
3.00%, 11/15/29 (a)	200,000	222,156
4.80%, 11/01/43 (a)	400,000	519,564
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	102,313
4.40%, 03/15/27 (a)	250,000	254,340
4.95%, 05/15/28 (a)	250,000	259,213
4.15%, 09/15/29 (a)	300,000	298,776
5.00%, 05/15/44 (a)	250,000	240,890
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	182,976
7.50%, 04/15/38	100,000	143,662
5.50%, 09/15/40 (a)	200,000	248,500
7.38%, 10/15/45 (a)	150,000	232,041
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	272,528
2.50%, 01/15/25 (a)	150,000	161,021
4.25%, 12/01/26 (a)	850,000	997,364
3.70%, 07/15/27 (a)	475,000	542,464
3.13%, 11/15/29 (a)	350,000	386,746
4.50%, 06/10/44 (a)	250,000	295,588
5.50%, 12/01/46 (a)	150,000	203,039
4.00%, 11/15/49 (a)	150,000	171,834
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	1,450,000	1,505,854
4.25%, 03/15/23 (a)	250,000	265,628
5.88%, 01/15/24 (a)	900,000	1,011,663
4.90%, 02/01/24 (a)	250,000	273,918
4.05%, 03/15/25 (a)	200,000	219,686
2.90%, 05/15/25 (a)	350,000	370,723
4.75%, 01/15/26 (a)	350,000	396,648
4.20%, 04/15/27 (a)	250,000	275,408
5.50%, 06/01/27 (a)	350,000	411,134
4.95%, 06/15/28 (a)	100,000	115,509
5.25%, 04/15/29 (a)	300,000	350,730
3.75%, 05/15/30 (a)	500,000	540,690
4.90%, 03/15/35 (a)	550,000	607,420
6.63%, 10/15/36	325,000	393,065
7.50%, 07/01/38	500,000	659,420
6.05%, 06/01/41 (a)	350,000	410,014
6.50%, 02/01/42 (a)	600,000	738,468
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 02/01/43 (a)	100,000	106,066
5.95%, 10/01/43 (a)	48,000	54,850
5.15%, 03/15/45 (a)	350,000	379,792
6.13%, 12/15/45 (a)	400,000	473,924
5.30%, 04/15/47 (a)	300,000	330,894
6.00%, 06/15/48 (a)	350,000	413,560
6.25%, 04/15/49 (a)	500,000	609,150
5.00%, 05/15/50 (a)	650,000	708,857
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	325,095
Eni USA, Inc.
7.30%, 11/15/27	150,000	201,504
Enterprise Products Operating LLC
3.50%, 02/01/22	150,000	155,127
3.35%, 03/15/23 (a)	550,000	581,548
3.90%, 02/15/24 (a)	400,000	438,276
3.75%, 02/15/25 (a)	300,000	336,240
3.70%, 02/15/26 (a)	150,000	170,112
3.95%, 02/15/27 (a)	425,000	494,041
4.15%, 10/16/28 (a)	400,000	474,448
3.13%, 07/31/29 (a)	650,000	722,709
2.80%, 01/31/30 (a)	575,000	625,054
6.65%, 10/15/34	250,000	352,467
7.55%, 04/15/38	150,000	230,256
6.13%, 10/15/39	250,000	350,520
6.45%, 09/01/40	70,000	100,513
5.95%, 02/01/41	100,000	137,358
5.70%, 02/15/42	150,000	207,054
4.85%, 08/15/42 (a)	300,000	374,580
4.45%, 02/15/43 (a)	300,000	362,919
4.85%, 03/15/44 (a)	400,000	497,336
5.10%, 02/15/45 (a)	350,000	455,791
4.90%, 05/15/46 (a)	400,000	505,528
4.25%, 02/15/48 (a)	500,000	588,070
4.80%, 02/01/49 (a)	450,000	570,145
4.20%, 01/31/50 (a)	500,000	587,765
3.70%, 01/31/51 (a)	325,000	359,284
3.20%, 02/15/52 (a)	250,000	254,798
4.95%, 10/15/54 (a)	225,000	285,703
3.95%, 01/31/60 (a)	325,000	363,191
4.88%, 08/16/77 (a)(b)	200,000	192,712
5.25%, 08/16/77 (a)(b)	335,000	340,176
5.38%, 02/15/78 (a)(b)	235,000	234,868
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	522,310
3.15%, 04/01/25 (a)	250,000	275,125
4.15%, 01/15/26 (a)	50,000	58,164
4.38%, 04/15/30 (a)	300,000	365,961
3.90%, 04/01/35 (a)	165,000	194,967
4.95%, 04/15/50 (a)	300,000	408,654
Equinor A.S.A.
1.75%, 01/22/26 (a)	450,000	472,779
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	500,000	510,980
1.90%, 08/16/22	350,000	359,436
2.73%, 03/01/23 (a)	400,000	419,284
1.57%, 04/15/23	1,300,000	1,338,584
3.18%, 03/15/24 (a)	250,000	269,995
2.02%, 08/16/24 (a)	375,000	394,946
2.71%, 03/06/25 (a)	600,000	648,558
2.99%, 03/19/25 (a)	900,000	986,202
3.04%, 03/01/26 (a)	400,000	443,592
2.28%, 08/16/26 (a)	800,000	862,752
2.44%, 08/16/29 (a)	400,000	434,892
3.48%, 03/19/30 (a)	650,000	755,956
2.61%, 10/15/30 (a)	1,000,000	1,093,760

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 08/16/39 (a)	250,000	272,805
4.23%, 03/19/40 (a)	400,000	498,608
3.57%, 03/06/45 (a)	400,000	462,732
4.11%, 03/01/46 (a)	850,000	1,050,404
3.10%, 08/16/49 (a)	700,000	759,423
4.33%, 03/19/50 (a)	950,000	1,245,241
3.45%, 04/15/51 (a)	900,000	1,031,265
Halliburton Co.
3.50%, 08/01/23 (a)	350,000	373,964
3.80%, 11/15/25 (a)	500,000	561,250
2.92%, 03/01/30 (a)	300,000	318,414
4.85%, 11/15/35 (a)	375,000	440,516
6.70%, 09/15/38	250,000	336,247
7.45%, 09/15/39	400,000	579,576
4.50%, 11/15/41 (a)	150,000	166,031
4.75%, 08/01/43 (a)	250,000	284,130
5.00%, 11/15/45 (a)	600,000	710,514
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	223,072
Hess Corp.
4.30%, 04/01/27 (a)	200,000	220,958
7.88%, 10/01/29	200,000	263,312
7.30%, 08/15/31	413,000	539,543
7.13%, 03/15/33	300,000	393,645
6.00%, 01/15/40	100,000	123,183
5.60%, 02/15/41	500,000	606,520
5.80%, 04/01/47 (a)	50,000	63,394
HollyFrontier Corp.
2.63%, 10/01/23	150,000	153,411
5.88%, 04/01/26 (a)	260,000	292,167
4.50%, 10/01/30 (a)	250,000	264,278
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	360,934
6.80%, 09/15/37	400,000	516,504
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (a)	200,000	209,938
3.45%, 02/15/23 (a)	1,100,000	1,159,169
3.50%, 09/01/23 (a)	250,000	267,790
4.15%, 02/01/24 (a)	200,000	219,192
4.30%, 05/01/24 (a)	300,000	332,556
5.80%, 03/15/35	100,000	125,971
6.50%, 02/01/37	200,000	258,996
6.95%, 01/15/38	150,000	206,601
6.55%, 09/15/40	100,000	134,337
7.50%, 11/15/40	150,000	215,378
6.38%, 03/01/41	200,000	263,136
5.63%, 09/01/41	150,000	182,502
5.00%, 08/15/42 (a)	1,100,000	1,298,000
4.70%, 11/01/42 (a)	300,000	345,048
5.00%, 03/01/43 (a)	350,000	414,809
5.50%, 03/01/44 (a)	50,000	63,410
5.40%, 09/01/44 (a)	400,000	501,424
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	856,372
4.30%, 03/01/28 (a)	740,000	869,108
2.00%, 02/15/31 (a)	250,000	251,605
7.80%, 08/01/31	500,000	722,615
5.55%, 06/01/45 (a)	700,000	904,414
5.20%, 03/01/48 (a)	196,000	249,569
3.25%, 08/01/50 (a)	250,000	250,413
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	282,065
5.15%, 10/15/43 (a)	400,000	513,760
4.25%, 09/15/46 (a)	100,000	114,548
4.20%, 10/03/47 (a)	200,000	230,732
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 02/01/49 (a)	99,000	126,052
3.95%, 03/01/50 (a)	250,000	281,888
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	567,567
3.85%, 06/01/25 (a)	200,000	214,520
4.40%, 07/15/27 (a)	350,000	389,200
6.80%, 03/15/32	138,000	171,112
6.60%, 10/01/37	300,000	370,461
5.20%, 06/01/45 (a)	150,000	172,100
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	434,624
4.75%, 12/15/23 (a)	200,000	222,010
3.63%, 09/15/24 (a)	350,000	380,873
4.70%, 05/01/25 (a)	400,000	458,840
5.13%, 12/15/26 (a)	100,000	119,319
3.80%, 04/01/28 (a)	450,000	502,159
6.50%, 03/01/41 (a)	400,000	538,368
4.75%, 09/15/44 (a)	250,000	287,740
4.50%, 04/01/48 (a)	250,000	283,690
5.00%, 09/15/54 (a)	150,000	171,978
MPLX LP
3.50%, 12/01/22 (a)	250,000	262,688
3.38%, 03/15/23 (a)	100,000	105,895
4.50%, 07/15/23 (a)	300,000	326,976
4.88%, 12/01/24 (a)	450,000	516,577
5.25%, 01/15/25 (a)	200,000	205,522
4.00%, 02/15/25 (a)	250,000	279,223
4.88%, 06/01/25 (a)	450,000	520,069
1.75%, 03/01/26 (a)	250,000	258,948
4.13%, 03/01/27 (a)	450,000	520,173
4.25%, 12/01/27 (a)	396,000	465,011
4.00%, 03/15/28 (a)	325,000	374,679
4.80%, 02/15/29 (a)	500,000	601,535
2.65%, 08/15/30 (a)	500,000	525,945
4.50%, 04/15/38 (a)	500,000	574,585
5.20%, 03/01/47 (a)	300,000	371,853
5.20%, 12/01/47 (a)	200,000	246,520
4.70%, 04/15/48 (a)	600,000	715,842
5.50%, 02/15/49 (a)	425,000	561,710
4.90%, 04/15/58 (a)	150,000	180,945
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	210,502
5.20%, 07/15/25 (a)	150,000	168,989
5.50%, 01/15/26 (a)	150,000	173,438
3.95%, 09/15/27 (a)	150,000	159,606
4.75%, 09/01/28 (a)	200,000	217,618
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	200,000	209,388
3.95%, 12/01/42 (a)	300,000	305,586
Noble Energy, Inc.
3.90%, 11/15/24 (a)	170,000	189,297
3.85%, 01/15/28 (a)	250,000	290,855
3.25%, 10/15/29 (a)	200,000	227,476
6.00%, 03/01/41 (a)	450,000	681,988
5.25%, 11/15/43 (a)	300,000	428,337
5.05%, 11/15/44 (a)	350,000	493,346
4.95%, 08/15/47 (a)	100,000	142,054
4.20%, 10/15/49 (a)	150,000	196,601
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	286,220
ONEOK Partners LP
3.38%, 10/01/22 (a)	400,000	416,748
5.00%, 09/15/23 (a)	150,000	164,511
4.90%, 03/15/25 (a)	200,000	227,584
6.65%, 10/01/36	250,000	320,605
6.85%, 10/15/37	150,000	193,584

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 02/01/41 (a)	50,000	60,164
6.20%, 09/15/43 (a)	150,000	185,391
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	231,568
2.75%, 09/01/24 (a)	250,000	264,030
2.20%, 09/15/25 (a)	200,000	207,084
5.85%, 01/15/26 (a)	200,000	239,622
4.55%, 07/15/28 (a)	625,000	715,219
4.35%, 03/15/29 (a)	250,000	284,308
3.40%, 09/01/29 (a)	250,000	268,720
3.10%, 03/15/30 (a)	200,000	212,644
6.35%, 01/15/31 (a)	250,000	321,600
4.95%, 07/13/47 (a)	225,000	253,791
5.20%, 07/15/48 (a)	750,000	879,450
4.45%, 09/01/49 (a)	250,000	265,640
7.15%, 01/15/51 (a)	150,000	212,543
Phillips 66
4.30%, 04/01/22	550,000	576,559
3.85%, 04/09/25 (a)	750,000	845,085
1.30%, 02/15/26 (a)	200,000	203,500
3.90%, 03/15/28 (a)	200,000	230,962
2.15%, 12/15/30 (a)	250,000	254,008
4.65%, 11/15/34 (a)	250,000	306,270
5.88%, 05/01/42	500,000	697,470
4.88%, 11/15/44 (a)	650,000	822,627
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	542,995
3.75%, 03/01/28 (a)	125,000	136,101
3.15%, 12/15/29 (a)	300,000	313,668
4.68%, 02/15/45 (a)	200,000	218,306
4.90%, 10/01/46 (a)	275,000	310,404
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	250,000	248,293
Plains All American Pipeline LP
6.65%, 01/15/37	100,000	122,386
4.30%, 01/31/43 (a)	700,000	692,489
4.90%, 02/15/45 (a)	200,000	215,270
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	200,000	206,124
2.85%, 01/31/23 (a)	200,000	206,900
3.85%, 10/15/23 (a)	150,000	161,076
4.65%, 10/15/25 (a)	750,000	839,647
4.50%, 12/15/26 (a)	410,000	460,200
3.55%, 12/15/29 (a)	100,000	104,894
3.80%, 09/15/30 (a)	250,000	269,225
5.15%, 06/01/42 (a)	200,000	217,664
4.70%, 06/15/44 (a)	200,000	209,446
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	150,000	157,899
5.63%, 04/15/23 (a)	650,000	713,394
5.75%, 05/15/24 (a)	775,000	887,406
5.63%, 03/01/25 (a)	750,000	876,202
5.88%, 06/30/26 (a)	450,000	544,779
5.00%, 03/15/27 (a)	600,000	709,236
4.20%, 03/15/28 (a)	450,000	516,627
4.50%, 05/15/30 (a)	525,000	625,270
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	257,330
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	500,000	542,805
2.65%, 06/26/30 (a)	500,000	535,455
Shell International Finance BV
2.38%, 08/21/22	100,000	103,516
2.25%, 01/06/23	600,000	623,382
3.40%, 08/12/23	750,000	810,787
2.00%, 11/07/24 (a)	300,000	316,257
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 04/06/25 (a)	300,000	321,708
3.25%, 05/11/25	1,400,000	1,554,266
2.88%, 05/10/26	500,000	553,355
2.50%, 09/12/26	450,000	493,384
3.88%, 11/13/28 (a)	500,000	593,215
2.38%, 11/07/29 (a)	475,000	511,366
2.75%, 04/06/30 (a)	750,000	830,010
4.13%, 05/11/35	850,000	1,064,871
6.38%, 12/15/38	1,500,000	2,347,725
3.63%, 08/21/42	150,000	175,398
4.55%, 08/12/43	1,025,000	1,362,994
4.38%, 05/11/45	250,000	329,742
4.00%, 05/10/46	675,000	848,758
3.75%, 09/12/46	400,000	485,224
3.13%, 11/07/49 (a)	350,000	388,577
3.25%, 04/06/50 (a)	650,000	738,783
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	335,688
5.95%, 09/25/43 (a)	450,000	585,549
4.50%, 03/15/45 (a)	100,000	118,247
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	158,021
3.60%, 12/01/24 (a)	250,000	276,178
3.10%, 05/15/25 (a)	150,000	164,381
5.35%, 07/15/33	200,000	244,612
5.95%, 12/01/34	250,000	325,102
5.95%, 05/15/35	350,000	451,867
6.80%, 05/15/38	350,000	494,879
6.50%, 06/15/38	400,000	563,968
6.85%, 06/01/39	150,000	211,554
4.00%, 11/15/47 (a)	250,000	284,218
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	208,366
4.25%, 04/01/24 (a)	250,000	270,610
4.00%, 10/01/27 (a)	200,000	218,836
6.10%, 02/15/42	150,000	171,636
4.95%, 01/15/43 (a)	250,000	260,335
5.30%, 04/01/44 (a)	150,000	162,600
5.35%, 05/15/45 (a)	250,000	276,725
5.40%, 10/01/47 (a)	300,000	335,877
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	225,698
3.90%, 05/25/27 (a)	100,000	112,704
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	477,954
Total Capital International S.A.
2.88%, 02/17/22	300,000	308,763
2.70%, 01/25/23	250,000	262,393
3.70%, 01/15/24	500,000	549,115
3.75%, 04/10/24	500,000	554,220
2.43%, 01/10/25 (a)	300,000	320,271
3.46%, 02/19/29 (a)	656,000	760,160
2.83%, 01/10/30 (a)	375,000	419,284
2.99%, 06/29/41 (a)	300,000	327,150
3.46%, 07/12/49 (a)	300,000	350,085
3.13%, 05/29/50 (a)	800,000	874,384
3.39%, 06/29/60 (a)	300,000	342,144
Total Capital S.A.
3.88%, 10/11/28	175,000	207,912
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	201,714
3.75%, 10/16/23 (a)	300,000	325,914
4.88%, 01/15/26 (a)	350,000	416,573
4.25%, 05/15/28 (a)	600,000	711,450
4.10%, 04/15/30 (a)	150,000	177,675
4.63%, 03/01/34 (a)	650,000	795,288

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 10/15/37	250,000	350,210
4.75%, 05/15/38 (a)	200,000	249,324
7.25%, 08/15/38	100,000	151,791
7.63%, 01/15/39	550,000	863,885
6.10%, 06/01/40	450,000	624,856
5.00%, 10/16/43 (a)	250,000	314,868
4.88%, 05/15/48 (a)	350,000	454,863
5.10%, 03/15/49 (a)	450,000	605,169
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	328,327
3.25%, 05/15/30 (a)	250,000	280,180
5.40%, 08/15/41 (a)	150,000	191,898
4.45%, 08/01/42 (a)	100,000	117,864
4.60%, 03/15/48 (a)	200,000	245,190
Valero Energy Corp.
2.70%, 04/15/23	250,000	261,128
1.20%, 03/15/24	300,000	302,325
3.65%, 03/15/25	173,000	189,345
2.85%, 04/15/25 (a)	400,000	426,944
3.40%, 09/15/26 (a)	450,000	494,491
2.15%, 09/15/27 (a)	200,000	204,854
4.35%, 06/01/28 (a)	200,000	228,326
4.00%, 04/01/29 (a)	300,000	338,169
7.50%, 04/15/32	150,000	209,553
6.63%, 06/15/37	550,000	732,347
4.90%, 03/15/45	400,000	467,960
Valero Energy Partners LP
4.38%, 12/15/26 (a)	200,000	232,588
4.50%, 03/15/28 (a)	150,000	174,620
Williams Cos., Inc.
3.60%, 03/15/22 (a)	1,200,000	1,238,916
4.30%, 03/04/24 (a)	150,000	165,435
4.55%, 06/24/24 (a)	300,000	336,057
3.90%, 01/15/25 (a)	487,000	541,490
4.00%, 09/15/25 (a)	150,000	170,562
3.75%, 06/15/27 (a)	750,000	858,975
3.50%, 11/15/30 (a)	350,000	397,260
8.75%, 03/15/32	500,000	732,790
6.30%, 04/15/40	600,000	803,772
5.80%, 11/15/43 (a)	300,000	384,477
4.90%, 01/15/45 (a)	150,000	179,804
5.10%, 09/15/45 (a)	500,000	624,315
4.85%, 03/01/48 (a)	300,000	371,046
		190,702,777
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	292,427
California Institute of Technology
4.70%, 11/01/11	300,000	417,309
3.65%, 09/01/19 (a)	50,000	56,571
CBRE Services, Inc.
4.88%, 03/01/26 (a)	350,000	414,575
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	550,000	634,788
Duke University
2.68%, 10/01/44	150,000	157,754
Emory University
2.97%, 09/01/50 (a)	350,000	380,551
George Washington University
4.30%, 09/15/44	50,000	62,780
4.87%, 09/15/45	150,000	206,068
4.13%, 09/15/48 (a)	510,000	646,512
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Georgetown University
4.32%, 04/01/49 (a)	26,000	33,315
2.94%, 04/01/50	225,000	230,881
5.22%, 10/01/18 (a)	150,000	218,446
Johns Hopkins University
4.08%, 07/01/53	125,000	168,107
Leland Stanford Junior University
3.65%, 05/01/48 (a)	300,000	381,651
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	200,000	232,550
2.29%, 07/01/51 (a)	150,000	152,240
5.60%, 07/01/11	315,000	557,018
4.68%, 07/01/14	300,000	454,512
3.89%, 07/01/16	200,000	255,732
Northeastern University
2.89%, 10/01/50	100,000	105,587
Northwestern University
4.64%, 12/01/44	200,000	267,350
2.64%, 12/01/50 (a)	250,000	268,537
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	71,810
3.15%, 07/15/46 (a)	207,000	245,032
2.52%, 10/15/50 (a)	150,000	159,888
3.30%, 07/15/56 (a)	300,000	372,522
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	215,330
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	235,336
The American University
3.67%, 04/01/49	100,000	112,611
Trustees of Boston College
3.13%, 07/01/52	200,000	220,056
Trustees of Princeton University
5.70%, 03/01/39	250,000	380,372
Trustees of Princeton University
Series 2020
2.52%, 07/01/50 (a)	50,000	52,573
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	102,117
3.61%, 02/15/19 (a)	150,000	172,377
University of Chicago
2.76%, 04/01/45 (a)	150,000	155,268
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	182,871
3.39%, 02/15/48 (a)	399,000	495,997
University of Southern California
3.03%, 10/01/39	500,000	552,080
3.84%, 10/01/47 (a)	400,000	506,540
5.25%, 10/01/11	50,000	79,670
3.23%, 10/01/20 (a)	250,000	254,587
William Marsh Rice University
3.57%, 05/15/45	300,000	364,515
3.77%, 05/15/55	100,000	131,152
Yale University
1.48%, 04/15/30 (a)	350,000	359,611
		12,017,576
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	158,690
3.25%, 02/01/25 (a)	430,000	474,905
2.15%, 02/01/27 (a)	300,000	323,364
2.30%, 02/01/30 (a)	450,000	487,183

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	430,860
Alphabet, Inc.
3.38%, 02/25/24	450,000	492,340
0.45%, 08/15/25 (a)	500,000	500,255
2.00%, 08/15/26 (a)	500,000	536,280
0.80%, 08/15/27 (a)	250,000	248,595
1.10%, 08/15/30 (a)	750,000	738,277
1.90%, 08/15/40 (a)	500,000	489,245
2.05%, 08/15/50 (a)	800,000	765,200
2.25%, 08/15/60 (a)	600,000	579,486
Altera Corp.
4.10%, 11/15/23	200,000	220,586
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	263,925
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	215,410
2.95%, 04/01/25 (a)	250,000	273,230
3.90%, 12/15/25 (a)	300,000	342,801
5.30%, 12/15/45 (a)	290,000	400,899
Apple Inc.
2.15%, 02/09/22	600,000	612,618
2.50%, 02/09/22 (a)	1,150,000	1,176,473
2.70%, 05/13/22	500,000	516,860
1.70%, 09/11/22	300,000	307,665
2.10%, 09/12/22 (a)	200,000	206,148
2.40%, 01/13/23 (a)	1,000,000	1,042,000
2.85%, 02/23/23 (a)	500,000	525,735
2.40%, 05/03/23	1,850,000	1,941,094
0.75%, 05/11/23	625,000	633,106
3.00%, 02/09/24 (a)	450,000	484,443
3.45%, 05/06/24	1,150,000	1,267,254
2.85%, 05/11/24 (a)	650,000	700,869
1.80%, 09/11/24 (a)	250,000	262,575
2.75%, 01/13/25 (a)	500,000	543,370
2.50%, 02/09/25	500,000	540,690
1.13%, 05/11/25 (a)	750,000	771,930
3.20%, 05/13/25	600,000	670,434
0.55%, 08/20/25 (a)	500,000	502,310
3.25%, 02/23/26 (a)	850,000	954,057
2.45%, 08/04/26 (a)	1,000,000	1,090,940
2.05%, 09/11/26 (a)	600,000	642,486
3.35%, 02/09/27 (a)	475,000	541,357
3.20%, 05/11/27 (a)	550,000	623,793
3.00%, 06/20/27 (a)	500,000	563,925
2.90%, 09/12/27 (a)	550,000	616,995
3.00%, 11/13/27 (a)	700,000	790,748
2.20%, 09/11/29 (a)	550,000	594,995
1.65%, 05/11/30 (a)	550,000	566,857
1.25%, 08/20/30 (a)	500,000	500,295
4.50%, 02/23/36 (a)	250,000	337,450
3.85%, 05/04/43	1,000,000	1,274,270
4.45%, 05/06/44	230,000	318,490
3.45%, 02/09/45	650,000	792,343
4.38%, 05/13/45	1,000,000	1,379,760
4.65%, 02/23/46 (a)	200,000	286,270
3.85%, 08/04/46 (a)	238,000	307,208
4.25%, 02/09/47 (a)	1,600,000	2,182,496
3.75%, 09/12/47 (a)	500,000	632,780
3.75%, 11/13/47 (a)	469,000	595,067
2.95%, 09/11/49 (a)	450,000	505,768
2.65%, 05/11/50 (a)	700,000	746,809
2.40%, 08/20/50 (a)	600,000	613,854
2.55%, 08/20/60 (a)	500,000	514,160
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Applied Materials, Inc.
3.90%, 10/01/25 (a)	900,000	1,032,921
3.30%, 04/01/27 (a)	500,000	567,245
1.75%, 06/01/30 (a)	250,000	259,810
5.10%, 10/01/35 (a)	100,000	139,094
5.85%, 06/15/41	250,000	393,883
4.35%, 04/01/47 (a)	100,000	139,036
2.75%, 06/01/50 (a)	300,000	326,544
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	150,000	160,709
3.25%, 09/08/24 (a)	400,000	432,276
3.88%, 01/12/28 (a)	225,000	253,944
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	572,320
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	397,194
Baidu, Inc.
2.88%, 07/06/22	500,000	513,945
3.50%, 11/28/22	200,000	209,892
3.88%, 09/29/23 (a)	400,000	430,812
4.38%, 05/14/24 (a)	350,000	384,675
3.08%, 04/07/25 (a)	400,000	428,700
4.13%, 06/30/25	200,000	224,038
1.72%, 04/09/26 (a)	200,000	203,874
3.63%, 07/06/27	400,000	442,308
4.38%, 03/29/28 (a)	250,000	288,500
3.43%, 04/07/30 (a)	200,000	222,344
2.38%, 10/09/30 (a)	200,000	205,210
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	75,000	78,089
3.63%, 01/15/24 (a)	1,050,000	1,136,992
3.13%, 01/15/25 (a)	250,000	270,343
3.88%, 01/15/27 (a)	1,700,000	1,910,086
3.50%, 01/15/28 (a)	350,000	385,630
Broadcom, Inc.
2.25%, 11/15/23	600,000	626,988
3.63%, 10/15/24 (a)	500,000	549,155
4.70%, 04/15/25 (a)	800,000	918,272
3.15%, 11/15/25 (a)	620,000	677,406
4.25%, 04/15/26 (a)	500,000	573,300
3.46%, 09/15/26 (a)	504,000	559,465
4.11%, 09/15/28 (a)	1,417,000	1,623,429
4.75%, 04/15/29 (a)	850,000	1,014,747
5.00%, 04/15/30 (a)	850,000	1,034,662
4.15%, 11/15/30 (a)	600,000	694,698
4.30%, 11/15/32 (a)	800,000	949,512
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	384,874
CA, Inc.
4.70%, 03/15/27 (a)	249,000	285,165
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	168,936
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	520,000	545,553
3.63%, 03/04/24	225,000	247,869
3.50%, 06/15/25	250,000	282,870
2.95%, 02/28/26	350,000	390,079
2.50%, 09/20/26 (a)	450,000	495,135
5.90%, 02/15/39	500,000	769,200
5.50%, 01/15/40	900,000	1,354,302
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	294,105
3.30%, 03/01/30 (a)	250,000	276,633

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	257,275
5.75%, 08/15/40	150,000	203,820
5.35%, 11/15/48 (a)	250,000	353,618
3.90%, 11/15/49 (a)	150,000	183,329
4.38%, 11/15/57 (a)	450,000	558,157
5.85%, 11/15/68 (a)	50,000	73,681
5.45%, 11/15/79 (a)	400,000	545,356
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	1,250,000	1,383,212
4.00%, 07/15/24 (a)(c)	250,000	275,888
5.85%, 07/15/25 (a)(c)	200,000	239,202
6.02%, 06/15/26 (a)(c)	1,600,000	1,954,784
4.90%, 10/01/26 (a)(c)	500,000	590,930
6.10%, 07/15/27 (a)(c)	250,000	310,623
5.30%, 10/01/29 (a)(c)	650,000	796,828
6.20%, 07/15/30 (a)(c)	350,000	453,873
8.10%, 07/15/36 (a)(c)	606,000	892,686
8.35%, 07/15/46 (a)(c)	700,000	1,060,458
DXC Technology Co.
4.00%, 04/15/23	250,000	267,318
4.25%, 04/15/24 (a)	125,000	137,121
4.13%, 04/15/25 (a)	150,000	166,127
4.75%, 04/15/27 (a)	200,000	230,048
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	340,746
3.95%, 06/15/23 (a)	150,000	162,138
2.60%, 12/01/24 (a)	300,000	321,501
2.60%, 12/15/25 (a)	100,000	108,213
3.10%, 05/15/30 (a)	300,000	335,061
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	374,448
1.00%, 09/15/25 (a)	650,000	652,632
2.90%, 11/18/26 (a)	100,000	109,628
5.38%, 05/15/27 (a)	450,000	490,626
1.55%, 03/15/28 (a)	250,000	253,428
3.20%, 11/18/29 (a)	650,000	715,468
3.00%, 07/15/50 (a)	250,000	253,830
2.95%, 09/15/51 (a)	250,000	254,185
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	384,000	407,697
3.00%, 08/15/26 (a)	450,000	501,061
4.25%, 05/15/28 (a)	550,000	654,263
3.75%, 05/21/29 (a)	50,000	59,040
4.50%, 08/15/46 (a)	100,000	126,229
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	261,815
3.80%, 10/01/23 (a)	400,000	436,260
2.75%, 07/01/24 (a)	850,000	913,333
3.85%, 06/01/25 (a)	250,000	282,425
3.20%, 07/01/26 (a)	600,000	672,066
2.25%, 06/01/27 (a)	200,000	213,686
4.20%, 10/01/28 (a)	750,000	895,717
3.50%, 07/01/29 (a)	950,000	1,091,930
2.65%, 06/01/30 (a)	200,000	217,212
4.40%, 07/01/49 (a)	650,000	870,005
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	571,975
3.75%, 02/01/26 (a)	350,000	391,356
4.88%, 06/15/29 (a)	200,000	238,268
4.88%, 05/12/30 (a)	250,000	301,388
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	263,738
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	272,845
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	641,352
2.65%, 02/15/25 (a)	200,000	214,396
4.45%, 06/01/28 (a)	250,000	296,818
3.20%, 08/15/29 (a)	400,000	444,880
2.90%, 05/15/30 (a)	375,000	408,506
4.15%, 08/15/49 (a)	350,000	431,091
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	620,000	658,917
2.25%, 04/01/23 (a)	400,000	415,684
4.65%, 10/01/24 (a)	550,000	625,449
4.90%, 10/15/25 (a)	1,100,000	1,288,716
1.75%, 04/01/26 (a)	350,000	363,024
6.20%, 10/15/35 (a)	50,000	64,771
6.35%, 10/15/45 (a)	650,000	859,495
HP, Inc.
4.05%, 09/15/22	250,000	265,350
2.20%, 06/17/25 (a)	400,000	423,712
3.00%, 06/17/27 (a)	200,000	220,858
3.40%, 06/17/30 (a)	500,000	557,365
6.00%, 09/15/41	400,000	522,728
IBM Credit LLC
2.20%, 09/08/22	250,000	258,040
3.00%, 02/06/23	300,000	316,788
Intel Corp.
2.35%, 05/11/22 (a)	700,000	718,711
3.10%, 07/29/22	250,000	261,543
2.70%, 12/15/22	850,000	890,451
2.88%, 05/11/24 (a)	200,000	215,828
3.40%, 03/25/25 (a)	600,000	666,918
3.70%, 07/29/25 (a)	650,000	734,942
3.75%, 03/25/27 (a)	250,000	290,143
3.15%, 05/11/27 (a)	1,000,000	1,125,980
2.45%, 11/15/29 (a)	700,000	758,611
3.90%, 03/25/30 (a)	400,000	480,600
4.60%, 03/25/40 (a)	200,000	264,328
4.80%, 10/01/41	500,000	683,600
4.25%, 12/15/42	150,000	192,312
4.90%, 07/29/45 (a)	100,000	140,034
4.10%, 05/19/46 (a)	650,000	823,062
4.10%, 05/11/47 (a)	425,000	541,157
3.73%, 12/08/47 (a)	600,000	718,704
3.25%, 11/15/49 (a)	600,000	676,062
4.75%, 03/25/50 (a)	700,000	978,992
3.10%, 02/15/60 (a)	450,000	488,943
4.95%, 03/25/60 (a)	350,000	519,722
International Business Machines Corp.
2.85%, 05/13/22	850,000	880,192
1.88%, 08/01/22	200,000	205,174
2.88%, 11/09/22	450,000	471,901
3.38%, 08/01/23	300,000	323,646
3.63%, 02/12/24	1,150,000	1,261,435
3.00%, 05/15/24	750,000	812,760
7.00%, 10/30/25	150,000	194,925
3.45%, 02/19/26	750,000	850,920
3.30%, 05/15/26	800,000	905,192
3.30%, 01/27/27	1,000,000	1,129,710
1.70%, 05/15/27 (a)	100,000	104,089
3.50%, 05/15/29	1,250,000	1,443,775
1.95%, 05/15/30 (a)	300,000	309,756
5.88%, 11/29/32	300,000	433,449
4.15%, 05/15/39	850,000	1,078,386
2.85%, 05/15/40 (a)	300,000	323,058
4.00%, 06/20/42	375,000	468,229
4.70%, 02/19/46	300,000	418,500
4.25%, 05/15/49	950,000	1,249,696

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 05/15/50 (a)	300,000	320,751
7.13%, 12/01/96	100,000	173,149
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	152,013
1.35%, 07/15/27 (a)	250,000	255,835
Jabil, Inc.
4.70%, 09/15/22	150,000	160,742
3.95%, 01/12/28 (a)	250,000	285,603
3.60%, 01/15/30 (a)	100,000	111,943
3.00%, 01/15/31 (a)	300,000	319,758
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	250,000	287,723
2.00%, 12/10/30 (a)	200,000	197,632
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	656,804
KLA Corp.
4.65%, 11/01/24 (a)	500,000	569,870
4.10%, 03/15/29 (a)	174,000	208,816
5.00%, 03/15/49 (a)	200,000	281,120
3.30%, 03/01/50 (a)	200,000	226,258
Lam Research Corp.
3.80%, 03/15/25 (a)	500,000	561,640
3.75%, 03/15/26 (a)	50,000	57,297
4.00%, 03/15/29 (a)	400,000	480,648
1.90%, 06/15/30 (a)	250,000	259,868
4.88%, 03/15/49 (a)	195,000	284,634
2.88%, 06/15/50 (a)	300,000	323,871
3.13%, 06/15/60 (a)	200,000	226,264
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	100,000	105,373
3.63%, 05/15/25 (a)(c)	100,000	111,985
4.38%, 05/15/30 (a)(c)	300,000	360,078
2.30%, 02/15/31 (a)(c)	250,000	256,878
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	194,832
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	300,000	325,122
Micron Technology, Inc.
2.50%, 04/24/23	400,000	417,232
4.64%, 02/06/24 (a)	200,000	222,726
4.98%, 02/06/26 (a)	50,000	59,234
4.19%, 02/15/27 (a)	500,000	585,420
5.33%, 02/06/29 (a)	250,000	313,548
4.66%, 02/15/30 (a)	250,000	307,195
Microsoft Corp.
2.40%, 02/06/22 (a)	700,000	715,589
2.38%, 02/12/22 (a)	500,000	511,185
2.65%, 11/03/22 (a)	350,000	364,410
2.38%, 05/01/23 (a)	250,000	261,275
2.00%, 08/08/23 (a)	650,000	678,450
3.63%, 12/15/23 (a)	750,000	819,682
2.88%, 02/06/24 (a)	567,000	608,839
2.70%, 02/12/25 (a)	900,000	976,797
3.13%, 11/03/25 (a)	1,000,000	1,118,280
2.40%, 08/08/26 (a)	1,600,000	1,746,480
3.30%, 02/06/27 (a)	825,000	941,308
3.50%, 02/12/35 (a)	950,000	1,171,815
4.20%, 11/03/35 (a)	350,000	461,891
3.45%, 08/08/36 (a)	750,000	925,245
4.10%, 02/06/37 (a)	800,000	1,049,024
5.20%, 06/01/39	44,000	66,292
4.50%, 10/01/40	300,000	421,668
3.50%, 11/15/42	250,000	307,880
3.75%, 02/12/45 (a)	150,000	192,462
4.45%, 11/03/45 (a)	575,000	818,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/08/46 (a)	1,575,000	1,996,234
4.25%, 02/06/47 (a)	650,000	909,265
2.53%, 06/01/50 (a)	2,050,000	2,165,866
4.00%, 02/12/55 (a)	450,000	622,768
4.75%, 11/03/55 (a)	50,000	76,842
3.95%, 08/08/56 (a)	750,000	1,029,165
4.50%, 02/06/57 (a)	500,000	756,515
2.68%, 06/01/60 (a)	1,210,000	1,318,476
Motorola Solutions, Inc.
3.50%, 03/01/23	400,000	423,096
4.60%, 02/23/28 (a)	200,000	241,962
4.60%, 05/23/29 (a)	250,000	300,978
2.30%, 11/15/30 (a)	250,000	255,335
5.50%, 09/01/44	200,000	255,188
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	217,840
2.38%, 06/22/27 (a)	150,000	160,257
2.70%, 06/22/30 (a)	250,000	269,753
NVIDIA Corp.
3.20%, 09/16/26 (a)	400,000	453,540
2.85%, 04/01/30 (a)	500,000	563,180
3.50%, 04/01/40 (a)	350,000	420,136
3.50%, 04/01/50 (a)	650,000	793,019
3.70%, 04/01/60 (a)	150,000	192,909
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(c)	500,000	599,890
5.55%, 12/01/28 (a)(c)	250,000	316,953
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	200,000	215,192
3.88%, 06/18/26 (a)(c)	250,000	286,323
3.15%, 05/01/27 (a)(c)	200,000	221,002
4.30%, 06/18/29 (a)(c)	350,000	417,301
3.40%, 05/01/30 (a)(c)	350,000	398,377
Oracle Corp.
2.50%, 05/15/22 (a)	1,150,000	1,180,785
2.50%, 10/15/22	1,400,000	1,455,748
2.63%, 02/15/23 (a)	550,000	576,515
3.63%, 07/15/23	200,000	216,816
2.40%, 09/15/23 (a)	1,000,000	1,052,380
3.40%, 07/08/24 (a)	650,000	711,776
2.95%, 11/15/24 (a)	500,000	544,105
2.50%, 04/01/25 (a)	1,100,000	1,182,335
2.95%, 05/15/25 (a)	500,000	548,295
2.65%, 07/15/26 (a)	756,000	829,619
2.80%, 04/01/27 (a)	700,000	773,591
3.25%, 11/15/27 (a)	1,000,000	1,140,800
2.95%, 04/01/30 (a)	1,200,000	1,343,316
3.25%, 05/15/30 (a)	150,000	172,775
4.30%, 07/08/34 (a)	600,000	761,184
3.90%, 05/15/35 (a)	350,000	428,697
3.85%, 07/15/36 (a)	500,000	606,480
3.80%, 11/15/37 (a)	900,000	1,085,166
6.50%, 04/15/38	500,000	796,815
6.13%, 07/08/39	200,000	309,352
3.60%, 04/01/40 (a)	1,100,000	1,293,490
5.38%, 07/15/40	750,000	1,075,597
4.50%, 07/08/44 (a)	250,000	326,100
4.13%, 05/15/45 (a)	595,000	742,411
4.00%, 07/15/46 (a)	1,100,000	1,351,372
4.00%, 11/15/47 (a)	700,000	861,924
3.60%, 04/01/50 (a)	1,500,000	1,753,725
4.38%, 05/15/55 (a)	525,000	692,879
3.85%, 04/01/60 (a)	1,150,000	1,412,924
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	361,680
1.35%, 06/01/23	350,000	358,862

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 10/01/24 (a)	400,000	427,676
1.65%, 06/01/25 (a)	350,000	366,468
2.65%, 10/01/26 (a)	400,000	440,240
2.85%, 10/01/29 (a)	650,000	724,100
2.30%, 06/01/30 (a)	300,000	321,801
3.25%, 06/01/50 (a)	350,000	404,148
QUALCOMM, Inc.
3.00%, 05/20/22	400,000	415,376
2.60%, 01/30/23 (a)	200,000	209,774
2.90%, 05/20/24 (a)	125,000	134,816
3.45%, 05/20/25 (a)	650,000	725,881
3.25%, 05/20/27 (a)	350,000	398,153
1.30%, 05/20/28 (a)	734,000	742,133
2.15%, 05/20/30 (a)	400,000	424,804
1.65%, 05/20/32 (a)(c)	850,000	854,394
4.65%, 05/20/35 (a)	300,000	403,395
4.80%, 05/20/45 (a)	700,000	993,440
4.30%, 05/20/47 (a)	250,000	338,718
3.25%, 05/20/50 (a)	275,000	320,293
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	426,496
3.70%, 04/11/28 (a)	375,000	443,156
Seagate HDD Cayman
4.75%, 06/01/23	400,000	432,600
4.75%, 01/01/25	180,000	196,301
4.88%, 06/01/27 (a)	301,000	338,902
4.09%, 06/01/29 (a)(c)	272,000	291,649
4.13%, 01/15/31 (a)(c)	300,000	320,838
5.75%, 12/01/34 (a)	150,000	176,873
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	489,045
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	650,000	677,131
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	200,974
2.00%, 09/03/30 (a)	200,000	198,790
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	350,000	357,410
2.25%, 05/01/23 (a)	250,000	261,308
1.38%, 03/12/25 (a)	250,000	259,670
2.90%, 11/03/27 (a)	200,000	224,270
2.25%, 09/04/29 (a)	350,000	377,874
1.75%, 05/04/30 (a)	200,000	207,306
3.88%, 03/15/39 (a)	50,000	62,873
4.15%, 05/15/48 (a)	550,000	740,355
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	270,933
4.90%, 06/15/28 (a)	175,000	209,834
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	250,000	256,535
3.45%, 08/01/24 (a)	165,000	179,360
3.70%, 02/15/26 (a)	150,000	168,696
3.13%, 08/15/27 (a)	150,000	167,147
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	567,320
4.13%, 03/15/29 (a)	475,000	573,154
3.63%, 05/15/50 (a)	100,000	116,790
VMware, Inc.
2.95%, 08/21/22 (a)	450,000	467,068
4.50%, 05/15/25 (a)	350,000	401,044
3.90%, 08/21/27 (a)	500,000	564,815
4.70%, 05/15/30 (a)	500,000	602,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	377,503
2.38%, 06/01/30 (a)	200,000	210,048
		210,715,163
Transportation 0.7%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	118,029	116,550
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	688,075	669,387
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	43,235	41,959
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	337,831	328,770
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	115,123
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (a)	250,000	256,653
3.85%, 09/01/23 (a)	425,000	460,836
3.75%, 04/01/24 (a)	250,000	274,108
3.40%, 09/01/24 (a)	1,300,000	1,427,270
3.00%, 04/01/25 (a)	240,000	263,021
7.00%, 12/15/25	150,000	194,403
6.20%, 08/15/36	100,000	152,751
5.05%, 03/01/41 (a)	500,000	695,350
5.40%, 06/01/41 (a)	150,000	218,898
4.40%, 03/15/42 (a)	200,000	263,186
4.38%, 09/01/42 (a)	550,000	727,683
4.45%, 03/15/43 (a)	200,000	267,928
5.15%, 09/01/43 (a)	550,000	793,149
4.55%, 09/01/44 (a)	800,000	1,089,448
3.90%, 08/01/46 (a)	100,000	127,497
4.05%, 06/15/48 (a)	1,200,000	1,580,712
4.15%, 12/15/48 (a)	300,000	401,379
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	162,194
6.90%, 07/15/28	150,000	208,691
6.38%, 11/15/37	150,000	235,539
3.20%, 08/02/46 (a)	300,000	354,948
3.65%, 02/03/48 (a)	300,000	372,456
4.45%, 01/20/49 (a)	350,000	489,905
2.45%, 05/01/50 (a)	300,000	309,216
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	161,649
2.90%, 02/01/25 (a)	271,000	294,070
4.00%, 06/01/28 (a)	250,000	294,175
2.05%, 03/05/30 (a)	200,000	210,300
7.13%, 10/15/31	350,000	520,362
4.80%, 09/15/35 (a)	45,000	59,233
5.95%, 05/15/37	200,000	295,764
4.80%, 08/01/45 (a)	150,000	208,451
6.13%, 09/15/15 (a)	289,000	484,185
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	236,850
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	259,388	262,174
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	84,535	85,032
CSX Corp.
3.40%, 08/01/24 (a)	300,000	328,083
3.35%, 11/01/25 (a)	150,000	168,099
2.60%, 11/01/26 (a)	250,000	273,453
3.25%, 06/01/27 (a)	628,000	710,613
3.80%, 03/01/28 (a)	250,000	291,435
2.40%, 02/15/30 (a)	175,000	189,271

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.15%, 05/01/37	500,000	743,330
5.50%, 04/15/41 (a)	550,000	775,648
4.75%, 05/30/42 (a)	50,000	65,755
4.10%, 03/15/44 (a)	850,000	1,063,443
3.80%, 11/01/46 (a)	500,000	605,740
4.50%, 03/15/49 (a)	300,000	404,154
3.80%, 04/15/50 (a)	150,000	185,559
3.95%, 05/01/50 (a)	300,000	378,393
4.50%, 08/01/54 (a)	200,000	265,316
4.25%, 11/01/66 (a)	100,000	133,947
4.65%, 03/01/68 (a)	125,000	176,724
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	274,887	281,028
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	188,000	192,260
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	145,515	145,910
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 02/20/34	250,000	255,550
FedEx Corp.
2.63%, 08/01/22	200,000	207,104
4.00%, 01/15/24	300,000	332,487
3.80%, 05/15/25 (a)	300,000	339,024
3.25%, 04/01/26 (a)	350,000	390,803
3.30%, 03/15/27 (a)	400,000	448,844
3.40%, 02/15/28 (a)	450,000	514,579
4.20%, 10/17/28 (a)	100,000	119,684
3.10%, 08/05/29 (a)	300,000	335,670
4.25%, 05/15/30 (a)	300,000	364,725
4.90%, 01/15/34	62,000	80,199
3.90%, 02/01/35	300,000	359,679
3.88%, 08/01/42	200,000	234,132
5.10%, 01/15/44	250,000	338,365
4.10%, 02/01/45	77,000	91,832
4.75%, 11/15/45 (a)	265,000	346,472
4.55%, 04/01/46 (a)	500,000	639,645
4.40%, 01/15/47 (a)	675,000	847,604
4.95%, 10/17/48 (a)	300,000	409,005
5.25%, 05/15/50 (a)	550,000	780,604
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	432,735
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	192,684	193,058
JetBlue 2020-1 Class A Pass Through Trust
Series 1A
4.00%, 11/15/32	250,000	269,418
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	155,957
2.88%, 11/15/29 (a)	150,000	162,423
4.30%, 05/15/43 (a)	150,000	175,016
4.95%, 08/15/45 (a)	200,000	254,286
4.70%, 05/01/48 (a)	200,000	254,816
4.20%, 11/15/69 (a)	350,000	415,170
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	222,278
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	700,000	719,292
2.90%, 06/15/26 (a)	550,000	608,421
2.55%, 11/01/29 (a)	100,000	108,463
4.84%, 10/01/41	350,000	479,468
4.45%, 06/15/45 (a)	250,000	326,537
4.65%, 01/15/46 (a)	450,000	605,605
3.94%, 11/01/47 (a)	250,000	307,673
4.15%, 02/28/48 (a)	275,000	349,643
4.10%, 05/15/49 (a)	100,000	126,836
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 11/01/49 (a)	100,000	115,025
3.05%, 05/15/50 (a)	300,000	329,007
4.05%, 08/15/52 (a)	250,000	319,422
3.16%, 05/15/55 (a)	275,000	300,440
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	155,015
3.40%, 03/01/23 (a)	275,000	291,541
3.75%, 06/09/23 (a)	200,000	215,298
3.88%, 12/01/23 (a)	250,000	272,978
3.65%, 03/18/24 (a)	500,000	546,845
3.35%, 09/01/25 (a)	235,000	262,027
2.90%, 12/01/26 (a)	200,000	220,110
Southwest Airlines Co.
4.75%, 05/04/23	250,000	271,960
5.25%, 05/04/25 (a)	350,000	406,283
3.00%, 11/15/26 (a)	350,000	375,431
5.13%, 06/15/27 (a)	475,000	564,827
3.45%, 11/16/27 (a)	300,000	328,224
2.63%, 02/10/30 (a)	650,000	663,630
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	262,310
2.95%, 01/15/23 (a)	150,000	156,831
2.75%, 04/15/23 (a)	100,000	104,787
3.50%, 06/08/23 (a)	100,000	107,245
3.65%, 02/15/24 (a)	350,000	381,003
3.15%, 03/01/24 (a)	250,000	270,640
3.25%, 08/15/25 (a)	500,000	554,885
2.75%, 03/01/26 (a)	500,000	546,955
2.15%, 02/05/27 (a)	175,000	186,403
3.70%, 03/01/29 (a)	300,000	349,932
2.40%, 02/05/30 (a)	250,000	269,900
3.38%, 02/01/35 (a)	600,000	690,354
4.38%, 09/10/38 (a)	300,000	377,466
3.55%, 08/15/39 (a)	250,000	289,825
4.15%, 01/15/45 (a)	400,000	493,820
4.05%, 11/15/45 (a)	120,000	148,110
4.00%, 04/15/47 (a)	500,000	619,400
4.30%, 03/01/49 (a)	200,000	263,102
3.25%, 02/05/50 (a)	650,000	741,292
3.80%, 10/01/51 (a)	250,000	307,438
3.95%, 08/15/59 (a)	150,000	185,810
3.84%, 03/20/60 (a)	700,000	867,881
2.97%, 09/16/62 (a)(c)	450,000	473,548
4.38%, 11/15/65 (a)	300,000	401,958
4.10%, 09/15/67 (a)	50,000	62,932
3.75%, 02/05/70 (a)	250,000	299,955
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	843,366	850,282
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	101,013	101,653
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	203,223	205,619
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	505,021	512,631
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	16,828	16,860
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	317,885	314,710
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	302,997	314,726
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	197,046	188,544
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	256,723
2.45%, 10/01/22	350,000	363,251

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/01/23 (a)	250,000	261,855
2.20%, 09/01/24 (a)	150,000	159,365
2.80%, 11/15/24 (a)	150,000	162,420
3.90%, 04/01/25 (a)	450,000	509,103
3.05%, 11/15/27 (a)	350,000	397,218
3.40%, 03/15/29 (a)	100,000	115,565
2.50%, 09/01/29 (a)	150,000	163,545
4.45%, 04/01/30 (a)	325,000	407,452
6.20%, 01/15/38	400,000	626,724
5.20%, 04/01/40 (a)	150,000	213,465
4.88%, 11/15/40 (a)	550,000	761,722
3.63%, 10/01/42	100,000	121,355
3.40%, 11/15/46 (a)	200,000	240,248
3.75%, 11/15/47 (a)	250,000	317,518
4.25%, 03/15/49 (a)	310,000	415,316
3.40%, 09/01/49 (a)	200,000	241,090
5.30%, 04/01/50 (a)	400,000	604,636
		60,587,959
		1,464,602,660

Utility 2.2%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	111,238
2.10%, 07/01/30 (a)	250,000	261,478
3.45%, 01/15/50 (a)	150,000	171,285
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	303,775
4.25%, 09/15/48 (a)	110,000	144,620
3.80%, 06/15/49 (a)	250,000	308,665
AES Corp.
1.38%, 01/15/26 (a)(c)	250,000	252,245
2.45%, 01/15/31 (a)(c)	350,000	354,630
Alabama Power Co.
3.55%, 12/01/23	350,000	381,398
1.45%, 09/15/30 (a)	250,000	252,495
6.00%, 03/01/39	225,000	334,955
3.85%, 12/01/42	150,000	184,262
4.30%, 01/02/46 (a)	500,000	665,375
3.70%, 12/01/47 (a)	850,000	1,034,144
4.30%, 07/15/48 (a)	100,000	133,940
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	848,482
3.50%, 01/15/31 (a)	300,000	346,230
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	385,179
3.70%, 12/01/47 (a)	150,000	184,734
3.25%, 03/15/50 (a)	100,000	116,929
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	400,000	480,028
3.25%, 03/01/50 (a)	200,000	215,114
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	554,020
3.30%, 06/01/27 (a)	300,000	333,654
7.00%, 04/01/38	410,000	634,463
4.45%, 06/01/45 (a)	500,000	637,010
4.50%, 03/01/49 (a)	150,000	199,211
3.70%, 05/01/50 (a)	300,000	361,248
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	274,957
4.35%, 11/15/45 (a)	775,000	1,005,214
3.35%, 05/15/50 (a)	250,000	291,877
2.65%, 09/15/50 (a)	250,000	259,705
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	545,460
3.20%, 04/15/25 (a)	100,000	109,635
3.80%, 06/01/29 (a)	145,000	167,155
Avista Corp.
4.35%, 06/01/48 (a)	150,000	194,142
Baltimore Gas and Electric Co.
3.50%, 11/15/21 (a)	100,000	101,911
3.50%, 08/15/46 (a)	250,000	294,335
3.75%, 08/15/47 (a)	100,000	122,564
4.25%, 09/15/48 (a)	100,000	132,343
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	367,139
3.50%, 02/01/25 (a)	150,000	165,536
4.05%, 04/15/25 (a)(c)	600,000	681,606
3.25%, 04/15/28 (a)	625,000	715,087
3.70%, 07/15/30 (a)(c)	200,000	237,204
6.13%, 04/01/36	637,000	942,989
5.95%, 05/15/37	250,000	363,880
5.15%, 11/15/43 (a)	260,000	357,916
4.50%, 02/01/45 (a)	350,000	450,219
3.80%, 07/15/48 (a)	250,000	300,867
4.25%, 10/15/50 (a)(c)	300,000	387,489
2.85%, 05/15/51 (a)(c)	350,000	360,185
Black Hills Corp.
3.05%, 10/15/29 (a)	200,000	220,010
2.50%, 06/15/30 (a)	250,000	263,943
4.35%, 05/01/33 (a)	400,000	485,748
4.20%, 09/15/46 (a)	100,000	121,524
3.88%, 10/15/49 (a)	100,000	117,418
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	150,518
3.95%, 03/01/48 (a)	200,000	257,018
4.25%, 02/01/49 (a)	300,000	398,028
2.90%, 07/01/50 (a)	150,000	164,721
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	500,000	517,090
3.85%, 02/01/24 (a)	250,000	273,872
4.25%, 11/01/28 (a)	400,000	474,668
2.95%, 03/01/30 (a)	400,000	437,732
3.70%, 09/01/49 (a)	150,000	172,868
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	270,000	299,279
3.38%, 09/15/29 (a)	170,000	177,528
4.97%, 05/01/46 (a)	100,000	116,959
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	386,687
3.45%, 08/15/27 (a)	200,000	226,046
4.88%, 03/01/44 (a)	400,000	532,240
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	135,116
3.70%, 08/15/28 (a)	950,000	1,126,396
6.45%, 01/15/38	300,000	464,085
3.80%, 10/01/42 (a)	200,000	239,556
4.60%, 08/15/43 (a)	150,000	197,799
4.70%, 01/15/44 (a)	150,000	201,764
3.70%, 03/01/45 (a)	250,000	297,967
4.35%, 11/15/45 (a)	150,000	195,404
3.65%, 06/15/46 (a)	250,000	299,072
3.75%, 08/15/47 (a)	100,000	122,233
4.00%, 03/01/48 (a)	100,000	127,126
4.00%, 03/01/49 (a)	300,000	383,619
3.20%, 11/15/49 (a)	100,000	113,065
3.00%, 03/01/50 (a)	250,000	274,857

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Connecticut Light and Power Co.
4.30%, 04/15/44 (a)	200,000	262,172
4.00%, 04/01/48 (a)	250,000	325,885
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	229,276
5.30%, 03/01/35	250,000	331,317
6.75%, 04/01/38	500,000	765,065
5.50%, 12/01/39	250,000	346,815
5.70%, 06/15/40	150,000	211,442
3.95%, 03/01/43 (a)	1,000,000	1,180,140
4.45%, 03/15/44 (a)	950,000	1,200,135
4.13%, 05/15/49 (a)	150,000	185,973
3.95%, 04/01/50 (a)	350,000	427,021
4.63%, 12/01/54 (a)	525,000	705,679
4.30%, 12/01/56 (a)	50,000	64,257
4.00%, 11/15/57 (a)	250,000	308,500
4.50%, 05/15/58 (a)	240,000	319,658
3.70%, 11/15/59 (a)	300,000	351,438
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	267,858
3.95%, 05/15/43 (a)	250,000	312,907
4.05%, 05/15/48 (a)	100,000	130,832
4.35%, 04/15/49 (a)	350,000	479,794
3.10%, 08/15/50 (a)	250,000	288,105
3.50%, 08/01/51 (a)	100,000	123,103
2.50%, 05/01/60 (a)	300,000	301,080
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	293,655
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	541,385
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	250,000	336,455
5.45%, 02/01/41 (a)	100,000	144,187
5.10%, 06/01/65 (a)	175,000	278,616
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	250,000	258,305
3.07%, 08/15/24	200,000	216,250
2.85%, 08/15/26 (a)	500,000	551,400
4.25%, 06/01/28 (a)	150,000	180,245
3.38%, 04/01/30 (a)	550,000	626,802
6.30%, 03/15/33	45,000	63,932
5.25%, 08/01/33	500,000	658,725
5.95%, 06/15/35	100,000	140,149
7.00%, 06/15/38	200,000	307,370
4.90%, 08/01/41 (a)	200,000	263,344
4.05%, 09/15/42 (a)	400,000	480,688
4.70%, 12/01/44 (a)	100,000	131,189
4.60%, 03/15/49 (a)	150,000	201,672
5.75%, 10/01/54 (a)(b)	100,000	111,434
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	166,116
2.63%, 03/01/31 (a)	300,000	332,595
4.30%, 07/01/44 (a)	100,000	130,105
3.70%, 03/15/45 (a)	150,000	182,018
3.70%, 06/01/46 (a)	400,000	491,872
4.05%, 05/15/48 (a)	150,000	197,033
3.95%, 03/01/49 (a)	389,000	504,529
DTE Energy Co.
2.60%, 06/15/22	100,000	103,152
3.30%, 06/15/22 (a)	500,000	518,370
2.25%, 11/01/22	200,000	207,094
3.70%, 08/01/23 (a)	250,000	270,285
3.50%, 06/01/24 (a)	140,000	152,188
2.53%, 10/01/24	120,000	128,242
2.85%, 10/01/26 (a)	645,000	708,965
3.40%, 06/15/29 (a)	200,000	227,344
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 03/01/30 (a)	200,000	220,060
6.38%, 04/15/33	250,000	359,550
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	211,680
3.95%, 11/15/28 (a)	236,000	281,281
2.45%, 02/01/30 (a)	250,000	269,680
6.10%, 06/01/37	250,000	371,380
6.05%, 04/15/38	1,255,000	1,890,256
5.30%, 02/15/40	600,000	857,148
4.25%, 12/15/41 (a)	250,000	317,617
3.75%, 06/01/45 (a)	750,000	903,810
3.88%, 03/15/46 (a)	250,000	307,907
3.70%, 12/01/47 (a)	200,000	241,950
Duke Energy Corp.
2.40%, 08/15/22 (a)	100,000	103,173
3.05%, 08/15/22 (a)	950,000	984,333
3.75%, 04/15/24 (a)	690,000	760,270
0.90%, 09/15/25 (a)	200,000	200,740
2.65%, 09/01/26 (a)	500,000	545,270
3.15%, 08/15/27 (a)	200,000	223,940
3.40%, 06/15/29 (a)	350,000	397,561
2.45%, 06/01/30 (a)	500,000	533,410
4.80%, 12/15/45 (a)	100,000	132,559
3.75%, 09/01/46 (a)	200,000	232,640
3.95%, 08/15/47 (a)	250,000	302,870
4.20%, 06/15/49 (a)	200,000	253,838
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,120,180
3.80%, 07/15/28 (a)	100,000	117,573
2.50%, 12/01/29 (a)	150,000	163,659
1.75%, 06/15/30 (a)	250,000	255,230
6.40%, 06/15/38	250,000	390,142
5.65%, 04/01/40	250,000	368,065
3.85%, 11/15/42 (a)	250,000	300,325
4.20%, 07/15/48 (a)	100,000	129,465
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/29	150,000	161,858
Duke Energy Indiana LLC
6.35%, 08/15/38	150,000	231,018
4.90%, 07/15/43 (a)	75,000	102,284
3.75%, 05/15/46 (a)	50,000	60,006
3.25%, 10/01/49 (a)	200,000	227,348
2.75%, 04/01/50 (a)	200,000	209,844
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	174,011
2.13%, 06/01/30 (a)	200,000	209,210
4.30%, 02/01/49 (a)	150,000	194,120
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	167,400
4.10%, 05/15/42 (a)	200,000	250,038
4.38%, 03/30/44 (a)	200,000	260,486
4.15%, 12/01/44 (a)	550,000	703,054
4.20%, 08/15/45 (a)	50,000	64,413
3.70%, 10/15/46 (a)	500,000	608,850
3.60%, 09/15/47 (a)	200,000	241,818
2.50%, 08/15/50 (a)	250,000	251,923
Edison International
2.40%, 09/15/22 (a)	200,000	204,900
3.13%, 11/15/22 (a)	150,000	155,928
2.95%, 03/15/23 (a)	500,000	520,910
3.55%, 11/15/24 (a)	200,000	217,114
El Paso Electric Co.
6.00%, 05/15/35	69,000	96,169

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Emera US Finance LP
3.55%, 06/15/26 (a)	187,000	210,197
4.75%, 06/15/46 (a)	525,000	674,693
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	225,508
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	562,875
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	565,705
4.20%, 04/01/49 (a)	300,000	394,368
2.65%, 06/15/51 (a)	250,000	256,945
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	262,230
0.90%, 09/15/25 (a)	250,000	250,535
2.95%, 09/01/26 (a)	250,000	275,925
2.80%, 06/15/30 (a)	250,000	271,317
3.75%, 06/15/50 (a)	200,000	234,098
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	176,801
2.40%, 10/01/26 (a)	500,000	541,550
3.12%, 09/01/27 (a)	150,000	166,757
3.25%, 04/01/28 (a)	150,000	169,014
1.60%, 12/15/30 (a)	300,000	303,573
4.00%, 03/15/33 (a)	211,000	263,761
4.95%, 01/15/45 (a)	500,000	550,675
4.20%, 09/01/48 (a)	200,000	261,120
4.20%, 04/01/50 (a)	50,000	65,191
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	250,000	306,845
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	289,867
1.75%, 03/15/31 (a)	250,000	250,923
3.55%, 09/30/49 (a)	200,000	232,940
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	310,107
4.10%, 04/01/43 (a)	650,000	809,945
4.25%, 12/01/45 (a)	250,000	322,367
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	105,337
4.20%, 06/15/47 (a)	95,000	122,625
4.13%, 04/01/49 (a)	200,000	258,862
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	371,329
2.90%, 09/15/29 (a)	250,000	274,715
Eversource Energy
2.75%, 03/15/22 (a)	500,000	513,720
2.80%, 05/01/23 (a)	100,000	105,079
3.80%, 12/01/23 (a)	500,000	547,000
3.30%, 01/15/28 (a)	250,000	280,757
1.65%, 08/15/30 (a)	250,000	249,438
3.45%, 01/15/50 (a)	250,000	287,330
Exelon Corp.
3.50%, 06/01/22 (a)	300,000	312,153
3.95%, 06/15/25 (a)	500,000	566,870
3.40%, 04/15/26 (a)	100,000	112,729
4.05%, 04/15/30 (a)	450,000	533,700
4.95%, 06/15/35 (a)(c)	250,000	313,905
5.63%, 06/15/35	250,000	338,422
5.10%, 06/15/45 (a)	100,000	135,639
4.45%, 04/15/46 (a)	150,000	191,847
4.70%, 04/15/50 (a)	250,000	332,082
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	521,960
6.25%, 10/01/39	750,000	906,787
5.60%, 06/15/42 (a)	250,000	288,267
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	261,900
3.25%, 06/01/24 (a)	250,000	269,675
2.85%, 04/01/25 (a)	250,000	272,972
3.13%, 12/01/25 (a)	500,000	555,365
4.95%, 06/01/35	150,000	208,676
5.95%, 02/01/38	150,000	225,401
5.96%, 04/01/39	500,000	764,600
5.69%, 03/01/40	100,000	149,248
4.13%, 02/01/42 (a)	150,000	191,237
4.05%, 06/01/42 (a)	350,000	446,159
3.80%, 12/15/42 (a)	275,000	341,313
3.70%, 12/01/47 (a)	55,000	68,660
3.95%, 03/01/48 (a)	250,000	325,405
4.13%, 06/01/48 (a)	150,000	200,924
3.99%, 03/01/49 (a)	150,000	196,577
3.15%, 10/01/49 (a)	350,000	405,170
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	341,949
Georgia Power Co.
2.85%, 05/15/22	500,000	517,295
2.10%, 07/30/23	250,000	261,250
2.20%, 09/15/24 (a)	150,000	158,528
3.25%, 03/30/27 (a)	100,000	110,923
2.65%, 09/15/29 (a)	100,000	110,039
4.75%, 09/01/40	100,000	131,106
4.30%, 03/15/42	150,000	190,881
4.30%, 03/15/43	100,000	126,975
3.70%, 01/30/50 (a)	100,000	121,759
Iberdrola International BV
6.75%, 07/15/36	200,000	306,734
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	261,000
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	58,240
4.55%, 03/15/46 (a)	100,000	131,678
3.75%, 07/01/47 (a)	250,000	300,585
4.25%, 08/15/48 (a)	200,000	257,640
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	219,712
4.10%, 09/26/28 (a)	100,000	119,518
2.30%, 06/01/30 (a)	300,000	318,552
6.25%, 07/15/39	350,000	512,109
3.70%, 09/15/46 (a)	50,000	58,628
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)(c)	200,000	232,370
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	523,679
3.35%, 11/15/27 (a)	100,000	112,752
5.30%, 07/01/43 (a)	100,000	133,674
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	275,454
3.30%, 06/01/50 (a)	250,000	284,282
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	322,545
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	56,251
3.65%, 04/15/29 (a)	200,000	238,064
6.75%, 12/30/31	200,000	299,568
5.80%, 10/15/36	200,000	292,266
4.80%, 09/15/43 (a)	150,000	204,909
4.40%, 10/15/44 (a)	325,000	424,915
4.25%, 05/01/46 (a)	200,000	262,882
3.95%, 08/01/47 (a)	150,000	190,475
3.65%, 08/01/48 (a)	250,000	307,092

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 07/15/49 (a)	350,000	470,575
3.15%, 04/15/50 (a)	200,000	230,258
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	291,642
4.25%, 03/15/42	100,000	122,574
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	250,000	256,505
2.30%, 09/15/22 (a)	250,000	258,110
3.40%, 11/15/23 (a)	250,000	269,972
2.95%, 02/07/24 (a)	410,000	439,385
3.25%, 11/01/25 (a)	400,000	445,852
3.40%, 02/07/28 (a)	250,000	287,737
3.90%, 11/01/28 (a)	250,000	294,190
3.70%, 03/15/29 (a)	200,000	234,250
1.35%, 03/15/31 (a)	250,000	247,508
4.75%, 04/30/43 (a)(b)	100,000	105,334
5.25%, 04/20/46 (a)(b)	450,000	497,884
4.40%, 11/01/48 (a)	150,000	201,726
4.30%, 03/15/49 (a)	100,000	131,940
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	880,845
6.65%, 04/01/36	500,000	762,705
3.13%, 08/01/50 (a)	200,000	221,918
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	100,000	103,214
2.80%, 01/15/23 (a)	250,000	262,040
3.15%, 04/01/24 (a)	350,000	378,696
2.75%, 05/01/25 (a)	450,000	487,449
3.25%, 04/01/26 (a)	500,000	560,105
3.55%, 05/01/27 (a)	200,000	228,288
3.50%, 04/01/29 (a)	600,000	686,136
2.75%, 11/01/29 (a)	350,000	381,769
2.25%, 06/01/30 (a)	800,000	839,408
4.80%, 12/01/77 (a)(b)	150,000	164,765
Northern States Power Co.
6.25%, 06/01/36	620,000	934,470
6.20%, 07/01/37	150,000	233,157
3.40%, 08/15/42 (a)	145,000	170,382
4.00%, 08/15/45 (a)	250,000	325,975
3.60%, 05/15/46 (a)	300,000	367,854
3.60%, 09/15/47 (a)	250,000	308,135
2.90%, 03/01/50 (a)	200,000	224,888
2.60%, 06/01/51 (a)	50,000	53,115
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	316,495
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	170,055
3.25%, 05/15/29 (a)	250,000	286,742
5.50%, 03/15/40	150,000	218,258
4.40%, 03/01/44 (a)	150,000	198,641
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	200,841
5.38%, 11/01/40	150,000	190,280
5.05%, 10/01/48 (a)	100,000	127,411
3.75%, 08/01/50 (a)	250,000	269,472
5.25%, 09/01/50	150,000	187,623
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	218,898
4.00%, 06/01/49 (a)	250,000	314,835
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	143,243
3.25%, 04/01/30 (a)	150,000	171,110
4.15%, 04/01/47 (a)	240,000	295,709
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	400,000	430,356
3.70%, 11/15/28 (a)	265,000	310,596
5.75%, 03/15/29 (a)	73,000	95,329
7.50%, 09/01/38	200,000	331,880
4.55%, 12/01/41 (a)	800,000	1,060,248
3.75%, 04/01/45 (a)	200,000	245,776
4.10%, 11/15/48 (a)	150,000	195,738
3.80%, 06/01/49 (a)	150,000	187,940
3.10%, 09/15/49 (a)	200,000	228,894
3.70%, 05/15/50 (a)	150,000	188,171
5.35%, 10/01/52 (a)(c)	250,000	387,922
Pacific Gas and Electric Co.
1.75%, 06/16/22 (a)	500,000	501,500
3.85%, 11/15/23 (a)	500,000	532,850
3.50%, 06/15/25 (a)	500,000	541,165
3.15%, 01/01/26	500,000	533,705
2.95%, 03/01/26 (a)	500,000	529,440
2.10%, 08/01/27 (a)	450,000	458,140
3.30%, 12/01/27 (a)	500,000	535,160
3.75%, 07/01/28	500,000	547,630
4.55%, 07/01/30 (a)	1,250,000	1,427,537
2.50%, 02/01/31 (a)	550,000	551,166
4.50%, 07/01/40	1,000,000	1,126,790
3.30%, 08/01/40 (a)	250,000	251,110
4.45%, 04/15/42 (a)	500,000	546,285
4.00%, 12/01/46 (a)	250,000	260,388
3.95%, 12/01/47 (a)	250,000	259,695
4.95%, 07/01/50 (a)	1,300,000	1,546,701
3.50%, 08/01/50 (a)	500,000	497,485
PacifiCorp
2.95%, 02/01/22 (a)	83,000	84,830
3.50%, 06/15/29 (a)	100,000	115,810
2.70%, 09/15/30 (a)	150,000	165,513
7.70%, 11/15/31	100,000	154,330
5.75%, 04/01/37	100,000	142,962
6.35%, 07/15/38	350,000	530,442
6.00%, 01/15/39	100,000	149,403
4.13%, 01/15/49 (a)	250,000	322,607
4.15%, 02/15/50 (a)	300,000	394,026
3.30%, 03/15/51 (a)	250,000	289,555
PECO Energy Co.
3.70%, 09/15/47 (a)	500,000	612,950
3.90%, 03/01/48 (a)	1,000,000	1,267,490
3.00%, 09/15/49 (a)	100,000	110,907
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	152,720
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	271,677
4.15%, 03/15/43 (a)	100,000	126,619
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	104,494
3.40%, 06/01/23 (a)	750,000	797,850
4.13%, 04/15/30 (a)	350,000	417,431
4.70%, 06/01/43 (a)	100,000	125,444
5.00%, 03/15/44 (a)	250,000	323,770
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	762,290
4.75%, 07/15/43 (a)	300,000	403,722
4.15%, 06/15/48 (a)	550,000	715,374
Progress Energy, Inc.
7.75%, 03/01/31	250,000	372,857
7.00%, 10/30/31	60,000	86,272
6.00%, 12/01/39	85,000	119,688

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	358,368
3.70%, 06/15/28 (a)	150,000	175,301
1.90%, 01/15/31 (a)	155,000	161,831
6.25%, 09/01/37	200,000	303,474
4.05%, 09/15/49 (a)	300,000	394,299
3.20%, 03/01/50 (a)	250,000	290,662
2.70%, 01/15/51 (a)	100,000	107,690
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	324,207
3.60%, 07/01/49 (a)	250,000	304,830
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	167,046
2.45%, 01/15/30 (a)	100,000	108,876
3.95%, 05/01/42 (a)	100,000	123,705
3.80%, 01/01/43 (a)	125,000	153,255
3.80%, 03/01/46 (a)	200,000	249,532
3.60%, 12/01/47 (a)	500,000	608,950
3.85%, 05/01/49 (a)	250,000	319,675
3.20%, 08/01/49 (a)	150,000	172,817
3.15%, 01/01/50 (a)	200,000	230,190
2.70%, 05/01/50 (a)	250,000	266,448
2.05%, 08/01/50 (a)	300,000	282,045
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	156,462
2.88%, 06/15/24 (a)	250,000	269,620
0.80%, 08/15/25 (a)	500,000	500,955
1.60%, 08/15/30 (a)	250,000	247,175
Puget Energy, Inc.
4.10%, 06/15/30 (a)	200,000	229,718
Puget Sound Energy, Inc.
5.80%, 03/15/40	200,000	285,042
5.64%, 04/15/41 (a)	250,000	357,425
4.30%, 05/20/45 (a)	150,000	190,223
4.22%, 06/15/48 (a)	250,000	320,540
3.25%, 09/15/49 (a)	150,000	168,879
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	107,589
2.50%, 05/15/26 (a)	200,000	216,996
1.70%, 10/01/30 (a)	200,000	202,636
3.75%, 06/01/47 (a)	150,000	176,675
4.15%, 05/15/48 (a)	169,000	212,419
4.10%, 06/15/49 (a)	140,000	177,163
3.32%, 04/15/50 (a)	150,000	171,972
Sempra Energy
3.55%, 06/15/24 (a)	400,000	435,924
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	217,276
Southern California Edison Co.
2.40%, 02/01/22 (a)	200,000	203,674
3.50%, 10/01/23 (a)	250,000	268,653
1.20%, 02/01/26 (a)	200,000	201,914
4.20%, 03/01/29 (a)	150,000	176,171
6.65%, 04/01/29	500,000	637,465
2.85%, 08/01/29 (a)	150,000	163,745
2.25%, 06/01/30 (a)	150,000	156,470
6.00%, 01/15/34	100,000	140,330
5.35%, 07/15/35	250,000	337,650
5.55%, 01/15/37	500,000	640,505
5.95%, 02/01/38	500,000	681,680
5.50%, 03/15/40	200,000	267,304
4.05%, 03/15/42 (a)	105,000	120,753
3.90%, 03/15/43 (a)	200,000	226,604
4.65%, 10/01/43 (a)	400,000	499,048
3.60%, 02/01/45 (a)	100,000	110,679
4.00%, 04/01/47 (a)	500,000	588,930
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 03/01/48 (a)	550,000	660,445
4.88%, 03/01/49 (a)	450,000	596,272
3.65%, 02/01/50 (a)	400,000	457,528
Southern Co.
2.95%, 07/01/23 (a)	500,000	530,265
3.25%, 07/01/26 (a)	550,000	617,342
3.70%, 04/30/30 (a)	500,000	580,380
4.25%, 07/01/36 (a)	250,000	309,877
4.40%, 07/01/46 (a)	450,000	567,720
4.00%, 01/15/51 (a)(b)	250,000	264,465
5.50%, 03/15/57 (a)(b)	150,000	155,846
Southern Power Co.
2.50%, 12/15/21 (a)	100,000	101,881
5.15%, 09/15/41	650,000	802,249
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	544,840
4.10%, 09/15/28 (a)	200,000	236,102
3.90%, 04/01/45 (a)	100,000	116,591
3.85%, 02/01/48 (a)	150,000	176,927
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	196,233
3.40%, 08/15/46 (a)	100,000	113,350
3.70%, 08/15/47 (a)	150,000	178,035
3.75%, 06/15/49 (a)	100,000	121,663
3.15%, 05/01/50 (a)	250,000	279,487
Tampa Electric Co.
4.10%, 06/15/42 (a)	50,000	60,622
4.30%, 06/15/48 (a)	550,000	706,711
Toledo Edison Co.
6.15%, 05/15/37	100,000	136,903
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	272,027
1.50%, 08/01/30 (a)	250,000	247,968
4.85%, 12/01/48 (a)	100,000	135,301
4.00%, 06/15/50 (a)	100,000	123,011
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	48,712
3.50%, 03/15/29 (a)	750,000	866,587
2.95%, 03/15/30 (a)	150,000	168,177
3.90%, 09/15/42 (a)	115,000	140,774
3.65%, 04/15/45 (a)	100,000	119,587
4.00%, 04/01/48 (a)	250,000	315,420
3.25%, 10/01/49 (a)	100,000	115,295
2.63%, 03/15/51 (a)	250,000	261,525
Virginia Electric and Power Co.
2.95%, 01/15/22 (a)	250,000	255,180
2.75%, 03/15/23 (a)	481,000	504,319
3.45%, 02/15/24 (a)	250,000	269,877
3.15%, 01/15/26 (a)	250,000	277,407
2.95%, 11/15/26 (a)	200,000	223,382
3.50%, 03/15/27 (a)	700,000	799,701
2.88%, 07/15/29 (a)	150,000	168,605
6.00%, 05/15/37	550,000	805,145
8.88%, 11/15/38	150,000	279,025
4.00%, 01/15/43 (a)	100,000	125,619
4.45%, 02/15/44 (a)	500,000	660,660
4.20%, 05/15/45 (a)	50,000	64,421
3.80%, 09/15/47 (a)	300,000	374,946
4.60%, 12/01/48 (a)	450,000	632,898
3.30%, 12/01/49 (a)	200,000	233,948
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	101,000	112,718
1.38%, 10/15/27 (a)	250,000	254,635
1.80%, 10/15/30 (a)	250,000	251,173

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	105,741
4.30%, 10/15/48 (a)	125,000	169,708
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	250,000	282,457
3.65%, 04/01/50 (a)	150,000	179,808
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	294,407
4.75%, 11/01/44 (a)	100,000	136,642
3.30%, 09/01/49 (a)	300,000	345,390
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	220,392
4.00%, 06/15/28 (a)	250,000	295,140
2.60%, 12/01/29 (a)	200,000	217,328
3.40%, 06/01/30 (a)	250,000	287,727
6.50%, 07/01/36	140,000	210,364
3.50%, 12/01/49 (a)	200,000	233,400
		173,681,296
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	721,298
1.50%, 01/15/31 (a)	250,000	249,845
5.50%, 06/15/41 (a)	150,000	216,402
4.15%, 01/15/43 (a)	100,000	125,300
4.13%, 10/15/44 (a)	100,000	126,841
4.30%, 10/01/48 (a)	100,000	133,264
4.13%, 03/15/49 (a)	150,000	195,546
3.38%, 09/15/49 (a)	200,000	235,630
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	58,476
1.75%, 10/01/30 (a)	200,000	202,448
5.85%, 01/15/41 (a)	250,000	352,232
4.10%, 09/01/47 (a)	300,000	368,016
National Grid USA
5.80%, 04/01/35	100,000	130,646
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	503,840
3.49%, 05/15/27 (a)	225,000	255,620
2.95%, 09/01/29 (a)	100,000	110,073
3.60%, 05/01/30 (a)	350,000	405,793
1.70%, 02/15/31 (a)	400,000	398,608
4.80%, 02/15/44 (a)	775,000	1,023,721
5.65%, 02/01/45 (a)	300,000	434,289
4.38%, 05/15/47 (a)	150,000	191,487
3.95%, 03/30/48 (a)	100,000	123,233
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	108,897
2.00%, 05/15/30 (a)	250,000	260,985
4.66%, 02/01/44 (a)	200,000	263,312
4.50%, 11/01/48 (a)	100,000	133,691
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	309,290
3.64%, 11/01/46 (a)	160,000	184,446
3.35%, 06/01/50 (a)	150,000	169,124
Sempra Energy
2.88%, 10/01/22 (a)	250,000	259,898
2.90%, 02/01/23 (a)	250,000	262,618
4.05%, 12/01/23 (a)	200,000	219,080
3.75%, 11/15/25 (a)	135,000	152,582
3.25%, 06/15/27 (a)	150,000	167,880
3.40%, 02/01/28 (a)	250,000	285,123
3.80%, 02/01/38 (a)	250,000	289,807
6.00%, 10/15/39	350,000	502,967
4.00%, 02/01/48 (a)	250,000	298,177
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	55,521
2.60%, 06/15/26 (a)	400,000	435,336
2.55%, 02/01/30 (a)	250,000	271,340
5.13%, 11/15/40	100,000	137,877
3.75%, 09/15/42 (a)	100,000	118,450
4.13%, 06/01/48 (a)	150,000	193,421
4.30%, 01/15/49 (a)	400,000	533,400
3.95%, 02/15/50 (a)	150,000	190,430
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	112,468
1.75%, 01/15/31 (a)	250,000	252,605
4.40%, 06/01/43 (a)	100,000	123,737
3.95%, 10/01/46 (a)	650,000	769,106
4.40%, 05/30/47 (a)	250,000	316,920
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	263,320
4.15%, 06/01/49 (a)	250,000	310,490
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	66,070
3.65%, 09/15/49 (a)	250,000	298,615
		14,879,591
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	276,923
2.95%, 09/01/27 (a)	100,000	110,462
3.75%, 09/01/28 (a)	250,000	292,327
3.45%, 06/01/29 (a)	250,000	287,540
2.80%, 05/01/30 (a)	200,000	220,858
6.59%, 10/15/37	450,000	698,062
4.30%, 12/01/42 (a)	150,000	198,347
4.00%, 12/01/46 (a)	90,000	113,695
3.75%, 09/01/47 (a)	400,000	491,084
4.20%, 09/01/48 (a)	250,000	329,015
4.15%, 06/01/49 (a)	150,000	198,648
3.45%, 05/01/50 (a)	200,000	238,014
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	288,390
2.70%, 04/15/30 (a)	200,000	217,538
4.28%, 05/01/49 (a)	150,000	193,872
3.35%, 04/15/50 (a)	200,000	223,692
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	142,884
		4,521,351
		193,082,238
Total Corporates
(Cost $2,139,325,830)		2,376,181,307

Treasuries 36.7% of net assets
Bonds
7.25%, 08/15/22	1,498,000	1,671,001
7.63%, 11/15/22	2,198,000	2,505,806
7.13%, 02/15/23	1,498,000	1,719,657
6.25%, 08/15/23	2,248,000	2,607,329
7.50%, 11/15/24	1,748,000	2,238,328
7.63%, 02/15/25	1,000,000	1,301,836
6.88%, 08/15/25	1,200,000	1,560,281
6.00%, 02/15/26	1,889,000	2,428,103
6.75%, 08/15/26	1,209,000	1,632,575
6.50%, 11/15/26	1,748,000	2,358,093
6.63%, 02/15/27	1,000,000	1,370,195
6.38%, 08/15/27	1,200,000	1,654,594

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 11/15/27	2,934,000	4,030,124
5.50%, 08/15/28	1,748,000	2,373,047
5.25%, 11/15/28	2,248,000	3,031,463
5.25%, 02/15/29	2,774,000	3,762,454
6.13%, 08/15/29	3,144,000	4,556,835
6.25%, 05/15/30	3,131,000	4,666,902
5.38%, 02/15/31	4,194,000	6,027,237
4.50%, 02/15/36	3,144,000	4,614,803
4.75%, 02/15/37	2,082,000	3,174,237
5.00%, 05/15/37	3,348,000	5,247,728
4.38%, 02/15/38	2,796,000	4,157,303
4.50%, 05/15/38	2,996,000	4,524,896
3.50%, 02/15/39	2,472,000	3,357,478
4.25%, 05/15/39	4,046,000	6,005,465
4.50%, 08/15/39	3,746,000	5,732,551
4.38%, 11/15/39	4,625,000	6,995,313
4.63%, 02/15/40	4,305,000	6,711,428
1.13%, 05/15/40	15,900,000	15,100,031
4.38%, 05/15/40	4,194,000	6,367,672
1.13%, 08/15/40	21,800,000	20,650,391
3.88%, 08/15/40	5,394,000	7,733,648
1.38%, 11/15/40	17,600,000	17,408,875
4.25%, 11/15/40	4,853,000	7,293,149
4.75%, 02/15/41	4,692,000	7,499,136
4.38%, 05/15/41	4,144,000	6,355,536
3.75%, 08/15/41	4,317,000	6,136,885
3.13%, 11/15/41	4,944,000	6,468,143
3.13%, 02/15/42	5,682,000	7,453,186
3.00%, 05/15/42	2,998,000	3,858,520
2.75%, 08/15/42	6,391,000	7,925,839
2.75%, 11/15/42	9,008,000	11,164,290
3.13%, 02/15/43	8,086,000	10,611,612
2.88%, 05/15/43	10,831,000	13,702,061
3.63%, 08/15/43	9,417,000	13,308,134
3.75%, 11/15/43	9,250,000	13,322,168
3.63%, 02/15/44	11,177,000	15,833,792
3.38%, 05/15/44	10,794,000	14,770,071
3.13%, 08/15/44	10,682,000	14,096,902
3.00%, 11/15/44	10,936,000	14,164,683
2.50%, 02/15/45	11,682,000	13,940,824
3.00%, 05/15/45	10,134,000	13,156,782
2.88%, 08/15/45	10,532,000	13,409,375
3.00%, 11/15/45	3,982,000	5,185,311
2.50%, 02/15/46	10,986,000	13,135,136
2.50%, 05/15/46	10,882,000	13,011,641
2.25%, 08/15/46	11,678,000	13,343,027
2.88%, 11/15/46	9,369,000	11,979,145
3.00%, 02/15/47	11,134,000	14,570,753
3.00%, 05/15/47	4,088,000	5,358,154
2.75%, 08/15/47	11,430,000	14,343,757
2.75%, 11/15/47	11,528,000	14,480,249
3.00%, 02/15/48	12,534,000	16,465,563
3.13%, 05/15/48	15,120,000	20,311,594
3.00%, 08/15/48	15,728,000	20,706,895
3.38%, 11/15/48	14,684,000	20,637,903
3.00%, 02/15/49	16,426,000	21,681,037
2.88%, 05/15/49	16,676,000	21,549,822
2.25%, 08/15/49	16,976,000	19,445,477
2.38%, 11/15/49	15,478,000	18,199,951
2.00%, 02/15/50	17,698,000	19,239,662
1.25%, 05/15/50	21,900,000	19,882,805
1.38%, 08/15/50	25,650,000	24,026,836
1.63%, 11/15/50	18,100,000	18,032,125
Notes
2.00%, 02/15/22	8,582,000	8,763,362
1.13%, 02/28/22	14,498,000	14,669,031
1.75%, 02/28/22	10,586,000	10,786,969
1.88%, 02/28/22	9,788,000	9,987,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 03/15/22	13,980,000	14,358,170
0.38%, 03/31/22	15,000,000	15,049,512
1.75%, 03/31/22	9,942,000	10,144,529
1.88%, 03/31/22	11,184,000	11,428,868
2.25%, 04/15/22	11,982,000	12,310,569
0.13%, 04/30/22	15,600,000	15,604,570
1.75%, 04/30/22	9,988,000	10,205,512
1.88%, 04/30/22	11,910,000	12,187,977
1.75%, 05/15/22	12,190,000	12,462,370
2.13%, 05/15/22	14,182,000	14,571,174
0.13%, 05/31/22	14,400,000	14,403,094
1.75%, 05/31/22	15,986,000	16,353,491
1.88%, 05/31/22	11,990,000	12,287,877
1.75%, 06/15/22	11,492,000	11,763,588
0.13%, 06/30/22	13,800,000	13,803,234
1.75%, 06/30/22	10,486,000	10,741,391
2.13%, 06/30/22	9,792,000	10,085,378
1.75%, 07/15/22	14,980,000	15,354,793
0.13%, 07/31/22	16,500,000	16,503,223
1.88%, 07/31/22	12,292,000	12,632,191
2.00%, 07/31/22	9,488,000	9,768,934
1.50%, 08/15/22	12,710,000	12,994,734
1.63%, 08/15/22	6,891,000	7,059,372
0.13%, 08/31/22	18,200,000	18,202,133
1.63%, 08/31/22	10,488,000	10,748,766
1.88%, 08/31/22	8,988,000	9,248,687
1.50%, 09/15/22	10,388,000	10,630,657
0.13%, 09/30/22	20,200,000	20,201,973
1.75%, 09/30/22	8,442,000	8,680,915
1.88%, 09/30/22	8,488,000	8,746,619
1.38%, 10/15/22	11,482,000	11,738,102
0.13%, 10/31/22	17,800,000	17,802,086
1.88%, 10/31/22	9,986,000	10,304,889
2.00%, 10/31/22	10,586,000	10,947,826
1.63%, 11/15/22	22,645,000	23,278,352
0.13%, 11/30/22	22,000,000	22,002,578
2.00%, 11/30/22	16,672,000	17,267,894
1.63%, 12/15/22	12,288,000	12,648,480
0.13%, 12/31/22	21,000,000	21,001,230
2.13%, 12/31/22	19,472,000	20,246,316
1.50%, 01/15/23	8,286,000	8,517,425
1.75%, 01/31/23	8,448,000	8,732,790
2.38%, 01/31/23	10,486,000	10,973,845
1.38%, 02/15/23	8,492,000	8,715,910
2.00%, 02/15/23	9,672,000	10,055,480
1.50%, 02/28/23	4,498,000	4,630,480
2.63%, 02/28/23	5,188,000	5,466,247
0.50%, 03/15/23	5,300,000	5,343,270
1.50%, 03/31/23	6,990,000	7,203,250
2.50%, 03/31/23	8,090,000	8,518,201
0.25%, 04/15/23	6,000,000	6,015,703
1.63%, 04/30/23	7,990,000	8,265,905
2.75%, 04/30/23	7,186,000	7,621,371
0.13%, 05/15/23	8,900,000	8,897,914
1.75%, 05/15/23	15,680,000	16,278,412
1.63%, 05/31/23	7,838,000	8,117,841
2.75%, 05/31/23	9,984,000	10,609,950
0.25%, 06/15/23	10,000,000	10,026,563
1.38%, 06/30/23	5,494,000	5,662,468
2.63%, 06/30/23	10,968,000	11,644,503
0.13%, 07/15/23	9,400,000	9,395,594
1.25%, 07/31/23	6,242,000	6,419,995
2.75%, 07/31/23	5,896,000	6,291,216
0.13%, 08/15/23	14,700,000	14,691,961
2.50%, 08/15/23	12,152,000	12,902,006
1.38%, 08/31/23	4,992,000	5,155,215
2.75%, 08/31/23	7,994,000	8,545,461
0.13%, 09/15/23	15,800,000	15,788,891

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 09/30/23	6,742,000	6,968,752
2.88%, 09/30/23	11,672,000	12,540,105
0.13%, 10/15/23	12,600,000	12,591,141
1.63%, 10/31/23	7,740,000	8,063,205
2.88%, 10/31/23	7,486,000	8,060,317
0.25%, 11/15/23	16,900,000	16,946,871
2.75%, 11/15/23	13,278,000	14,267,107
2.13%, 11/30/23	11,234,000	11,878,638
2.88%, 11/30/23	5,576,000	6,015,763
0.13%, 12/15/23	20,000,000	19,977,344
2.25%, 12/31/23	7,342,000	7,800,588
2.63%, 12/31/23	17,776,000	19,080,731
2.25%, 01/31/24	6,694,000	7,121,788
2.50%, 01/31/24	10,970,000	11,754,184
2.75%, 02/15/24	16,595,000	17,930,379
2.13%, 02/29/24	9,238,000	9,804,549
2.38%, 02/29/24	12,982,000	13,877,555
2.13%, 03/31/24	22,218,000	23,609,229
2.00%, 04/30/24	9,494,000	10,063,640
2.25%, 04/30/24	18,574,000	19,840,805
2.50%, 05/15/24	22,698,000	24,459,755
2.00%, 05/31/24	19,468,000	20,660,415
1.75%, 06/30/24	13,032,000	13,732,470
2.00%, 06/30/24	8,240,000	8,755,322
1.75%, 07/31/24	15,078,000	15,905,523
2.13%, 07/31/24	8,488,000	9,067,571
2.38%, 08/15/24	22,568,000	24,326,717
1.25%, 08/31/24	12,186,000	12,641,547
1.88%, 08/31/24	9,490,000	10,062,366
1.50%, 09/30/24	12,982,000	13,596,109
2.13%, 09/30/24	9,784,000	10,474,231
1.50%, 10/31/24	14,480,000	15,177,981
2.25%, 10/31/24	9,238,000	9,946,728
2.25%, 11/15/24	21,870,000	23,565,779
1.50%, 11/30/24	14,480,000	15,185,334
2.13%, 11/30/24	8,988,000	9,644,896
1.75%, 12/31/24	11,982,000	12,693,431
2.25%, 12/31/24	8,988,000	9,701,071
1.38%, 01/31/25	9,996,000	10,447,382
2.50%, 01/31/25	8,488,000	9,259,546
2.00%, 02/15/25	14,686,000	15,728,362
1.13%, 02/28/25	5,998,000	6,209,804
2.75%, 02/28/25	7,390,000	8,147,186
0.50%, 03/31/25	14,200,000	14,331,461
2.63%, 03/31/25	4,724,000	5,190,495
0.38%, 04/30/25	8,900,000	8,933,375
2.88%, 04/30/25	10,986,000	12,206,905
2.13%, 05/15/25	19,380,400	20,921,747
0.25%, 05/31/25	8,700,000	8,683,688
2.88%, 05/31/25	9,288,000	10,336,165
0.25%, 06/30/25	16,500,000	16,458,750
2.75%, 06/30/25	8,988,000	9,968,956
0.25%, 07/31/25	16,100,000	16,053,461
2.88%, 07/31/25	10,386,000	11,594,184
2.00%, 08/15/25	22,668,000	24,423,885
0.25%, 08/31/25	17,900,000	17,841,266
2.75%, 08/31/25	9,736,000	10,827,877
0.25%, 09/30/25	16,300,000	16,237,602
3.00%, 09/30/25	8,682,000	9,771,320
0.25%, 10/31/25	20,800,000	20,711,438
3.00%, 10/31/25	10,688,000	12,049,050
2.25%, 11/15/25	20,872,000	22,797,768
0.38%, 11/30/25	22,600,000	22,632,664
2.88%, 11/30/25	10,682,000	11,995,552
0.38%, 12/31/25	21,000,000	21,017,227
2.63%, 12/31/25	9,686,000	10,773,405
2.63%, 01/31/26	8,738,000	9,732,289
1.63%, 02/15/26	20,672,000	21,986,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 02/28/26	13,476,000	14,937,304
2.25%, 03/31/26	10,086,000	11,061,111
2.38%, 04/30/26	8,084,000	8,926,820
1.63%, 05/15/26	20,285,000	21,598,771
2.13%, 05/31/26	9,388,000	10,249,056
1.88%, 06/30/26	10,484,000	11,312,072
1.88%, 07/31/26	9,284,000	10,023,093
1.50%, 08/15/26	18,724,000	19,825,498
1.38%, 08/31/26	6,986,000	7,348,945
1.63%, 09/30/26	7,490,000	7,985,335
1.63%, 10/31/26	10,084,000	10,754,822
2.00%, 11/15/26	17,082,000	18,592,689
1.63%, 11/30/26	7,986,000	8,520,064
1.75%, 12/31/26	6,990,000	7,512,066
1.50%, 01/31/27	7,190,000	7,621,400
2.25%, 02/15/27	15,126,000	16,721,320
1.13%, 02/28/27	4,800,000	4,977,937
0.63%, 03/31/27	7,500,000	7,545,410
0.50%, 04/30/27	6,850,000	6,833,410
2.38%, 05/15/27	18,920,000	21,106,147
0.50%, 05/31/27	8,200,000	8,172,133
0.50%, 06/30/27	11,400,000	11,352,352
0.38%, 07/31/27	14,600,000	14,407,234
2.25%, 08/15/27	17,272,000	19,153,029
0.50%, 08/31/27	14,000,000	13,914,687
0.38%, 09/30/27	17,000,000	16,741,016
0.50%, 10/31/27	14,900,000	14,783,594
2.25%, 11/15/27	14,074,000	15,627,638
0.63%, 11/30/27	21,600,000	21,596,625
0.63%, 12/31/27	21,000,000	20,978,672
2.75%, 02/15/28	20,822,000	23,876,978
2.88%, 05/15/28	21,770,000	25,222,586
2.88%, 08/15/28	21,268,000	24,707,434
3.13%, 11/15/28	25,214,000	29,854,952
2.63%, 02/15/29	23,666,000	27,173,375
2.38%, 05/15/29	22,558,000	25,499,352
1.63%, 08/15/29	17,666,000	18,901,240
1.75%, 11/15/29	12,466,000	13,474,967
1.50%, 02/15/30	22,298,000	23,595,813
0.63%, 05/15/30	30,700,000	30,021,242
0.63%, 08/15/30	38,300,000	37,351,477
0.88%, 11/15/30	28,400,000	28,304,594
Total Treasuries
(Cost $2,997,740,403)		3,203,026,285

Government Related 6.2% of net assets

Agency 2.6%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.63%, 01/31/22	350,000	359,027
1.63%, 09/17/22	500,000	512,135
2.88%, 03/13/23	850,000	898,815
1.50%, 02/12/25	700,000	730,786
0.38%, 09/17/25	500,000	497,455
		2,998,218
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	780,773
2.88%, 09/30/29 (a)	300,000	313,518
3.30%, 09/30/49 (a)	200,000	199,490
		1,293,781

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	700,000	760,522
4.88%, 04/30/44	250,000	312,472
CNOOC Petroleum North America ULC
5.88%, 03/10/35	500,000	655,635
6.40%, 05/15/37	750,000	1,034,557
Export Development Canada
2.00%, 05/17/22	250,000	256,303
1.75%, 07/18/22	750,000	768,180
2.50%, 01/24/23	600,000	628,614
1.38%, 02/24/23	900,000	922,986
2.75%, 03/15/23	450,000	475,281
2.63%, 02/21/24	740,000	794,383
		6,608,933
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	259,260
3.54%, 11/08/27	250,000	278,158
		537,418
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	559,390
4.13%, 01/16/25	427,000	465,891
5.38%, 06/26/26 (a)	378,000	435,766
6.88%, 04/29/30 (a)	950,000	1,226,222
7.38%, 09/18/43	350,000	478,398
5.88%, 05/28/45	650,000	788,469
		3,954,136
Germany 0.3%
FMS Wertmanagement
2.00%, 08/01/22 (i)	700,000	719,880
2.75%, 03/06/23 (i)	275,000	290,092
2.75%, 01/30/24 (i)	700,000	753,256
Kreditanstalt fuer Wiederaufbau
2.38%, 08/25/21 (i)	1,000,000	1,014,190
2.00%, 11/30/21 (i)	300,000	305,010
3.13%, 12/15/21 (i)	1,500,000	1,541,910
2.63%, 01/25/22 (i)	1,250,000	1,282,625
2.50%, 02/15/22 (i)	1,600,000	1,641,632
2.13%, 03/07/22 (i)	1,450,000	1,483,437
2.13%, 06/15/22 (i)	1,250,000	1,285,300
1.75%, 08/22/22 (i)	250,000	256,430
2.00%, 09/29/22 (i)	2,500,000	2,579,100
2.00%, 10/04/22 (i)	750,000	773,857
2.38%, 12/29/22 (i)	1,700,000	1,773,916
2.13%, 01/17/23 (i)	1,050,000	1,091,422
1.63%, 02/15/23 (i)	1,700,000	1,751,510
2.63%, 02/28/24 (i)	1,500,000	1,611,735
1.38%, 08/05/24 (i)	1,400,000	1,454,334
2.50%, 11/20/24 (i)	2,200,000	2,385,878
0.38%, 07/18/25 (i)	1,000,000	998,930
2.88%, 04/03/28 (i)	1,100,000	1,266,056
1.75%, 09/14/29 (i)	700,000	747,894
0.75%, 09/30/30 (i)	500,000	488,570
0.00%, 06/29/37 (h)(i)	750,000	593,678
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	450,000	487,148
2.00%, 01/13/25 (i)	1,150,000	1,223,289
2.38%, 06/10/25 (i)	600,000	650,922
1.75%, 07/27/26 (i)	500,000	533,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 11/15/27 (i)	500,000	558,960
0.88%, 09/03/30 (i)	750,000	738,293
		32,282,384
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	250,000	257,778
2.38%, 07/21/22	1,500,000	1,547,880
2.38%, 11/16/22	2,300,000	2,388,941
1.75%, 01/23/23	500,000	514,585
0.63%, 05/22/23	500,000	503,460
3.25%, 07/20/23	800,000	858,776
3.38%, 10/31/23	350,000	379,561
2.50%, 05/23/24	1,150,000	1,229,913
1.75%, 10/17/24	300,000	314,199
2.50%, 05/28/25	200,000	216,512
0.63%, 07/15/25	200,000	200,208
1.88%, 07/21/26	350,000	372,127
2.25%, 11/04/26	1,200,000	1,301,412
2.88%, 06/01/27	1,050,000	1,182,436
2.88%, 07/21/27	650,000	732,492
2.75%, 11/16/27	700,000	785,323
3.25%, 07/20/28	400,000	466,120
3.50%, 10/31/28	350,000	416,304
2.00%, 10/17/29	700,000	752,451
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	215,514
2.75%, 04/27/27	200,000	222,940
1.00%, 07/22/30	370,000	363,902
		15,222,834
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	515,420
2.45%, 01/17/23	450,000	469,939
2.65%, 01/15/24	100,000	106,348
3.70%, 03/01/24	550,000	605,066
3.25%, 11/10/24	150,000	165,327
2.88%, 04/06/25 (a)	450,000	491,377
3.00%, 04/06/27 (a)	150,000	167,385
3.63%, 09/10/28 (a)	250,000	291,643
3.13%, 04/06/30 (a)	500,000	569,395
2.38%, 05/22/30 (a)	100,000	107,211
3.63%, 04/06/40 (a)	150,000	181,514
4.25%, 11/23/41	900,000	1,135,170
3.95%, 05/15/43	100,000	122,609
4.80%, 11/08/43	210,000	285,159
3.25%, 11/18/49 (a)	250,000	279,405
3.70%, 04/06/50 (a)	450,000	543,694
		6,036,662
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	200,000	205,006
5.00%, 04/11/22	250,000	264,648
2.38%, 06/25/24	200,000	211,842
2.88%, 01/21/25	1,200,000	1,303,896
1.88%, 02/12/25	200,000	209,498
3.25%, 11/10/25	1,450,000	1,625,638
2.63%, 05/26/26	250,000	274,840
2.38%, 04/21/27	250,000	266,555
1.25%, 09/21/30	500,000	491,870
Korea Development Bank
3.38%, 03/12/23	200,000	212,910
3.75%, 01/22/24	300,000	328,155

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 10/01/24	550,000	579,584
3.38%, 09/16/25	500,000	561,355
2.00%, 09/12/26	350,000	374,472
		6,910,269
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	1,350,000	1,383,871
2.00%, 08/30/22	550,000	565,868
1.63%, 11/14/22	400,000	410,384
2.88%, 03/14/23	200,000	211,344
0.75%, 04/06/23	200,000	202,240
1.75%, 12/12/23	500,000	521,385
0.38%, 07/30/24	350,000	350,172
0.63%, 05/14/25	500,000	501,990
0.50%, 08/26/25	300,000	299,178
		4,446,432
		80,291,067
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	264,495
3.50%, 05/05/25	650,000	701,402
4.38%, 05/02/28	450,000	515,079
Fannie Mae
2.00%, 01/05/22	250,000	254,795
1.88%, 04/05/22	3,000,000	3,066,150
1.38%, 09/06/22	7,000,000	7,148,260
2.38%, 01/19/23	3,000,000	3,138,180
0.25%, 05/22/23	4,000,000	4,010,440
0.25%, 07/10/23	7,000,000	7,013,720
2.88%, 09/12/23	3,000,000	3,217,710
0.25%, 11/27/23	2,000,000	2,002,780
2.50%, 02/05/24	6,000,000	6,425,880
0.38%, 08/25/25	3,500,000	3,498,040
0.50%, 11/07/25	4,000,000	4,018,840
2.13%, 04/24/26	6,000,000	6,537,660
0.75%, 10/08/27	1,000,000	1,003,550
7.13%, 01/15/30	527,000	805,952
7.25%, 05/15/30	1,000,000	1,553,510
0.88%, 08/05/30	1,000,000	982,460
6.63%, 11/15/30	2,700,000	4,091,580
5.63%, 07/15/37	1,500,000	2,385,135
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,000,000	998,700
Federal Home Loan Bank
0.25%, 06/03/22	4,000,000	4,007,400
2.38%, 06/10/22	400,000	412,512
0.13%, 08/12/22	1,000,000	1,000,110
1.88%, 12/09/22	2,000,000	2,067,120
1.38%, 02/17/23	1,000,000	1,026,140
2.13%, 03/10/23	250,000	260,738
2.50%, 02/13/24	1,600,000	1,714,848
2.88%, 06/14/24	1,075,000	1,173,169
1.50%, 08/15/24	2,000,000	2,093,340
5.38%, 08/15/24	1,750,000	2,070,617
0.50%, 06/13/25	2,000,000	2,008,960
0.38%, 09/04/25	1,000,000	1,000,050
3.25%, 11/16/28	5,000,000	5,970,150
5.50%, 07/15/36	400,000	618,104
Freddie Mac
2.38%, 01/13/22	5,351,000	5,475,464
0.25%, 06/08/22	2,500,000	2,507,600
0.38%, 04/20/23	2,000,000	2,010,700
2.75%, 06/19/23	2,500,000	2,660,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 06/26/23	4,000,000	4,010,360
0.25%, 08/24/23	6,000,000	6,011,640
0.25%, 09/08/23	3,000,000	3,006,570
0.13%, 10/16/23	3,000,000	2,996,910
0.25%, 11/06/23	2,500,000	2,503,975
0.25%, 12/04/23	3,000,000	3,004,140
1.50%, 02/12/25	5,000,000	5,244,000
0.38%, 07/21/25	3,000,000	3,002,130
0.38%, 09/23/25	2,000,000	1,998,260
6.75%, 09/15/29	500,000	748,235
6.75%, 03/15/31	1,564,000	2,411,594
6.25%, 07/15/32	700,000	1,085,189
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,192,360
6.75%, 11/01/25	488,000	632,780
2.88%, 02/01/27	500,000	564,450
5.25%, 09/15/39	750,000	1,131,502
4.63%, 09/15/60	100,000	156,631
		142,412,841
		222,703,908

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,458,364
Province of Alberta
2.20%, 07/26/22	250,000	257,498
3.35%, 11/01/23	646,000	700,451
2.95%, 01/23/24	500,000	538,940
1.88%, 11/13/24	700,000	736,967
1.00%, 05/20/25	200,000	203,514
3.30%, 03/15/28	1,450,000	1,673,198
1.30%, 07/22/30	600,000	597,438
Province of British Columbia
2.00%, 10/23/22	650,000	671,014
1.75%, 09/27/24	500,000	526,470
2.25%, 06/02/26	450,000	490,028
Province of Manitoba
2.13%, 05/04/22	390,000	399,809
2.60%, 04/16/24	250,000	268,028
3.05%, 05/14/24	250,000	271,495
2.13%, 06/22/26	750,000	807,735
Province of New Brunswick
2.50%, 12/12/22	250,000	259,630
3.63%, 02/24/28	200,000	233,626
Province of Ontario
2.40%, 02/08/22	750,000	767,805
2.55%, 04/25/22	500,000	515,020
2.25%, 05/18/22	500,000	513,760
2.45%, 06/29/22	850,000	877,786
1.75%, 01/24/23	1,000,000	1,030,360
3.40%, 10/17/23	900,000	976,500
3.05%, 01/29/24	1,100,000	1,190,365
3.20%, 05/16/24	850,000	929,883
2.50%, 04/27/26	500,000	548,660
2.30%, 06/15/26	550,000	597,866
1.05%, 05/21/27	350,000	353,647
2.00%, 10/02/29	400,000	427,588
1.13%, 10/07/30	500,000	493,740
Province of Quebec
2.38%, 01/31/22	800,000	818,512
2.63%, 02/13/23	350,000	367,462
7.50%, 07/15/23	150,000	176,001

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.13%, 02/09/24	1,000,000	1,201,070
2.50%, 04/09/24	200,000	213,902
2.88%, 10/16/24	700,000	765,387
1.50%, 02/11/25	850,000	885,368
0.60%, 07/23/25	800,000	802,656
2.50%, 04/20/26	50,000	54,852
2.75%, 04/12/27	500,000	559,435
7.50%, 09/15/29	818,000	1,236,432
1.35%, 05/28/30	400,000	406,684
		26,804,946
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	175,461
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	300,218
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	500,000	725,390
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	464,607
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,295,707
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	919,502
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	1,107,432
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	2,084,437
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,467,346
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,571,571
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,440,813
GO Bonds
7.60%, 11/01/40	200,000	364,038
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	120,464
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	223,001
Series C
4.47%, 01/01/49	150,000	184,100
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	631,970
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	284,032
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	131,111
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	315,761
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	225,402
RB Series 2012
4.43%, 02/01/42	200,000	259,322
2.91%, 02/01/48 (a)	125,000	130,559
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of San Francisco CA Public Utilities Commission Water Revenue
Series A
3.30%, 11/01/39 (a)	250,000	271,850
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	100,000	172,808
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	256,319
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	511,481
Series D
2.66%, 09/01/39	145,000	162,233
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	143,511
Series D
2.81%, 09/01/43	150,000	161,648
Series H
2.90%, 09/01/49	200,000	213,844
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	286,848
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	963,978
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	566,335
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	161,801
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	50,000	76,550
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	354,370
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	218,864
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	162,982
Series C
3.09%, 11/01/40 (a)	160,000	167,141
Series A
3.14%, 11/01/45	20,000	21,544
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	358,026
District of Columbia
Series E
5.59%, 12/01/34	350,000	477,204
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	271,154
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	101,111
Series A
1.26%, 07/01/25	350,000	358,212
Series A
1.71%, 07/01/27	350,000	363,118
Series A
2.15%, 07/01/30	350,000	367,976

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	107,489
Series A
3.92%, 01/15/53 (a)	100,000	105,914
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	246,000	368,063
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	280,292
Series B
3.24%, 10/01/52 (a)	250,000	260,240
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	390,000	399,066
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,395,000	2,561,057
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	171,944
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	144,696
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	175,656
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	115,743
Series B
4.53%, 01/01/35	200,000	255,695
Los Angeles Community College District
GO Bonds Series 2020
1.61%, 08/01/28	125,000	130,258
GO Bonds Series 2020
1.81%, 08/01/30	200,000	208,120
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	260,292
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	153,183
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	437,742
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	389,200
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	317,056
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	677,773
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	103,789
RB Series D
3.20%, 07/01/50	100,000	103,246
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	511,744
RB Series B
3.40%, 10/15/40 (a)	100,000	107,359
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	911,086
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	555,460
Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	848,386
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	393,222
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	255,378
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	94,996
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	149,000	225,851
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	416,000	536,224
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,087,380
RB Series 2019B
4.13%, 06/15/42	250,000	265,060
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	839,260
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,390,039
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	619,500
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	462,411
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	398,000
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	402,253
New York State Dormitory Authority
Series F
3.11%, 02/15/39	200,000	220,024
RB Series 2009F
5.63%, 03/15/39	200,000	275,314
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	283,566
Series B
3.14%, 07/01/43	200,000	210,696
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	242,623
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	609,143
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	450,000	623,902
Series A
3.80%, 12/01/46	75,000	92,994
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	102,052
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	630,641

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	615,227
Port Authority of New York & New Jersey
RB Series AAA
1.09%, 07/01/23	300,000	304,641
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	343,738
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	287,178
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	271,632
Consolidated Bonds 168th Series
4.93%, 10/01/51	450,000	625,603
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,527,706
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	324,120
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	100,000	166,465
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	100,000	106,771
Series P
3.92%, 05/01/19 (a)	150,000	170,501
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	150,000	158,424
RB Series B
3.82%, 01/01/48	200,000	217,684
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	103,396
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	482,259
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	553,217
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,296,889
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	193,237
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	181,659
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,129,267
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	692,759
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	285,265
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	167,852
2.47%, 10/01/44 (a)	350,000	351,362
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of California
RB Series 2019BD
3.35%, 07/01/29	200,000	229,568
RB Series BG
1.61%, 05/15/30 (a)	250,000	252,546
RB Series 2013AJ
4.60%, 05/15/31	250,000	300,125
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	433,086
RB Series AS
5.95%, 05/15/45	250,000	370,228
RB Series AD
4.86%, 05/15/12	500,000	716,390
RB Series 2015AQ
4.77%, 05/15/15	200,000	282,878
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	200,000	221,847
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	68,858
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	350,000	344,703
Series C
4.18%, 09/01/17 (a)	150,000	201,181
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	275,000	297,125
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	570,649
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	255,880
Wisconsin
RB Series A
5.70%, 05/01/26	615,000	703,689
		59,319,835
		86,124,781

Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	1,100,000	1,128,721
2.00%, 11/15/22	750,000	775,650
1.63%, 01/22/25	1,050,000	1,103,025
		3,007,396
Chile 0.1%
Chile Government International Bond
3.25%, 09/14/21	150,000	153,381
2.25%, 10/30/22	150,000	155,510
3.13%, 03/27/25	400,000	441,252
3.13%, 01/21/26	400,000	444,888
3.24%, 02/06/28 (a)	750,000	852,007
2.55%, 01/27/32 (a)	600,000	647,340
3.63%, 10/30/42	100,000	117,592
3.86%, 06/21/47	450,000	550,859
3.50%, 01/25/50 (a)	650,000	749,742
		4,112,571

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	300,000	310,509
4.00%, 02/26/24 (a)	700,000	758,646
8.13%, 05/21/24	300,000	368,661
4.50%, 01/28/26 (a)	400,000	454,248
3.88%, 04/25/27 (a)	850,000	948,328
4.50%, 03/15/29 (a)	600,000	696,324
3.00%, 01/30/30 (a)	500,000	527,330
3.13%, 04/15/31 (a)	300,000	319,602
10.38%, 01/28/33	100,000	161,676
7.38%, 09/18/37	550,000	805,085
6.13%, 01/18/41	950,000	1,278,082
5.63%, 02/26/44 (a)	1,450,000	1,886,116
5.00%, 06/15/45 (a)	1,300,000	1,594,775
5.20%, 05/15/49 (a)	900,000	1,142,055
		11,251,437
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	650,000	714,656
5.75%, 11/22/23	600,000	685,236
5.38%, 03/25/24	500,000	571,710
7.63%, 03/29/41	550,000	979,616
		2,951,218
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	550,000	574,217
4.45%, 02/11/24	250,000	277,630
3.50%, 01/11/28	250,000	280,803
4.10%, 04/24/28	500,000	582,585
4.75%, 02/11/29	400,000	485,828
3.40%, 09/18/29	200,000	224,212
2.85%, 02/14/30	400,000	433,208
3.85%, 10/15/30	550,000	640,904
4.35%, 01/11/48	700,000	838,985
5.35%, 02/11/49	500,000	689,050
3.70%, 10/30/49	200,000	220,012
3.50%, 02/14/50	250,000	272,815
4.20%, 10/15/50	550,000	659,488
4.45%, 04/15/70	300,000	370,266
		6,550,003
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	211,234
3.15%, 06/30/23	700,000	746,606
2.88%, 03/16/26	300,000	331,128
3.25%, 01/17/28	300,000	343,119
2.50%, 01/15/30	550,000	597,047
2.75%, 07/03/30	900,000	995,508
4.50%, 01/30/43	700,000	926,828
4.13%, 01/17/48	250,000	323,765
3.38%, 01/15/50	850,000	946,280
3.88%, 07/03/50	650,000	784,901
4.50%, 04/03/20	300,000	399,438
		6,605,854
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,161,880
2.38%, 10/17/24	1,750,000	1,843,030
2.88%, 10/17/29	700,000	738,794
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.38%, 06/15/33	754,000	971,861
4.00%, 10/17/49	750,000	831,832
Republic of Italy Government International Bond
1.25%, 02/17/26	500,000	498,960
		6,046,357
Mexico 0.3%
Mexico Government International Bond
8.00%, 09/24/22	100,000	112,259
4.00%, 10/02/23	1,200,000	1,316,364
3.60%, 01/30/25	450,000	501,728
3.90%, 04/27/25 (a)	600,000	675,720
4.13%, 01/21/26	500,000	575,785
4.15%, 03/28/27	800,000	926,176
3.75%, 01/11/28	850,000	958,749
4.50%, 04/22/29	1,150,000	1,351,054
3.25%, 04/16/30 (a)	1,200,000	1,301,532
2.66%, 05/24/31 (a)	750,000	770,513
8.30%, 08/15/31	150,000	229,515
4.75%, 04/27/32 (a)	850,000	1,025,899
7.50%, 04/08/33	250,000	363,480
6.75%, 09/27/34	750,000	1,059,195
6.05%, 01/11/40	1,050,000	1,414,402
4.75%, 03/08/44	1,350,000	1,609,551
5.55%, 01/21/45	950,000	1,252,432
4.60%, 01/23/46	1,200,000	1,408,356
4.35%, 01/15/47	600,000	686,880
4.60%, 02/10/48	950,000	1,118,463
4.50%, 01/31/50 (a)	1,025,000	1,206,087
5.00%, 04/27/51 (a)	850,000	1,061,846
3.77%, 05/24/61 (a)	1,050,000	1,099,350
5.75%, 10/12/10	850,000	1,133,679
		23,159,015
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	776,398
3.75%, 03/16/25 (a)	750,000	831,870
7.13%, 01/29/26	300,000	383,730
8.88%, 09/30/27	150,000	216,816
3.88%, 03/17/28 (a)	400,000	459,900
9.38%, 04/01/29	500,000	780,975
3.16%, 01/23/30 (a)	400,000	444,920
2.25%, 09/29/32 (a)	750,000	774,645
6.70%, 01/26/36	900,000	1,340,388
4.50%, 05/15/47	200,000	258,086
4.50%, 04/16/50 (a)	750,000	966,315
4.30%, 04/29/53	400,000	508,704
4.50%, 04/01/56 (a)	750,000	970,275
3.87%, 07/23/60 (a)	575,000	679,449
		9,392,471
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	700,000	898,191
2.39%, 01/23/26 (a)	350,000	373,894
4.13%, 08/25/27	500,000	588,405
2.84%, 06/20/30	350,000	388,521
2.78%, 01/23/31 (a)	850,000	935,731
1.86%, 12/01/32 (a)	450,000	455,800
8.75%, 11/21/33	450,000	770,409
6.55%, 03/14/37	550,000	837,430
5.63%, 11/18/50	900,000	1,417,068

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.78%, 12/01/60 (a)	450,000	455,832
3.23%, 07/28/21 (a)	250,000	251,203
		7,372,484
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	613,663
9.50%, 10/21/24	500,000	671,275
10.63%, 03/16/25	250,000	355,345
5.50%, 03/30/26	400,000	498,752
3.00%, 02/01/28	650,000	720,551
3.75%, 01/14/29	600,000	701,538
9.50%, 02/02/30	650,000	1,074,157
2.46%, 05/05/30	700,000	756,658
7.75%, 01/14/31	550,000	851,086
1.65%, 06/10/31	200,000	202,776
6.38%, 01/15/32	350,000	501,953
6.38%, 10/23/34	700,000	1,030,750
5.00%, 01/13/37	200,000	265,154
3.95%, 01/20/40	1,300,000	1,552,733
3.70%, 03/01/41	250,000	290,360
3.70%, 02/02/42	1,100,000	1,281,093
2.95%, 05/05/45	200,000	212,076
2.65%, 12/10/45	500,000	508,010
		12,087,930
Poland 0.0%
Poland Government International Bond
5.00%, 03/23/22	1,150,000	1,218,046
3.00%, 03/17/23	1,000,000	1,058,210
4.00%, 01/22/24	600,000	665,574
3.25%, 04/06/26	644,000	727,475
		3,669,305
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	550,000	601,298
2.75%, 01/19/27	650,000	711,113
3.50%, 09/20/28	200,000	234,026
2.50%, 06/19/29	350,000	386,733
1.00%, 09/16/30	200,000	196,492
4.13%, 06/10/44	400,000	541,580
3.88%, 09/20/48	200,000	270,612
		2,941,854
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	66,667	73,001
4.50%, 08/14/24	150,000	165,668
4.38%, 10/27/27	500,000	592,550
4.38%, 01/23/31 (a)	650,000	799,428
7.63%, 03/21/36	700,000	1,136,450
4.13%, 11/20/45	250,000	312,412
5.10%, 06/18/50	1,150,000	1,613,956
4.98%, 04/20/55	900,000	1,255,482
		5,948,947
		105,096,842

Supranational* 1.4%
African Development Bank
2.38%, 09/23/21	800,000	812,744
0.50%, 04/22/22	200,000	200,848
1.63%, 09/16/22	350,000	358,568
2.13%, 11/16/22	1,500,000	1,553,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.75%, 04/03/23	950,000	961,561
3.00%, 09/20/23	50,000	53,730
Asian Development Bank
1.75%, 06/08/21	450,000	453,047
2.00%, 02/16/22	2,000,000	2,041,080
1.88%, 02/18/22	500,000	509,555
0.63%, 04/07/22	1,500,000	1,508,730
1.88%, 07/19/22	650,000	667,017
1.75%, 09/13/22	2,175,000	2,232,268
1.63%, 01/24/23	750,000	772,050
2.75%, 03/17/23	900,000	950,274
0.25%, 07/14/23	750,000	750,592
0.25%, 10/06/23	750,000	750,337
2.63%, 01/30/24	645,000	691,653
1.50%, 10/18/24	1,350,000	1,409,508
2.00%, 01/22/25	1,650,000	1,757,943
0.63%, 04/29/25	1,000,000	1,009,400
0.38%, 09/03/25	750,000	748,043
2.00%, 04/24/26	500,000	539,015
2.63%, 01/12/27	1,000,000	1,114,770
2.50%, 11/02/27	1,188,000	1,325,642
2.75%, 01/19/28	250,000	283,838
5.82%, 06/16/28	300,000	405,222
1.75%, 09/19/29	750,000	799,447
1.88%, 01/24/30	1,000,000	1,076,650
0.75%, 10/08/30	1,150,000	1,121,227
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	1,012,196
0.50%, 05/28/25	950,000	952,099
Corp. Andina de Fomento
2.13%, 09/27/21	613,000	620,209
3.25%, 02/11/22	600,000	616,860
4.38%, 06/15/22	550,000	578,237
2.38%, 05/12/23	350,000	361,939
3.75%, 11/23/23	250,000	270,198
1.63%, 09/23/25	300,000	304,329
Council of Europe Development Bank
1.75%, 09/26/22	650,000	667,563
0.25%, 06/10/23	200,000	200,178
0.25%, 10/20/23	200,000	200,126
2.50%, 02/27/24	315,000	336,984
1.38%, 02/27/25	350,000	364,084
European Bank for Reconstruction & Development
1.88%, 07/15/21	500,000	504,545
1.50%, 11/02/21	1,100,000	1,112,188
2.75%, 03/07/23	475,000	500,911
0.25%, 07/10/23	500,000	500,390
1.63%, 09/27/24	300,000	314,592
0.50%, 05/19/25	400,000	401,468
0.50%, 11/25/25	950,000	951,871
European Investment Bank
1.63%, 06/15/21	600,000	603,960
1.38%, 09/15/21	1,150,000	1,159,798
2.13%, 10/15/21	1,000,000	1,015,360
2.88%, 12/15/21	1,250,000	1,282,075
2.25%, 03/15/22	1,500,000	1,537,515
2.63%, 05/20/22	1,175,000	1,214,644
2.38%, 06/15/22	1,650,000	1,702,701
2.25%, 08/15/22	470,000	485,707
1.38%, 09/06/22	900,000	918,045
2.50%, 03/15/23	1,750,000	1,838,760
1.38%, 05/15/23	1,000,000	1,027,690
2.88%, 08/15/23	1,400,000	1,497,356
0.25%, 09/15/23	1,250,000	1,251,687
3.13%, 12/14/23	1,300,000	1,410,552
3.25%, 01/29/24	1,650,000	1,801,684

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 03/15/24	1,600,000	1,720,944
2.25%, 06/24/24	450,000	480,708
2.50%, 10/15/24	500,000	541,610
1.88%, 02/10/25	1,100,000	1,167,969
1.63%, 03/14/25	1,300,000	1,367,951
0.63%, 07/25/25	900,000	908,991
2.13%, 04/13/26	600,000	651,516
2.38%, 05/24/27	367,000	406,441
1.63%, 10/09/29	500,000	528,855
0.88%, 05/17/30	255,000	252,593
0.75%, 09/23/30	500,000	488,495
4.88%, 02/15/36	400,000	589,304
Inter-American Development Bank
1.25%, 09/14/21	800,000	806,080
2.13%, 01/18/22	1,250,000	1,275,525
1.75%, 04/14/22	1,100,000	1,122,275
1.75%, 09/14/22	1,000,000	1,026,590
2.50%, 01/18/23	1,250,000	1,308,300
0.50%, 05/24/23	1,300,000	1,309,074
3.00%, 10/04/23	750,000	807,000
0.25%, 11/15/23	750,000	750,308
2.63%, 01/16/24	1,150,000	1,231,960
3.00%, 02/21/24	500,000	542,395
2.13%, 01/15/25	1,100,000	1,176,648
1.75%, 03/14/25	1,350,000	1,425,951
0.88%, 04/03/25	650,000	662,812
0.63%, 07/15/25	500,000	504,365
2.00%, 06/02/26	550,000	592,411
2.00%, 07/23/26	500,000	539,055
2.38%, 07/07/27	1,200,000	1,324,776
0.63%, 09/16/27	750,000	744,098
3.13%, 09/18/28	1,700,000	1,992,774
2.25%, 06/18/29	1,150,000	1,270,405
3.88%, 10/28/41	150,000	207,213
3.20%, 08/07/42	200,000	252,756
4.38%, 01/24/44	600,000	898,272
International Bank for Reconstruction & Development
2.25%, 06/24/21	2,550,000	2,575,219
2.75%, 07/23/21	550,000	557,871
1.38%, 09/20/21	250,000	252,183
2.00%, 01/26/22	2,150,000	2,192,118
1.63%, 02/10/22	975,000	990,766
2.13%, 07/01/22	1,750,000	1,801,065
1.88%, 10/07/22	2,250,000	2,317,027
7.63%, 01/19/23	500,000	575,505
1.88%, 06/19/23	350,000	364,322
3.00%, 09/27/23	1,560,000	1,678,092
2.50%, 03/19/24	1,450,000	1,553,298
1.50%, 08/28/24	950,000	991,116
2.50%, 11/25/24	1,300,000	1,408,875
1.63%, 01/15/25	1,200,000	1,260,120
0.75%, 03/11/25	1,250,000	1,268,650
0.63%, 04/22/25	2,500,000	2,524,075
2.50%, 07/29/25	1,750,000	1,913,677
0.50%, 10/28/25	500,000	501,355
3.13%, 11/20/25	450,000	508,136
1.88%, 10/27/26	250,000	268,513
2.50%, 11/22/27	200,000	223,508
0.75%, 11/24/27	500,000	500,475
1.75%, 10/23/29	950,000	1,012,899
0.88%, 05/14/30	1,750,000	1,732,465
0.75%, 08/26/30	1,000,000	975,600
4.75%, 02/15/35	450,000	643,892
International Finance Corp.
1.13%, 07/20/21	650,000	653,445
2.00%, 10/24/22	850,000	878,058
0.50%, 03/20/23	200,000	201,444
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 07/31/23	500,000	533,960
1.38%, 10/16/24	750,000	779,715
0.75%, 08/27/30	750,000	731,475
Nordic Investment Bank
2.25%, 09/30/21	750,000	761,565
2.13%, 02/01/22	250,000	255,238
1.38%, 10/17/22	200,000	204,282
0.38%, 05/19/23	400,000	401,588
2.88%, 07/19/23	450,000	480,285
2.25%, 05/21/24	200,000	213,190
0.38%, 09/11/25	400,000	398,828
		124,337,350
Total Government Related
(Cost $505,846,542)		538,262,881

Securitized 29.3% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,061,190
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,053,758
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	555,611
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	911,857
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,181,645
		7,764,061
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8, Class A
3.18%, 04/15/24 (a)	1,200,000	1,224,839
Series 2019-1, Class A
2.87%, 10/15/24 (a)	1,300,000	1,341,371
Series 2019-3, Class A, ABS
2.00%, 04/15/25 (a)	630,000	649,062
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,518,240
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,345,641
Series 2019-A3, Class A3, ABS
2.06%, 08/15/28 (a)	2,000,000	2,136,568
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,075,569
Discover Card Execution Note Trust
Series 2018-A5, Class A5
3.32%, 03/15/24 (a)	585,000	597,627
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,393,716

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,222,216
		21,504,849
		29,268,910

Commercial Mortgage-Backed Securities 2.2%
BANK
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	688,098
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,145,602
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,138,688
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	905,212
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	750,431
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,354,870
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	677,611
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,233,585
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	713,338
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,181,082
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,904,851
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	2,001,392
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,941,209
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	6,038,982
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	4,117,526
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	1,103,096
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	671,851
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,097,656
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	230,829
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,766,966
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	666,090
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	570,616
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	6,366,784
Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM Mortgage Trust
Series 2012-LC4, Class A4
3.29%, 12/10/44 (a)	276,997	281,727
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	254,249	259,059
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,186,900
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	261,326
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	435,297	453,478
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	439,810
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	475,648	514,175
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	298,245	314,642
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	2,002,907
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	2,050,000	2,193,378
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,691	187,952
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	823,305
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	448,378
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	492,117
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	3,057,615
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	112,965
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,932,802	2,053,594
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	557,020
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,875	486,976
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	371,720
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	333,641
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,441,812
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	113,636
Fannie Mae
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	57,609	58,058
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)(f)(j)	25,912	26,141
Series 2014-M9, Class A2
3.10%, 07/25/24 (a)(f)(j)	465,575	503,356
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	504,462	540,726
Series 2015-M13, Class A2
2.71%, 06/25/25 (a)(f)(j)	150,000	162,580
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,825,895
Freddie Mac
Series K018, Class A2
2.79%, 01/25/22 (a)	134,389	136,167
Series K024, Class A2
2.57%, 09/25/22 (a)	800,000	820,135

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K026, Class A2
2.51%, 11/25/22 (a)	550,000	565,346
Series K027, Class A2
2.64%, 01/25/23 (a)	1,000,000	1,033,156
Series K028, Class A2
3.11%, 02/25/23 (a)	250,000	261,334
Series K030, Class A2
3.25%, 04/25/23 (a)(f)(k)	850,000	899,998
Series K031, Class A2
3.30%, 04/25/23 (a)	3,225,000	3,430,648
Series K033, Class A2
3.06%, 07/25/23 (a)	1,540,000	1,635,771
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	161,292
Series K035, Class A2
3.46%, 08/25/23 (a)(f)(k)	450,000	483,265
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,392,633
Series K037, Class A2
3.49%, 01/25/24 (a)	600,000	650,825
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,899,231
Series K728, Class A2
3.06%, 08/25/24 (a)(f)(k)	3,700,000	4,003,107
Series K040, Class A2
3.24%, 09/25/24 (a)	750,000	820,880
Series K045, Class A1
2.49%, 11/25/24 (a)	317,581	323,554
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	107,703
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	821,282
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,100,725
Series K045, Class A2
3.02%, 01/25/25 (a)	400,000	437,788
Series K053, Class A1
2.55%, 02/25/25 (a)	447,893	467,529
Series K731, Class A2
3.60%, 02/25/25 (a)(f)(k)	300,000	331,552
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	1,015,239
Series KS03, Class A4
3.16%, 05/25/25 (a)(f)(k)	250,000	273,944
Series K048, Class A2
3.28%, 06/25/25 (a)(f)(k)	838,000	933,813
Series K733, Class A2
3.75%, 08/25/25 (a)(f)(k)	1,500,000	1,688,673
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	1,050,911
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	328,822
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	821,419
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	110,250
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	829,199
Series K061, Class A2
3.35%, 11/25/26 (a)(f)(k)	520,000	592,748
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	295,150
Series K067, Class A1
2.90%, 03/25/27 (a)	1,459,470	1,575,498
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	121,776
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,509,036
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K070, Class A2, VRN
3.30%, 11/25/27 (a)(f)(k)	308,000	355,863
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,748,386
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	9,604,376
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,414,666
Series K083, Class A2
4.05%, 09/25/28 (a)(f)(k)	2,100,000	2,544,227
Series K085, Class A2
4.06%, 10/25/28 (a)(f)(k)	900,000	1,089,366
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	3,066,822
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	716,686
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	901,697
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,477,364
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	593,215
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,635,965
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	2,096,106
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	1,021,252
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	2,093,370
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.05%, 07/10/46 (a)(f)(l)	649,000	702,310
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	760,266
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	411,238
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	264,201	273,312
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	390,430	397,328
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	800,000	830,678
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	673,734
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,115,271
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	2,189,189
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,303,163
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	430,000	444,516
Series 2013-C10, Class A4
4.08%, 07/15/46 (a)(f)(l)	180,000	192,679
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(f)(k)	1,000,000	1,060,494
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	295,041
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	919,746	978,779
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	104,221

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	83,222
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4
3.24%, 03/15/45 (a)	300,000	305,667
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	449,184
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	278,477
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,493,896
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	3,116,687
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,752,253
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,142,255
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	559,364
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	519,924
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,934,074
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(f)(l)	640,000	687,944
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,069,390	1,157,311
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,383,668	1,526,682
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,703,270
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	163,803
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	840,498	882,398
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,769,462
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,266,786
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,753,402
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,781,673
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,162,669
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	810,801
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,497,000
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,259,124
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,255,089
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	559,625
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,483,144
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	902,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	823,762
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	580,453
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(f)(l)	520,000	563,638
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	107,613
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	881,000	925,793
		191,052,493

Mortgage-Backed Securities Pass-Through 26.8%
Fannie Mae
4.00%, 02/01/24 to 08/01/50 (a)	133,517,674	145,031,335
5.50%, 06/01/24 to 11/01/48 (a)	7,596,648	8,833,219
4.50%, 12/01/24 to 07/01/50 (a)	57,212,352	63,334,876
3.50%, 08/01/25 to 08/01/50 (a)	188,646,504	202,412,711
3.00%, 12/01/25 to 09/01/50 (a)	221,033,992	233,875,207
2.50%, 07/01/27 to 01/01/51 (a)	168,935,211	177,827,542
2.00%, 04/01/28 to 02/01/51 (a)	117,502,812	122,355,672
6.00%, 12/01/32 to 07/01/41 (a)	3,618,567	4,248,217
5.00%, 09/01/33 to 11/01/49 (a)	16,096,650	18,164,062
6.50%, 08/01/34 to 05/01/40 (a)	786,411	928,387
1.50%, 09/01/35 to 12/01/50 (a)	16,479,400	16,820,783
Freddie Mac
2.00%, 08/01/23 to 01/01/51 (a)	112,592,200	117,173,399
4.00%, 03/01/24 to 07/01/50 (a)	66,836,694	72,444,768
5.50%, 05/01/24 to 08/01/41 (a)	3,704,075	4,320,372
3.50%, 12/01/25 to 12/01/50 (a)	111,096,539	118,959,662
3.00%, 08/01/26 to 09/01/50 (a)	150,561,923	159,101,300
2.50%, 04/01/27 to 12/01/50 (a)	121,134,104	127,470,370
6.00%, 09/01/32 to 07/01/40 (a)	2,530,025	2,978,110
5.00%, 11/01/33 to 12/01/49 (a)	9,512,089	10,788,038
6.50%, 12/01/33 to 09/01/39 (a)	283,171	340,129
4.50%, 05/01/34 to 08/01/49 (a)	25,338,293	28,071,555
1.50%, 08/01/35 to 01/01/51 (a)	28,248,408	28,759,758
Ginnie Mae
3.00%, 01/20/27 to 08/20/50 (a)	150,235,195	158,732,986
2.50%, 03/20/27 to 09/20/50 (a)	62,098,320	65,771,342
3.50%, 09/20/32 to 07/20/50 (a)	139,445,012	150,176,609
6.00%, 10/20/32 to 01/20/45 (a)	1,161,455	1,338,761
5.50%, 02/20/33 to 03/20/49 (a)	2,343,433	2,631,844
5.00%, 03/20/33 to 07/20/49 (a)	11,816,564	13,192,112
4.50%, 01/20/39 to 02/20/50 (a)	31,002,670	34,192,592
4.00%, 06/15/39 to 02/20/50 (a)	68,699,150	74,460,408
2.00%, 07/20/50 to 09/20/50 (a)	4,145,392	4,338,323
Ginnie Mae TBA
2.00%, 01/01/51 (a)(m)	1,000,000	1,045,414
2.50%, 01/01/51 (a)(m)	2,000,000	2,116,952
3.00%, 01/01/51 (a)(m)	8,000,000	8,365,724
Government National Mortgage Association
2.50%, 09/20/35 to 12/20/50 (a)	26,630,725	28,207,127
3.00%, 03/15/50 to 11/20/50 (a)	1,803,259	1,889,698
3.50%, 05/20/50 to 11/20/50 (a)	1,703,703	1,802,872
2.00%, 10/20/50 to 12/20/50 (a)	22,048,443	23,074,596
UMBS TBA
2.00%, 01/01/36 to 01/01/51 (a)(m)	42,500,000	44,192,270
2.50%, 01/01/36 to 01/01/51 (a)(m)	30,000,000	31,525,126
3.00%, 01/01/36 to 01/01/51 (a)(m)	22,500,000	23,597,771

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 01/01/36 (a)(m)	500,000	530,061
1.50%, 01/01/51 (a)(m)	2,000,000	2,020,984
		2,337,443,044
Total Securitized
(Cost $2,490,122,112)		2,557,764,447
Security	Number of Shares	Value ($)
Other Investment Companies 2.6% of net assets

Money Market Fund 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (n)	229,760,498	229,760,498

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (n)	137,795	137,795
Total Other Investment Companies
(Cost $229,898,293)		229,898,293
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $48,985,018 or 0.6% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $133,345.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Zero Coupon Bond.
(i)	Guaranteed by the Republic of Germany.
(j)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(l)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended December 31, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 12/31/20	Face amount at 12/31/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$203,859	$49,603	($256,219)	$3,021	($264)	$—	—	$3,097
Charles Schwab Corp., 2.65%, 01/25/23	—	308,067	—	—	6,327	314,394	300,000	5,167
Charles Schwab Corp., 3.55%, 02/01/24	—	158,122	—	—	5,620	163,742	150,000	4,837
Charles Schwab Corp., 4.20%, 03/24/25	—	278,299	—	—	8,431	286,730	250,000	6,912
Charles Schwab Corp., 3.85%, 05/21/25	—	133,810	—	—	8,595	142,405	125,000	4,719
Charles Schwab Corp., 3.20%, 01/25/28	476,293	(2,913)	—	—	40,974	514,354	450,000	14,400
Charles Schwab Corp., 4.00%, 02/01/29	—	280,521	—	—	18,521	299,042	250,000	9,167
Charles Schwab Corp., 3.25%, 05/22/29	—	210,864	—	—	18,796	229,660	200,000	6,247
Charles Schwab Corp., 4.63%, 03/22/30	—	284,911	—	—	31,191	316,102	250,000	8,229
Total	$680,152	$1,701,284	($256,219)	$3,021	$138,191	$2,266,429		$62,775
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$2,376,181,307	$—	$2,376,181,307
Treasuries	—	3,203,026,285	—	3,203,026,285
Government Related[1]	—	538,262,881	—	538,262,881
Securitized [1]	—	2,557,764,447	—	2,557,764,447
Other Investment Companies[1]	229,898,293	—	—	229,898,293
Total	$229,898,293	$8,675,234,920	$—	$8,905,133,213
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated issuer, at value (cost $2,126,377)		$2,266,429
Investments in unaffiliated issuers, at value (cost $8,360,669,008) including securities on loan of $133,345		8,902,728,989
Collateral invested for securities on loan, at value (cost $137,795)		137,795
Receivables:
Investments sold		119,815,553
Interest		42,469,044
Fund shares sold		11,218,565
Dividends		3,709
Foreign tax reclaims		1,448
Income from securities on loan	+	310
Total assets		9,078,641,842
Liabilities
Collateral held for securities on loan		137,795
Payables:
Investments bought		224,642,588
Investments bought — Delayed delivery		120,817,774
Management fees		290,316
Fund shares redeemed	+	8,297
Total liabilities		345,896,770
Net Assets
Total assets		9,078,641,842
Total liabilities	–	345,896,770
Net assets		$8,732,745,072
Net Assets by Source
Capital received from investors		8,199,502,241
Total distributable earnings		533,242,831

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,732,745,072		155,800,000		$56.05

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest received from affiliated issuer		$62,775
Interest received from unaffiliated issuers		173,606,598
Dividends received from unaffiliated issuers		692,747
Securities on loan, net	+	8,091
Total investment income		174,370,211
Expenses
Management fees		3,198,188
Total expenses	–	3,198,188
Net investment income		171,172,023
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		3,021
Net realized gains on unaffiliated investments		67,729,602
Net realized gains on in-kind redemptions on unaffiliated investments	+	481,038
Net realized gains		68,213,661
Net change in unrealized appreciation (depreciation) on affiliated issuer		138,191
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	308,210,684
Net change in unrealized appreciation (depreciation)	+	308,348,875
Net realized and unrealized gains		376,562,536
Increase in net assets resulting from operations		$547,734,559

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$171,172,023	$174,839,792
Net realized gains		68,213,661	9,439,160
Net change in unrealized appreciation (depreciation)	+	308,348,875	330,898,161
Increase in net assets resulting from operations		547,734,559	515,177,113
Distributions to Shareholders
Total distributions		($196,101,450)	($184,048,740)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,800,000	$1,772,159,926	28,700,000	$1,512,898,662
Shares redeemed	+	(14,200,000)	(774,556,964)	(100,000)	(5,100,791)
Net transactions in fund shares		17,600,000	$997,602,962	28,600,000	$1,507,797,871
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,200,000	$7,383,509,001	109,600,000	$5,544,582,757
Total increase	+	17,600,000	1,349,236,071	28,600,000	1,838,926,244
End of period		155,800,000	$8,732,745,072	138,200,000	$7,383,509,001

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.89	0.23
Net realized and unrealized gains (losses)	1.74	0.02
Total from investment operations	2.63	0.25
Less distributions:
Distributions from net investment income	(0.89)	(0.21)
Distributions from net realized gains	(0.41)	—
Total distributions	(1.30)	(0.21)
Net asset value at end of period	$51.37	$50.04
Total return	5.31%	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [4],[5]
Net investment income (loss)	1.74%	2.01% [4]
Portfolio turnover rate[6]	80%	12% [3]
Net assets, end of period (x 1,000)	$118,146	$35,029

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.6% of net assets

Financial Institutions 41.6%
Banking 32.8%
Ally Financial, Inc.
4.13%, 02/13/22	100,000	103,969
3.05%, 06/05/23 (a)	50,000	52,768
1.45%, 10/02/23 (a)	50,000	51,064
3.88%, 05/21/24 (a)	50,000	54,886
5.13%, 09/30/24	20,000	23,068
4.63%, 03/30/25	50,000	57,045
American Express Co.
2.75%, 05/20/22 (a)	100,000	103,163
2.50%, 08/01/22 (a)	85,000	87,761
2.65%, 12/02/22	140,000	146,223
3.40%, 02/27/23 (a)	100,000	106,397
3.70%, 08/03/23 (a)	325,000	352,154
3.40%, 02/22/24 (a)	25,000	27,264
2.50%, 07/30/24 (a)	35,000	37,430
3.00%, 10/30/24 (a)	40,000	43,697
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	201,882
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,440
2.75%, 05/28/25	200,000	214,208
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	25,000	25,203
Bank of America Corp.
2.50%, 10/21/22 (a)	100,000	101,813
3.30%, 01/11/23	425,000	450,819
3.12%, 01/20/23 (a)(b)	150,000	154,360
2.88%, 04/24/23 (a)(b)	25,000	25,814
4.10%, 07/24/23	110,000	120,486
3.00%, 12/20/23 (a)(b)	130,000	136,829
4.13%, 01/22/24	150,000	166,468
3.55%, 03/05/24 (a)(b)	175,000	186,961
4.00%, 04/01/24	50,000	55,518
1.49%, 05/19/24 (a)(b)	100,000	102,408
3.86%, 07/23/24 (a)(b)	200,000	217,168
4.20%, 08/26/24	50,000	56,092
0.81%, 10/24/24 (a)(b)	150,000	151,599
4.00%, 01/22/25	175,000	196,789
3.46%, 03/15/25 (a)(b)	135,000	147,082
3.95%, 04/21/25	200,000	225,490
3.88%, 08/01/25	100,000	114,187
0.98%, 09/25/25 (a)(b)	100,000	101,287
3.09%, 10/01/25 (a)(b)	75,000	81,592
2.46%, 10/22/25 (a)(b)	50,000	53,397
3.37%, 01/23/26 (a)(b)	45,000	49,491
2.02%, 02/13/26 (a)(b)	55,000	57,722
1.32%, 06/19/26 (a)(b)	200,000	204,264
1.20%, 10/24/26 (a)(b)	150,000	152,527
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	258,275
Bank of Montreal
2.90%, 03/26/22	100,000	103,269
0.45%, 12/08/23	50,000	50,179
3.30%, 02/05/24	250,000	271,460
2.50%, 06/28/24	80,000	85,459
1.85%, 05/01/25	25,000	26,266
4.34%, 10/05/28 (a)(b)	25,000	27,519
Bank of New York Mellon Corp.
1.95%, 08/23/22	150,000	154,341
2.95%, 01/29/23 (a)	100,000	105,219
3.50%, 04/28/23	50,000	53,657
2.66%, 05/16/23 (a)(b)	100,000	103,190
0.35%, 12/07/23 (a)	50,000	50,114
3.40%, 05/15/24 (a)	100,000	109,617
2.10%, 10/24/24	25,000	26,560
3.00%, 02/24/25 (a)	45,000	49,556
1.60%, 04/24/25 (a)	100,000	104,499
3.95%, 11/18/25 (a)	75,000	86,932
Bank of Nova Scotia
2.38%, 01/18/23	100,000	104,117
1.63%, 05/01/23	200,000	205,838
0.80%, 06/15/23	150,000	151,474
3.40%, 02/11/24	125,000	136,141
2.20%, 02/03/25	30,000	31,839
1.30%, 06/11/25	100,000	102,641
Barclays Bank PLC
1.70%, 05/12/22 (a)	200,000	203,488
Barclays PLC
4.61%, 02/15/23 (a)(b)	100,000	104,390
3.65%, 03/16/25	225,000	248,598
2.85%, 05/07/26 (a)(b)	200,000	214,864
BNP Paribas S.A.
3.25%, 03/03/23	100,000	106,315
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	200,000	206,854
0.50%, 12/14/23	50,000	50,179
3.10%, 04/02/24	85,000	92,045
2.25%, 01/28/25	25,000	26,543
0.95%, 10/23/25	50,000	50,795
Capital One Financial Corp.
3.20%, 01/30/23 (a)	165,000	174,308
2.60%, 05/11/23 (a)	100,000	104,838
3.90%, 01/29/24 (a)	300,000	328,797
3.30%, 10/30/24 (a)	100,000	110,060
3.20%, 02/05/25 (a)	20,000	21,853
4.25%, 04/30/25 (a)	50,000	57,253
Citigroup, Inc.
2.90%, 12/08/21 (a)	50,000	51,097
4.50%, 01/14/22	100,000	104,297
4.05%, 07/30/22	100,000	105,655
2.70%, 10/27/22 (a)	150,000	156,084

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.14%, 01/24/23 (a)(b)	100,000	102,875
3.50%, 05/15/23	125,000	134,074
2.88%, 07/24/23 (a)(b)	200,000	207,634
3.88%, 10/25/23	100,000	110,057
4.04%, 06/01/24 (a)(b)	75,000	81,540
3.75%, 06/16/24	40,000	44,259
4.00%, 08/05/24	120,000	133,754
3.88%, 03/26/25	25,000	28,009
3.35%, 04/24/25 (a)(b)	75,000	81,718
3.30%, 04/27/25	100,000	111,090
5.50%, 09/13/25	200,000	240,674
3.11%, 04/08/26 (a)(b)	350,000	383,418
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	257,555
Comerica, Inc.
3.70%, 07/31/23 (a)	25,000	27,030
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	311,892
3.95%, 11/09/22	250,000	265,475
Credit Suisse AG
2.80%, 04/08/22	250,000	258,052
1.00%, 05/05/23	250,000	253,795
2.95%, 04/09/25	250,000	274,397
Deutsche Bank AG
3.95%, 02/27/23	250,000	265,505
3.70%, 05/30/24	50,000	53,967
3.70%, 05/30/24	100,000	107,799
2.13%, 11/24/26 (a)(b)	150,000	153,580
Discover Bank
2.45%, 09/12/24 (a)	250,000	264,912
Discover Financial Services
5.20%, 04/27/22	65,000	68,965
Fifth Third Bancorp
2.60%, 06/15/22 (a)	50,000	51,538
1.63%, 05/05/23 (a)	75,000	77,218
4.30%, 01/16/24 (a)	50,000	55,484
3.65%, 01/25/24 (a)	150,000	163,755
2.38%, 01/28/25 (a)	70,000	74,538
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	25,312
First Horizon Corp.
3.55%, 05/26/23 (a)	50,000	53,148
4.00%, 05/26/25 (a)	50,000	55,929
Goldman Sachs Group, Inc.
5.75%, 01/24/22	100,000	105,703
3.00%, 04/26/22 (a)	100,000	100,816
3.63%, 01/22/23	100,000	106,721
3.20%, 02/23/23 (a)	100,000	105,700
2.91%, 06/05/23 (a)(b)	375,000	388,571
0.63%, 11/17/23 (a)(b)	100,000	100,483
3.63%, 02/20/24 (a)	90,000	98,149
4.00%, 03/03/24	125,000	138,154
3.85%, 07/08/24 (a)	125,000	138,090
3.50%, 01/23/25 (a)	125,000	138,056
3.50%, 04/01/25 (a)	500,000	555,990
3.75%, 05/22/25 (a)	300,000	336,903
1.09%, 12/09/26 (a)(b)	50,000	50,600
HSBC Holdings PLC
3.26%, 03/13/23 (a)(b)	250,000	258,205
4.25%, 03/14/24	200,000	220,836
3.95%, 05/18/24 (a)(b)	470,000	507,675
2.10%, 06/04/26 (a)(b)	200,000	208,418
4.29%, 09/12/26 (a)(b)	200,000	228,164
HSBC USA, Inc.
3.50%, 06/23/24	100,000	109,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	100,000	101,880
4.00%, 05/15/25 (a)	100,000	113,358
ING Groep N.V.
3.15%, 03/29/22	200,000	206,910
JPMorgan Chase & Co.
4.50%, 01/24/22	75,000	78,373
3.25%, 09/23/22	50,000	52,556
2.97%, 01/15/23 (a)	250,000	256,907
3.20%, 01/25/23	125,000	132,554
2.78%, 04/25/23 (a)(b)	150,000	154,798
3.38%, 05/01/23	50,000	53,456
2.70%, 05/18/23 (a)	100,000	105,242
3.63%, 05/13/24	150,000	165,960
1.51%, 06/01/24 (a)(b)	150,000	154,162
3.80%, 07/23/24 (a)(b)	165,000	178,858
3.88%, 09/10/24	400,000	447,948
4.02%, 12/05/24 (a)(b)	200,000	220,570
3.13%, 01/23/25 (a)	200,000	219,038
3.22%, 03/01/25 (a)(b)	150,000	161,872
3.90%, 07/15/25 (a)	100,000	113,643
2.30%, 10/15/25 (a)(b)	55,000	58,424
2.08%, 04/22/26 (a)(b)	300,000	316,947
1.05%, 11/19/26 (a)(b)	100,000	101,208
KeyBank NA
2.30%, 09/14/22	250,000	258,450
1.25%, 03/10/23	250,000	255,047
Lloyds Banking Group PLC
3.00%, 01/11/22	200,000	205,232
2.91%, 11/07/23 (a)(b)	250,000	260,790
2.44%, 02/05/26 (a)(b)	250,000	264,390
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	257,185
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	100,000	102,997
2.62%, 07/18/22	225,000	232,830
3.76%, 07/26/23	200,000	217,024
2.53%, 09/13/23	200,000	210,846
3.41%, 03/07/24	250,000	272,137
2.19%, 02/25/25	200,000	210,972
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	206,012
2.84%, 07/16/25 (a)(b)	200,000	213,234
Morgan Stanley
2.75%, 05/19/22	100,000	103,306
4.88%, 11/01/22	150,000	161,787
3.13%, 01/23/23	50,000	52,807
3.75%, 02/25/23	90,000	96,520
4.10%, 05/22/23	100,000	108,516
0.56%, 11/10/23 (a)(b)	150,000	150,318
3.74%, 04/24/24 (a)(b)	75,000	80,742
3.88%, 04/29/24	200,000	221,712
3.70%, 10/23/24	175,000	194,894
2.72%, 07/22/25 (a)(b)	85,000	91,009
4.00%, 07/23/25	250,000	286,235
0.86%, 10/21/25 (a)(b)	100,000	100,784
2.19%, 04/28/26 (a)(b)	300,000	317,448
National Australia Bank Ltd.
2.88%, 04/12/23	250,000	264,605
Natwest Group PLC
6.13%, 12/15/22	100,000	109,926
3.50%, 05/15/23 (a)(b)	200,000	208,066
3.88%, 09/12/23	200,000	216,990
5.13%, 05/28/24	200,000	224,716
3.75%, 11/01/29 (a)(b)	200,000	213,524

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
People's United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	104,858
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	260,490
PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	261,785
3.50%, 01/23/24 (a)	75,000	81,838
3.90%, 04/29/24 (a)	40,000	44,292
2.20%, 11/01/24 (a)	100,000	106,440
Regions Financial Corp.
3.80%, 08/14/23 (a)	50,000	54,328
2.25%, 05/18/25 (a)	100,000	106,181
Royal Bank of Canada
2.75%, 02/01/22	50,000	51,356
2.80%, 04/29/22	50,000	51,692
1.60%, 04/17/23	200,000	205,728
3.70%, 10/05/23	170,000	185,635
0.50%, 10/26/23	75,000	75,451
2.55%, 07/16/24	70,000	74,921
1.15%, 06/10/25	100,000	102,261
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	75,000	77,480
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	200,000	210,450
4.80%, 11/15/24 (a)(b)	200,000	222,376
Santander UK PLC
4.00%, 03/13/24	200,000	221,412
State Street Corp.
2.83%, 03/30/23 (a)(b)	50,000	51,562
2.65%, 05/15/23 (a)(b)	13,000	13,413
3.10%, 05/15/23	20,000	21,309
3.78%, 12/03/24 (a)(b)	200,000	219,506
2.35%, 11/01/25 (a)(b)	100,000	106,698
2.90%, 03/30/26 (a)(b)	25,000	27,241
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	325,000	337,103
3.10%, 01/17/23	200,000	211,104
2.70%, 07/16/24	200,000	213,670
2.35%, 01/15/25	200,000	212,242
1.47%, 07/08/25	200,000	205,240
SVB Financial Group
3.50%, 01/29/25	50,000	54,732
Synchrony Financial
2.85%, 07/25/22 (a)	225,000	232,686
4.38%, 03/19/24 (a)	50,000	55,093
Toronto-Dominion Bank
1.90%, 12/01/22	100,000	103,133
3.50%, 07/19/23	150,000	162,237
3.25%, 03/11/24	50,000	54,332
2.65%, 06/12/24	250,000	268,140
0.75%, 09/11/25	75,000	75,313
Truist Bank
2.45%, 08/01/22 (a)	50,000	51,622
1.25%, 03/09/23 (a)	250,000	255,080
3.69%, 08/02/24 (a)(b)	50,000	54,188
1.50%, 03/10/25 (a)	250,000	259,135
4.05%, 11/03/25 (a)	50,000	57,602
Truist Financial Corp.
2.70%, 01/27/22 (a)	150,000	153,591
3.95%, 03/22/22 (a)	50,000	52,057
2.50%, 08/01/24 (a)	125,000	133,354
2.85%, 10/26/24 (a)	125,000	135,709
4.00%, 05/01/25 (a)	75,000	85,266
3.70%, 06/05/25 (a)	50,000	56,626
Security Rate, Maturity Date	Face Amount ($)	Value ($)
US Bancorp
3.70%, 01/30/24 (a)	30,000	33,035
3.38%, 02/05/24 (a)	255,000	278,146
2.40%, 07/30/24 (a)	200,000	213,708
1.45%, 05/12/25 (a)	200,000	207,574
US Bank NA
1.80%, 01/21/22 (a)	250,000	253,992
Wells Fargo & Co.
3.50%, 03/08/22	175,000	181,471
2.63%, 07/22/22	300,000	310,650
3.07%, 01/24/23 (a)	110,000	113,122
3.45%, 02/13/23	180,000	191,032
4.13%, 08/15/23	25,000	27,299
3.75%, 01/24/24 (a)	275,000	300,303
1.65%, 06/02/24 (a)(b)	100,000	102,829
3.30%, 09/09/24	100,000	109,603
3.00%, 02/19/25	350,000	381,108
2.41%, 10/30/25 (a)(b)	170,000	179,749
2.16%, 02/11/26 (a)(b)	115,000	120,995
2.19%, 04/30/26 (a)(b)	200,000	210,644
Westpac Banking Corp.
2.80%, 01/11/22	75,000	76,957
2.00%, 01/13/23	30,000	31,050
3.65%, 05/15/23	118,000	127,300
3.30%, 02/26/24	100,000	109,145
2.35%, 02/19/25	125,000	134,249
2.89%, 02/04/30 (a)(b)	100,000	104,960
		38,780,631
Brokerage/Asset Managers/Exchanges 1.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	50,000	55,159
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	154,936
4.00%, 10/15/23	50,000	55,042
BGC Partners, Inc.
5.38%, 07/24/23	50,000	54,395
BlackRock, Inc.
3.50%, 03/18/24	60,000	66,028
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	65,000	72,860
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	25,000	27,480
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	25,000	26,200
3.55%, 02/01/24 (a)(d)	10,000	10,916
CME Group, Inc.
3.00%, 03/15/25 (a)	50,000	54,902
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	20,000	20,792
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	54,590
Intercontinental Exchange, Inc.
0.70%, 06/15/23	50,000	50,406
3.45%, 09/21/23 (a)	50,000	53,934
4.00%, 10/15/23	50,000	54,895
3.75%, 12/01/25 (a)	100,000	113,670
Invesco Finance PLC
3.13%, 11/30/22	50,000	52,658
4.00%, 01/30/24	25,000	27,497
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	45,000	49,678
Jefferies Group LLC
5.13%, 01/20/23	50,000	54,722

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lazard Group LLC
3.75%, 02/13/25	50,000	55,553
Nasdaq, Inc.
0.45%, 12/21/22 (a)	50,000	50,063
4.25%, 06/01/24 (a)	25,000	27,772
Nomura Holdings, Inc.
1.85%, 07/16/25	200,000	208,092
Stifel Financial Corp.
4.25%, 07/18/24	15,000	16,852
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)	30,000	32,953
3.63%, 04/01/25 (a)	50,000	55,746
		1,557,791
Finance Companies 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	261,005
4.88%, 01/16/24 (a)	150,000	164,298
3.50%, 01/15/25 (a)	150,000	159,498
Air Lease Corp.
3.50%, 01/15/22	50,000	51,410
2.75%, 01/15/23 (a)	150,000	155,028
3.00%, 09/15/23 (a)	55,000	57,887
2.30%, 02/01/25 (a)	25,000	25,901
3.38%, 07/01/25 (a)	100,000	108,475
Aircastle Ltd.
4.40%, 09/25/23 (a)	75,000	80,111
4.13%, 05/01/24 (a)	50,000	53,338
Ares Capital Corp.
3.63%, 01/19/22 (a)	10,000	10,281
3.50%, 02/10/23 (a)	135,000	142,976
4.20%, 06/10/24 (a)	10,000	10,907
4.25%, 03/01/25 (a)	20,000	21,760
3.25%, 07/15/25 (a)	50,000	52,973
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	26,369
4.13%, 02/01/25 (a)	60,000	62,547
GATX Corp.
4.35%, 02/15/24 (a)	25,000	27,630
3.25%, 03/30/25 (a)	50,000	54,625
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	50,000	55,304
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	35,000	37,265
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	25,000	25,496
International Lease Finance Corp.
5.88%, 08/15/22	45,000	48,681
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,378
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	60,000	62,234
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	27,088
4.00%, 03/30/25 (a)	30,000	31,348
3.75%, 07/22/25 (a)	25,000	26,022
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	20,000	20,786
		1,915,621
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Financial Other 0.2%
ORIX Corp.
2.90%, 07/18/22	75,000	77,682
4.05%, 01/16/24	25,000	27,425
3.25%, 12/04/24	50,000	54,568
		159,675
Insurance 3.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,948
3.50%, 11/15/24 (a)	50,000	54,940
Aflac, Inc.
3.63%, 06/15/23	25,000	27,033
3.63%, 11/15/24	25,000	28,021
3.25%, 03/17/25	50,000	55,404
Allstate Corp.
3.15%, 06/15/23	85,000	90,748
0.75%, 12/15/25 (a)	50,000	50,281
American International Group, Inc.
4.88%, 06/01/22	146,000	155,103
4.13%, 02/15/24	50,000	55,348
2.50%, 06/30/25 (a)	50,000	53,832
3.75%, 07/10/25 (a)	50,000	56,207
Anthem, Inc.
3.30%, 01/15/23	150,000	158,892
3.50%, 08/15/24 (a)	50,000	54,909
2.38%, 01/15/25 (a)	125,000	133,710
Aon Corp.
2.20%, 11/15/22	100,000	103,407
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	50,000	57,310
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25,000	25,968
Berkshire Hathaway, Inc.
3.00%, 02/11/23	50,000	52,837
2.75%, 03/15/23 (a)	175,000	183,869
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	20,000	22,364
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	50,000	52,114
2.70%, 03/13/23	50,000	52,577
3.35%, 05/15/24	25,000	27,374
3.15%, 03/15/25	50,000	55,228
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	27,689
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	58,251
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	25,000	26,915
First American Financial Corp.
4.60%, 11/15/24	25,000	27,814
Humana, Inc.
3.15%, 12/01/22 (a)	25,000	26,121
3.85%, 10/01/24 (a)	25,000	27,701
4.50%, 04/01/25 (a)	100,000	114,997
Kemper Corp.
4.35%, 02/15/25 (a)	20,000	22,195
Lincoln National Corp.
4.20%, 03/15/22	85,000	88,845
Markel Corp.
4.90%, 07/01/22	10,000	10,641

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	15,000	15,881
3.88%, 03/15/24 (a)	35,000	38,676
3.50%, 06/03/24 (a)	30,000	32,745
3.50%, 03/10/25 (a)	100,000	111,209
MetLife, Inc.
3.05%, 12/15/22	20,000	21,043
4.37%, 09/15/23	25,000	27,726
3.60%, 04/10/24	25,000	27,586
3.00%, 03/01/25	100,000	109,961
Old Republic International Corp.
4.88%, 10/01/24 (a)	25,000	28,679
Primerica, Inc.
4.75%, 07/15/22	25,000	26,633
Principal Financial Group, Inc.
3.13%, 05/15/23	50,000	53,175
3.40%, 05/15/25 (a)	50,000	55,455
Prudential Financial, Inc.
5.88%, 09/15/42 (a)(b)	75,000	80,473
5.63%, 06/15/43 (a)(b)	80,000	86,419
5.20%, 03/15/44 (a)(b)	100,000	107,405
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	20,000	21,936
UnitedHealth Group, Inc.
3.35%, 07/15/22	300,000	314,283
2.38%, 10/15/22	50,000	51,888
2.75%, 02/15/23 (a)	100,000	104,604
3.50%, 02/15/24	50,000	54,664
Unum Group
4.50%, 03/15/25 (a)	75,000	85,093
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	70,000	74,305
Willis North America, Inc.
3.60%, 05/15/24 (a)	75,000	82,048
XLIT Ltd.
4.45%, 03/31/25	15,000	17,149
		3,693,629
REITs 2.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	110,997
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,417
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	50,000	55,781
3.50%, 11/15/25 (a)	100,000	112,735
Boston Properties LP
3.13%, 09/01/23 (a)	150,000	159,192
3.80%, 02/01/24 (a)	25,000	27,213
3.20%, 01/15/25 (a)	70,000	76,425
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	25,949
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	21,956
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	20,000	21,099
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,954
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	70,000	74,960
Digital Realty Trust LP
2.75%, 02/01/23 (a)	20,000	20,884
4.75%, 10/01/25 (a)	50,000	58,601
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Realty LP
3.75%, 12/01/24 (a)	100,000	110,838
ERP Operating LP
4.63%, 12/15/21 (a)	100,000	102,913
Essex Portfolio LP
3.25%, 05/01/23 (a)	25,000	26,368
3.88%, 05/01/24 (a)	50,000	55,089
3.50%, 04/01/25 (a)	15,000	16,635
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	50,000	54,647
Healthpeak Properties, Inc.
3.88%, 08/15/24 (a)	25,000	27,776
3.40%, 02/01/25 (a)	25,000	27,625
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	20,000	21,208
3.88%, 04/01/24 (a)	15,000	15,886
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	26,183
Kimco Realty Corp.
3.40%, 11/01/22 (a)	50,000	52,515
2.70%, 03/01/24 (a)	150,000	158,533
3.30%, 02/01/25 (a)	25,000	27,431
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	43,678
National Retail Properties, Inc.
3.30%, 04/15/23 (a)	25,000	26,435
3.90%, 06/15/24 (a)	30,000	32,622
Office Properties Income Trust
4.00%, 07/15/22 (a)	50,000	51,168
4.25%, 05/15/24 (a)	50,000	52,270
4.50%, 02/01/25 (a)	50,000	53,130
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	75,898
4.50%, 01/15/25 (a)	25,000	27,384
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	25,000	26,850
Prologis LP
3.75%, 11/01/25 (a)	50,000	57,161
Public Storage
2.37%, 09/15/22 (a)	50,000	51,684
Realty Income Corp.
4.65%, 08/01/23 (a)	50,000	54,867
3.88%, 07/15/24 (a)	100,000	110,525
Sabra Health Care LP
4.80%, 06/01/24 (a)	10,000	10,725
Simon Property Group LP
2.63%, 06/15/22 (a)	25,000	25,692
2.75%, 02/01/23 (a)	100,000	104,380
2.75%, 06/01/23 (a)	50,000	52,516
2.00%, 09/13/24 (a)	75,000	78,461
3.50%, 09/01/25 (a)	100,000	110,532
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	20,000	20,641
UDR, Inc.
4.00%, 10/01/25 (a)	50,000	56,794
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	108,917
3.75%, 05/01/24 (a)	35,000	38,228
2.65%, 01/15/25 (a)	10,000	10,727
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	25,000	27,595

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Welltower, Inc.
3.75%, 03/15/23 (a)	20,000	21,211
4.50%, 01/15/24 (a)	25,000	27,550
3.63%, 03/15/24 (a)	130,000	141,891
WP Carey, Inc.
4.60%, 04/01/24 (a)	25,000	27,926
		3,054,268
		49,161,615

Industrial 52.4%
Basic Industry 2.1%
Air Products and Chemicals, Inc.
1.50%, 10/15/25 (a)	100,000	104,357
Albemarle Corp.
4.15%, 12/01/24 (a)	20,000	22,285
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50,000	51,449
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	50,000	54,142
Domtar Corp.
4.40%, 04/01/22 (a)	50,000	51,762
DuPont de Nemours, Inc.
2.17%, 05/01/23	250,000	253,482
4.21%, 11/15/23 (a)	50,000	55,245
Eastman Chemical Co.
3.80%, 03/15/25 (a)	50,000	55,690
Ecolab, Inc.
2.38%, 08/10/22 (a)	50,000	51,580
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	53,701
Georgia-Pacific LLC
8.00%, 01/15/24	15,000	18,451
Huntsman International LLC
5.13%, 11/15/22 (a)	50,000	53,401
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	20,000	20,935
Kinross Gold Corp.
5.95%, 03/15/24 (a)	25,000	28,488
Linde, Inc.
2.45%, 02/15/22 (a)	50,000	50,949
2.20%, 08/15/22 (a)	50,000	51,335
2.70%, 02/21/23 (a)	20,000	20,871
2.65%, 02/05/25 (a)	15,000	16,268
LYB International Finance BV
4.00%, 07/15/23	100,000	108,800
LYB International Finance III LLC
2.88%, 05/01/25 (a)	75,000	81,376
1.25%, 10/01/25 (a)	50,000	50,918
Mosaic Co.
3.25%, 11/15/22 (a)	10,000	10,461
4.25%, 11/15/23 (a)	125,000	136,566
NewMarket Corp.
4.10%, 12/15/22	20,000	21,220
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	108,248
2.00%, 06/01/25 (a)	50,000	52,930
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	52,045
1.90%, 05/13/23	100,000	103,410
3.00%, 04/01/25 (a)	100,000	108,492
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Packaging Corp. of America
3.65%, 09/15/24 (a)	50,000	54,842
PPG Industries, Inc.
2.40%, 08/15/24 (a)	25,000	26,518
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	15,000	16,192
1.30%, 08/15/25 (a)	50,000	50,899
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	50,000	56,512
Southern Copper Corp.
3.50%, 11/08/22	25,000	26,363
3.88%, 04/23/25	50,000	55,652
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	50,000	53,297
WestRock RKT LLC
4.90%, 03/01/22	177,000	186,268
4.00%, 03/01/23 (a)	35,000	37,244
		2,412,644
Capital Goods 5.3%
3M Co.
2.75%, 03/01/22 (a)	35,000	35,946
1.75%, 02/14/23 (a)	50,000	51,517
2.25%, 03/15/23 (a)	100,000	104,209
3.25%, 02/14/24 (a)	50,000	54,298
2.00%, 02/14/25 (a)	20,000	21,223
2.65%, 04/15/25 (a)	50,000	54,368
3.00%, 08/07/25	50,000	55,545
ABB Finance USA, Inc.
2.88%, 05/08/22	75,000	77,583
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,937
2.05%, 03/01/25 (a)	50,000	52,888
Boeing Co.
2.13%, 03/01/22 (a)	10,000	10,147
2.80%, 03/01/23 (a)	15,000	15,612
4.51%, 05/01/23 (a)	125,000	134,770
1.88%, 06/15/23 (a)	50,000	50,982
1.95%, 02/01/24	75,000	77,089
2.80%, 03/01/24 (a)	50,000	52,560
2.85%, 10/30/24 (a)	50,000	52,975
4.88%, 05/01/25 (a)	200,000	227,938
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	52,530
3.50%, 12/01/24 (a)	29,000	31,844
Carrier Global Corp.
1.92%, 02/15/23 (a)	10,000	10,305
2.24%, 02/15/25 (a)	55,000	58,206
Caterpillar Financial Services Corp.
1.95%, 11/18/22	30,000	30,964
2.55%, 11/29/22	30,000	31,308
3.45%, 05/15/23	100,000	107,333
0.65%, 07/07/23	150,000	151,309
0.45%, 09/14/23	100,000	100,394
3.75%, 11/24/23	20,000	21,939
2.85%, 05/17/24	25,000	26,950
3.30%, 06/09/24	190,000	207,890
2.15%, 11/08/24	75,000	79,666
Caterpillar, Inc.
2.60%, 06/26/22 (a)	20,000	20,571
CNH Industrial Capital LLC
4.38%, 04/05/22	70,000	73,234
CNH Industrial NV
4.50%, 08/15/23	75,000	81,941

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Deere & Co.
2.75%, 04/15/25 (a)	50,000	54,381
Eaton Corp.
2.75%, 11/02/22	100,000	104,399
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	25,000	27,305
General Dynamics Corp.
3.38%, 05/15/23 (a)	50,000	53,492
3.25%, 04/01/25 (a)	100,000	110,525
General Electric Co.
3.10%, 01/09/23	65,000	68,377
3.38%, 03/11/24	100,000	108,474
3.45%, 05/15/24 (a)	100,000	109,179
Honeywell International, Inc.
2.15%, 08/08/22 (a)	60,000	61,729
0.48%, 08/19/22 (a)	200,000	200,332
1.35%, 06/01/25 (a)	75,000	77,619
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,814
John Deere Capital Corp.
2.65%, 01/06/22	50,000	51,221
2.75%, 03/15/22	100,000	102,994
2.95%, 04/01/22	15,000	15,508
2.15%, 09/08/22	40,000	41,288
2.80%, 01/27/23	40,000	42,086
2.80%, 03/06/23	200,000	211,320
0.40%, 10/10/23	150,000	150,630
3.65%, 10/12/23	20,000	21,853
3.45%, 01/10/24	50,000	54,526
2.60%, 03/07/24	30,000	32,090
2.65%, 06/24/24	20,000	21,495
2.05%, 01/09/25	20,000	21,198
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	60,000	66,044
Legrand France S.A.
8.50%, 02/15/25	20,000	26,061
Lennox International, Inc.
1.35%, 08/01/25 (a)	50,000	51,257
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	70,000	73,620
2.90%, 03/01/25 (a)	100,000	109,051
Masco Corp.
5.95%, 03/15/22	10,000	10,639
4.45%, 04/01/25 (a)	50,000	57,482
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	50,000	51,938
3.25%, 08/01/23	50,000	53,679
2.93%, 01/15/25 (a)	100,000	108,842
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	150,000	159,268
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	25,000	26,845
Precision Castparts Corp.
2.50%, 01/15/23 (a)	85,000	88,335
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)	50,000	51,365
2.50%, 12/15/22 (a)(c)	125,000	129,602
3.20%, 03/15/24 (a)	75,000	80,990
3.95%, 08/16/25 (a)	100,000	114,766
Republic Services, Inc.
2.50%, 08/15/24 (a)	20,000	21,354
3.20%, 03/15/25 (a)	30,000	32,945
0.88%, 11/15/25 (a)	50,000	50,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	25,000	25,533
3.13%, 11/15/22 (a)	75,000	78,517
2.35%, 09/15/24 (a)	50,000	53,276
Stanley Black & Decker, Inc.
4.00%, 03/15/60 (a)(b)	25,000	26,708
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,958
3.88%, 03/01/25 (a)	50,000	54,871
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	35,000	38,246
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	114,841
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,376
2.40%, 05/15/23 (a)	30,000	31,348
3.13%, 03/01/25 (a)	100,000	109,875
0.75%, 11/15/25 (a)	50,000	50,218
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	200,000	219,076
3.20%, 06/15/25 (a)	50,000	53,987
WW Grainger, Inc.
1.85%, 02/15/25 (a)	15,000	15,801
		6,264,972
Communications 4.7%
American Tower Corp.
4.70%, 03/15/22	50,000	52,557
3.50%, 01/31/23	50,000	53,077
3.00%, 06/15/23	75,000	79,573
5.00%, 02/15/24	150,000	169,959
3.38%, 05/15/24 (a)	100,000	108,917
2.95%, 01/15/25 (a)	50,000	54,230
AT&T, Inc.
3.00%, 06/30/22 (a)	215,000	222,488
4.05%, 12/15/23	50,000	55,361
3.90%, 03/11/24 (a)	50,000	54,927
4.45%, 04/01/24 (a)	50,000	55,851
3.95%, 01/15/25 (a)	100,000	112,591
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	130,000	139,875
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	175,000	184,520
4.50%, 02/01/24 (a)	235,000	261,000
4.91%, 07/23/25 (a)	100,000	116,167
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	20,000	23,420
Comcast Corp.
3.00%, 02/01/24 (a)	50,000	53,786
3.60%, 03/01/24	105,000	115,467
3.70%, 04/15/24 (a)	200,000	220,710
3.38%, 02/15/25 (a)	25,000	27,624
3.10%, 04/01/25 (a)	250,000	275,165
Crown Castle International Corp.
5.25%, 01/15/23	100,000	109,619
3.20%, 09/01/24 (a)	50,000	54,399
Discovery Communications LLC
2.95%, 03/20/23 (a)	19,000	20,014
3.80%, 03/13/24 (a)	100,000	109,212
3.95%, 06/15/25 (a)	50,000	56,283
Fox Corp.
3.67%, 01/25/22	150,000	155,269
3.05%, 04/07/25 (a)	120,000	131,376

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Moody's Corp.
4.50%, 09/01/22 (a)	50,000	52,791
4.88%, 02/15/24 (a)	50,000	56,134
3.75%, 03/24/25 (a)	100,000	112,454
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	100,000	104,304
3.65%, 11/01/24 (a)	50,000	55,293
RELX Capital, Inc.
3.50%, 03/16/23 (a)	50,000	53,266
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	21,025
4.10%, 10/01/23 (a)	50,000	54,721
S&P Global, Inc.
4.00%, 06/15/25 (a)	50,000	57,039
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	150,000	166,083
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	85,000	93,259
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25,000	29,244
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	111,078
Verizon Communications, Inc.
2.45%, 11/01/22 (a)	55,000	56,918
5.15%, 09/15/23	120,000	135,306
3.50%, 11/01/24 (a)	100,000	110,529
3.38%, 02/15/25	200,000	222,224
0.85%, 11/20/25 (a)	100,000	100,878
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	40,000	43,612
3.88%, 04/01/24 (a)	20,000	21,885
3.70%, 08/15/24 (a)	50,000	54,871
4.75%, 05/15/25 (a)	100,000	116,176
Vodafone Group PLC
2.50%, 09/26/22	50,000	51,815
3.75%, 01/16/24	105,000	114,871
4.13%, 05/30/25	100,000	114,397
Walt Disney Co.
1.65%, 09/01/22	40,000	40,891
1.75%, 08/30/24 (a)	50,000	52,163
3.70%, 09/15/24 (a)	50,000	55,502
3.35%, 03/24/25	150,000	166,416
WPP Finance 2010
3.75%, 09/19/24	70,000	77,908
		5,576,490
Consumer Cyclical 8.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	220,412
Amazon.com, Inc.
3.30%, 12/05/21 (a)	25,000	25,579
2.50%, 11/29/22 (a)	200,000	207,594
2.40%, 02/22/23 (a)	75,000	78,305
2.80%, 08/22/24 (a)	25,000	27,101
3.80%, 12/05/24 (a)	100,000	112,453
American Honda Finance Corp.
3.38%, 12/10/21	50,000	51,453
2.60%, 11/16/22	50,000	52,150
2.05%, 01/10/23	50,000	51,706
1.95%, 05/10/23	200,000	207,472
0.65%, 09/08/23	50,000	50,355
3.63%, 10/10/23	75,000	81,656
2.40%, 06/27/24	50,000	53,182
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 09/10/24	30,000	31,782
1.00%, 09/10/25	50,000	50,624
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	77,192
AutoNation, Inc.
3.50%, 11/15/24 (a)	15,000	16,188
AutoZone, Inc.
3.70%, 04/15/22 (a)	50,000	51,777
3.25%, 04/15/25 (a)	15,000	16,456
3.63%, 04/15/25 (a)	90,000	100,884
Booking Holdings, Inc.
4.10%, 04/13/25 (a)	135,000	153,464
BorgWarner, Inc.
3.38%, 03/15/25 (a)	60,000	66,236
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	50,000	51,413
2.75%, 05/18/24 (a)	30,000	32,285
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	16,296
0.75%, 09/01/25 (a)	50,000	50,389
Dollar General Corp.
3.25%, 04/15/23 (a)	25,000	26,484
4.15%, 11/01/25 (a)	100,000	115,666
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	120,000	128,657
DR Horton, Inc.
4.38%, 09/15/22 (a)	35,000	36,941
5.75%, 08/15/23 (a)	15,000	16,837
2.60%, 10/15/25 (a)	15,000	16,195
eBay, Inc.
2.75%, 01/30/23 (a)	50,000	52,339
3.45%, 08/01/24 (a)	20,000	21,846
1.90%, 03/11/25 (a)	100,000	105,261
Expedia Group, Inc.
3.60%, 12/15/23 (a)(c)	50,000	53,423
4.50%, 08/15/24 (a)	20,000	21,809
General Motors Co.
4.88%, 10/02/23	25,000	27,761
5.40%, 10/02/23	125,000	140,431
4.00%, 04/01/25	30,000	33,322
6.13%, 10/01/25 (a)	100,000	121,449
General Motors Financial Co., Inc.
3.45%, 04/10/22 (a)	50,000	51,502
3.55%, 07/08/22	100,000	104,479
5.20%, 03/20/23	50,000	54,859
3.70%, 05/09/23 (a)	100,000	106,165
4.25%, 05/15/23	100,000	107,909
1.70%, 08/18/23	100,000	102,668
5.10%, 01/17/24 (a)	50,000	55,986
3.95%, 04/13/24 (a)	70,000	76,381
4.00%, 01/15/25 (a)	200,000	220,488
4.35%, 04/09/25 (a)	150,000	168,358
4.30%, 07/13/25 (a)	100,000	112,259
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	20,000	21,868
3.35%, 09/01/24 (a)	15,000	15,776
5.25%, 06/01/25 (a)	75,000	84,782
Home Depot, Inc.
2.63%, 06/01/22 (a)	30,000	30,945
2.70%, 04/01/23 (a)	65,000	68,221
3.75%, 02/15/24 (a)	40,000	43,887
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	50,000	52,577
5.38%, 04/23/25 (a)	15,000	17,028

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	54,528
3.63%, 05/01/24 (a)	25,000	27,305
Kohl's Corp.
3.25%, 02/01/23 (a)	50,000	51,790
4.25%, 07/17/25 (a)	100,000	108,462
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	100,000	106,160
Lennar Corp.
4.88%, 12/15/23 (a)	100,000	110,855
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	125,000	135,890
4.00%, 04/15/25 (a)	25,000	28,417
Magna International, Inc.
3.63%, 06/15/24 (a)	25,000	27,428
Marriott International, Inc.
2.30%, 01/15/22 (a)	50,000	50,651
4.15%, 12/01/23 (a)	50,000	54,045
3.60%, 04/15/24 (a)	15,000	16,055
5.75%, 05/01/25 (a)	100,000	117,180
Mastercard, Inc.
3.38%, 04/01/24	25,000	27,457
2.00%, 03/03/25 (a)	250,000	265,662
McDonald's Corp.
2.63%, 01/15/22	75,000	76,789
3.35%, 04/01/23 (a)	50,000	53,257
3.38%, 05/26/25 (a)	50,000	55,524
3.30%, 07/01/25 (a)	50,000	55,654
1.45%, 09/01/25 (a)	50,000	51,836
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	86,266
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	105,326
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	15,000	15,720
PACCAR Financial Corp.
3.40%, 08/09/23	75,000	80,980
0.35%, 08/11/23	150,000	150,063
1.80%, 02/06/25	10,000	10,491
Ralph Lauren Corp.
1.70%, 06/15/22	75,000	76,412
Ross Stores, Inc.
4.60%, 04/15/25 (a)	20,000	23,116
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	214,474
Starbucks Corp.
1.30%, 05/07/22	30,000	30,418
2.70%, 06/15/22 (a)	50,000	51,522
3.10%, 03/01/23 (a)	55,000	58,145
3.80%, 08/15/25 (a)	100,000	113,842
Tapestry, Inc.
3.00%, 07/15/22 (a)	15,000	15,381
4.25%, 04/01/25 (a)	50,000	54,139
Target Corp.
3.50%, 07/01/24	65,000	72,132
2.25%, 04/15/25 (a)	100,000	107,217
TJX Cos., Inc.
2.50%, 05/15/23 (a)	125,000	130,700
Toyota Motor Corp.
2.16%, 07/02/22	50,000	51,405
Toyota Motor Credit Corp.
2.60%, 01/11/22	150,000	153,531
3.30%, 01/12/22	25,000	25,773
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 09/08/22	100,000	103,190
0.35%, 10/14/22	250,000	250,587
2.63%, 01/10/23	50,000	52,366
2.90%, 03/30/23	50,000	52,907
1.35%, 08/25/23	100,000	102,722
3.45%, 09/20/23	250,000	270,902
2.90%, 04/17/24	50,000	53,943
1.80%, 02/13/25	25,000	26,238
3.00%, 04/01/25	100,000	109,955
0.80%, 10/16/25	50,000	50,297
VF Corp.
2.05%, 04/23/22	115,000	117,431
2.40%, 04/23/25 (a)	25,000	26,759
Visa, Inc.
2.15%, 09/15/22 (a)	100,000	103,192
2.80%, 12/14/22 (a)	50,000	52,349
3.15%, 12/14/25 (a)	100,000	112,254
Walgreen Co.
3.10%, 09/15/22	50,000	52,272
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	190,000	210,087
Walmart, Inc.
2.35%, 12/15/22 (a)	25,000	26,006
2.55%, 04/11/23 (a)	50,000	52,329
3.40%, 06/26/23 (a)	150,000	161,215
3.30%, 04/22/24 (a)	100,000	108,908
2.85%, 07/08/24 (a)	100,000	108,283
2.65%, 12/15/24 (a)	165,000	178,782
Western Union Co.
4.25%, 06/09/23 (a)	30,000	32,496
2.85%, 01/10/25 (a)	75,000	80,668
		9,947,099
Consumer Non-Cyclical 13.2%
Abbott Laboratories
3.40%, 11/30/23 (a)	100,000	108,422
2.95%, 03/15/25 (a)	100,000	109,821
AbbVie, Inc.
3.45%, 03/15/22 (a)	50,000	51,549
3.25%, 10/01/22 (a)	75,000	78,150
2.90%, 11/06/22	250,000	261,655
3.20%, 11/06/22 (a)	50,000	52,344
2.30%, 11/21/22	100,000	103,677
2.85%, 05/14/23 (a)	100,000	105,281
3.75%, 11/14/23 (a)	100,000	109,137
2.60%, 11/21/24 (a)	200,000	214,492
3.80%, 03/15/25 (a)	150,000	167,566
3.60%, 05/14/25 (a)	200,000	223,132
Altria Group, Inc.
2.85%, 08/09/22	145,000	150,697
2.95%, 05/02/23	50,000	52,761
4.00%, 01/31/24	65,000	71,479
3.80%, 02/14/24 (a)	75,000	81,942
2.35%, 05/06/25 (a)	80,000	84,982
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	25,000	27,192
3.25%, 03/01/25 (a)	20,000	21,943
Amgen, Inc.
2.70%, 05/01/22 (a)	75,000	77,058
2.65%, 05/11/22 (a)	50,000	51,493
3.63%, 05/15/22 (a)	20,000	20,726
2.25%, 08/19/23 (a)	50,000	52,434
3.63%, 05/22/24 (a)	100,000	109,874
1.90%, 02/21/25 (a)	20,000	21,058
3.13%, 05/01/25 (a)	100,000	109,790

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	155,000	176,559
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	50,000	54,461
AstraZeneca PLC
3.50%, 08/17/23 (a)	75,000	80,932
3.38%, 11/16/25	100,000	112,536
BAT Capital Corp.
2.76%, 08/15/22 (a)	100,000	103,541
3.22%, 08/15/24 (a)	150,000	162,633
Baxalta, Inc.
4.00%, 06/23/25 (a)	100,000	113,084
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	102,000	105,351
3.36%, 06/06/24 (a)	125,000	135,759
3.73%, 12/15/24 (a)	20,000	22,159
Biogen, Inc.
3.63%, 09/15/22	175,000	184,667
4.05%, 09/15/25 (a)	100,000	114,675
Boston Scientific Corp.
3.38%, 05/15/22	25,000	26,043
3.45%, 03/01/24 (a)	100,000	108,432
Bristol-Myers Squibb Co.
2.60%, 05/16/22	100,000	103,203
3.55%, 08/15/22	150,000	157,848
2.75%, 02/15/23 (a)	100,000	104,917
3.25%, 02/20/23 (a)	50,000	52,993
7.15%, 06/15/23	100,000	116,386
3.63%, 05/15/24 (a)	75,000	82,299
2.90%, 07/26/24 (a)	175,000	189,982
3.88%, 08/15/25 (a)	50,000	57,066
0.75%, 11/13/25 (a)	50,000	50,419
Brown-Forman Corp.
3.50%, 04/15/25 (a)	50,000	55,576
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	32,000	33,236
1.63%, 08/17/25 (a)	50,000	51,580
Campbell Soup Co.
2.50%, 08/02/22	50,000	51,650
3.65%, 03/15/23 (a)	40,000	42,750
3.30%, 03/19/25 (a)	50,000	54,826
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	70,000	72,089
3.08%, 06/15/24 (a)	100,000	107,691
3.50%, 11/15/24 (a)	20,000	21,916
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	50,000	51,561
Cigna Corp.
3.90%, 02/15/22	50,000	51,965
3.00%, 07/15/23 (a)	25,000	26,494
3.75%, 07/15/23 (a)	115,000	124,268
3.25%, 04/15/25 (a)	100,000	110,016
4.13%, 11/15/25 (a)	100,000	115,189
Clorox Co.
3.05%, 09/15/22 (a)	50,000	51,998
3.50%, 12/15/24 (a)	25,000	27,744
Coca-Cola Co.
3.20%, 11/01/23	105,000	113,920
1.75%, 09/06/24	100,000	104,884
2.95%, 03/25/25	50,000	55,154
2.88%, 10/27/25	50,000	55,616
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colgate-Palmolive Co.
2.25%, 11/15/22	15,000	15,575
2.10%, 05/01/23	25,000	26,079
3.25%, 03/15/24	50,000	54,596
CommonSpirit Health
1.55%, 10/01/25 (a)	75,000	77,248
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	10,000	10,526
4.30%, 05/01/24 (a)	75,000	84,021
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	50,000	52,907
4.25%, 05/01/23	100,000	109,063
4.40%, 11/15/25 (a)	100,000	116,414
CVS Health Corp.
3.50%, 07/20/22 (a)	100,000	104,431
4.75%, 12/01/22 (a)	65,000	69,638
3.70%, 03/09/23 (a)	245,000	262,128
3.38%, 08/12/24 (a)	100,000	109,256
2.63%, 08/15/24 (a)	90,000	96,461
4.10%, 03/25/25 (a)	175,000	198,579
DH Europe Finance II Sarl
2.05%, 11/15/22	50,000	51,558
2.20%, 11/15/24 (a)	30,000	31,830
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,377
Diageo Investment Corp.
2.88%, 05/11/22	150,000	155,182
General Mills, Inc.
3.15%, 12/15/21 (a)	50,000	50,969
2.60%, 10/12/22 (a)	50,000	51,958
3.70%, 10/17/23 (a)	25,000	27,218
4.00%, 04/17/25 (a)	100,000	113,197
Gilead Sciences, Inc.
1.95%, 03/01/22 (a)	60,000	61,046
3.25%, 09/01/22 (a)	105,000	109,607
0.75%, 09/29/23 (a)	100,000	100,290
3.70%, 04/01/24 (a)	45,000	49,204
3.50%, 02/01/25 (a)	100,000	110,690
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100,000	103,459
2.88%, 06/01/22 (a)	35,000	36,216
0.53%, 10/01/23 (a)	150,000	150,793
3.00%, 06/01/24 (a)	50,000	54,074
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	105,488
3.38%, 05/15/23	125,000	133,947
Hasbro, Inc.
2.60%, 11/19/22	50,000	51,892
3.00%, 11/19/24 (a)	25,000	27,128
HCA, Inc.
4.75%, 05/01/23	135,000	147,402
5.00%, 03/15/24	50,000	56,293
5.25%, 04/15/25	75,000	87,722
Hershey Co.
3.38%, 05/15/23 (a)	15,000	16,097
JM Smucker Co.
3.00%, 03/15/22	50,000	51,559
3.50%, 03/15/25	50,000	55,775
Johnson & Johnson
2.25%, 03/03/22 (a)	40,000	40,880
3.38%, 12/05/23	50,000	54,664
2.63%, 01/15/25 (a)	70,000	75,834
0.55%, 09/01/25 (a)	75,000	75,379

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kellogg Co.
2.65%, 12/01/23	25,000	26,676
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	100,000	108,745
4.42%, 05/25/25 (a)	100,000	115,359
Kimberly-Clark Corp.
2.40%, 03/01/22	50,000	51,283
Kroger Co.
3.40%, 04/15/22 (a)	25,000	25,800
2.80%, 08/01/22 (a)	70,000	72,559
4.00%, 02/01/24 (a)	35,000	38,436
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	50,000	52,377
3.25%, 09/01/24 (a)	50,000	54,420
2.30%, 12/01/24 (a)	100,000	106,269
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,717
3.15%, 08/15/24 (a)	25,000	27,185
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	51,949
2.85%, 03/15/23 (a)	39,000	40,765
3.80%, 03/15/24 (a)	50,000	54,856
0.90%, 12/03/25 (a)	50,000	50,283
Medtronic, Inc.
3.50%, 03/15/25	105,000	117,766
Merck & Co., Inc.
2.35%, 02/10/22	50,000	51,151
2.40%, 09/15/22 (a)	25,000	25,811
2.80%, 05/18/23	100,000	105,984
2.90%, 03/07/24 (a)	20,000	21,573
2.75%, 02/10/25 (a)	170,000	185,135
Molson Coors Beverage Co.
3.50%, 05/01/22	50,000	52,048
Mondelez International, Inc.
0.63%, 07/01/22	50,000	50,247
2.13%, 04/13/23 (a)	50,000	51,896
1.50%, 05/04/25 (a)	75,000	77,634
Novartis Capital Corp.
2.40%, 05/17/22 (a)	100,000	102,798
2.40%, 09/21/22	100,000	103,823
3.40%, 05/06/24	50,000	54,947
1.75%, 02/14/25 (a)	35,000	36,727
3.00%, 11/20/25 (a)	100,000	110,854
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	50,964
PepsiCo, Inc.
3.10%, 07/17/22 (a)	25,000	25,992
2.75%, 03/01/23	50,000	52,732
0.75%, 05/01/23	50,000	50,724
0.40%, 10/07/23	100,000	100,547
3.60%, 03/01/24 (a)	100,000	109,360
2.25%, 03/19/25 (a)	175,000	187,325
2.75%, 04/30/25 (a)	25,000	27,237
Pfizer, Inc.
2.80%, 03/11/22	65,000	66,966
3.20%, 09/15/23 (a)	50,000	53,881
2.95%, 03/15/24 (a)	100,000	107,952
3.40%, 05/15/24	50,000	55,030
Philip Morris International, Inc.
2.50%, 11/02/22 (a)	50,000	51,949
1.13%, 05/01/23	50,000	51,014
2.13%, 05/10/23 (a)	40,000	41,595
2.88%, 05/01/24 (a)	190,000	204,543
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 11/10/24	30,000	33,033
1.50%, 05/01/25 (a)	25,000	25,917
Procter & Gamble Co.
2.30%, 02/06/22	50,000	51,140
2.15%, 08/11/22	10,000	10,314
3.10%, 08/15/23	100,000	107,500
0.55%, 10/29/25	75,000	75,691
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	25,000	27,847
Reynolds American, Inc.
4.85%, 09/15/23	80,000	89,286
4.45%, 06/12/25 (a)	100,000	114,147
Royalty Pharma PLC
0.75%, 09/02/23 (c)	50,000	50,273
1.20%, 09/02/25 (a)(c)	50,000	50,848
Sanofi
3.38%, 06/19/23 (a)	75,000	80,563
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	150,000	159,051
SSM Health Care Corp.
3.69%, 06/01/23 (a)	15,000	16,058
Sutter Health
1.32%, 08/15/25 (a)	50,000	51,018
Sysco Corp.
2.60%, 06/12/22	25,000	25,801
5.65%, 04/01/25 (a)	100,000	119,378
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	65,000	68,545
4.15%, 02/01/24 (a)	50,000	55,282
4.13%, 03/25/25 (a)	50,000	56,943
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	125,000	131,141
3.90%, 09/28/23 (a)	100,000	109,249
3.95%, 08/15/24 (a)	25,000	27,861
Unilever Capital Corp.
2.20%, 05/05/22 (a)	100,000	102,465
0.38%, 09/14/23	100,000	100,290
3.25%, 03/07/24 (a)	100,000	108,586
Viatris, Inc.
1.13%, 06/22/22 (c)	100,000	100,949
1.65%, 06/22/25 (a)(c)	50,000	51,767
Whirlpool Corp.
4.00%, 03/01/24	10,000	11,025
3.70%, 05/01/25	100,000	111,522
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	150,000	165,985
Zoetis, Inc.
3.25%, 02/01/23 (a)	75,000	78,980
		15,643,712
Energy 7.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	135,000	141,130
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	36,533
4.95%, 12/15/24 (a)	50,000	55,967
BP Capital Markets America, Inc.
2.52%, 09/19/22 (a)	50,000	51,762
2.94%, 04/06/23	100,000	105,630
2.75%, 05/10/23	65,000	68,594
3.22%, 11/28/23 (a)	25,000	26,865
3.79%, 02/06/24 (a)	40,000	43,742
3.22%, 04/14/24 (a)	75,000	81,092

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.19%, 04/06/25 (a)	30,000	33,017
3.80%, 09/21/25 (a)	100,000	113,487
BP Capital Markets PLC
3.06%, 03/17/22	100,000	103,184
3.81%, 02/10/24	150,000	164,760
3.54%, 11/04/24	25,000	27,750
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	108,471
3.90%, 02/01/25 (a)	50,000	55,320
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	150,000	174,634
Chevron Corp.
2.50%, 03/03/22 (a)	75,000	76,817
1.14%, 05/11/23	150,000	153,171
3.19%, 06/24/23 (a)	100,000	106,496
2.90%, 03/03/24 (a)	25,000	26,810
1.55%, 05/11/25 (a)	100,000	104,104
Chevron USA, Inc.
0.69%, 08/12/25 (a)	200,000	201,476
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	27,288
Devon Energy Corp.
5.85%, 12/15/25 (a)	25,000	29,462
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	10,000	10,528
4.75%, 05/31/25 (a)	75,000	84,528
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	20,000	21,438
3.60%, 12/15/24 (a)	65,000	71,854
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	50,000	51,157
Enbridge, Inc.
2.90%, 07/15/22 (a)	200,000	207,770
2.50%, 01/15/25 (a)	25,000	26,837
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	75,000	77,889
3.60%, 02/01/23 (a)	50,000	52,322
4.25%, 03/15/23 (a)	50,000	53,126
5.88%, 01/15/24 (a)	50,000	56,203
4.90%, 02/01/24 (a)	20,000	21,913
4.50%, 04/15/24 (a)	70,000	76,712
4.05%, 03/15/25 (a)	50,000	54,921
2.90%, 05/15/25 (a)	50,000	52,961
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	106,155
Enterprise Products Operating LLC
3.50%, 02/01/22	50,000	51,709
3.35%, 03/15/23 (a)	50,000	52,868
3.90%, 02/15/24 (a)	50,000	54,785
3.75%, 02/15/25 (a)	35,000	39,228
4.88%, 08/16/77 (a)(b)	45,000	43,360
EOG Resources, Inc.
2.63%, 03/15/23 (a)	100,000	104,462
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	150,000	153,294
1.90%, 08/16/22	30,000	30,809
2.73%, 03/01/23 (a)	40,000	41,928
1.57%, 04/15/23	100,000	102,968
3.18%, 03/15/24 (a)	65,000	70,199
2.02%, 08/16/24 (a)	30,000	31,596
2.71%, 03/06/25 (a)	100,000	108,093
2.99%, 03/19/25 (a)	180,000	197,240
Halliburton Co.
3.50%, 08/01/23 (a)	60,000	64,108
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	50,000	55,768
HollyFrontier Corp.
2.63%, 10/01/23	50,000	51,137
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	25,781
Kinder Morgan Energy Partners LP
4.15%, 03/01/22	200,000	208,638
3.45%, 02/15/23 (a)	100,000	105,379
3.50%, 09/01/23 (a)	50,000	53,558
4.15%, 02/01/24 (a)	25,000	27,399
4.30%, 05/01/24 (a)	25,000	27,713
4.25%, 09/01/24 (a)	50,000	55,904
Marathon Oil Corp.
2.80%, 11/01/22 (a)	50,000	51,597
3.85%, 06/01/25 (a)	50,000	53,630
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	45,000	49,952
3.63%, 09/15/24 (a)	50,000	54,411
4.70%, 05/01/25 (a)	100,000	114,710
MPLX LP
3.50%, 12/01/22 (a)	50,000	52,538
3.38%, 03/15/23 (a)	45,000	47,653
4.50%, 07/15/23 (a)	35,000	38,147
4.88%, 12/01/24 (a)	150,000	172,192
4.00%, 02/15/25 (a)	20,000	22,338
4.88%, 06/01/25 (a)	50,000	57,785
National Fuel Gas Co.
5.20%, 07/15/25 (a)	50,000	56,329
Noble Energy, Inc.
3.90%, 11/15/24 (a)	45,000	50,108
ONEOK Partners LP
3.38%, 10/01/22 (a)	50,000	52,094
ONEOK, Inc.
4.25%, 02/01/22 (a)	125,000	128,761
7.50%, 09/01/23 (a)	15,000	17,368
2.75%, 09/01/24 (a)	45,000	47,525
2.20%, 09/15/25 (a)	50,000	51,771
5.85%, 01/15/26 (a)	20,000	23,962
Phillips 66
4.30%, 04/01/22	50,000	52,415
3.85%, 04/09/25 (a)	50,000	56,339
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	20,000	21,054
3.61%, 02/15/25 (a)	20,000	21,720
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	50,000	51,531
2.85%, 01/31/23 (a)	90,000	93,105
3.85%, 10/15/23 (a)	30,000	32,215
3.60%, 11/01/24 (a)	30,000	32,092
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	100,000	105,266
5.75%, 05/15/24 (a)	150,000	171,756
5.63%, 03/01/25 (a)	250,000	292,067
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	51,466
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	90,000	97,705
Shell International Finance BV
2.38%, 08/21/22	200,000	207,032
3.40%, 08/12/23	35,000	37,837
0.38%, 09/15/23	100,000	100,259
3.50%, 11/13/23 (a)	50,000	54,420
2.00%, 11/07/24 (a)	125,000	131,774

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 04/06/25 (a)	85,000	91,151
3.25%, 05/11/25	100,000	111,019
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	25,000	27,974
Suncor Energy, Inc.
3.10%, 05/15/25 (a)	100,000	109,587
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	50,000	52,092
4.25%, 04/01/24 (a)	15,000	16,237
Total Capital Canada Ltd.
2.75%, 07/15/23	50,000	53,106
Total Capital International S.A.
2.88%, 02/17/22	20,000	20,584
3.70%, 01/15/24	70,000	76,876
3.75%, 04/10/24	150,000	166,266
TransCanada PipeLines Ltd.
2.50%, 08/01/22	150,000	155,164
Valero Energy Corp.
2.70%, 04/15/23	75,000	78,338
1.20%, 03/15/24	50,000	50,388
2.85%, 04/15/25 (a)	85,000	90,726
Williams Cos., Inc.
3.60%, 03/15/22 (a)	50,000	51,622
4.50%, 11/15/23 (a)	75,000	82,735
4.55%, 06/24/24 (a)	44,000	49,288
4.00%, 09/15/25 (a)	100,000	113,708
		9,051,585
Industrial Other 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (a)	25,000	25,746
Yale University
0.87%, 04/15/25 (a)	100,000	101,757
		127,503
Technology 9.2%
Adobe, Inc.
1.70%, 02/01/23	15,000	15,437
1.90%, 02/01/25 (a)	45,000	47,607
3.25%, 02/01/25 (a)	50,000	55,221
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	55,000	59,243
Alphabet, Inc.
3.38%, 02/25/24	10,000	10,941
0.45%, 08/15/25 (a)	100,000	100,051
Analog Devices, Inc.
2.50%, 12/05/21 (a)	70,000	71,265
2.88%, 06/01/23 (a)	50,000	52,669
Apple Inc.
2.50%, 02/09/22 (a)	200,000	204,604
2.30%, 05/11/22 (a)	50,000	51,347
2.70%, 05/13/22	50,000	51,686
2.10%, 09/12/22 (a)	25,000	25,769
2.85%, 02/23/23 (a)	100,000	105,147
2.40%, 05/03/23	150,000	157,386
0.75%, 05/11/23	25,000	25,324
3.00%, 02/09/24 (a)	150,000	161,481
3.45%, 05/06/24	100,000	110,196
2.85%, 05/11/24 (a)	125,000	134,782
1.80%, 09/11/24 (a)	20,000	21,006
2.75%, 01/13/25 (a)	160,000	173,878
2.50%, 02/09/25	100,000	108,138
1.13%, 05/11/25 (a)	150,000	154,386
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 05/13/25	100,000	111,739
0.55%, 08/20/25 (a)	50,000	50,231
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	50,000	53,570
3.25%, 09/08/24 (a)	25,000	27,017
4.00%, 04/01/25 (a)	25,000	27,353
Avnet, Inc.
4.88%, 12/01/22	50,000	53,510
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	107,703
4.38%, 05/14/24 (a)	250,000	274,767
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	25,000	26,030
3.63%, 01/15/24 (a)	165,000	178,670
3.13%, 01/15/25 (a)	65,000	70,289
Broadcom, Inc.
3.13%, 10/15/22	50,000	52,367
2.25%, 11/15/23	100,000	104,498
4.70%, 04/15/25 (a)	150,000	172,176
3.15%, 11/15/25 (a)	30,000	32,778
Cisco Systems, Inc.
3.00%, 06/15/22	50,000	52,022
2.20%, 09/20/23 (a)	50,000	52,457
3.63%, 03/04/24	80,000	88,131
Corning, Inc.
2.90%, 05/15/22 (a)	15,000	15,437
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	290,000	320,905
4.00%, 07/15/24 (a)(c)	25,000	27,589
5.85%, 07/15/25 (a)(c)	50,000	59,800
DXC Technology Co.
4.00%, 04/15/23	50,000	53,464
4.25%, 04/15/24 (a)	25,000	27,424
4.13%, 04/15/25 (a)	20,000	22,150
Equifax, Inc.
3.30%, 12/15/22 (a)	70,000	73,391
2.60%, 12/01/24 (a)	25,000	26,792
Equinix, Inc.
2.63%, 11/18/24 (a)	20,000	21,397
1.25%, 07/15/25 (a)	50,000	51,019
1.00%, 09/15/25 (a)	50,000	50,203
Fidelity National Information Services, Inc.
3.88%, 06/05/24 (a)	50,000	55,082
Fiserv, Inc.
3.50%, 10/01/22 (a)	100,000	104,726
3.80%, 10/01/23 (a)	120,000	130,878
2.75%, 07/01/24 (a)	100,000	107,451
Flex Ltd.
5.00%, 02/15/23	15,000	16,272
4.75%, 06/15/25 (a)	50,000	57,197
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	106,892
4.00%, 06/01/23 (a)	75,000	81,173
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	65,000	69,080
4.45%, 10/02/23 (a)	150,000	165,309
4.65%, 10/01/24 (a)	35,000	39,801
4.90%, 10/15/25 (a)	200,000	234,312
HP, Inc.
2.20%, 06/17/25 (a)	150,000	158,892
IBM Credit LLC
2.20%, 09/08/22	100,000	103,216

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intel Corp.
2.35%, 05/11/22 (a)	50,000	51,337
2.70%, 12/15/22	50,000	52,380
2.88%, 05/11/24 (a)	125,000	134,892
3.40%, 03/25/25 (a)	50,000	55,576
International Business Machines Corp.
2.85%, 05/13/22	150,000	155,328
3.38%, 08/01/23	150,000	161,823
3.63%, 02/12/24	100,000	109,690
3.00%, 05/15/24	250,000	270,920
Jabil, Inc.
4.70%, 09/15/22	50,000	53,580
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	50,000	50,619
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	113,626
KLA Corp.
4.65%, 11/01/24 (a)	75,000	85,480
Lam Research Corp.
3.80%, 03/15/25 (a)	15,000	16,849
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	50,000	52,687
3.63%, 05/15/25 (a)(c)	60,000	67,191
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	50,000	54,150
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	95,000	102,955
Micron Technology, Inc.
2.50%, 04/24/23	150,000	156,462
4.64%, 02/06/24 (a)	25,000	27,841
Microsoft Corp.
2.40%, 02/06/22 (a)	50,000	51,114
2.38%, 02/12/22 (a)	150,000	153,355
2.65%, 11/03/22 (a)	145,000	150,970
2.00%, 08/08/23 (a)	70,000	73,064
3.63%, 12/15/23 (a)	125,000	136,614
2.88%, 02/06/24 (a)	120,000	128,855
2.70%, 02/12/25 (a)	140,000	151,946
3.13%, 11/03/25 (a)	150,000	167,742
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	111,815
NetApp, Inc.
3.30%, 09/29/24 (a)	40,000	43,568
1.88%, 06/22/25 (a)	100,000	104,759
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	25,000	28,233
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	75,000	80,697
Oracle Corp.
2.50%, 05/15/22 (a)	40,000	41,071
2.50%, 10/15/22	425,000	441,923
2.63%, 02/15/23 (a)	75,000	78,616
2.40%, 09/15/23 (a)	100,000	105,238
3.40%, 07/08/24 (a)	225,000	246,384
2.95%, 11/15/24 (a)	50,000	54,410
2.50%, 04/01/25 (a)	210,000	225,718
PayPal Holdings, Inc.
2.20%, 09/26/22	100,000	103,337
1.35%, 06/01/23	50,000	51,266
2.40%, 10/01/24 (a)	50,000	53,460
1.65%, 06/01/25 (a)	50,000	52,353
QUALCOMM, Inc.
3.00%, 05/20/22	50,000	51,922
2.60%, 01/30/23 (a)	75,000	78,665
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 05/20/24 (a)	25,000	26,963
3.45%, 05/20/25 (a)	100,000	111,674
salesforce.com, Inc.
3.25%, 04/11/23 (a)	25,000	26,656
Seagate HDD Cayman
4.88%, 03/01/24 (a)	50,000	54,396
4.75%, 01/01/25	25,000	27,264
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50,000	52,087
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	26,131
2.63%, 05/15/24 (a)	25,000	26,710
1.38%, 03/12/25 (a)	50,000	51,934
Trimble, Inc.
4.15%, 06/15/23 (a)	25,000	27,093
4.75%, 12/01/24 (a)	20,000	22,878
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	15,000	15,392
VMware, Inc.
2.95%, 08/21/22 (a)	45,000	46,707
Xilinx, Inc.
2.95%, 06/01/24 (a)	25,000	26,965
		10,896,055
Transportation 1.7%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	77,901
3.00%, 03/15/23 (a)	15,000	15,768
3.85%, 09/01/23 (a)	25,000	27,108
3.75%, 04/01/24 (a)	152,000	166,657
7.00%, 12/15/25	50,000	64,801
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	90,000	97,662
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	44,160	44,420
CSX Corp.
3.40%, 08/01/24 (a)	75,000	82,021
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	100,000	102,266
FedEx Corp.
3.40%, 01/14/22	20,000	20,633
4.00%, 01/15/24	50,000	55,414
3.20%, 02/01/25	175,000	192,640
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	130,000	133,583
3.85%, 01/15/24 (a)	25,000	27,282
Ryder System, Inc.
2.88%, 06/01/22 (a)	50,000	51,672
3.75%, 06/09/23 (a)	15,000	16,147
2.50%, 09/01/24 (a)	20,000	21,270
3.35%, 09/01/25 (a)	15,000	16,725
Southwest Airlines Co.
4.75%, 05/04/23	50,000	54,392
5.25%, 05/04/25 (a)	130,000	150,905
Union Pacific Corp.
2.95%, 03/01/22	145,000	149,488
2.95%, 01/15/23 (a)	25,000	26,139
3.50%, 06/08/23 (a)	50,000	53,623
3.65%, 02/15/24 (a)	15,000	16,329
3.15%, 03/01/24 (a)	20,000	21,651
3.25%, 01/15/25 (a)	15,000	16,452
3.75%, 07/15/25 (a)	75,000	85,058

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Parcel Service, Inc.
2.45%, 10/01/22	20,000	20,757
2.50%, 04/01/23 (a)	25,000	26,186
3.90%, 04/01/25 (a)	150,000	169,701
		2,004,651
		61,924,711

Utility 4.6%
Electric 4.3%
Alabama Power Co.
3.55%, 12/01/23	20,000	21,794
Ameren Corp.
2.50%, 09/15/24 (a)	25,000	26,665
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	27,501
American Electric Power Co., Inc.
3.65%, 12/01/21	50,000	51,526
2.95%, 12/15/22 (a)	50,000	52,219
Appalachian Power Co.
3.40%, 06/01/25 (a)	50,000	55,402
Arizona Public Service Co.
3.15%, 05/15/25 (a)	50,000	54,991
Avangrid, Inc.
3.15%, 12/01/24 (a)	35,000	38,182
3.20%, 04/15/25 (a)	50,000	54,817
Baltimore Gas and Electric Co.
3.35%, 07/01/23 (a)	25,000	26,686
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	50,000	54,535
3.50%, 02/01/25 (a)	30,000	33,107
4.05%, 04/15/25 (a)(c)	100,000	113,601
Black Hills Corp.
4.25%, 11/30/23 (a)	15,000	16,463
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	51,709
3.85%, 02/01/24 (a)	75,000	82,162
Consumers Energy Co.
3.38%, 08/15/23 (a)	13,000	13,929
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	27,069
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	100,000	103,322
3.07%, 08/15/24	50,000	54,063
3.30%, 03/15/25 (a)	100,000	110,320
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	55,372
DTE Energy Co.
0.55%, 11/01/22	50,000	50,186
2.25%, 11/01/22	50,000	51,774
3.70%, 08/01/23 (a)	35,000	37,840
3.85%, 12/01/23 (a)	30,000	32,664
3.50%, 06/01/24 (a)	30,000	32,612
1.05%, 06/01/25 (a)	100,000	101,289
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	23,000	24,343
Duke Energy Corp.
2.40%, 08/15/22 (a)	75,000	77,380
3.05%, 08/15/22 (a)	50,000	51,807
3.75%, 04/15/24 (a)	75,000	82,638
0.90%, 09/15/25 (a)	50,000	50,185
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	30,829
3.25%, 08/15/25 (a)	50,000	55,800
Edison International
2.95%, 03/15/23 (a)	25,000	26,046
3.55%, 11/15/24 (a)	50,000	54,279
4.95%, 04/15/25 (a)	40,000	45,631
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	17,000	18,675
Entergy Corp.
4.00%, 07/15/22 (a)	113,000	118,528
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	117,867
Evergy, Inc.
2.45%, 09/15/24 (a)	100,000	106,094
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,686
3.80%, 12/01/23 (a)	50,000	54,700
2.90%, 10/01/24 (a)	25,000	27,040
3.15%, 01/15/25 (a)	25,000	27,266
0.80%, 08/15/25 (a)	50,000	50,000
Exelon Corp.
3.50%, 06/01/22 (a)	20,000	20,810
Exelon Generation Co. LLC
3.40%, 03/15/22 (a)	15,000	15,495
4.25%, 06/15/22 (a)	20,000	20,878
3.25%, 06/01/25 (a)	50,000	54,613
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	26,190
3.25%, 06/01/24 (a)	30,000	32,361
2.85%, 04/01/25 (a)	50,000	54,594
Georgia Power Co.
2.10%, 07/30/23	40,000	41,800
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,929
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	81,798
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	50,000	50,823
3.40%, 11/15/23 (a)	25,000	26,997
2.95%, 02/07/24 (a)	100,000	107,167
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	100,000	103,214
2.80%, 01/15/23 (a)	40,000	41,926
3.15%, 04/01/24 (a)	65,000	70,329
2.75%, 05/01/25 (a)	75,000	81,241
Northern States Power Co.
2.60%, 05/15/23 (a)	100,000	104,175
NSTAR Electric Co.
2.38%, 10/15/22 (a)	50,000	51,549
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	107,589
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	150,000	150,450
Pacific Gas and Electric Co.
3.85%, 11/15/23 (a)	50,000	53,285
3.45%, 07/01/25	75,000	81,406
PacifiCorp
3.60%, 04/01/24 (a)	50,000	54,433
PECO Energy Co.
2.38%, 09/15/22 (a)	200,000	205,980

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	50,000	52,247
3.50%, 12/01/22 (a)	50,000	52,521
3.40%, 06/01/23 (a)	13,000	13,829
PSEG Power LLC
3.85%, 06/01/23 (a)	50,000	53,798
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	50,000	53,749
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	50,000	52,154
0.80%, 08/15/25 (a)	100,000	100,191
Puget Energy, Inc.
5.63%, 07/15/22 (a)	50,000	53,193
Sempra Energy
3.55%, 06/15/24 (a)	50,000	54,490
Southern California Edison Co.
3.40%, 06/01/23 (a)	50,000	53,388
3.50%, 10/01/23 (a)	25,000	26,865
Southern Co.
2.95%, 07/01/23 (a)	100,000	106,053
4.00%, 01/15/51 (a)(b)	25,000	26,447
5.50%, 03/15/57 (a)(b)	25,000	25,974
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	50,000	52,424
WEC Energy Group, Inc.
0.55%, 09/15/23	50,000	50,257
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	25,000	26,435
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	50,000	50,193
		5,030,834
Natural Gas 0.2%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	20,000	21,351
NiSource, Inc.
0.95%, 08/15/25 (a)	50,000	50,384
Sempra Energy
2.88%, 10/01/22 (a)	50,000	51,979
4.05%, 12/01/23 (a)	75,000	82,155
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	89,326
		295,195
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	38,327
3.40%, 03/01/25 (a)	35,000	38,769
		77,096
		5,403,125
Total Corporates
(Cost $113,318,732)		116,489,451
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (g)	1,415,925	1,415,925
Total Other Investment Company
(Cost $1,415,925)		1,415,925

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
5 Year US Treasury Note (CBOT), expires 03/31/21	5	630,820	(7)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,408,952 or 1.2% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended December 31, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 12/31/20	Face amount at 12/31/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$—	$25,530	$—	$—	$670	$26,200	25,000	$602
Charles Schwab Corp., 3.55%, 02/01/24	—	10,596	—	—	320	10,916	10,000	294
Total	$—	$36,126	$—	$—	$990	$37,116		$896
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$116,489,451	$—	$116,489,451
Other Investment Company[1]	1,415,925	—	—	1,415,925
Liabilities
Futures Contracts[2]	(7)	—	—	(7)
Total	$1,415,918	$116,489,451	$—	$117,905,369
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated issuer, at value (cost $36,126)		$37,116
Investments in unaffiliated issuers, at value (cost $114,698,531)		117,868,260
Deposit with broker for futures contracts		20,423
Receivables:
Interest		903,819
Foreign tax reclaims		724
Dividends	+	35
Total assets		118,830,377
Liabilities
Payables:
Investments bought		679,596
Management fees		4,916
Variation margin on futures contracts	+	104
Total liabilities		684,616
Net Assets
Total assets		118,830,377
Total liabilities	–	684,616
Net assets		$118,145,761
Net Assets by Source
Capital received from investors		114,971,630
Total distributable earnings		3,174,131

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$118,145,761		2,300,000		$51.37

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest received from affiliated issuer		$896
Interest received from unaffiliated issuers		1,717,952
Dividends received from unaffiliated issuers	+	1,766
Total investment income		1,720,614
Expenses
Management fees		48,142
Total expenses	–	48,142
Net investment income		1,672,472
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated investments		1,192,324
Net realized gains on in-kind redemptions on unaffiliated investments		57,215
Net realized losses on futures contracts	+	(11,444)
Net realized gains		1,238,095
Net change in unrealized appreciation (depreciation) on affiliated issuer		990
Net change in unrealized appreciation (depreciation) on unaffiliated investments		3,134,668
Net change in unrealized appreciation (depreciation) on futures contracts	+	(7)
Net change in unrealized appreciation (depreciation)	+	3,135,651
Net realized and unrealized gains		4,373,746
Increase in net assets resulting from operations		$6,046,218

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		10/10/19*-12/31/19
Net investment income		$1,672,472	$137,147
Net realized gains (losses)		1,238,095	(3,498)
Net change in unrealized appreciation (depreciation)	+	3,135,651	35,061
Increase in net assets resulting from operations		6,046,218	168,710
Distributions to Shareholders
Total distributions		($2,580,855)	($135,820)

Transactions in Fund Shares
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,950,000	$149,197,325	700,000	$34,996,345
Shares redeemed	+	(1,350,000)	(69,546,162)	—	—
Net transactions in fund shares		1,600,000	$79,651,163	700,000	$34,996,345
Shares Outstanding and Net Assets
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		700,000	$35,029,235	—	$—
Total increase	+	1,600,000	83,116,526	700,000	35,029,235
End of period		2,300,000	$118,145,761	700,000	$35,029,235
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 5-10 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.26	0.29
Net realized and unrealized gains (losses)	3.60	0.04
Total from investment operations	4.86	0.33
Less distributions:
Distributions from net investment income	(1.24)	(0.26)
Net asset value at end of period	$53.69	$50.07
Total return	9.83%	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.06% [4],[5]
Net investment income (loss)	2.43%	2.61% [4]
Portfolio turnover rate[6]	36%	8% [3]
Net assets, end of period (x 1,000)	$190,584	$110,151

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.1% of net assets

Financial Institutions 33.8%
Banking 22.8%
American Express Co.
3.13%, 05/20/26 (a)	100,000	112,558
American Express Credit Corp.
3.30%, 05/03/27 (a)	200,000	227,632
Banco Santander S.A.
4.25%, 04/11/27	200,000	232,062
3.80%, 02/23/28	200,000	227,044
3.49%, 05/28/30	200,000	224,724
Bank of America Corp.
4.45%, 03/03/26	250,000	291,772
3.50%, 04/19/26	275,000	311,987
4.25%, 10/22/26	25,000	29,285
3.56%, 04/23/27 (a)(b)	200,000	226,026
3.25%, 10/21/27 (a)	250,000	280,375
4.18%, 11/25/27 (a)	250,000	290,552
3.82%, 01/20/28 (a)(b)	150,000	172,392
3.71%, 04/24/28 (a)(b)	175,000	199,834
3.59%, 07/21/28 (a)(b)	200,000	227,608
3.42%, 12/20/28 (a)(b)	625,000	706,406
3.97%, 03/05/29 (a)(b)	275,000	321,065
4.27%, 07/23/29 (a)(b)	200,000	238,412
3.97%, 02/07/30 (a)(b)	355,000	418,946
3.19%, 07/23/30 (a)(b)	220,000	246,730
2.88%, 10/22/30 (a)(b)	175,000	191,762
2.50%, 02/13/31 (a)(b)	250,000	265,635
2.59%, 04/29/31 (a)(b)	225,000	241,144
1.90%, 07/23/31 (a)(b)	300,000	303,648
1.92%, 10/24/31 (a)(b)	250,000	253,483
Bank of Montreal
3.80%, 12/15/32 (a)(b)	100,000	113,303
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	125,000	138,329
2.45%, 08/17/26 (a)	75,000	81,745
3.40%, 01/29/28 (a)	100,000	114,769
3.44%, 02/07/28 (a)(b)	150,000	172,029
3.00%, 10/30/28 (a)	100,000	113,677
3.30%, 08/23/29 (a)	100,000	114,469
Bank of Nova Scotia
4.50%, 12/16/25	75,000	87,581
2.70%, 08/03/26	150,000	165,743
Barclays PLC
5.20%, 05/12/26	400,000	467,464
4.34%, 01/10/28 (a)	200,000	230,142
4.84%, 05/09/28 (a)	200,000	231,316
4.97%, 05/16/29 (a)(b)	225,000	270,952
5.09%, 06/20/30 (a)(b)	200,000	240,608
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
3.75%, 07/28/26 (a)	132,000	149,568
3.75%, 03/09/27 (a)	100,000	114,695
3.65%, 05/11/27 (a)	150,000	172,215
3.80%, 01/31/28 (a)	100,000	115,641
Citigroup, Inc.
3.70%, 01/12/26	250,000	284,687
4.60%, 03/09/26	200,000	234,850
3.40%, 05/01/26	410,000	461,935
3.20%, 10/21/26 (a)	250,000	279,562
4.30%, 11/20/26	150,000	175,254
4.45%, 09/29/27	275,000	325,182
3.89%, 01/10/28 (a)(b)	350,000	402,661
3.67%, 07/24/28 (a)(b)	295,000	336,138
4.13%, 07/25/28	170,000	199,014
3.52%, 10/27/28 (a)(b)	155,000	175,314
4.08%, 04/23/29 (a)(b)	150,000	176,397
3.98%, 03/20/30 (a)(b)	175,000	205,949
2.98%, 11/05/30 (a)(b)	150,000	165,434
2.67%, 01/29/31 (a)(b)	300,000	322,161
4.41%, 03/31/31 (a)(b)	350,000	424,760
2.57%, 06/03/31 (a)(b)	100,000	106,644
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	100,000	111,192
2.50%, 02/06/30 (a)	50,000	53,677
3.25%, 04/30/30 (a)	50,000	56,556
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	119,804
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	282,972
Credit Suisse Group AG
4.55%, 04/17/26	250,000	294,360
Deutsche Bank AG
4.10%, 01/13/26	50,000	55,570
4.10%, 01/13/26	200,000	223,438
Discover Bank
2.70%, 02/06/30 (a)	250,000	266,810
Discover Financial Services
4.10%, 02/09/27 (a)	125,000	144,706
Fifth Third Bancorp
2.55%, 05/05/27 (a)	50,000	54,468
3.95%, 03/14/28 (a)	150,000	177,677
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	294,017
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (a)	200,000	227,578
3.50%, 11/16/26 (a)	270,000	303,356
3.85%, 01/26/27 (a)	315,000	360,158
3.69%, 06/05/28 (a)(b)	225,000	259,270
3.81%, 04/23/29 (a)(b)	190,000	220,408
4.22%, 05/01/29 (a)(b)	325,000	385,177
2.60%, 02/07/30 (a)	150,000	161,550
3.80%, 03/15/30 (a)	250,000	294,517

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC Holdings PLC
4.30%, 03/08/26	200,000	231,118
3.90%, 05/25/26	200,000	228,438
4.38%, 11/23/26	250,000	288,827
1.59%, 05/24/27 (a)(b)	200,000	203,388
4.04%, 03/13/28 (a)(b)	225,000	256,943
4.58%, 06/19/29 (a)(b)	200,000	236,858
4.95%, 03/31/30	200,000	250,428
3.97%, 05/22/30 (a)(b)	225,000	260,271
2.85%, 06/04/31 (a)(b)	200,000	215,068
2.36%, 08/18/31 (a)(b)	200,000	206,996
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	175,000	188,393
ING Groep N.V.
4.55%, 10/02/28	250,000	304,732
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	325,000	364,101
3.20%, 06/15/26 (a)	162,000	181,401
2.95%, 10/01/26 (a)	359,000	399,172
4.13%, 12/15/26	340,000	397,657
3.96%, 01/29/27 (a)(b)	150,000	172,722
4.25%, 10/01/27	150,000	178,032
3.63%, 12/01/27 (a)	100,000	113,760
3.78%, 02/01/28 (a)(b)	185,000	212,650
3.54%, 05/01/28 (a)(b)	100,000	114,283
2.18%, 06/01/28 (a)(b)	100,000	106,269
3.51%, 01/23/29 (a)(b)	285,000	325,025
4.01%, 04/23/29 (a)(b)	275,000	323,315
4.20%, 07/23/29 (a)(b)	195,000	232,723
4.45%, 12/05/29 (a)(b)	150,000	183,905
3.70%, 05/06/30 (a)(b)	200,000	232,270
2.74%, 10/15/30 (a)(b)	255,000	277,784
4.49%, 03/24/31 (a)(b)	300,000	370,359
2.52%, 04/22/31 (a)(b)	225,000	241,830
2.96%, 05/13/31 (a)(b)	340,000	372,572
1.76%, 11/19/31 (a)(b)	150,000	151,437
KeyBank NA
3.90%, 04/13/29	250,000	290,057
KeyCorp
2.25%, 04/06/27	100,000	107,286
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	227,248
4.38%, 03/22/28	250,000	297,167
4.55%, 08/16/28	200,000	241,718
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	231,246
3.68%, 02/22/27	200,000	227,338
3.29%, 07/25/27	100,000	113,634
3.96%, 03/02/28	200,000	235,736
3.74%, 03/07/29	100,000	117,622
3.20%, 07/18/29	200,000	225,684
2.05%, 07/17/30	200,000	209,010
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	234,642
4.25%, 09/11/29 (a)(b)	200,000	238,202
2.59%, 05/25/31 (a)(b)	200,000	213,838
2.20%, 07/10/31 (a)(b)	200,000	207,656
Morgan Stanley
3.88%, 01/27/26	150,000	172,238
3.13%, 07/27/26	550,000	615,824
6.25%, 08/09/26	100,000	127,735
4.35%, 09/08/26	100,000	117,834
3.63%, 01/20/27	385,000	442,284
3.95%, 04/23/27	308,000	356,676
3.59%, 07/22/28 (a)(b)	100,000	114,250
3.77%, 01/24/29 (a)(b)	308,000	357,397
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.43%, 01/23/30 (a)(b)	130,000	158,673
2.70%, 01/22/31 (a)(b)	340,000	370,042
3.62%, 04/01/31 (a)(b)	250,000	291,042
1.79%, 02/13/32 (a)(b)	50,000	50,452
National Australia Bank Ltd.
2.50%, 07/12/26	250,000	272,767
Natwest Group PLC
3.07%, 05/22/28 (a)(b)	200,000	217,652
4.89%, 05/18/29 (a)(b)	225,000	270,882
5.08%, 01/27/30 (a)(b)	400,000	492,820
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	88,286
3.15%, 05/03/29 (a)	50,000	56,877
1.95%, 05/01/30 (a)	50,000	52,262
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	284,620
2.70%, 10/22/29	250,000	274,670
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	50,000	55,023
3.45%, 04/23/29 (a)	100,000	115,774
2.55%, 01/22/30 (a)	190,000	208,533
Royal Bank of Canada
4.65%, 01/27/26	100,000	118,164
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	200,000	217,800
4.40%, 07/13/27 (a)	135,000	154,027
State Street Corp.
2.65%, 05/19/26	100,000	110,183
2.40%, 01/24/30	125,000	137,151
3.03%, 11/01/34 (a)(b)	100,000	109,719
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26	100,000	114,092
2.63%, 07/14/26	200,000	217,634
3.01%, 10/19/26	100,000	111,060
3.36%, 07/12/27	100,000	113,409
3.35%, 10/18/27	75,000	84,467
3.54%, 01/17/28	75,000	85,315
4.31%, 10/16/28	100,000	119,861
3.04%, 07/16/29	450,000	500,328
3.20%, 09/17/29	100,000	109,528
2.75%, 01/15/30	200,000	218,738
2.13%, 07/08/30	200,000	208,946
2.14%, 09/23/30	100,000	100,709
SVB Financial Group
3.13%, 06/05/30 (a)	50,000	56,429
Synchrony Financial
3.95%, 12/01/27 (a)	100,000	112,662
5.15%, 03/19/29 (a)	110,000	133,408
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	50,000	56,673
Truist Bank
2.25%, 03/11/30 (a)	250,000	262,855
Truist Financial Corp.
1.13%, 08/03/27 (a)	250,000	251,883
3.88%, 03/19/29 (a)	50,000	58,887
US Bancorp
2.38%, 07/22/26 (a)	150,000	163,173
3.15%, 04/27/27 (a)	170,000	192,187
3.00%, 07/30/29 (a)	100,000	111,977
1.38%, 07/22/30 (a)	150,000	150,399
Wells Fargo & Co.
3.00%, 04/22/26	375,000	413,625
4.10%, 06/03/26	200,000	229,744
7.57%, 08/01/26	25,000	32,786

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 10/23/26	500,000	554,685
3.20%, 06/17/27 (a)(b)	200,000	222,082
4.30%, 07/22/27	250,000	293,847
3.58%, 05/22/28 (a)(b)	200,000	227,066
2.39%, 06/02/28 (a)(b)	250,000	266,517
4.15%, 01/24/29 (a)	152,000	180,462
2.88%, 10/30/30 (a)(b)	300,000	327,615
2.57%, 02/11/31 (a)(b)	300,000	319,569
4.48%, 04/04/31 (a)(b)	200,000	244,854
Westpac Banking Corp.
2.85%, 05/13/26	150,000	166,751
2.70%, 08/19/26	100,000	110,656
3.35%, 03/08/27	100,000	113,719
3.40%, 01/25/28	50,000	57,714
2.65%, 01/16/30	70,000	78,532
4.32%, 11/23/31 (a)(b)	100,000	114,138
4.11%, 07/24/34 (a)(b)	225,000	256,028
		43,356,009
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	54,547
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	55,540
BGC Partners, Inc.
4.38%, 12/15/25 (a)	150,000	158,733
BlackRock, Inc.
3.20%, 03/15/27	50,000	56,619
3.25%, 04/30/29 (a)	100,000	115,509
2.40%, 04/30/30 (a)	50,000	54,743
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	25,000	29,182
3.90%, 01/25/28 (a)	40,000	46,315
4.85%, 03/29/29 (a)	75,000	92,092
4.35%, 04/15/30 (a)	110,000	132,203
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	50,000	57,331
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	50,000	56,330
3.25%, 05/22/29 (a)(d)	30,000	34,449
4.63%, 03/22/30 (a)(d)	150,000	189,661
CME Group, Inc.
3.75%, 06/15/28 (a)	50,000	59,441
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	86,582
Eaton Vance Corp.
3.50%, 04/06/27 (a)	25,000	27,894
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	99,628
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	50,000	56,030
3.75%, 09/21/28 (a)	66,000	77,262
2.10%, 06/15/30 (a)	100,000	104,750
Invesco Finance PLC
3.75%, 01/15/26	50,000	56,596
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	100,000	118,186
4.15%, 01/23/30	80,000	93,776
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	27,780
4.50%, 09/19/28 (a)	100,000	118,977
4.38%, 03/11/29 (a)	10,000	11,788
Legg Mason, Inc.
4.75%, 03/15/26	75,000	89,191
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nasdaq, Inc.
3.85%, 06/30/26 (a)	50,000	57,472
Nomura Holdings, Inc.
2.68%, 07/16/30	400,000	424,548
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	123,304
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (a)	50,000	56,451
2.75%, 10/01/29 (a)	25,000	27,605
		2,850,515
Finance Companies 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (a)	300,000	337,779
3.88%, 01/23/28 (a)	150,000	161,541
Air Lease Corp.
3.75%, 06/01/26 (a)	50,000	55,257
3.63%, 04/01/27 (a)	100,000	108,393
3.63%, 12/01/27 (a)	50,000	55,128
3.25%, 10/01/29 (a)	35,000	36,980
3.00%, 02/01/30 (a)	150,000	154,375
Ares Capital Corp.
3.88%, 01/15/26 (a)	100,000	108,500
GATX Corp.
3.25%, 09/15/26 (a)	50,000	55,531
3.85%, 03/30/27 (a)	50,000	56,608
3.50%, 03/15/28 (a)	25,000	28,118
4.70%, 04/01/29 (a)	75,000	91,532
GE Capital Funding LLC
4.40%, 05/15/30 (a)(c)	250,000	294,822
Owl Rock Capital Corp.
4.25%, 01/15/26 (a)	50,000	52,713
3.40%, 07/15/26 (a)	100,000	101,370
		1,698,647
Financial Other 0.0%
ORIX Corp.
3.70%, 07/18/27	35,000	40,066
Insurance 4.1%
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	55,401
3.60%, 04/01/30 (a)	100,000	117,826
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	113,638
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	50,000	56,565
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	110,272
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	59,338
4.25%, 03/15/29 (a)	200,000	240,414
3.40%, 06/30/30 (a)	50,000	57,338
5.75%, 04/01/48 (a)(b)	50,000	57,735
Anthem, Inc.
3.65%, 12/01/27 (a)	181,000	208,881
4.10%, 03/01/28 (a)	50,000	59,250
2.88%, 09/15/29 (a)	60,000	66,555
2.25%, 05/15/30 (a)	150,000	158,623
Aon Corp.
3.75%, 05/02/29 (a)	100,000	116,977
2.80%, 05/15/30 (a)	150,000	164,361

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	58,118
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	69,891
Athene Holding Ltd.
6.15%, 04/03/30 (a)	100,000	124,181
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	50,000	55,972
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,803
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	250,000	264,027
1.45%, 10/15/30 (a)	50,000	50,745
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	100,000	111,939
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	136,005
5.63%, 05/15/30 (a)	50,000	61,801
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	41,516
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	150,000	169,362
1.38%, 09/15/30 (a)	100,000	99,887
CNA Financial Corp.
4.50%, 03/01/26 (a)	25,000	29,352
3.90%, 05/01/29 (a)	50,000	59,556
2.05%, 08/15/30 (a)	50,000	51,645
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	90,774
Enstar Group Ltd.
4.95%, 06/01/29 (a)	50,000	57,459
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	150,000	177,493
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	56,659
4.63%, 04/29/30 (a)	50,000	56,326
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	100,000	110,718
First American Financial Corp.
4.00%, 05/15/30 (a)	75,000	86,200
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	60,114
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	52,210
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	109,332
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	57,634
3.13%, 08/15/29 (a)	150,000	165,912
4.88%, 04/01/30 (a)	50,000	62,651
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	50,956
Lincoln National Corp.
3.80%, 03/01/28 (a)	75,000	86,925
3.05%, 01/15/30 (a)	100,000	111,760
Loews Corp.
3.20%, 05/15/30 (a)	50,000	56,863
Manulife Financial Corp.
4.15%, 03/04/26	95,000	110,917
2.48%, 05/19/27 (a)	50,000	54,177
4.06%, 02/24/32 (a)(b)	100,000	109,333
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Markel Corp.
3.50%, 11/01/27 (a)	75,000	84,071
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	50,000	56,952
4.38%, 03/15/29 (a)	100,000	122,050
2.25%, 11/15/30 (a)	35,000	37,128
Mercury General Corp.
4.40%, 03/15/27 (a)	25,000	27,826
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	125,292
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	57,527
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	51,897
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	65,000	76,359
2.13%, 06/15/30 (a)	50,000	52,407
Progressive Corp.
2.45%, 01/15/27	100,000	108,182
3.20%, 03/26/30 (a)	100,000	115,609
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	200,000	207,980
3.88%, 03/27/28 (a)	125,000	148,059
2.10%, 03/10/30 (a)	50,000	53,081
4.50%, 09/15/47 (a)(b)	100,000	110,123
3.70%, 10/01/50 (a)(b)	50,000	52,896
Prudential PLC
3.13%, 04/14/30	100,000	113,737
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	34,389
3.90%, 05/15/29 (a)	50,000	57,407
3.15%, 06/15/30 (a)	50,000	55,013
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	56,585
UnitedHealth Group, Inc.
3.10%, 03/15/26	100,000	112,186
3.45%, 01/15/27	100,000	114,612
3.38%, 04/15/27	50,000	57,108
2.95%, 10/15/27	100,000	112,339
3.85%, 06/15/28	25,000	29,729
3.88%, 12/15/28	50,000	60,001
2.88%, 08/15/29	175,000	198,809
2.00%, 05/15/30 (a)	100,000	106,269
Unum Group
4.00%, 06/15/29 (a)	100,000	113,087
Voya Financial, Inc.
3.65%, 06/15/26	50,000	57,260
4.70%, 01/23/48 (a)(b)	25,000	26,132
Willis North America, Inc.
4.50%, 09/15/28 (a)	50,000	60,353
2.95%, 09/15/29 (a)	100,000	109,725
		7,825,567
REITs 4.5%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	58,055
3.80%, 04/15/26 (a)	50,000	57,627
3.95%, 01/15/28 (a)	50,000	58,015
2.75%, 12/15/29 (a)	200,000	218,724
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	81,933
2.85%, 02/01/30 (a)	50,000	52,315

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	57,597
4.90%, 02/15/29 (a)	30,000	36,329
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	35,000	38,833
2.90%, 10/15/26 (a)	100,000	111,081
3.35%, 05/15/27 (a)	30,000	33,624
2.30%, 03/01/30 (a)	50,000	53,339
Boston Properties LP
3.65%, 02/01/26 (a)	125,000	142,844
2.75%, 10/01/26 (a)	50,000	54,583
4.50%, 12/01/28 (a)	100,000	120,380
3.40%, 06/21/29 (a)	100,000	111,780
2.90%, 03/15/30 (a)	85,000	91,727
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	50,000	53,664
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	55,698
4.13%, 05/15/29 (a)	75,000	86,415
4.05%, 07/01/30 (a)	100,000	115,133
Camden Property Trust
3.15%, 07/01/29 (a)	75,000	84,667
2.80%, 05/15/30 (a)	100,000	111,368
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	36,631
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	109,715
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	53,974
2.15%, 11/01/30 (a)	100,000	97,824
Digital Realty Trust LP
4.45%, 07/15/28 (a)	100,000	119,365
3.60%, 07/01/29 (a)	100,000	114,818
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	59,050
2.88%, 11/15/29 (a)	50,000	55,143
1.75%, 07/01/30 (a)	150,000	152,026
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	82,927
4.15%, 12/01/28 (a)	100,000	119,277
3.00%, 07/01/29 (a)	70,000	78,111
Essex Portfolio LP
3.38%, 04/15/26 (a)	70,000	78,653
4.00%, 03/01/29 (a)	100,000	116,517
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	109,024
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	50,000	51,899
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	85,000	96,402
3.10%, 02/15/30 (a)	50,000	54,677
Healthpeak Properties, Inc.
3.25%, 07/15/26 (a)	93,000	105,190
3.50%, 07/15/29 (a)	50,000	56,948
3.00%, 01/15/30 (a)	50,000	54,997
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	114,268
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	50,000	51,646
3.50%, 09/15/30 (a)	100,000	105,657
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	20,000	22,090
4.65%, 04/01/29 (a)	100,000	116,719
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	80,809
3.05%, 02/15/30 (a)	125,000	133,334
Kimco Realty Corp.
2.80%, 10/01/26 (a)	75,000	81,930
1.90%, 03/01/28 (a)	50,000	51,310
2.70%, 10/01/30 (a)	100,000	108,489
Lexington Realty Trust
2.70%, 09/15/30 (a)	50,000	52,375
Life Storage LP
3.88%, 12/15/27 (a)	70,000	80,070
4.00%, 06/15/29 (a)	80,000	93,942
Mid-America Apartments LP
4.20%, 06/15/28 (a)	100,000	117,908
3.95%, 03/15/29 (a)	40,000	47,014
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	100,000	110,199
4.30%, 10/15/28 (a)	50,000	57,948
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	114,602
3.63%, 10/01/29 (a)	100,000	106,498
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	55,010
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	50,931
Prologis LP
3.25%, 10/01/26 (a)	79,000	89,845
2.13%, 04/15/27 (a)	100,000	107,589
2.25%, 04/15/30 (a)	100,000	107,408
Public Storage
3.09%, 09/15/27 (a)	100,000	112,020
Realty Income Corp.
4.13%, 10/15/26 (a)	50,000	58,913
3.65%, 01/15/28 (a)	75,000	85,398
3.25%, 01/15/31 (a)	50,000	56,822
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	82,564
2.95%, 09/15/29 (a)	50,000	53,468
3.70%, 06/15/30 (a)	50,000	56,669
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	50,000	53,674
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	94,535
Simon Property Group LP
3.30%, 01/15/26 (a)	50,000	55,059
3.25%, 11/30/26 (a)	100,000	111,000
3.38%, 06/15/27 (a)	100,000	111,035
3.38%, 12/01/27 (a)	100,000	112,261
2.45%, 09/13/29 (a)	150,000	157,999
SITE Centers Corp.
4.70%, 06/01/27 (a)	26,000	28,488
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	38,457
3.20%, 01/15/27 (a)	75,000	79,837
4.00%, 07/15/29 (a)	50,000	56,385
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	79,813
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	51,649
UDR, Inc.
2.95%, 09/01/26 (a)	50,000	55,043
3.50%, 01/15/28 (a)	50,000	56,120

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 01/26/29 (a)	100,000	119,290
3.20%, 01/15/30 (a)	50,000	55,662
Ventas Realty LP
3.25%, 10/15/26 (a)	125,000	137,825
3.85%, 04/01/27 (a)	45,000	50,341
4.00%, 03/01/28 (a)	21,000	24,008
4.40%, 01/15/29 (a)	100,000	116,808
3.00%, 01/15/30 (a)	45,000	48,442
VEREIT Operating Partnership LP
4.88%, 06/01/26 (a)	50,000	58,790
3.95%, 08/15/27 (a)	75,000	85,270
3.40%, 01/15/28 (a)	50,000	55,235
3.10%, 12/15/29 (a)	70,000	75,804
Welltower, Inc.
4.25%, 04/01/26 (a)	135,000	157,630
4.13%, 03/15/29 (a)	100,000	116,795
3.10%, 01/15/30 (a)	50,000	54,757
WP Carey, Inc.
3.85%, 07/15/29 (a)	30,000	34,377
		8,584,733
		64,355,537

Industrial 57.9%
Basic Industry 2.6%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	50,000	53,459
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	54,000
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	221,820
Dow Chemical Co.
3.63%, 05/15/26 (a)	25,000	28,215
4.80%, 11/30/28 (a)	90,000	110,824
7.38%, 11/01/29	50,000	71,407
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	170,000	209,584
Eastman Chemical Co.
4.50%, 12/01/28 (a)	25,000	30,298
Ecolab, Inc.
2.70%, 11/01/26 (a)	75,000	83,385
3.25%, 12/01/27 (a)	25,000	28,390
4.80%, 03/24/30 (a)	125,000	160,100
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	125,000	143,154
FMC Corp.
3.20%, 10/01/26 (a)	50,000	55,785
Huntsman International LLC
4.50%, 05/01/29 (a)	75,000	87,001
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	59,361
International Paper Co.
3.80%, 01/15/26 (a)	50,000	56,717
Kinross Gold Corp.
4.50%, 07/15/27 (a)	50,000	58,217
Linde, Inc.
3.20%, 01/30/26 (a)	50,000	56,050
1.10%, 08/10/30 (a)	100,000	99,096
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	84,182
LYB International Finance III LLC
3.38%, 05/01/30 (a)	50,000	56,256
2.25%, 10/01/30 (a)	100,000	103,060
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	56,958
Newmont Corp.
2.80%, 10/01/29 (a)	75,000	82,066
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	118,098
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	87,214
4.20%, 04/01/29 (a)	50,000	59,864
2.95%, 05/13/30 (a)	100,000	110,371
Packaging Corp. of America
3.00%, 12/15/29 (a)	85,000	94,848
PPG Industries, Inc.
3.75%, 03/15/28 (a)	75,000	90,055
2.80%, 08/15/29 (a)	75,000	82,504
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	50,000	51,580
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	71,195
Rohm & Haas Co.
7.85%, 07/15/29	100,000	139,535
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	55,455
4.55%, 03/01/29 (a)	50,000	58,334
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	25,000	28,357
2.95%, 08/15/29 (a)	135,000	149,581
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	70,000	74,667
1.65%, 10/15/27 (a)	50,000	51,473
3.45%, 04/15/30 (a)	75,000	85,198
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	241,584
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	111,542
Vale Overseas Ltd.
6.25%, 08/10/26	190,000	236,335
3.75%, 07/08/30 (a)	150,000	167,487
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	75,000	84,359
WestRock MWV LLC
8.20%, 01/15/30	50,000	71,735
Weyerhaeuser Co.
6.95%, 10/01/27	25,000	32,493
4.00%, 11/15/29 (a)	175,000	206,587
WRKCo, Inc.
4.65%, 03/15/26 (a)	75,000	88,300
3.38%, 09/15/27 (a)	75,000	83,884
4.00%, 03/15/28 (a)	75,000	86,856
3.90%, 06/01/28 (a)	25,000	28,999
4.90%, 03/15/29 (a)	50,000	61,882
		4,959,757
Capital Goods 5.6%
3M Co.
2.25%, 09/19/26 (a)	100,000	108,043
3.63%, 09/14/28 (a)	50,000	58,474
3.38%, 03/01/29 (a)	100,000	115,859
2.38%, 08/26/29 (a)	100,000	108,458
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	25,000	25,386
Allegion PLC
3.50%, 10/01/29 (a)	50,000	55,362

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	77,368
Amphenol Corp.
4.35%, 06/01/29 (a)	50,000	61,720
2.80%, 02/15/30 (a)	75,000	83,094
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	117,932
2.65%, 04/30/30 (a)	100,000	107,565
Boeing Co.
3.10%, 05/01/26 (a)	50,000	53,327
2.25%, 06/15/26 (a)	50,000	51,201
2.70%, 02/01/27 (a)	20,000	20,818
2.80%, 03/01/27 (a)	75,000	77,734
5.04%, 05/01/27 (a)	150,000	175,891
3.25%, 02/01/28 (a)	150,000	160,936
3.25%, 03/01/28 (a)	140,000	148,421
3.45%, 11/01/28 (a)	50,000	53,808
3.20%, 03/01/29 (a)	120,000	126,683
2.95%, 02/01/30 (a)	50,000	51,824
5.15%, 05/01/30 (a)	425,000	515,011
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	250,000	268,675
Carrier Global Corp.
2.49%, 02/15/27 (a)	75,000	80,960
2.72%, 02/15/30 (a)	150,000	160,551
Caterpillar, Inc.
2.60%, 09/19/29 (a)	180,000	198,826
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	50,000	52,549
CNH Industrial NV
3.85%, 11/15/27 (a)	40,000	45,301
Deere & Co.
5.38%, 10/16/29	50,000	66,661
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	25,933
Emerson Electric Co.
0.88%, 10/15/26 (a)	50,000	50,410
1.80%, 10/15/27 (a)	100,000	105,688
Fortive Corp.
3.15%, 06/15/26 (a)	95,000	105,537
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	25,000	27,782
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	230,252
3.63%, 04/01/30 (a)	175,000	208,089
General Electric Co.
5.55%, 01/05/26	50,000	60,939
3.45%, 05/01/27 (a)	100,000	112,848
3.63%, 05/01/30 (a)	200,000	228,336
Hexcel Corp.
3.95%, 02/15/27 (a)	50,000	54,426
Honeywell International, Inc.
2.50%, 11/01/26 (a)	110,000	121,635
2.70%, 08/15/29 (a)	75,000	83,950
1.95%, 06/01/30 (a)	100,000	105,899
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	54,917
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	56,106
4.20%, 05/01/30 (a)	100,000	118,831
IDEX Corp.
3.00%, 05/01/30 (a)	50,000	55,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	138,460
John Deere Capital Corp.
2.65%, 06/10/26	150,000	164,668
2.25%, 09/14/26	50,000	54,114
1.75%, 03/09/27	50,000	52,611
2.80%, 09/08/27	35,000	39,110
3.05%, 01/06/28	50,000	56,129
3.45%, 03/07/29	20,000	23,284
2.80%, 07/18/29	65,000	72,714
2.45%, 01/09/30	40,000	43,855
Johnson Controls International plc
3.90%, 02/14/26 (a)	50,000	57,069
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	115,997
4.40%, 06/15/28 (a)	150,000	180,282
4.40%, 06/15/28 (a)	25,000	30,124
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	54,461
4.40%, 03/15/29 (a)	50,000	57,540
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	51,167
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	135,000	153,480
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	72,000	82,145
Masco Corp.
4.38%, 04/01/26 (a)	25,000	29,301
2.00%, 10/01/30 (a)	50,000	50,985
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	44,983
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	50,000	56,265
3.25%, 01/15/28 (a)	165,000	186,947
4.40%, 05/01/30 (a)	100,000	123,859
nVent Finance Sarl
4.55%, 04/15/28 (a)	40,000	43,566
Oshkosh Corp.
3.10%, 03/01/30 (a)	50,000	54,557
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	50,000	53,510
2.57%, 02/15/30 (a)	120,000	128,930
Owens Corning
3.40%, 08/15/26 (a)	100,000	110,393
3.88%, 06/01/30 (a)	50,000	57,710
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	67,028
3.25%, 06/14/29 (a)	75,000	85,242
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	59,524
Raytheon Technologies Corp.
3.50%, 03/15/27 (a)	100,000	114,191
3.13%, 05/04/27 (a)	125,000	139,715
6.70%, 08/01/28	20,000	27,217
4.13%, 11/16/28 (a)	325,000	388,112
2.25%, 07/01/30 (a)	100,000	106,217
Republic Services, Inc.
2.90%, 07/01/26 (a)	50,000	55,402
3.38%, 11/15/27 (a)	15,000	17,037
3.95%, 05/15/28 (a)	75,000	88,248
2.30%, 03/01/30 (a)	75,000	79,558
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	58,303

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	115,678
1.40%, 09/15/27 (a)	100,000	101,486
4.20%, 09/15/28 (a)	50,000	59,723
2.95%, 09/15/29 (a)	75,000	82,670
2.00%, 06/30/30 (a)	50,000	51,335
Snap-on, Inc.
3.25%, 03/01/27 (a)	25,000	28,009
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	25,000	28,423
4.25%, 11/15/28 (a)	50,000	60,885
2.30%, 03/15/30 (a)	100,000	107,447
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	56,518
3.65%, 03/15/27 (a)	50,000	55,307
3.90%, 09/17/29 (a)	75,000	85,948
Timken Co.
4.50%, 12/15/28 (a)	75,000	83,900
Trane Technologies Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	50,000	56,606
3.80%, 03/21/29 (a)	90,000	105,790
Vulcan Materials Co.
3.90%, 04/01/27 (a)	50,000	58,424
3.50%, 06/01/30 (a)	100,000	114,535
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	89,701
3.50%, 05/01/29 (a)	50,000	57,136
2.60%, 02/01/30 (a)	50,000	53,832
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	175,593
1.15%, 03/15/28 (a)	50,000	50,019
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	135,000	148,167
4.95%, 09/15/28 (a)(e)(f)	125,000	148,204
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	56,286
		10,720,943
Communications 7.9%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	175,000	199,295
1.35%, 09/15/30 (a)	50,000	49,226
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	227,446
2.88%, 05/07/30 (a)	200,000	217,704
American Tower Corp.
4.40%, 02/15/26 (a)	20,000	23,158
3.38%, 10/15/26 (a)	125,000	140,521
3.13%, 01/15/27 (a)	175,000	193,224
3.55%, 07/15/27 (a)	50,000	56,637
3.60%, 01/15/28 (a)	100,000	113,774
3.95%, 03/15/29 (a)	50,000	58,250
3.80%, 08/15/29 (a)	275,000	319,828
2.90%, 01/15/30 (a)	35,000	38,209
1.88%, 10/15/30 (a)	150,000	151,531
AT&T, Inc.
4.13%, 02/17/26 (a)	260,000	301,083
2.95%, 07/15/26 (a)	190,000	210,419
3.80%, 02/15/27 (a)	95,000	109,454
4.25%, 03/01/27 (a)	200,000	233,932
2.30%, 06/01/27 (a)	200,000	213,314
1.65%, 02/01/28 (a)	150,000	153,477
4.10%, 02/15/28 (a)	150,000	176,457
4.35%, 03/01/29 (a)	325,000	388,014
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 02/15/30 (a)	275,000	328,683
2.55%, 12/01/33 (a)(c)	57,000	58,476
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	246,642
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	95,000	106,728
4.20%, 03/15/28 (a)	125,000	144,259
5.05%, 03/30/29 (a)	125,000	151,904
Comcast Corp.
3.15%, 03/01/26 (a)	175,000	195,009
2.35%, 01/15/27 (a)	50,000	53,853
3.30%, 02/01/27 (a)	125,000	141,258
3.30%, 04/01/27 (a)	100,000	113,834
3.15%, 02/15/28 (a)	125,000	140,689
3.55%, 05/01/28 (a)	100,000	115,293
4.15%, 10/15/28 (a)	342,000	410,995
2.65%, 02/01/30 (a)	175,000	191,271
3.40%, 04/01/30 (a)	50,000	57,774
4.25%, 10/15/30 (a)	100,000	123,144
Crown Castle International Corp.
4.45%, 02/15/26 (a)	100,000	115,885
3.65%, 09/01/27 (a)	100,000	113,518
3.80%, 02/15/28 (a)	25,000	28,722
4.30%, 02/15/29 (a)	225,000	266,890
3.10%, 11/15/29 (a)	50,000	55,222
3.30%, 07/01/30 (a)	100,000	112,463
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	200,000	316,490
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	118,031
3.95%, 03/20/28 (a)	50,000	57,356
4.13%, 05/15/29 (a)	150,000	175,575
3.63%, 05/15/30 (a)	50,000	57,278
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	50,000	59,487
Fox Corp.
4.71%, 01/25/29 (a)	225,000	273,825
3.50%, 04/08/30 (a)	100,000	113,991
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	150,000	187,185
Koninklijke KPN N.V.
8.38%, 10/01/30	50,000	71,450
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	84,709
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	50,000	53,295
4.20%, 06/01/30 (a)	50,000	60,200
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	142,750
RELX Capital, Inc.
4.00%, 03/18/29 (a)	185,000	220,204
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	50,000	56,809
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	55,416
1.25%, 08/15/30 (a)	50,000	49,301
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)(c)	300,000	342,516
2.05%, 02/15/28 (a)	200,000	208,350
3.88%, 04/15/30 (a)(c)	650,000	752,459
TCI Communications, Inc.
7.88%, 02/15/26	50,000	67,303
7.13%, 02/15/28	65,000	90,027

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Emisiones S.A.
4.10%, 03/08/27	150,000	173,742
Telefonica Europe BV
8.25%, 09/15/30	200,000	304,306
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	86,423
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	56,083
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	166,587
1.85%, 07/30/26	100,000	105,519
Verizon Communications, Inc.
2.63%, 08/15/26	200,000	219,316
4.13%, 03/16/27	325,000	383,354
3.00%, 03/22/27 (a)	150,000	166,453
4.33%, 09/21/28	235,000	283,109
3.88%, 02/08/29 (a)	175,000	206,146
4.02%, 12/03/29 (a)	300,000	356,508
3.15%, 03/22/30 (a)	225,000	252,553
1.50%, 09/18/30 (a)	50,000	49,210
1.68%, 10/30/30 (a)(c)	100,000	99,556
ViacomCBS, Inc.
4.00%, 01/15/26 (a)	100,000	114,650
2.90%, 01/15/27 (a)	150,000	165,006
3.38%, 02/15/28 (a)	50,000	56,347
3.70%, 06/01/28 (a)	50,000	57,196
Vodafone Group PLC
4.38%, 05/30/28	215,000	258,090
7.88%, 02/15/30	100,000	148,730
Walt Disney Co.
1.75%, 01/13/26	200,000	209,508
3.38%, 11/15/26 (a)	150,000	169,581
3.70%, 03/23/27	100,000	115,896
2.20%, 01/13/28	100,000	106,989
2.00%, 09/01/29 (a)	250,000	261,067
		15,033,397
Consumer Cyclical 7.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	51,032
3.90%, 04/15/30 (a)	75,000	86,541
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	200,000	224,220
Amazon.com, Inc.
5.20%, 12/03/25 (a)	175,000	212,716
1.20%, 06/03/27 (a)	100,000	101,891
1.50%, 06/03/30 (a)	200,000	203,994
American Honda Finance Corp.
2.35%, 01/08/27	29,000	31,289
3.50%, 02/15/28	41,000	47,487
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	86,880
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	100,000	100,074
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	55,451
4.75%, 06/01/30 (a)	100,000	120,682
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	55,382
3.75%, 06/01/27 (a)	25,000	28,795
3.75%, 04/18/29 (a)	75,000	86,496
4.00%, 04/15/30 (a)	50,000	59,265
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	60,301
1.95%, 10/01/30 (a)	50,000	50,317
Block Financial LLC
3.88%, 08/15/30 (a)	100,000	108,072
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	125,000	142,330
4.50%, 04/13/27 (a)	50,000	59,787
3.55%, 03/15/28 (a)	25,000	28,729
4.63%, 04/13/30 (a)	150,000	186,631
BorgWarner, Inc.
2.65%, 07/01/27 (a)	100,000	107,997
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	32,846
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	84,240
1.38%, 06/20/27 (a)	50,000	51,590
1.60%, 04/20/30 (a)	250,000	256,695
Cummins, Inc.
1.50%, 09/01/30 (a)	100,000	100,745
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	50,000	55,180
Dollar General Corp.
3.88%, 04/15/27 (a)	50,000	57,856
4.13%, 05/01/28 (a)	50,000	59,253
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	75,000	89,310
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	100,810
eBay, Inc.
2.70%, 03/11/30 (a)	175,000	189,185
Expedia Group, Inc.
5.00%, 02/15/26 (a)	75,000	84,070
4.63%, 08/01/27 (a)	75,000	83,998
3.80%, 02/15/28 (a)	75,000	80,389
3.25%, 02/15/30 (a)	125,000	130,049
General Motors Co.
4.20%, 10/01/27 (a)	125,000	141,882
6.80%, 10/01/27 (a)	100,000	128,868
5.00%, 10/01/28 (a)	30,000	35,696
General Motors Financial Co., Inc.
5.25%, 03/01/26 (a)	200,000	235,494
4.00%, 10/06/26 (a)	200,000	225,652
4.35%, 01/17/27 (a)	50,000	57,008
5.65%, 01/17/29 (a)	50,000	61,973
3.60%, 06/21/30 (a)	100,000	111,503
Genuine Parts Co.
1.88%, 11/01/30 (a)	50,000	49,914
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	100,000	114,909
5.75%, 06/01/28 (a)	80,000	94,818
5.30%, 01/15/29 (a)	100,000	116,897
Home Depot, Inc.
3.00%, 04/01/26 (a)	175,000	195,660
2.13%, 09/15/26 (a)	150,000	161,842
2.50%, 04/15/27 (a)	50,000	54,818
2.80%, 09/14/27 (a)	155,000	173,175
3.90%, 12/06/28 (a)	100,000	120,463
2.95%, 06/15/29 (a)	94,000	106,948
2.70%, 04/15/30 (a)	50,000	55,841
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	56,270
4.38%, 09/15/28 (a)	60,000	66,070
5.75%, 04/23/30 (a)	50,000	61,583

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
IHS Markit Ltd.
4.75%, 08/01/28 (a)	125,000	154,356
4.25%, 05/01/29 (a)	25,000	30,424
JD.com, Inc.
3.88%, 04/29/26	200,000	222,720
3.38%, 01/14/30 (a)	200,000	217,784
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	150,000	161,107
3.90%, 08/08/29 (a)	75,000	80,797
Lear Corp.
3.80%, 09/15/27 (a)	60,000	67,352
4.25%, 05/15/29 (a)	25,000	28,566
3.50%, 05/30/30 (a)	50,000	54,972
Lennar Corp.
5.25%, 06/01/26 (a)	100,000	118,821
Lowe's Cos., Inc.
2.50%, 04/15/26 (a)	175,000	190,258
3.10%, 05/03/27 (a)	75,000	84,339
1.30%, 04/15/28 (a)	100,000	100,740
6.50%, 03/15/29	72,000	98,503
3.65%, 04/05/29 (a)	100,000	116,778
4.50%, 04/15/30 (a)	100,000	124,369
1.70%, 10/15/30 (a)	125,000	126,484
Magna International, Inc.
2.45%, 06/15/30 (a)	50,000	53,968
Marriott International, Inc.
4.00%, 04/15/28 (a)	50,000	55,472
4.65%, 12/01/28 (a)	50,000	57,780
4.63%, 06/15/30 (a)	150,000	176,170
Mastercard, Inc.
2.95%, 11/21/26 (a)	25,000	27,983
3.30%, 03/26/27 (a)	150,000	171,232
3.50%, 02/26/28 (a)	50,000	57,965
2.95%, 06/01/29 (a)	275,000	310,483
3.35%, 03/26/30 (a)	50,000	58,368
McDonald's Corp.
3.70%, 01/30/26 (a)	200,000	227,562
3.50%, 03/01/27 (a)	125,000	142,700
3.80%, 04/01/28 (a)	100,000	117,096
2.13%, 03/01/30 (a)	100,000	105,466
3.60%, 07/01/30 (a)	100,000	117,340
NIKE, Inc.
2.38%, 11/01/26 (a)	75,000	82,279
2.75%, 03/27/27 (a)	100,000	110,925
2.85%, 03/27/30 (a)	150,000	170,230
NVR, Inc.
3.00%, 05/15/30 (a)	50,000	54,603
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	119,406
3.90%, 06/01/29 (a)	50,000	58,902
4.20%, 04/01/30 (a)	175,000	211,220
PulteGroup, Inc.
5.00%, 01/15/27 (a)	200,000	236,314
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	50,000	54,311
Ross Stores, Inc.
0.88%, 04/15/26 (a)	50,000	50,021
4.70%, 04/15/27 (a)	14,000	16,569
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	234,542
Starbucks Corp.
2.45%, 06/15/26 (a)	75,000	81,316
3.50%, 03/01/28 (a)	75,000	86,161
4.00%, 11/15/28 (a)	11,000	13,109
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.55%, 08/15/29 (a)	150,000	175,122
2.25%, 03/12/30 (a)	75,000	79,755
2.55%, 11/15/30 (a)	30,000	32,478
Tapestry, Inc.
4.13%, 07/15/27 (a)	20,000	21,684
Target Corp.
2.50%, 04/15/26	115,000	127,337
3.38%, 04/15/29 (a)	100,000	117,236
TJX Cos., Inc.
2.25%, 09/15/26 (a)	60,000	64,819
3.75%, 04/15/27 (a)	50,000	58,052
3.88%, 04/15/30 (a)	150,000	180,231
Toyota Motor Corp.
2.76%, 07/02/29	100,000	112,188
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	56,417
3.05%, 01/11/28	150,000	169,371
3.65%, 01/08/29	25,000	29,620
2.15%, 02/13/30	175,000	188,179
Tractor Supply Co.
1.75%, 11/01/30 (a)	100,000	100,762
VF Corp.
2.80%, 04/23/27 (a)	50,000	54,745
2.95%, 04/23/30 (a)	50,000	55,380
Visa, Inc.
1.90%, 04/15/27 (a)	100,000	106,406
2.75%, 09/15/27 (a)	200,000	222,940
2.05%, 04/15/30 (a)	150,000	160,677
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	200,000	222,048
3.20%, 04/15/30 (a)	75,000	81,368
Walmart, Inc.
3.05%, 07/08/26 (a)	100,000	112,681
5.88%, 04/05/27	50,000	64,109
3.70%, 06/26/28 (a)	200,000	235,768
3.25%, 07/08/29 (a)	100,000	116,502
2.38%, 09/24/29 (a)	50,000	54,970
7.55%, 02/15/30	75,000	114,949
		14,533,516
Consumer Non-Cyclical 15.0%
Abbott Laboratories
3.75%, 11/30/26 (a)	150,000	175,848
AbbVie, Inc.
3.20%, 05/14/26 (a)	175,000	194,553
2.95%, 11/21/26 (a)	275,000	304,909
4.25%, 11/14/28 (a)	150,000	180,066
3.20%, 11/21/29 (a)	475,000	535,776
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	149,700
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	25,000	27,730
2.75%, 09/15/29 (a)	150,000	164,155
Ahold Finance USA LLC
6.88%, 05/01/29	25,000	34,820
Altria Group, Inc.
4.40%, 02/14/26 (a)	100,000	116,042
2.63%, 09/16/26 (a)	125,000	135,044
4.80%, 02/14/29 (a)	225,000	270,047
3.40%, 05/06/30 (a)	150,000	167,805
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	50,000	57,029
2.80%, 05/15/30 (a)	50,000	54,513

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amgen, Inc.
2.60%, 08/19/26 (a)	50,000	54,633
2.20%, 02/21/27 (a)	100,000	107,047
3.20%, 11/02/27 (a)	125,000	140,930
2.45%, 02/21/30 (a)	125,000	134,490
2.30%, 02/25/31 (a)	50,000	53,210
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	400,000	452,804
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	235,000	266,208
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	294,910
4.75%, 01/23/29 (a)	95,000	117,311
3.50%, 06/01/30 (a)	200,000	232,126
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	191,236
3.25%, 03/27/30 (a)	100,000	115,769
Ascension Health
2.53%, 11/15/29 (a)	100,000	109,302
AstraZeneca PLC
3.13%, 06/12/27 (a)	30,000	33,824
4.00%, 01/17/29 (a)	250,000	299,020
Banner Health
2.34%, 01/01/30 (a)	50,000	52,715
BAT Capital Corp.
3.22%, 09/06/26 (a)	250,000	275,707
3.56%, 08/15/27 (a)	300,000	335,004
2.26%, 03/25/28 (a)	125,000	129,410
3.46%, 09/06/29 (a)	50,000	55,309
4.91%, 04/02/30 (a)	50,000	60,543
BAT International Finance PLC
1.67%, 03/25/26 (a)	50,000	51,329
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	82,031
3.95%, 04/01/30 (a)(c)	50,000	59,862
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	286,857
2.82%, 05/20/30 (a)	50,000	55,056
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	208,402
Boston Scientific Corp.
3.75%, 03/01/26 (a)	25,000	28,392
4.00%, 03/01/29 (a)	150,000	176,745
2.65%, 06/01/30 (a)	75,000	80,545
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	225,000	253,476
3.25%, 02/27/27	100,000	113,378
1.13%, 11/13/27 (a)	100,000	101,093
3.45%, 11/15/27 (a)	100,000	115,424
3.90%, 02/20/28 (a)	175,000	207,952
3.40%, 07/26/29 (a)	275,000	320,188
1.45%, 11/13/30 (a)	150,000	150,802
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	100,000	111,376
Campbell Soup Co.
4.15%, 03/15/28 (a)	75,000	88,286
2.38%, 04/24/30 (a)	50,000	52,851
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	100,000	113,005
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,697
Cigna Corp.
3.40%, 03/01/27 (a)	100,000	113,141
3.05%, 10/15/27 (a)	200,000	223,508
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 10/15/28 (a)	325,000	393,019
2.40%, 03/15/30 (a)	150,000	159,874
Clorox Co.
3.90%, 05/15/28 (a)	50,000	58,909
1.80%, 05/15/30 (a)	100,000	103,088
Coca-Cola Co.
2.55%, 06/01/26	175,000	191,753
2.25%, 09/01/26	125,000	135,890
3.38%, 03/25/27	250,000	286,962
2.90%, 05/25/27	30,000	33,569
1.45%, 06/01/27	50,000	51,681
2.13%, 09/06/29	100,000	106,964
3.45%, 03/25/30	100,000	117,958
1.65%, 06/01/30	50,000	51,420
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	162,715
CommonSpirit Health
3.35%, 10/01/29 (a)	170,000	187,750
Conagra Brands, Inc.
4.85%, 11/01/28 (a)	125,000	155,635
8.25%, 09/15/30	100,000	151,369
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	75,000	86,063
3.50%, 05/09/27 (a)	75,000	85,219
4.65%, 11/15/28 (a)	75,000	91,242
3.15%, 08/01/29 (a)	25,000	27,865
2.88%, 05/01/30 (a)	50,000	54,928
CVS Health Corp.
2.88%, 06/01/26 (a)	200,000	219,976
3.00%, 08/15/26 (a)	100,000	110,834
3.63%, 04/01/27 (a)	100,000	113,998
1.30%, 08/21/27 (a)	50,000	50,353
4.30%, 03/25/28 (a)	810,000	960,919
3.25%, 08/15/29 (a)	150,000	169,126
3.75%, 04/01/30 (a)	50,000	58,366
1.75%, 08/21/30 (a)	200,000	201,100
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	50,000	55,781
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	75,000	82,103
Diageo Capital PLC
2.38%, 10/24/29 (a)	200,000	215,154
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	118,580
Eli Lilly and Co.
3.10%, 05/15/27 (a)	25,000	28,137
3.38%, 03/15/29 (a)	75,000	87,234
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	50,000	56,226
2.38%, 12/01/29 (a)	50,000	54,156
2.60%, 04/15/30 (a)	100,000	110,408
General Mills, Inc.
4.20%, 04/17/28 (a)	175,000	209,979
2.88%, 04/15/30 (a)	100,000	111,069
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	250,000	283,715
2.95%, 03/01/27 (a)	150,000	165,757
1.65%, 10/01/30 (a)	150,000	150,559
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	75,000	87,331
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	178,762

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	55,878
3.50%, 09/15/27 (a)	130,000	143,642
3.90%, 11/19/29 (a)	80,000	90,930
HCA, Inc.
5.25%, 06/15/26 (a)	200,000	237,104
4.50%, 02/15/27 (a)	100,000	116,465
4.13%, 06/15/29 (a)	175,000	203,369
Hershey Co.
2.30%, 08/15/26 (a)	14,000	15,223
2.45%, 11/15/29 (a)	75,000	82,282
Hormel Foods Corp.
1.80%, 06/11/30 (a)	100,000	103,576
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	165,696
JM Smucker Co.
3.38%, 12/15/27 (a)	25,000	28,253
Johnson & Johnson
2.45%, 03/01/26 (a)	75,000	81,682
2.95%, 03/03/27 (a)	200,000	224,612
0.95%, 09/01/27 (a)	200,000	201,080
2.90%, 01/15/28 (a)	125,000	141,325
6.95%, 09/01/29	12,000	17,563
1.30%, 09/01/30 (a)	200,000	201,464
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	50,000	56,531
Kellogg Co.
3.25%, 04/01/26	25,000	28,081
3.40%, 11/15/27 (a)	200,000	228,792
4.30%, 05/15/28 (a)	25,000	30,006
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	37,000	40,482
3.43%, 06/15/27 (a)	25,000	28,473
4.60%, 05/25/28 (a)	275,000	335,783
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	110,977
3.95%, 11/01/28 (a)	50,000	60,178
3.20%, 04/25/29 (a)	35,000	40,355
Kroger Co.
3.50%, 02/01/26 (a)	25,000	28,126
2.65%, 10/15/26 (a)	100,000	109,848
4.50%, 01/15/29 (a)	75,000	92,281
2.20%, 05/01/30 (a)	50,000	52,678
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	150,000	166,188
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	50,000	56,630
2.50%, 04/15/30 (a)	50,000	53,616
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	29,218
4.75%, 05/30/29 (a)	50,000	61,612
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	35,000	39,432
Merck & Co., Inc.
3.40%, 03/07/29 (a)	150,000	174,658
1.45%, 06/24/30 (a)	200,000	202,582
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	329,400
Mondelez International, Inc.
3.63%, 02/13/26 (a)	100,000	113,713
2.75%, 04/13/30 (a)	125,000	137,456
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	119,382
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Novartis Capital Corp.
2.00%, 02/14/27 (a)	100,000	106,765
3.10%, 05/17/27 (a)	150,000	168,849
PepsiCo, Inc.
2.38%, 10/06/26 (a)	135,000	147,173
3.00%, 10/15/27 (a)	200,000	225,728
2.63%, 07/29/29 (a)	50,000	55,348
2.75%, 03/19/30 (a)	150,000	167,964
1.63%, 05/01/30 (a)	75,000	77,058
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	50,000	56,436
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (a)	200,000	214,600
Pfizer, Inc.
2.75%, 06/03/26	100,000	110,677
3.00%, 12/15/26	300,000	338,847
3.60%, 09/15/28 (a)	150,000	177,055
3.45%, 03/15/29 (a)	150,000	175,396
2.63%, 04/01/30 (a)	150,000	166,624
1.70%, 05/28/30 (a)	100,000	103,570
Pharmacia LLC
6.60%, 12/01/28	100,000	139,295
Philip Morris International, Inc.
2.75%, 02/25/26 (a)	25,000	27,307
3.13%, 08/17/27 (a)	57,000	63,959
3.13%, 03/02/28 (a)	100,000	112,508
2.10%, 05/01/30 (a)	100,000	104,275
1.75%, 11/01/30 (a)	200,000	202,286
Procter & Gamble Co.
2.70%, 02/02/26	175,000	194,241
2.45%, 11/03/26	25,000	27,628
2.80%, 03/25/27	150,000	167,340
3.00%, 03/25/30	75,000	86,464
1.20%, 10/29/30	100,000	100,141
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	125,000	134,219
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	50,000	56,420
4.20%, 06/30/29 (a)	25,000	29,770
2.95%, 06/30/30 (a)	100,000	110,440
Royalty Pharma PLC
1.75%, 09/02/27 (a)(c)	250,000	257,515
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	58,962
Sanofi
3.63%, 06/19/28 (a)	75,000	87,695
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	100,000	112,024
Smith & Nephew PLC
2.03%, 10/14/30 (a)	150,000	152,875
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	57,011
Stryker Corp.
3.65%, 03/07/28 (a)	175,000	202,464
1.95%, 06/15/30 (a)	100,000	103,103
Sutter Health
2.29%, 08/15/30 (a)	150,000	157,005
Sysco Corp.
3.30%, 07/15/26 (a)	25,000	27,849
3.25%, 07/15/27 (a)	150,000	167,619
2.40%, 02/15/30 (a)	40,000	41,779
5.95%, 04/01/30 (a)	125,000	164,509
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	400,000	497,456

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	100,000	111,557
3.20%, 08/15/27 (a)	50,000	56,310
2.60%, 10/01/29 (a)	150,000	164,650
4.50%, 03/25/30 (a)	75,000	93,736
Toledo Hospital
5.33%, 11/15/28	25,000	29,144
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	100,000	115,252
3.55%, 06/02/27 (a)	150,000	171,444
4.35%, 03/01/29 (a)	25,000	30,409
Unilever Capital Corp.
2.00%, 07/28/26	150,000	160,281
2.90%, 05/05/27 (a)	200,000	222,974
1.38%, 09/14/30 (a)	200,000	201,274
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	50,000	52,023
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	100,000	114,540
Viatris, Inc.
2.70%, 06/22/30 (a)(c)	200,000	212,450
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	110,189
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	75,000	85,048
Zoetis, Inc.
3.90%, 08/20/28 (a)	175,000	206,810
2.00%, 05/15/30 (a)	50,000	51,863
		28,637,262
Energy 7.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	100,000	112,625
3.14%, 11/07/29 (a)	50,000	55,048
4.49%, 05/01/30 (a)	100,000	120,517
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	84,962
4.80%, 05/03/29 (a)	50,000	57,360
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	95,000	106,558
3.12%, 05/04/26 (a)	125,000	138,549
3.02%, 01/16/27 (a)	100,000	110,624
3.54%, 04/06/27 (a)	200,000	227,674
3.59%, 04/14/27 (a)	42,000	47,804
3.94%, 09/21/28 (a)	100,000	117,757
4.23%, 11/06/28 (a)	200,000	239,258
3.63%, 04/06/30 (a)	150,000	174,735
1.75%, 08/10/30 (a)	50,000	50,373
BP Capital Markets PLC
3.28%, 09/19/27 (a)	43,000	48,460
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	100,000	112,467
2.95%, 07/15/30 (a)	75,000	80,472
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	200,000	237,106
3.70%, 11/15/29 (a)	125,000	139,254
Chevron Corp.
2.95%, 05/16/26 (a)	275,000	305,486
2.24%, 05/11/30 (a)	100,000	107,310
Chevron USA, Inc.
1.02%, 08/12/27 (a)	200,000	200,420
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cimarex Energy Co.
3.90%, 05/15/27 (a)	115,000	127,300
4.38%, 03/15/29 (a)	45,000	51,224
Concho Resources, Inc.
4.30%, 08/15/28 (a)	175,000	207,751
ConocoPhillips Co.
4.95%, 03/15/26 (a)	150,000	180,220
6.95%, 04/15/29	125,000	175,496
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	117,847
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	50,000	53,531
3.50%, 12/01/29 (a)	100,000	106,996
Eastern Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	50,000	55,539
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	75,000	76,302
4.95%, 05/15/28 (a)	100,000	103,685
4.15%, 09/15/29 (a)	35,000	34,857
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	82,136
3.13%, 11/15/29 (a)	100,000	110,499
Energy Transfer Operating LP
4.75%, 01/15/26 (a)	75,000	84,996
4.20%, 04/15/27 (a)	115,000	126,687
5.50%, 06/01/27 (a)	50,000	58,733
4.95%, 06/15/28 (a)	125,000	144,386
5.25%, 04/15/29 (a)	175,000	204,592
3.75%, 05/15/30 (a)	100,000	108,138
Eni USA, Inc.
7.30%, 11/15/27	50,000	67,168
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	75,000	85,056
3.95%, 02/15/27 (a)	100,000	116,245
4.15%, 10/16/28 (a)	75,000	88,959
3.13%, 07/31/29 (a)	85,000	94,508
2.80%, 01/31/30 (a)	175,000	190,234
5.25%, 08/16/77 (a)(b)	75,000	76,159
5.38%, 02/15/78 (a)(b)	50,000	49,972
EOG Resources, Inc.
4.15%, 01/15/26 (a)	50,000	58,164
4.38%, 04/15/30 (a)	50,000	60,993
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	150,000	166,347
2.28%, 08/16/26 (a)	100,000	107,844
2.44%, 08/16/29 (a)	275,000	298,988
3.48%, 03/19/30 (a)	250,000	290,752
2.61%, 10/15/30 (a)	100,000	109,376
Halliburton Co.
2.92%, 03/01/30 (a)	50,000	53,069
Hess Corp.
4.30%, 04/01/27 (a)	100,000	110,479
7.88%, 10/01/29	55,000	72,411
HollyFrontier Corp.
5.88%, 04/01/26 (a)	130,000	146,084
4.50%, 10/01/30 (a)	100,000	105,711
Husky Energy, Inc.
4.40%, 04/15/29 (a)	100,000	111,492
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	50,000	58,723
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	75,000	89,557
3.25%, 06/01/30 (a)	50,000	56,413

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
4.40%, 07/15/27 (a)	100,000	111,200
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	59,659
3.80%, 04/01/28 (a)	50,000	55,796
MPLX LP
4.13%, 03/01/27 (a)	100,000	115,594
4.25%, 12/01/27 (a)	125,000	146,784
4.00%, 03/15/28 (a)	125,000	144,107
4.80%, 02/15/29 (a)	75,000	90,230
2.65%, 08/15/30 (a)	150,000	157,783
National Fuel Gas Co.
5.50%, 01/15/26 (a)	50,000	57,813
3.95%, 09/15/27 (a)	50,000	53,202
4.75%, 09/01/28 (a)	75,000	81,607
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	60,000	62,816
Noble Energy, Inc.
3.85%, 01/15/28 (a)	50,000	58,171
3.25%, 10/15/29 (a)	25,000	28,435
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	40,000	45,795
ONEOK, Inc.
5.85%, 01/15/26 (a)	50,000	59,905
4.00%, 07/13/27 (a)	100,000	111,742
4.55%, 07/15/28 (a)	125,000	143,044
4.35%, 03/15/29 (a)	50,000	56,862
3.40%, 09/01/29 (a)	50,000	53,744
6.35%, 01/15/31 (a)	30,000	38,592
Phillips 66
1.30%, 02/15/26 (a)	50,000	50,875
3.90%, 03/15/28 (a)	75,000	86,611
Phillips 66 Partners LP
3.55%, 10/01/26 (a)	50,000	54,864
3.75%, 03/01/28 (a)	125,000	136,101
3.15%, 12/15/29 (a)	100,000	104,556
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	50,000	57,942
1.90%, 08/15/30 (a)	50,000	49,659
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	25,000	28,061
3.55%, 12/15/29 (a)	100,000	104,894
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	125,000	151,327
5.00%, 03/15/27 (a)	95,000	112,296
4.20%, 03/15/28 (a)	95,000	109,066
4.50%, 05/15/30 (a)	200,000	238,198
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	50,000	53,546
Shell International Finance BV
2.88%, 05/10/26	100,000	110,671
2.50%, 09/12/26	247,000	270,813
3.88%, 11/13/28 (a)	150,000	177,964
2.38%, 11/07/29 (a)	115,000	123,804
2.75%, 04/06/30 (a)	100,000	110,668
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	50,000	55,890
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	54,840
4.00%, 10/01/27 (a)	125,000	136,772
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	56,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	63,012
7.00%, 10/15/28	50,000	65,363
Total Capital International S.A.
3.46%, 02/19/29 (a)	125,000	144,847
2.83%, 01/10/30 (a)	110,000	122,990
Total Capital S.A.
3.88%, 10/11/28	50,000	59,403
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	80,000	95,217
4.10%, 04/15/30 (a)	150,000	177,675
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	98,498
4.00%, 03/15/28 (a)	50,000	57,464
3.25%, 05/15/30 (a)	50,000	56,036
Valero Energy Corp.
3.40%, 09/15/26 (a)	110,000	120,876
2.15%, 09/15/27 (a)	50,000	51,214
4.35%, 06/01/28 (a)	50,000	57,082
4.00%, 04/01/29 (a)	100,000	112,723
Valero Energy Partners LP
4.50%, 03/15/28 (a)	50,000	58,207
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	171,795
3.50%, 11/15/30 (a)	100,000	113,503
		13,544,994
Industrial Other 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	50,000	59,225
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	100,000	115,416
Emory University
2.14%, 09/01/30 (a)	100,000	105,269
Quanta Services, Inc.
2.90%, 10/01/30 (a)	50,000	53,832
Steelcase, Inc.
5.13%, 01/18/29 (a)	50,000	58,834
		392,576
Technology 9.8%
Adobe, Inc.
2.15%, 02/01/27 (a)	50,000	53,894
2.30%, 02/01/30 (a)	75,000	81,197
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	134,070
0.80%, 08/15/27 (a)	100,000	99,438
1.10%, 08/15/30 (a)	100,000	98,437
Amdocs Ltd.
2.54%, 06/15/30 (a)	50,000	52,785
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	113,872
Apple Inc.
3.25%, 02/23/26 (a)	200,000	224,484
2.45%, 08/04/26 (a)	200,000	218,188
2.05%, 09/11/26 (a)	200,000	214,162
3.35%, 02/09/27 (a)	150,000	170,955
3.20%, 05/11/27 (a)	100,000	113,417
3.00%, 06/20/27 (a)	200,000	225,570
2.90%, 09/12/27 (a)	150,000	168,271
3.00%, 11/13/27 (a)	175,000	197,687
2.20%, 09/11/29 (a)	175,000	189,317

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.65%, 05/11/30 (a)	100,000	103,065
1.25%, 08/20/30 (a)	150,000	150,088
Applied Materials, Inc.
3.30%, 04/01/27 (a)	125,000	141,811
1.75%, 06/01/30 (a)	100,000	103,924
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	84,648
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	112,919
2.85%, 01/15/30 (a)	60,000	66,727
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	56,742
Baidu, Inc.
2.38%, 10/09/30 (a)	200,000	205,210
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	400,000	449,432
3.50%, 01/15/28 (a)	100,000	110,180
Broadcom, Inc.
4.25%, 04/15/26 (a)	175,000	200,655
3.46%, 09/15/26 (a)	250,000	277,512
4.11%, 09/15/28 (a)	50,000	57,284
4.75%, 04/15/29 (a)	310,000	370,084
5.00%, 04/15/30 (a)	300,000	365,175
4.15%, 11/15/30 (a)	300,000	347,349
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	50,000	56,431
2.90%, 12/01/29 (a)	50,000	54,982
CA, Inc.
4.70%, 03/15/27 (a)	125,000	143,155
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	175,000	192,552
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	200,000	235,284
3.30%, 03/01/30 (a)	75,000	82,990
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(c)	400,000	488,696
4.90%, 10/01/26 (a)(c)	125,000	147,732
6.10%, 07/15/27 (a)(c)	50,000	62,125
5.30%, 10/01/29 (a)(c)	255,000	312,602
DXC Technology Co.
4.75%, 04/15/27 (a)	50,000	57,512
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	108,213
3.10%, 05/15/30 (a)	50,000	55,844
Equinix, Inc.
2.90%, 11/18/26 (a)	125,000	137,035
5.38%, 05/15/27 (a)	150,000	163,542
1.55%, 03/15/28 (a)	200,000	202,742
3.20%, 11/18/29 (a)	50,000	55,036
2.15%, 07/15/30 (a)	100,000	101,986
Fidelity National Information Services, Inc.
3.00%, 08/15/26 (a)	50,000	55,674
4.25%, 05/15/28 (a)	125,000	148,696
3.75%, 05/21/29 (a)	75,000	88,559
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	336,033
4.20%, 10/01/28 (a)	50,000	59,715
3.50%, 07/01/29 (a)	275,000	316,085
2.65%, 06/01/30 (a)	75,000	81,455
Flex Ltd.
3.75%, 02/01/26 (a)	75,000	83,862
4.88%, 06/15/29 (a)	75,000	89,350
4.88%, 05/12/30 (a)	50,000	60,278
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	59,364
3.20%, 08/15/29 (a)	130,000	144,586
2.90%, 05/15/30 (a)	100,000	108,935
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	50,000	51,861
HP, Inc.
3.40%, 06/17/30 (a)	150,000	167,209
Intel Corp.
2.60%, 05/19/26 (a)	100,000	109,181
3.75%, 03/25/27 (a)	175,000	203,100
3.15%, 05/11/27 (a)	50,000	56,299
2.45%, 11/15/29 (a)	100,000	108,373
3.90%, 03/25/30 (a)	225,000	270,337
International Business Machines Corp.
3.45%, 02/19/26	250,000	283,640
3.30%, 05/15/26	200,000	226,298
3.30%, 01/27/27	100,000	112,971
1.70%, 05/15/27 (a)	150,000	156,133
3.50%, 05/15/29	200,000	231,004
1.95%, 05/15/30 (a)	200,000	206,504
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	57,121
3.60%, 01/15/30 (a)	35,000	39,180
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	57,545
2.00%, 12/10/30 (a)	50,000	49,408
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	149,274
3.00%, 10/30/29 (a)	25,000	27,678
KLA Corp.
4.10%, 03/15/29 (a)	100,000	120,009
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	180,243
1.90%, 06/15/30 (a)	125,000	129,934
Leidos, Inc.
4.38%, 05/15/30 (a)(c)	100,000	120,026
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	50,000	59,400
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	44,981
Micron Technology, Inc.
4.98%, 02/06/26 (a)	45,000	53,310
4.19%, 02/15/27 (a)	26,000	30,442
5.33%, 02/06/29 (a)	150,000	188,128
4.66%, 02/15/30 (a)	50,000	61,439
Microsoft Corp.
2.40%, 08/08/26 (a)	320,000	349,296
3.30%, 02/06/27 (a)	375,000	427,867
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	241,962
4.60%, 05/23/29 (a)	25,000	30,098
NetApp, Inc.
2.70%, 06/22/30 (a)	75,000	80,926
NVIDIA Corp.
3.20%, 09/16/26 (a)	75,000	85,039
2.85%, 04/01/30 (a)	150,000	168,954
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(c)	50,000	59,989
5.55%, 12/01/28 (a)(c)	50,000	63,391
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(c)	75,000	85,897
3.15%, 05/01/27 (a)(c)	100,000	110,501

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 06/18/29 (a)(c)	125,000	149,036
3.40%, 05/01/30 (a)(c)	50,000	56,911
Oracle Corp.
2.65%, 07/15/26 (a)	400,000	438,952
2.80%, 04/01/27 (a)	250,000	276,282
3.25%, 11/15/27 (a)	100,000	114,080
2.95%, 04/01/30 (a)	275,000	307,843
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	110,060
2.85%, 10/01/29 (a)	225,000	250,650
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	185,000	210,452
1.30%, 05/20/28 (a)	50,000	50,554
2.15%, 05/20/30 (a)	150,000	159,301
salesforce.com, Inc.
3.70%, 04/11/28 (a)	100,000	118,175
Seagate HDD Cayman
4.88%, 06/01/27 (a)	50,000	56,296
4.09%, 06/01/29 (a)(c)	150,000	160,836
ServiceNow, Inc.
1.40%, 09/01/30 (a)	100,000	97,809
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	100,000	107,964
1.75%, 05/04/30 (a)	100,000	103,653
Trimble, Inc.
4.90%, 06/15/28 (a)	50,000	59,953
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	50,000	55,716
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	120,664
VMware, Inc.
4.65%, 05/15/27 (a)	150,000	175,750
3.90%, 08/21/27 (a)	75,000	84,722
4.70%, 05/15/30 (a)	100,000	120,519
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	105,024
		18,595,750
Transportation 2.1%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	59,014	58,275
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	40,469	40,213
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	40,475	39,376
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	41,093	40,251
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	82,875	82,786
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	50,000	57,561
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	66,000	74,981
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	109,868
6.90%, 07/15/28	35,000	48,694
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	58,835
2.05%, 03/05/30 (a)	75,000	78,862
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	65,134
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CSX Corp.
2.60%, 11/01/26 (a)	50,000	54,691
3.25%, 06/01/27 (a)	50,000	56,578
3.80%, 03/01/28 (a)	100,000	116,574
4.25%, 03/15/29 (a)	50,000	60,708
2.40%, 02/15/30 (a)	50,000	54,078
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	97,010	97,273
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	139,572
3.30%, 03/15/27 (a)	50,000	56,106
3.40%, 02/15/28 (a)	75,000	85,763
4.20%, 10/17/28 (a)	75,000	89,763
3.10%, 08/05/29 (a)	120,000	134,268
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	115,396
Kansas City Southern
2.88%, 11/15/29 (a)	50,000	54,141
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	33,342
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	111,910
2.55%, 11/01/29 (a)	75,000	81,347
Ryder System, Inc.
2.90%, 12/01/26 (a)	50,000	55,028
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	26,817
5.13%, 06/15/27 (a)	200,000	237,822
3.45%, 11/16/27 (a)	25,000	27,352
2.63%, 02/10/30 (a)	60,000	61,258
Union Pacific Corp.
2.75%, 03/01/26 (a)	100,000	109,391
2.15%, 02/05/27 (a)	125,000	133,145
3.95%, 09/10/28 (a)	150,000	178,825
3.70%, 03/01/29 (a)	50,000	58,322
2.40%, 02/05/30 (a)	125,000	134,950
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	121,912	122,685
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	43,086	43,594
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	147,298	149,517
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	84,141	84,300
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	45,412	44,959
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	100,000	108,006
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	81,853
3.05%, 11/15/27 (a)	25,000	28,373
3.40%, 03/15/29 (a)	125,000	144,456
2.50%, 09/01/29 (a)	75,000	81,772
		4,008,771
		110,426,966

Utility 6.4%
Electric 5.5%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	117,093
2.10%, 07/01/30 (a)	75,000	78,443

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	39,459
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	50,499
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	40,902
1.55%, 11/15/30 (a)	50,000	50,503
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	25,000	30,002
2.30%, 03/01/30 (a)	50,000	52,285
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	83,413
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	109,460
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	57,639
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	50,000	57,207
3.70%, 07/15/30 (a)(c)	100,000	118,602
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	57,100
3.05%, 10/15/29 (a)	25,000	27,501
2.50%, 06/15/30 (a)	100,000	105,577
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	81,264
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	30,000	32,830
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	83,133
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	55,241
3.45%, 08/15/27 (a)	25,000	28,256
4.75%, 06/01/50 (a)(b)	50,000	56,437
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	60,000	65,910
3.70%, 08/15/28 (a)	25,000	29,642
2.20%, 03/01/30 (a)	160,000	171,594
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	56,564
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	19,000	21,275
3.80%, 05/15/28 (a)	25,000	29,011
4.00%, 12/01/28 (a)	33,000	38,970
3.35%, 04/01/30 (a)	50,000	57,319
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	150,000	165,420
3.60%, 03/15/27 (a)	50,000	56,862
4.25%, 06/01/28 (a)	35,000	42,057
3.38%, 04/01/30 (a)	100,000	113,964
DTE Energy Co.
2.85%, 10/01/26 (a)	50,000	54,958
3.80%, 03/15/27 (a)	50,000	57,723
3.40%, 06/15/29 (a)	50,000	56,836
2.95%, 03/01/30 (a)	50,000	55,015
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	100,000	112,208
3.95%, 11/15/28 (a)	50,000	59,593
6.00%, 12/01/28	50,000	66,572
2.45%, 08/15/29 (a)	100,000	107,985
2.45%, 02/01/30 (a)	50,000	53,936
Duke Energy Corp.
2.65%, 09/01/26 (a)	125,000	136,317
3.40%, 06/15/29 (a)	110,000	124,948
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	56,009
3.80%, 07/15/28 (a)	75,000	88,180
2.50%, 12/01/29 (a)	100,000	109,106
1.75%, 06/15/30 (a)	100,000	102,092
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	87,583
3.45%, 03/15/29 (a)	50,000	57,871
Edison International
5.75%, 06/15/27 (a)	50,000	59,906
Emera US Finance LP
3.55%, 06/15/26 (a)	75,000	84,304
Enel Americas S.A.
4.00%, 10/25/26 (a)	50,000	56,377
Enel Chile S.A.
4.88%, 06/12/28 (a)	70,000	82,950
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	84,856
Entergy Corp.
2.95%, 09/01/26 (a)	25,000	27,593
2.80%, 06/15/30 (a)	100,000	108,527
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	108,310
3.12%, 09/01/27 (a)	115,000	127,847
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	88,016
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	53,079
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	82,414
Eversource Energy
1.65%, 08/15/30 (a)	200,000	199,550
Exelon Corp.
3.40%, 04/15/26 (a)	75,000	84,547
4.05%, 04/15/30 (a)	100,000	118,600
Fortis, Inc.
3.06%, 10/04/26 (a)	50,000	55,153
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	83,192
2.65%, 09/15/29 (a)	45,000	49,518
Gulf Power Co.
3.30%, 05/30/27 (a)	25,000	28,188
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	59,759
3.60%, 04/01/29 (a)	100,000	115,970
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	83,566
3.35%, 11/15/27 (a)	30,000	33,826
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	75,000	89,274
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	58,328
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (a)	50,000	57,547
3.90%, 11/01/28 (a)	30,000	35,303
3.70%, 03/15/29 (a)	50,000	58,562
2.40%, 03/15/30 (a)	25,000	27,105
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	117,446
2.40%, 05/01/30 (a)	100,000	107,650
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	150,000	171,216
3.50%, 04/01/29 (a)	25,000	28,589

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 11/01/29 (a)	100,000	109,077
2.25%, 06/01/30 (a)	250,000	262,315
4.80%, 12/01/77 (a)(b)	50,000	54,922
5.65%, 05/01/79 (a)(b)	50,000	58,887
NSTAR Electric Co.
3.20%, 05/15/27 (a)	100,000	113,370
3.25%, 05/15/29 (a)	100,000	114,697
3.95%, 04/01/30 (a)	25,000	30,366
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	109,449
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	29,021
3.30%, 03/15/30 (a)	30,000	34,378
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	146,507
Pacific Gas and Electric Co.
3.15%, 01/01/26	50,000	53,371
2.95%, 03/01/26 (a)	200,000	211,776
2.10%, 08/01/27 (a)	50,000	50,905
3.30%, 12/01/27 (a)	100,000	107,032
4.55%, 07/01/30 (a)	300,000	342,609
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	75,000	83,067
4.13%, 04/15/30 (a)	100,000	119,266
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	29,217
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	100,000	108,172
3.00%, 05/15/27 (a)	50,000	55,682
3.65%, 09/01/28 (a)	50,000	58,142
2.45%, 01/15/30 (a)	20,000	21,775
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	50,000	49,435
Puget Energy, Inc.
4.10%, 06/15/30 (a)	50,000	57,429
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	101,318
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	108,638
Southern California Edison Co.
1.20%, 02/01/26 (a)	50,000	50,479
3.65%, 03/01/28 (a)	50,000	56,270
4.20%, 03/01/29 (a)	100,000	117,447
6.65%, 04/01/29	50,000	63,746
2.85%, 08/01/29 (a)	50,000	54,582
Southern Co.
3.25%, 07/01/26 (a)	100,000	112,244
3.70%, 04/30/30 (a)	100,000	116,076
4.00%, 01/15/51 (a)(b)	50,000	52,893
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	100,000	108,968
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	49,594
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	86,659
2.95%, 03/15/30 (a)	50,000	56,059
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	25,000	27,741
3.50%, 03/15/27 (a)	50,000	57,121
3.80%, 04/01/28 (a)	150,000	175,926
2.88%, 07/15/29 (a)	100,000	112,403
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	101,854
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	50,000	56,522
4.00%, 06/15/28 (a)	100,000	118,056
3.40%, 06/01/30 (a)	100,000	115,091
		10,585,988
Natural Gas 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	50,000	55,208
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	150,000	175,426
1.75%, 10/01/30 (a)	50,000	50,612
NiSource, Inc.
3.49%, 05/15/27 (a)	75,000	85,207
2.95%, 09/01/29 (a)	100,000	110,073
3.60%, 05/01/30 (a)	100,000	115,941
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	52,197
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	60,000	68,731
Sempra Energy
3.25%, 06/15/27 (a)	100,000	111,920
3.40%, 02/01/28 (a)	75,000	85,537
Southern California Gas Co.
2.60%, 06/15/26 (a)	75,000	81,625
2.55%, 02/01/30 (a)	50,000	54,268
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	39,364
Southwest Gas Corp.
2.20%, 06/15/30 (a)	200,000	210,656
		1,296,765
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	60,000	66,277
3.45%, 06/01/29 (a)	100,000	115,016
2.80%, 05/01/30 (a)	100,000	110,429
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	50,000	57,678
2.70%, 04/15/30 (a)	50,000	54,385
		403,785
		12,286,538
Total Corporates
(Cost $176,791,919)		187,069,041
Security	Number of Shares	Value ($)
Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (g)	2,779,733	2,779,733
Total Other Investment Company
(Cost $2,779,733)		2,779,733

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2020 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
10 Year US Treasury Note (CBOT), expires 03/22/21	11	1,518,859	327
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,283,823 or 2.2% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended December 31, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 12/31/20	Face amount at 12/31/20	Interest Income Earned
Charles Schwab Corp., 3.20%, 03/02/27	$262,441	($820)	($212,791)	$3,093	$4,407	$56,330	50,000	$3,876
Charles Schwab Corp., 3.25%, 05/22/29	—	32,219	—	—	2,230	34,449	30,000	871
Charles Schwab Corp., 4.63%, 03/22/30	—	173,186	—	—	16,475	189,661	150,000	4,625
Total	$262,441	$204,585	($212,791)	$3,093	$23,112	$280,440		$9,372
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$187,069,041	$—	$187,069,041
Other Investment Company[1]	2,779,733	—	—	2,779,733
Futures Contracts[2]	327	—	—	327
Total	$2,780,060	$187,069,041	$—	$189,849,101
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated issuer, at value (cost $257,590)		$280,440
Investments in unaffiliated issuers, at value (cost $179,314,062)		189,568,334
Cash		60,726
Deposit with broker for futures contracts		22,100
Receivables:
Interest		1,486,227
Variation margin on futures contracts		327
Dividends	+	38
Total assets		191,418,192
Liabilities
Payables:
Investments bought		826,515
Management fees	+	7,680
Total liabilities		834,195
Net Assets
Total assets		191,418,192
Total liabilities	–	834,195
Net assets		$190,583,997
Net Assets by Source
Capital received from investors		180,336,268
Total distributable earnings		10,247,729

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$190,583,997		3,550,000		$53.69

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest received from affiliated issuer		$9,372
Interest received from unaffiliated issuers		3,753,831
Dividends received from unaffiliated issuers		2,328
Securities on loan, net	+	11
Total investment income		3,765,542
Expenses
Management fees		75,832
Total expenses	–	75,832
Net investment income		3,689,710
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		3,093
Net realized losses on unaffiliated investments		(29,842)
Net realized gains on in-kind redemptions on unaffiliated investments		618,662
Net realized losses on futures contracts	+	(7,326)
Net realized gains		584,587
Net change in unrealized appreciation (depreciation) on affiliated issuer		23,112
Net change in unrealized appreciation (depreciation) on unaffiliated investments		9,580,281
Net change in unrealized appreciation (depreciation) on futures contracts	+	327
Net change in unrealized appreciation (depreciation)	+	9,603,720
Net realized and unrealized gains		10,188,307
Increase in net assets resulting from operations		$13,878,017

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		10/10/19*-12/31/19
Net investment income		$3,689,710	$427,615
Net realized gains (losses)		584,587	(17,360)
Net change in unrealized appreciation (depreciation)	+	9,603,720	673,729
Increase in net assets resulting from operations		13,878,017	1,083,984
Distributions to Shareholders
Total distributions		($3,679,790)	($424,080)

Transactions in Fund Shares
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,250,000	$117,151,963	2,200,000	$109,490,865
Shares redeemed	+	(900,000)	(46,916,962)	—	—
Net transactions in fund shares		1,350,000	$70,235,001	2,200,000	$109,490,865
Shares Outstanding and Net Assets
		1/1/20-12/31/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,200,000	$110,150,769	—	$—
Total increase	+	1,350,000	80,433,228	2,200,000	110,150,769
End of period		3,550,000	$190,583,997	2,200,000	$110,150,769
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Small-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabfunds.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
As of December 31, 2020, only Schwab U.S. Aggregate Bond ETF had securities on loan, all of which were classified as government related bonds. The value of the securities on loan and the related collateral at December 31, 2020 are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Market disruptions could cause delays in an index’s rebalancing schedule which may result in an index and, in turn, a fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2020, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.4%
Schwab Target 2020 Index Fund	0.1%	0.3%	1.3%
Schwab Target 2025 Index Fund	0.1%	0.2%	1.7%
Schwab Target 2030 Index Fund	0.0%*	0.2%	1.9%
Schwab Target 2035 Index Fund	-%	0.1%	0.9%
Schwab Target 2040 Index Fund	-%	0.1%	0.8%
Schwab Target 2045 Index Fund	-%	0.0%*	0.3%
Schwab Target 2050 Index Fund	-%	0.0%*	0.3%
Schwab Target 2055 Index Fund	-%	0.0%*	0.1%
Schwab Target 2060 Index Fund	-%	0.0%*	0.1%
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.3%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	0.5%
Schwab VIT Growth Portfolio	-%	-%	0.3%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The current value and variation margin for futures contracts held at December 31, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab 1-5 Year Corporate Bond ETF	$435,465	3
Schwab 5-10 Year Corporate Bond ETF	598,675	4

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Schwab Fixed-Income ETFs
Financial Notes (continued)

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2020, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$2,897,131,179	$—	$2,897,131,179
Schwab Short-Term U.S. Treasury ETF	8,195,027,150	—	8,195,027,150
Schwab Intermediate-Term U.S. Treasury ETF	3,448,802,520	—	3,448,802,520
Schwab Long-Term U.S. Treasury ETF	71,106,084	—	71,106,084
Schwab U.S. Aggregate Bond ETF	5,336,960,781	1,021,299,343	6,358,260,124
Schwab 1-5 Year Corporate Bond ETF	65,500	160,560,633	160,626,133
Schwab 5-10 Year Corporate Bond ETF	—	139,507,570	139,507,570
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$2,488,656,921	$—	$2,488,656,921
Schwab Short-Term U.S. Treasury ETF	5,110,337,348	—	5,110,337,348
Schwab Intermediate-Term U.S. Treasury ETF	2,114,999,908	—	2,114,999,908
Schwab Long-Term U.S. Treasury ETF	26,586,087	—	26,586,087
Schwab U.S. Aggregate Bond ETF	4,825,137,635	564,294,522	5,389,432,157
Schwab 1-5 Year Corporate Bond ETF	469,054	73,688,188	74,157,242
Schwab 5-10 Year Corporate Bond ETF	—	53,640,149	53,640,149
*Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$6,318,341,050	$2,370,428,059
Schwab Short-Term U.S. Treasury ETF	2,919,718,821	3,832,304,535
Schwab Intermediate-Term U.S. Treasury ETF	1,428,778,051	3,822,233,841
Schwab Long-Term U.S. Treasury ETF	41,139,755	16,291,780
Schwab U.S. Aggregate Bond ETF	44,167,063	4,218,707
Schwab 1-5 Year Corporate Bond ETF	4,512,233	12,598,510
Schwab 5-10 Year Corporate Bond ETF	4,138,565	20,772,759
For the period ended December 31, 2020, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended December 31, 2020 are disclosed in the funds’ Statements of Operations, if any.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

11. Federal Income Taxes
As of December 31, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Tax cost	$13,125,758,001	$7,420,986,730	$3,815,776,228	$90,098,386
Gross unrealized appreciation	$947,905,900	$68,122,741	$128,414,409	$665,387
Gross unrealized depreciation	(12,919,846)	(324,201)	(2,860,306)	(730,379)
Net unrealized appreciation (depreciation)	$934,986,054	$67,798,540	$125,554,103	($64,992)

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Tax cost	$8,368,105,512	$114,736,302	$179,600,995
Gross unrealized appreciation	$550,636,165	$3,173,772	$10,328,767
Gross unrealized depreciation	(13,608,464)	(4,705)	(80,661)
Net unrealized appreciation (depreciation)	$537,027,701	$3,169,067	$10,248,106
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Undistributed ordinary income	$842,372	$73,176	$160,823	$2,954
Net unrealized appreciation (depreciation) on investments	934,986,054	67,798,540	125,554,103	(64,992)
Capital loss carryforwards	(29,722,805)	(2,337,524)	(1,440,182)	(227,609)
Total	$906,105,621	$65,534,192	$124,274,744	($289,647)

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Undistributed ordinary income	$186,758	$5,064	$13,455
Net unrealized appreciation (depreciation) on investments	537,027,701	3,169,067	10,248,106
Capital loss carryforwards	(3,971,628)	—	(13,832)
Total	$533,242,831	$3,174,131	$10,247,729
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
No expiration	$29,722,805	$2,337,524	$1,440,182	$227,609
Total	$29,722,805	$2,337,524	$1,440,182	$227,609

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Schwab Fixed-Income ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
Expiration Date	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
No expiration	$3,971,628	$—	$13,832
Total	$3,971,628	$—	$13,832
For the fiscal year ended December 31, 2020, the funds had capital loss carryforwards utilized as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Capital loss carryforwards utilized	$3,059,212	$22,986,733	$20,669,535	$—

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Capital loss carryforwards utilized	$43,133,301	$2,869	$—
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Current fiscal year end distributions
Ordinary income	$145,346,920	$88,160,440	$68,701,360	$911,465
Prior fiscal year end distributions
Ordinary income	$152,790,170	$122,565,815	$100,812,255	$66,835

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Current fiscal year end distributions
Ordinary income	$196,101,450	$2,580,855	$3,679,790
Prior fiscal year end distributions
Ordinary income	$184,048,740	$135,820	$424,080
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

12. Independent Registered Public Accounting Firm (continued):
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF for the past two fiscal years, December 31, 2018 and December 31, 2019, and the Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF for the period October 10, 2019 (commencement of operations) through December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two period year-ends detailed above and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF (the “Funds”), seven of the funds constituting Schwab Strategic Trust, as of December 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019; except for Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF, the statements of changes in net assets and the financial highlights for the period from October 10, 2019 to December 31, 2019, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

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Schwab Fixed-Income ETFs
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the funds designate the following percentage of income dividends, to the maximum amount allowed, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	90.87%
Schwab 1-5 Year Corporate Bond ETF	78.43%
Schwab 5-10 Year Corporate Bond ETF	84.90%
For the fiscal year ended December 31, 2020, the Schwab 1-5 Year Corporate Bond ETF designates the maximum amount allowed, or 100% of the short-term capital gain dividends of $912,120 as exempt from U.S. withholding tax for nonresident aliens and foreign corporations.
For the fiscal year ended December 31, 2020, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	100.00%
Schwab 1-5 Year Corporate Bond ETF	59.63%
Schwab 5-10 Year Corporate Bond ETF	100.00%

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US 1–5 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US 5–10 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Long Treasury Index An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Annual Report

Notes

Notes

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR60171-10
00256562

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-five operational series. Seven series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February and eleven series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-five operational series during 2020/2021 and 2019/2020, based on their respective 2020/2021 and 2019/2020 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020
$450,900	$563,669	$0	$0	$77,500	$104,429	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2020/2021: $3,577,864                      2019/2020: $104,429

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Nancy F. Heller and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 17, 2021